As filed with the Securities and Exchange Commission
                                 on July 9, 2008

                                       Registration Nos. 033-12608 and 811-05059
                                       -----------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        X
                                                             -----
         Pre-Effective Amendment No.
                                                             -----
         Post-Effective Amendment No. 55                       X
                                                             -----
REGISTRATION STATEMENT UNDER THE INVESTMENT
  COMPANY ACT OF 1940                                          X
                                                             -----
         Amendment No. 57                                      X
                                                             -----
                                 HIGHMARK FUNDS
               (Exact Name of Registrant as Specified in Charter)

                        350 California Street, Suite 1600
                             San Francisco, CA 94104
                 (Address of principal executive offices) (zip)

       Registrant's telephone number, including area code: (800) 433-6884

                     Name and address of agent for service:
                     --------------------------------------
                               John M. Loder, Esq.
                                Ropes & Gray LLP
                       One Embarcadero Center, Suite 2200
                             San Francisco, CA 94111

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)

   X  immediately upon filing pursuant to paragraph (b)
 ----
 ____ on [date] pursuant to paragraph (b)
 ____ 60 days after filing pursuant to paragraph (a)(1)
 ____ on [date] pursuant to paragraph (a)(1)
 ____ 75 days after filing pursuant to paragraph (a)(2)
 ____ on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
 ____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment relates to two series of the Registrant: HighMark Fundamental Equity Fund and HighMark Treasury Plus Money Market Fund. Only the prospectuses and statement of additional information contained in the Registrant's Registration Statement relating to such series is intended to be amended hereby. No other prospectus or statement of additional information contained in the Registrant's Registration Statement relating to any other series of the Registrant is amended or superseded hereby.

                                                                    JULY 9, 2008


HIGHMARK
    The smarter approach to investing.

FUNDAMENTAL EQUITY FUND                                            RETAIL SHARES
PROSPECTUS

                                    (GRAPHIC)

(HIGHMARK(R) FUNDS LOGO)
HIGHMARK(R) FUNDS

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.

                                  PROSPECTUS 1


HOW TO READ THIS PROSPECTUS

HighMark Funds is a mutual fund family that offers different classes of Shares in separate investment portfolios. The funds have various investment goals and strategies. This prospectus gives you important information about the Class A and Class C Shares of one of the investment portfolios, HighMark Fundamental Equity Fund (the "Fund") that you should know before investing. The Fund also offers one additional class of Shares called Fiduciary Shares, which are offered in a separate prospectus.

Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review this important information. The next column contains general information you should know about investing in the Fund.

INDIVIDUAL HIGHMARK FUND PROFILE
Fundamental Equity Fund ...................................................    2

SHAREOWNER GUIDE -- HOW TO INVEST IN THE HIGHMARK FUNDS
Choosing a Share Class ....................................................    5
How Sales Charges Are Calculated ..........................................    5
Sales Charge Reductions and Waivers .......................................    6
Fees for Distribution of Shares ...........................................    7
Payments to Financial Firms ...............................................    7
Opening an Account ........................................................    8
Buying Shares .............................................................    9
Selling Shares ............................................................   10
Exchanging Shares .........................................................   11
Transaction Policies ......................................................   11
Dividends and Distributions ...............................................   14
Taxes .....................................................................   14
Investor Services .........................................................   15

MORE ABOUT THE HIGHMARK FUNDS
Investment Management .....................................................   15
Financial Highlights ......................................................   16
Other Investment Matters ..................................................   16
Glossary of Investment Risks ..............................................   20

FOR MORE INFORMATION ABOUT HIGHMARK FUNDS, PLEASE SEE THE BACK COVER OF THE PROSPECTUS

INTRODUCTION

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at the Fund, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.

AS WITH OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A MUTUAL FUND. YOUR INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A.*, ITS AFFILIATES OR ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

The Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that the Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

The portfolio manager invests the Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her investment selection, may cause the Fund to underperform other funds with similar objectives.

* Union Bank of California, N.A., is the parent company of HighMark Capital Management, Inc., the investment adviser of the Fund.

(GRAPHIC) FUND SUMMARY

(GRAPHIC) INVESTMENT STRATEGY

(GRAPHIC) WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

(GRAPHIC) PERFORMANCE INFORMATION

(GRAPHIC) DID YOU KNOW?

(GRAPHIC) FUND INFORMATION

(GRAPHIC) FEES AND EXPENSES

                                  2 PROSPECTUS


HIGHMARK FUNDS
FUNDAMENTAL EQUITY FUND

(GRAPHIC) FUND SUMMARY

INVESTMENT GOAL                 To seek long-term capital appreciation through
                                investments in U.S. equity securities

INVESTMENT FOCUS                U.S. common stocks

PRINCIPAL INVESTMENT STRATEGY   Seeks to invest in high quality companies that
                                are priced below their intrinsic value

SHARE PRICE VOLATILITY          Moderate to High

INVESTOR PROFILE                Long-term investors seeking capital appreciation

(GRAPHIC) INVESTMENT STRATEGY

HighMark Fundamental Equity Fund seeks long-term capital appreciation through investments in U.S. equity securities.

To pursue its goal, the Fund invests primarily in U.S. companies without regard to whether those companies are categorized as "growth" or "value". The portfolio managers seek to identify high quality companies that are currently undervalued based on the long-term potential of the underlying businesses.

The portfolio managers define high quality businesses as having some but not necessarily all of the following characteristics:

- A leading position in an attractive industry with favorable or improving competitive dynamics,

-    Sustainable competitive advantages,

-    A high and/or improving return on equity,

-    A strong and/or improving balance sheet,

-    High and/or growing free cash flow and

-    High quality management.

The portfolio managers attempt to identify companies that meet their definition of high quality businesses and to determine the long-term outlook for earnings and cash flow of those companies. Using this information, the portfolio managers then attempt to estimate the intrinsic value of those companies using a range of possible scenarios. Securities may be chosen when their issuer has been determined to be of high quality and when the portfolio managers believe the securities are trading at a sufficient discount to their intrinsic value.

The portfolio managers may sell a security for a number of reasons, including but not limited to:

-    The security is trading above its intrinsic value,

- The fundamental investment case deteriorates materially relative to expectations or

-    A more attractive opportunity presents itself.

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities.


In addition to the securities described above, the Fund may invest up to 20% of the Fund's assets in foreign securities, including ADRs and locally traded securities. The Fund may also invest in other types of securities, including bonds. In an effort to preserve the value of your investment under volatile market conditions, the managers may invest more than 20% of the Fund's assets in very short-term debt obligations called money market securities. Such a strategy could make it more difficult for the Fund to achieve its goals.


For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page 16.

                                  PROSPECTUS 3


(GRAPHIC) WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a general decline in the stock market. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

INVESTMENT STYLE RISK: The possibility that the kinds of stocks on which this Fund focuses will underperform other types of investments or the market as a whole.

FOREIGN SECURITIES AND CURRENCY RISKS: Investing in foreign markets involves greater risk than investing in the United States, including the risk that a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, accounting and financial reporting standards that differ from those in the U.S and that could convey incomplete or inaccurate financial information on companies, smaller and less liquid securities markets, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.

If the Fund invests in securities with additional risks, its share-price volatility could be greater and its performance lower. In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay.

For more information about these risks, please see "Glossary of Investment Risks" on page 20. For more information about additional risks to which the Fund may be subject, please see page 16.

(GRAPHIC) PERFORMANCE INFORMATION

This section would normally include a bar chart and a table showing how the Fund has performed and how its performance has varied from year to year. Because the Fund had not commenced operations prior to the date of this Prospectus, the bar chart and table are not shown.

(GRAPHIC) FUND INFORMATION

CLASS     CUSIP       TICKER
-----     -----       ------
Class A   431112259   N/A
Class C   431112242   N/A


                                                                     (CONTINUED)

                                  4 PROSPECTUS


HIGHMARK FUNDS
FUNDAMENTAL EQUITY FUND (CONTINUED)

(GRAPHIC) FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                  CLASS A   CLASS C
                                                   SHARES    SHARES
                                                  -------   -------
Maximum Sales Charge (Load) Imposed on Purchase
   (as a percentage of offering price)*            5.50%        0%
Maximum Deferred Sales Charge (Load)
   (as a percentage of net asset value)**             0%     1.00%
Redemption Fee (as a percentage of amount
   redeemed, if applicable)***                        0%        0%

ANNUAL FUND OPERATING EXPENSES


                                                  CLASS A   CLASS C
                                                   SHARES    SHARES
                                                  -------   -------
Investment Advisory Fees                           0.60%     0.60%
Distribution (12b-1) Fees                          0.25%     1.00%
Other Expenses+                                    0.48%     0.23%
                                                   ----      ----
   TOTAL ANNUAL FUND OPERATING EXPENSES            1.33%     1.83%
Fee Waivers                                        0.11%     0.01%
   NET EXPENSES++                                  1.22%     1.82%


* The sales charge for Class A Shares varies depending upon how much you invest. See "How Sales Charges Are Calculated."

** If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "How Sales Charges are Calculated."

***  Does not include any wire transfer fees, if applicable.

+    Other Expenses are based on estimated amounts for the current fiscal year.


++ The Fund's Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles) for Class A and Class C Shares from exceeding 1.22% and 1.82%, respectively, for the period beginning July 9, 2008 and ending on November 30, 2009.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                  1 YEAR   3 YEARS
                                                  ------   -------
CLASS A SHARES                                     $667      $938
CLASS C SHARES
If you do not sell
   your shares:                                    $185      $575
If you sell your
   shares at the
   end of the period:                              $285      $575

                                  PROSPECTUS 5


SHAREOWNER GUIDE - HOW TO INVEST IN THE HIGH MARK FUNDS

Before you invest, we encourage you to carefully read the Fund profile included in this prospectus and consider whether an investment in the Fundamental Equity Fund is appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund share classes we offer is right for you.

CHOOSING A SHARE CLASS

HighMark Funds offers different classes of Fund Shares, each of which has different expenses and other characteristics. Two classes of Fund Shares--Classes A and C--are offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main differences between HighMark's Class A and Class C Shares:

CLASS A

-    Front-end sales charges, as described below.

-    Distribution and service (12b-1) fees of 0.25%.

- Because Class A Shares will normally be the better choice if your investment qualifies for a reduced sales charge:

     - Orders for Class C Shares for $1 million or more normally should be placed as orders for Class A Shares.

     - Orders for Class C Shares by an investor eligible to purchase Class A Shares without a front-end sales charge normally should be placed as orders for Class A Shares.

CLASS C

-    No front-end sales charge.


-    Distribution and service (12b-1) fees of 1.00%.


-    A deferred sales charge, as described below.

- No automatic conversion to Class A Shares, so annual expenses continue at the Class C level throughout the life of your investment.

To compensate HighMark Capital Management, Inc. for the commission it may pay to your broker or financial institution at the time of purchase, HighMark Capital Management may receive 12b-1 fees paid on Class C Shares during the first 12 months of investment.

BECAUSE 12B-1 FEES ARE PAID ON AN ONGOING BASIS, CLASS C SHAREHOLDERS COULD END UP PAYING MORE EXPENSES OVER THE LONG TERM THAN CLASS A SHAREHOLDERS WHO HOLD THEIR SHARES FOR A SIMILAR PERIOD.

FOR PURCHASES OF $1 MILLION OR GREATER, THE SALES CHARGE FOR CLASS A SHARES IS WAIVED. AS A RESULT, IF YOU ARE MAKING AN INITIAL INVESTMENT OF $1 MILLION OR MORE, THE LOWER OPERATING EXPENSES OF CLASS A SHARES MAY MAKE THEM A BETTER CHOICE FOR YOU THAN CLASS C SHARES.

THE FUND ALSO OFFERS FIDUCIARY CLASS SHARES, WHICH HAVE THEIR OWN EXPENSE STRUCTURE. FIDUCIARY CLASS SHARES ARE AVAILABLE ONLY TO FINANCIAL INSTITUTIONS, FIDUCIARY CLIENTS OF UNION BANK OF CALIFORNIA, N.A., AND CERTAIN OTHER QUALIFIED INVESTORS.

HOW SALES CHARGES ARE CALCULATED

CLASS A SHARES: FRONT-END SALES CHARGE

                           AS A              AS A
                       PERCENTAGE OF    PERCENTAGE OF
  YOUR INVESTMENT     OFFERING PRICE   YOUR INVESTMENT
  ---------------     --------------   ---------------
0 - $49,999               5.50%             5.82%
$50,000 - $99,999         4.50%             4.71%
$100,000 - $249,999       3.75%             3.90%
$250,000 - $499,999       2.50%             2.56%
$500,000 - $999,999       2.00%             2.04%
$1,000,000 and Over       0.00%*            0.00%

* If you sell Class A Shares within one year of buying them and you bought those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%, based on the current market value of the Shares. Multiple purchases are handled on a "first in, first out" basis. This Contingent Deferred Sales Charge may be paid to HighMark Capital Management, Inc. to compensate it for the commission it may pay to your broker or financial institution at the time of purchase.

CLASS C SHARES: CONTINGENT DEFERRED SALES CHARGE

Class C Shares are available at their net asset value per share, without any initial sales charge.

If you sell Class C Shares within one year of buying them, you must pay what is known as a "contingent deferred sales charge" (CDSC). The CDSC is based on either the original cost you paid for the Shares or their current market value, whichever is less. We do not impose a CDSC on Shares you may have acquired by reinvesting your dividends or capital gains distributions.

THE CDSCS IS AS FOLLOWS:

CLASS C SHARES

IF SOLD WITHIN   CDSC ON SHARES BEING SOLD
--------------   -------------------------
1st year                   1.00%
After 1st year                0%

Class C Shares do not convert to Class A Shares.

                                  6 PROSPECTUS


HIGHMARK FUNDS

In addition, we calculate any CDSC you may owe by considering the number of Shares you are selling, not the value of your account. To keep your CDSC as low as possible, each time you ask us to sell Shares we will first sell any Shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those Shares that have the lowest CDSC next.

On the purchase of your Class C Shares, HighMark Capital Management, Inc. may pay a commission equal to 1.00% of your purchase to your broker or financial institution. HighMark Capital Management, Inc. may also receive any CDSC imposed when you sell your Class C Shares.

REPURCHASE OF CLASS A SHARES

You may purchase any amount of Class A Shares of any HighMark Fund at net asset value (NAV) (without the normal front-end sales charge), up to the limit of the value of any amount of HighMark Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 30 days. In effect, this allows you to reacquire Shares that you may have had to redeem, without re-paying the front-end sales charge. To exercise this privilege, we must receive your purchase order within 30 days of your redemption. In addition, you must notify us when you send in your purchase order that you are repurchasing shares.

SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGES. You can combine multiple purchases of Class A Shares in several ways to qualify for reduced sales charges. Notify us at the time of your purchase if you believe you qualify for a reduced sales charge for any of the following reasons:

- RIGHT OF ACCUMULATION PRIVILEGE: You may combine the value of Class A Shares you are presently buying with the current value of any Class A Shares or Class C Shares you bought previously for: (1) your account; (2) your spouse's account; (3) a joint account with your spouse; or (4) your minor children's trust or custodial accounts. A fiduciary who is purchasing Shares for the same fiduciary account, trust or estate may also use this right of accumulation. The applicable front-end sales charge rate for the new purchase is based on the total of your current purchase and the current value of all other Shares you own. You must provide your account number and the account number(s) of your spouse and your minor children, and the ages of such children, as applicable.



- LETTER OF INTENT: If you plan to invest in Class A Shares of a HighMark Fund and, within a 13-month period, make additional investments in Class A Shares of that Fund or Class A Shares of another HighMark Fund, you may be able to receive a reduced sales charge on your cumulative investment. To take advantage of this privilege, you must start with a minimum initial investment of 5% of the total amount and inform us in writing within 90 days of your initial purchase. Be sure to notify us again when you make additional investments in another HighMark Fund.


REDUCTIONS FOR QUALIFIED GROUP(S). If you are investing with, or on behalf of, a group, your combined purchases of Class A Shares may be eligible for a reduced sales charge through the accumulation and combination privileges described above. Each investor will retain an individual account.

CONTACT YOUR FINANCIAL REPRESENTATIVE OR HIGHMARK FUNDS TO FIND OUT HOW TO QUALIFY, OR CONSULT THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") (SEE THE BACK COVER OF THIS PROSPECTUS FOR CONTACT INFORMATION).

CLASS A FRONT-END SALES CHARGE WAIVERS: The front-end sales charge will be waived on Class A Shares bought:

(1)  Through reinvestment of dividend and capital gain distributions.

(2) By investment companies advised by HighMark Capital Management, Inc., Union Bank of California, N.A., or their affiliates; or distributed by the Distributor or its affiliates placing orders on each entity's behalf.

(3)  By state and local governments.

(4) By individuals rolling over distributions received from employee benefit trust accounts administered by Union Bank of California into an individual retirement account administered by the Bank, or for which the Bank serves as trustee or custodian. Future purchases will be subject to the appropriate sales charge.

(5) By individuals investing the proceeds from a required minimum distribution at age 70 1/2 from their employee benefit qualified plan or an individual retirement account administered by Union Bank of California.

(6) By individuals investing proceeds received in connection with a distribution paid from a Union Bank of California trust or agency account.

(7) By investment advisers or financial planners regulated by a federal or state governmental authority who are purchasing Class A Shares for their own account or for an account for which they are authorized to make investment decisions (i.e., a discretionary account) and who charge a management, consulting or other fee for their services; and clients of such investment advisers or financial planners who place trades for their own accounts, if the accounts are linked to the master account of the investment adviser or financial planner on the books and records of a broker or agent.

(8) By brokers, dealers and agents (as well as their employees, spouses and children under the age of 21) who have a sales agreement with the Distributor and are purchasing Class A Shares for their own account.

                                  PROSPECTUS 7


(9) By individuals buying Class A Shares on behalf of a qualified prototype retirement plan (other than an IRA, SEP-IRA or Keogh).

(10) By current or retired trustees (as well as their spouses and children under the age of 21) of HighMark Funds; by directors, officers and employees (as well as their spouses and children under the age of 21) of Union Bank of California, of the Distributor or its affiliated companies, of Boston Financial Data Services or of Sub-Advisers to the HighMark Funds.

(11) By investors receiving Class A Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which HighMark Funds is a party.

(12) By persons who bought Class A Shares without the assistance of an investment professional between May 15, 1998 and August 31, 1998. Such individuals may make future purchases of Class A Shares at no sales charge.

(13) Through exchange of Class M Shares of HighMark Funds.

(14) By clients of financial intermediaries who would have otherwise been entitled to receive a front-end sales charge but who elect not to receive such front-end sales charge with respect to such clients.

(15) By participants in retirement plans, college savings plans or other plans for which the plan record-keeping is performed by financial intermediaries who would have otherwise been entitled to receive a front-end sales charge but who elect not to receive such front-end sales charge with respect to such plans.

THE INTERPRETATION OF THESE PROVISIONS AS TO THE APPLICABILITY OF A SPECIAL ARRANGEMENT OR WAIVER IN A PARTICULAR CASE IS IN THE SOLE DISCRETION OF THE FUND. THESE WAIVERS AND SPECIAL ARRANGEMENTS MAY BE AMENDED OR TERMINATED AT ANY TIME BY THE FUND.

IF YOU THINK YOU MAY BE ELIGIBLE FOR A SALES CHARGE WAIVER, CONTACT YOUR FINANCIAL REPRESENTATIVE OR HIGHMARK FUNDS OR CONSULT THE SAI (SEE THE BACK COVER OF THIS PROSPECTUS).

FOR CATEGORIES 2 THROUGH 11, 12, 14 AND 15 ABOVE, YOU MUST NOTIFY HIGHMARK FUNDS AT THE TIME YOU BUY THE SHARES THAT YOUR PURCHASE QUALIFIES FOR A SALES CHARGE WAIVER.

CDSC WAIVERS: You may qualify for a CDSC waiver if:

- you are selling Shares as part of a systematic withdrawal plan (SWP), provided that no more than 10% of the total market value of an account (calculated at the time the SWP is established) may be withdrawn over any 12 month period.

-    you are taking certain distributions from a retirement plan.

-    the shareholder has died or become disabled.

YOU MUST NOTIFY US THAT YOU ARE ELIGIBLE FOR A WAIVER UNDER THESE CIRCUMSTANCES AT THE TIME YOU WISH TO SELL SHARES.

IF YOU THINK YOU MAY BE ELIGIBLE FOR A CDSC WAIVER, CONTACT YOUR FINANCIAL REPRESENTATIVE OR HIGHMARK FUNDS OR CONSULT THE SAI (SEE THE BACK COVER OF THIS PROSPECTUS FOR CONTACT INFORMATION).

The Fund makes sales charge and breakpoint information available, free of charge, on or through HighMark Funds' website at WWW.HIGHMARKFUNDS.COM through the Fund's prospectuses and SAI, which are available for download or by request at the hyperlink "Prospectus, Applications and Literature."

FEES FOR DISTRIBUTION OF SHARES

HighMark Funds has adopted 12b-1 plans with respect to Class A and Class C Shares that allow the Fund to pay distribution and service fees. The maximum distribution and service fee for each class of Shares is as follows:

              PERCENTAGE OF AVERAGE
SHARE CLASS      DAILY NET ASSETS
-----------   ---------------------
Class A               0.25%
Class C               1.00%

Because 12b-1 fees are paid on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PAYMENTS TO FINANCIAL FIRMS

Some or all of the sales charges, distribution fees and servicing fees described above may be paid or "reallowed" to the broker, dealer, financial adviser or other financial intermediaries, including UnionBanc Investment Services LLC, TruSource and other affiliates of HighMark Capital Management, Inc., through which you purchase your Shares. In addition to the foregoing, your broker, dealer, financial adviser or other financial intermediaries may receive certain other payments and compensation described below. These arrangements may apply to any or all of your Shares, including but not limited to, Shares held through retirement plans.

For purposes of the following, "financial firms" means brokers, dealers, financial advisers and other financial intermediaries. The Fund may make payments under HighMark Funds' shareholder services plans relating to the Class A Shares to financial firms that agree to provide certain shareholder support services for their customers or account holders who are the beneficial or record owners of Shares of the Fund. In consideration for such services, a financial firm is compensated by the Fund at a maximum annual rate of up to 0.25% of the average daily net asset value of the applicable class(es) of Shares of the Fund. The shareholder services plans are more fully described in the SAI. Financial firms may also receive sales charges, distribution fees, servicing fees and other compensation relating to other classes of Shares and other series of HighMark Funds not offered in this prospectus.

                                  8 PROSPECTUS


HIGHMARK FUNDS

MARKETING SUPPORT PAYMENTS. HighMark Capital Management, Inc. may also make payments from its own assets to financial firms that sell the HighMark Funds. The amounts of these payments may vary from time to time. Speak with your financial adviser to learn more about these payments.

PAYMENTS FOR DISTRIBUTION AND SHAREHOLDER SERVICES. In addition to the foregoing marketing support payments, HighMark Capital Management, Inc., directly or through an agent, also pays out of its own assets compensation to financial firms for the sale and distribution of the Shares of the Fund and/or for the servicing of Shares of the Fund. These payments made by HighMark Capital Management, Inc. may be made to supplement commissions paid to financial firms, and may take the form of (1) due diligence payments for a financial firm's examination of the Fund and payments for employee training and education relating to the Fund; (2) listing fees for the placement of the Fund on a financial firm's list of mutual funds available for purchase by its clients; (3) fees for providing the Fund with "shelf space" and/or a higher profile for a financial firm's financial consultants and their customers and/or placing the Fund on the financial firm's preferred or recommended list; (4) marketing support fees for providing assistance in promoting the sale of Shares; (5) payments in connection with attendance at sales meetings for the promotion of the sale of Shares; (6) payments for maintaining shareholder accounts on a financial firm's platform; and (7) payments for the sale of Shares and/or the maintenance of share balances.

Payments made by HighMark Capital Management, Inc. or its agents to a financial firm also may be used by the financial firm to pay for the travel expenses, meals, lodging and entertainment of the firm's salespersons and guests in connection with education, sales and promotional programs. These programs, which may be different for different financial firms, will not change the price an investor will pay for Shares or the amount that the Fund will receive for the sale of Shares.

A number of factors are considered in determining the amount of these additional payments, including each financial firm's HighMark Funds sales and total assets, and the financial firm's willingness to give HighMark Capital Management, Inc. or the Fund's distributor access to its financial advisers for educational purposes. At times, the financial firm might include the Fund on a "select" or "preferred" list. HighMark Capital Management's goals include educating the investment advisers about the Fund so that they can provide suitable information and advice to prospective investors and shareholders of the Fund.

Pursuant to the terms of an agreement between HighMark Capital Management, Inc. and HighMark Funds' distributor, HighMark Capital Management makes payments to the distributor for distribution services related to the Fund.

IF INVESTMENT ADVISERS, ADMINISTRATORS, DISTRIBUTORS OR AFFILIATES OF MUTUAL FUNDS PAY BONUSES AND INCENTIVES IN DIFFERING AMOUNTS, FINANCIAL FIRMS AND THEIR FINANCIAL CONSULTANTS MAY HAVE FINANCIAL INCENTIVES FOR RECOMMENDING A PARTICULAR MUTUAL FUND OVER OTHER MUTUAL FUNDS. IN ADDITION, DEPENDING ON THE ARRANGEMENTS IN PLACE AT ANY PARTICULAR TIME, A FINANCIAL FIRM AND ITS FINANCIAL CONSULTANTS MAY ALSO HAVE A FINANCIAL INCENTIVE FOR RECOMMENDING A PARTICULAR SHARE CLASS OVER OTHER SHARE CLASSES. Speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Fund, HighMark Capital Management, Inc. and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial adviser at the time of purchase. HighMark Capital Management, Inc. does not consider sales of Shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund. However, some broker-dealers that sell Shares of the Fund may receive commissions from the Fund in connection with the execution of the Fund's portfolio transactions.

OPENING AN ACCOUNT

1.   Read this prospectus carefully.

2.   Determine how much money you want to invest.

     The minimum investments for Class A or Class C Shares of the HighMark Funds are as follows:

     -    INITIAL PURCHASE:       $1,000 for the Fund
                                  $250 for the Fund for current and retired trustees (as well as their spouses and children under the age of 21) of HighMark
                                  Funds and directors, officers and employees
                                  (as well as their spouses and children under the age of 21) of Union Bank of California, N.A., the Distributor and its affiliates, and Boston Financial Data Services
                                  $100 for Automatic Investment Plan

     -    ADDITIONAL PURCHASES:   $100 for the Fund
                                  $100 monthly minimum per HighMark Fund for Automatic Investment Plan

We may waive these initial and additional investment minimums for purchases made in connection with Individual Retirement Accounts, Keoghs, payroll deduction plans or 401(k) or similar plans.

                                  PROSPECTUS 9


3. Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call us at 1-800-433-6884.

4. You and your financial representative can initiate any purchase, exchange or sale of Shares.

5. CUSTOMER IDENTIFICATION AND VERIFICATION. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

     What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you, which information may include your social security number or taxpayer identification number. This information will be verified to ensure the identity of all persons opening an account.

     HighMark Funds is required by law to reject your new account application if the required identifying information is not provided.

     In certain instances, HighMark Funds is required to collect documents to fulfill its legal obligations. Documents provided in connection with your application will be used solely to establish and verify customer identity, and HighMark Funds shall have no obligation with respect to the terms of any such document.

     Attempts to collect the missing information required on the application will be performed by contacting either you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of HighMark Funds (e.g., 72 hours), which may change from time to time, your application will be rejected.

     Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined after receipt of your application in proper form.

     However, HighMark Funds reserves the right to close your account at the then-current day's price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of HighMark Funds (e.g., 96 hours), which may change from time to time. If HighMark Funds is unable to verify your identity, it reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. HighMark Funds reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund Shares and will be subject to corresponding tax implications.

WE RESERVE THE RIGHT TO REJECT A PURCHASE ORDER IF HIGHMARK FUNDS OR THE FUND'S ADVISER DETERMINES THAT IT IS NOT IN THE BEST INTEREST OF HIGHMARK FUNDS OR ITS SHAREHOLDERS.

BUYING SHARES

BY CHECK

OPENING AN ACCOUNT

-    Make out a check for the investment amount, payable to "HighMark Funds."

- Deliver the check and your completed application to your financial representative, or mail them to our Transfer Agent (see address below).

ADDING TO AN ACCOUNT

-    Make out a check for the investment amount, payable to "HighMark Funds."

- Include a note specifying the Fund name, your share class, your account number and the name(s) in which the account is registered.

- Deliver the check and your note to your financial representative, or mail them to our Transfer Agent.

     TRANSFER AGENT ADDRESS:
     HighMark Funds
     P.O. Box 8416
     Boston, MA 02266-8416
     Phone Number: 1-800-433-6884

All purchases made by check should be in U.S. dollars.

THIRD PARTY CHECKS, CREDIT CARD CHECKS, TRAVELER'S CHECKS, STARTER CHECKS, MONEY ORDERS OR CASH WILL NOT BE ACCEPTED.

BY EXCHANGE

OPENING AN ACCOUNT

- Call your financial representative or HighMark Funds at 1-800-433-6884 to request an exchange.

ADDING TO AN ACCOUNT

- Call your financial representative or HighMark Funds at 1-800-433-6884 to request an exchange.

BY WIRE

OPENING AN ACCOUNT

- Deliver your completed application to your financial representative, or mail it to our Transfer Agent (address above).

- Obtain your Fund account number by calling your financial representative or our Transfer Agent.

                                  10 PROSPECTUS


HIGHMARK FUNDS

-    Instruct your bank to wire the amount of your investment to:

     State Street Bank and Trust Company
     225 Franklin Street
     Boston, MA 02101
     ABA# 011000028
     DDA# 9905-194-8

Specify the Fund name, your choice of share class, the new Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.

ADDING TO AN ACCOUNT

-    Call our Transfer Agent before wiring any funds.

-    Instruct your bank to wire the amount of your investment to:

     State Street Bank and Trust Company
     225 Franklin Street
     Boston, MA 02101
     ABA# 011000028
     DDA# 9905-194-8

Specify the Fund name, your share class, your Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.

THROUGH FINANCIAL INSTITUTIONS

OPENING AN ACCOUNT

- Call your financial institution for information on their procedures for transmitting orders to HighMark Funds.

ADDING TO AN ACCOUNT

- Call your financial institution for information on their procedures for transmitting orders to HighMark Funds.

Contact your financial representative for instructions and assistance.

To add to an account using the Automatic Investment Plan, see "Investor
Services."

SELLING SHARES

BY LETTER

DESIGNED FOR

-    Accounts of any type.

-    Sales of any amount.

TO SELL SOME OR ALL OF YOUR SHARES

- Write a letter indicating the Fund name, your share class, your Fund account number, the name(s) in which the account is registered and the dollar value or number of Shares you wish to sell.

- Include all signatures and any guarantees that may be required (see "Selling Shares in Writing").

-    Mail the materials to our Transfer Agent.

     TRANSFER AGENT ADDRESS:
     HighMark Funds
     P.O. Box 8416
     Boston, MA 02266-8416
     Phone Number: 1-800-433-6884

- We will mail a check to the name(s) and address in which the account is registered, unless you give us other written instructions.

- If you are invested in an IRA or Roth IRA account, you can contact HighMark customer service to obtain an IRA distribution form at 1-800-433-6884. The IRA distribution form is also downloadable at www.highmarkfunds.com.

BY PHONE

DESIGNED FOR

-    Accounts of any type, except Individual Retirement Accounts or Roth IRAs.

-    Sales of any amount.

TO SELL SOME OR ALL OF YOUR SHARES

- To place your order, contact your financial representative or HighMark Funds at 1-800-433-6884 between 8:30 a.m. and 6:00 p.m. Eastern Time on most business days.

BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)

DESIGNED FOR

-    Requests by letter to sell at least $500 (accounts of any type).

- Requests by phone to sell at least $500 (accounts of any type excluding IRA and Roth IRA accounts).

TO SELL SOME OR ALL OF YOUR SHARES

- We will wire amounts of $500 or more on the next business day after we receive your request.

- Shares cannot be redeemed by wire on Federal holidays restricting wire transfers.

BY EXCHANGE

DESIGNED FOR

-    Accounts of any type.

-    Sales of any amount.

TO SELL SOME OR ALL OF YOUR SHARES

- Obtain a current prospectus for the Fund into which you are exchanging by calling HighMark Funds or your financial representative.

- Call HighMark Funds or your financial representative to request an exchange.

THROUGH FINANCIAL INSTITUTIONS

DESIGNED FOR

-    Accounts set up through financial institutions.

                                  PROSPECTUS 11


TO SELL SOME OR ALL OF YOUR SHARES

- Contact your financial institution for information on their procedures for transmitting orders to HighMark Funds.

Contact your financial representative for instructions and assistance.

To make systematic withdrawals from an account, see "Investor Services."

SELLING SHARES IN WRITING. In certain circumstances, you may need to include a medallion guarantee, which protects you against fraudulent orders. You will need a medallion guarantee if:

-    you are selling more than $50,000 worth of Shares.

- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or by wire or the Automated Clearing House (ACH) to a bank account other than that on record.

-    you changed your address of record within the last 30 days.

You should be able to obtain a medallion guarantee from a bank, broker-dealer, credit union, securities exchange or association, clearing agency or savings association. A notary public CANNOT provide a medallion guarantee.

RECEIVING YOUR MONEY. Normally, we will send you a check for your proceeds as promptly as possible, at the latest within seven calendar days of receiving your redemption order. If, however, you recently purchased Shares in the Fund, we may be unable to fulfill your request if we have not yet received and processed your payment for the initial purchase. In such a case you may need to resubmit your redemption request after we have received payment.


REDEMPTION IN KIND. The Fund reserves the right to make payment on redemptions in securities rather than cash. If the Fund makes payment on redemptions in securities, you may incur brokerage costs when selling those securities.


INVOLUNTARY SALES OF YOUR SHARES. Due to the relatively high costs of handling small investments, the Fund reserves the right to redeem your Shares at net asset value (less any applicable contingent deferred sales charge) if your account balance in the Fund drops below the minimum initial purchase amount for any reason other than market fluctuation. This is more likely to occur if you invest only the minimum amount in the Fund and then sell Shares within a fairly short period of time. Before the Fund exercises its right to redeem your Shares, we will notify you in writing at least 60 days in advance to give you time to bring your account balance up to or above the minimum.

EXCHANGING SHARES

HOW TO EXCHANGE YOUR SHARES. You may exchange Class A or Class C Shares of one HighMark Fund for those of another HighMark Fund (the "new HighMark Fund"), provided that you:

-    Are qualified to invest in the new HighMark Fund.

- Satisfy the initial and additional investment minimums for the new HighMark Fund.

- Invest in the same share class in the new HighMark Fund as you did in the previous HighMark Fund.

- Maintain the minimum account balance for each HighMark Fund in which you invest.

Your cost for buying shares in the new HighMark Fund is based on the relative net asset values of the shares you are exchanging plus any applicable sales charge. In addition, if you exchange Class A Shares of one HighMark Fund for those of another HighMark Fund, you may be subject to an exchange fee. See "Redemption Fees and Exchange Fees" below.


An exchange will be treated as a sale for tax purposes.


CLASS A SHARES. In addition to the potential exchange fee referenced above, if you want to exchange Class A Shares of one HighMark Fund for those of another HighMark Fund that has a higher sales charge, you must pay the difference. The same is true if you want to exchange Class A Shares of a no-load HighMark Money Market Fund for those of another HighMark Fund with a sales charge. There is one exception: If you acquired Class A Shares of a HighMark Money Market Fund in an exchange out of Class A Shares of a non-money market HighMark Fund (the "Initial Fund"), you may exchange such Class A Money Market Fund Shares for Class A Shares of another HighMark Fund and pay, with respect to sales charges, the difference between the sales charge of the Initial Fund and the sales charge of the HighMark Fund that you are currently exchanging into, if the sales charge of the HighMark Fund that you are exchanging into is higher. To receive a reduced sales charge when exchanging into a HighMark Fund, you must notify us that you originally paid a sales charge and provide us with information confirming your qualification.

CLASS C SHARES. To calculate the Class C Shares' contingent deferred sales charge payable upon redemption, we combine the period you held Class C Shares of the "old" HighMark Fund with the period you held Class C Shares of the new HighMark Fund.

TRANSACTION POLICIES

VALUATION OF SHARES. The Fund's net asset value per share of a class is calculated according to the following formula:

     (Total market value of the Fund's investments and other assets allocable to the class - the class's liabilities)
     / Total number of the Fund's Shares outstanding in the class
     = The class's net asset value per share

We determine the NAV of the Fund as of the close of regular trading on the New York Stock Exchange, normally at 1:00 p.m. Pacific time (4:00 p.m. Eastern time), every business

                                 12 PROSPECTUS


HIGHMARK FUNDS


day, based on the current market price of the Fund's securities. If that is not available, we value securities by using a method that HighMark Funds' Board of Trustees believes accurately reflects fair value. HighMark Funds' Board of Trustees reviews and approves HighMark Funds' fair valuation procedures in advance of their use. In addition, HighMark Funds' Board of Trustees periodically reviews valuations to determine if any changes should be made to the fair valuation procedures.


For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which HighMark Funds calculates net asset value. The closing prices of such securities may no longer reflect their market value at the time HighMark Funds calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that HighMark Funds calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector.

If the adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which HighMark Funds calculates net asset value, it shall immediately notify the sub-administrator and request that a fair value committee (the "Committee") meeting be called.

In addition, HighMark Funds uses a third party fair valuation vendor (the "Vendor") for equity securities that are traded primarily on non-U.S. exchanges. The Vendor provides a fair value for such securities based on certain factors and methods, which generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. The Vendor provides fair values if there is a movement in the U.S. market that exceeds a specific threshold ("trigger threshold") that has been established by the Committee. The Committee also establishes a "confidence interval"--representing the correlation between the price of a specific foreign security and movements in the U.S. market--before the security will be fair valued based upon the trigger threshold being exceeded. If a trigger threshold is exceeded, HighMark Funds values its non-U.S. securities that exceed the applicable "confidence interval" using the fair values provided by the Vendor.

In the event that the Fund values its securities using the procedures described above, the Fund's NAV may be higher or lower than would have been the case if the Fund had not used its fair valuation procedures. In addition, although we use the same method to determine the NAV of Class A and Class C Shares, the NAV of the Fund's Class C Shares may be lower than that of its Class A Shares because Class C Shares have higher distribution expenses. For further information about how we determine the value of the Fund's investments, see the SAI.

BUY AND SELL PRICES. When you buy Shares of the Fund, the price you will pay (the "offering price") is based on the net asset value per share of the applicable Class of Shares next determined after we receive your order, plus any applicable sales charges. When you sell Shares of the Fund, you receive proceeds based on the net asset value per share of the applicable Class of Shares next determined after we receive your order, minus any applicable deferred sales charges, redemption fees and/or exchange fees.

EXECUTION OF ORDERS. You may buy and sell Shares of the Fund on any day when the New York Stock Exchange is open for business (hereafter referred to as a "business day"). The New York Stock Exchange is closed on weekends and national holidays.

- PURCHASING SHARES BY MAIL: If you mail us a purchase order, we will execute it as soon as we have received your payment. (Note: If your check does not clear, we will be forced to cancel your purchase and may hold you liable for any losses or fees incurred.)

- PURCHASING SHARES BY WIRE: If you place a purchase order by wire on any business day, we will execute it that day, provided that you have wired the money you wish to invest and it is received by our Transfer Agent prior to the close of regular trading on the New York Stock Exchange, normally at 1:00 p.m. PT (4:00 p.m. ET). If our Transfer Agent does not receive the money you plan to wire by this deadline, the trade will be canceled and you must resubmit the trade at the time the wire is sent.

- SELLING SHARES: To sell Shares on any one business day, you must place your redemption order before the close of regular trading on the New York Stock Exchange, normally at 1:00 p.m. PT (4:00 p.m. ET). Otherwise, we will execute your order on the following business day.

Our Transfer Agent may accept telephone orders from broker-dealers, and other intermediaries designated by such broker-dealers, who have been previously approved by the Distributor. The Fund will be deemed to have received a purchase order when an approved broker-dealer or its authorized designee accepts such order. It is the responsibility of such broker-dealer to promptly forward purchase or redemption orders to our Transfer Agent. Broker-dealers may charge you a transaction-based fee or other fee for their services at either the time of purchase or the time of redemption. Such charges may vary among broker-dealers but in all cases will be retained by the broker-dealers and not remitted to the Fund.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of HighMark Funds' overall obligation to deter money laundering under Federal law. HighMark Funds has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of

                                 PROSPECTUS 13


terrorist activities. In this regard, HighMark Funds reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of HighMark Funds management, they are deemed to be in the best interest of the Fund or in other series of HighMark Funds or in cases when HighMark Funds is requested or compelled to do so by governmental or law enforcement authorities.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

HighMark Funds' Board of Trustees has adopted policies and procedures designed to discourage frequent purchases and redemptions of Shares of the Fund or excessive or short-term trading that may disadvantage long-term Fund shareholders. These policies are described below.

RISKS ASSOCIATED WITH EXCESSIVE OR SHORT-TERM TRADING GENERALLY. While the Fund will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund's Shares dilute the value of Shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund Shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Fund's Shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. In addition, the Fund may incur increased expenses if one or more shareholders engage in excessive or short-term trading. For example, the Fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. Frequent trading can result in the realization of a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently. Because short-term capital gains are distributed as ordinary income, this would generally increase a shareholder's tax liability unless the shares are held through a tax-deferred or exempt vehicle. Similarly, the Fund may bear increased administrative costs due to asset level and investment volatility that accompanies patterns of short-term trading activity. All of these factors may adversely affect the Fund's performance.

A Fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time the Fund calculates its NAV at 1:00 p.m. Pacific time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in short-term trading strategy to exploit differences in Fund Share prices that are based on closing prices of foreign securities established some time before a Fund calculates its own share price (referred to as "time zone arbitrage"). The Fund has procedures, referred to as fair value pricing, designed to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Fund calculates its NAV. While there is no assurance, the Funds expects that the use of fair value pricing, in addition to the short-term trading policies discussed below, will reduce a shareholder's ability to engage in time zone arbitrage to the detriment of the other shareholders of the Fund.

A shareholder engaging in a short-term trading strategy may also target a fund that does not invest primarily in foreign securities. Any fund that invests in securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage"). Funds that may be adversely affected by price arbitrage include, in particular, those funds that significantly invest in small cap securities, technology and other specific industry sector securities, and in certain fixed-income securities.

RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS.

Purchases and exchanges should be made primarily for investment purposes. The Fund and/or its principal underwriter reserves the right to refuse any purchase or exchange order at any time or to suspend redemptions with respect to any shareholder, including transactions representing excessive trading and transactions accepted by any shareholder's financial adviser. In addition, the Fund's adviser will use its best efforts to detect short-term trading activity in the Fund's Shares and reject any purchase, redemption or exchange if, in its judgment, the transaction would adversely affect the Fund or its shareholders. The adviser, however, will not always be able to detect or prevent market timing activity or other trading activity that may disadvantage the Fund. For example, the ability to monitor trades that are placed by omnibus or other nominee accounts is limited when the broker, retirement plan administrator or fee-based program sponsor maintains the record of a Fund's underlying beneficial owners. In the event that the Fund or its agents reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed.

                                 14 PROSPECTUS


HIGHMARK FUNDS

DISCLOSURE OF PORTFOLIO HOLDINGS

HighMark Capital Management, Inc., the Fund's adviser, has established a policy with respect to the disclosure of the Fund's portfolio holdings. A description of this policy is provided in the SAI. In addition, the Fund's complete monthly portfolio holdings are generally available to you 30 days after the end of the period on the HighMark Funds website by clicking on "Our Funds," selecting the Fund and clicking on "Composition."

Note that the Fund or its adviser may suspend the posting of this information or modify the elements of this web posting policy without notice to shareholders. Once posted, the above information will remain available on the Web site until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

DIVIDENDS AND DISTRIBUTIONS

As a mutual fund shareholder, you may receive capital gains and/or income from your investment. The Fund may periodically declare and pay dividends from net investment income separately for each class of Shares. The Fund distributes any net capital gains and ordinary income they have realized at least once a year. The Fund does not have a targeted dividend rate and does not guarantee that it will pay any dividends or other distributions.

We will automatically reinvest any income and capital gains distributions you are entitled to in additional Shares of the Fund, unless you notify our Transfer Agent that you want to receive your distributions in cash. To make a notification, send a letter with your request, including your name and account number to:

HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416

Your request will become effective for distributions having record dates after our Transfer Agent receives your request. Note that the IRS treats dividends paid in additional Fund Shares the same as it treats dividends paid in cash. In general, a Fund's Class A Shares will pay higher dividends than Class C Shares, because Class C Shares have higher distribution fees.

TAXES

Your mutual fund investments may have a considerable impact on your tax situation. We have summarized some of the main U.S. federal tax considerations generally applicable to investments in the Fund. Note, however, that the following is general information and your investment in the Fund may have other tax implications. The information below will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan.

IMPORTANT NOTE: IF YOU HAVE NOT DONE SO ALREADY, BE SURE TO PROVIDE US WITH YOUR CORRECT TAXPAYER IDENTIFICATION NUMBER OR CERTIFY THAT IT IS CORRECT. UNLESS WE HAVE THAT INFORMATION, WE MUST, BY LAW, WITHHOLD A PORTION OF THE TAXABLE DISTRIBUTIONS YOU WOULD OTHERWISE BE ENTITLED TO RECEIVE FROM YOUR FUND INVESTMENTS AS WELL AS A PORTION OF ANY PROCEEDS YOU WOULD NORMALLY RECEIVE FROM SELLING FUND SHARES.

END-OF-YEAR TAX STATEMENTS

We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation, including possible foreign, state, and local taxes. You can find more information about the potential tax consequences of mutual fund investing in the SAI.

TAXATION OF SHAREHOLDER TRANSACTIONS

An exchange of a HighMark Fund's shares for shares of another HighMark Fund will be treated as a sale of the HighMark Fund's shares and, as with all sales and redemptions of HighMark Fund shares, any gain on the transaction will be subject to tax.

TAXES ON FUND DISTRIBUTIONS


- FEDERAL TAXES: The Fund expects to distribute substantially all of its income and gains annually. For federal income tax purposes, distributions of investment income that you receive from the Fund are generally taxable as ordinary income. Distributions of gains from the sale of investments that the Fund owned for one year or less also will be taxable as ordinary income (regardless of how long you've owned Shares in the Fund). Distributions of investment income designated by the Fund as derived from "qualified dividend income", if any, will be taxed at the rate applicable to long-term capital gains for taxable years beginning before January 1, 2011, provided holding period and other requirements are met at both the shareholder and Fund level.


- STATE AND LOCAL TAXES: In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains you receive from the Fund.

- TAXATION OF LONG-TERM CAPITAL GAINS: Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains

                                  PROSPECTUS 15


     (regardless of how long you've owned Shares in the Fund). Long-term capital gains rates have been temporarily reduced -- in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets for taxable years beginning before January 1, 2011. Some states also tax long-term capital gain distributions at a special rate.

- "BUYING A DIVIDEND": You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it and thus were likely included in the price you paid.

- REINVESTMENT: The Fund's distributions are taxable, whether received in cash or reinvested in additional Shares of the Fund.

SPECIAL CONSIDERATIONS FOR NON-U.S. SHAREHOLDERS: Special withholding and filing rules apply to foreign shareholders. Please consult the SAI and your tax adviser for additional information.

THE TAX CONSIDERATIONS DESCRIBED ABOVE MAY OR MAY NOT APPLY TO YOU. SEE THE SAI FOR FURTHER DETAILS. PLEASE CONSULT YOUR TAX ADVISER TO HELP DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR PARTICULAR INVESTMENTS AND TAX SITUATION.

INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN* (AIP): AIP allows you to make regular investments in the HighMark Fund(s) of your choice through automatic deductions from your checking account. The monthly minimum per HighMark Fund is $100.** AIP is available only to shareholders who wish to make additional investments to their existing account(s).

To take part in AIP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (a medallion guarantee may be required).

* Any shareholders who have established an Automatic Investment Plan on or before November 30, 1999, and have elected automatic deductions from their checking or savings accounts, may be eligible for a reduced sales charge. For further information about the reduced sales charge, see the SAI.

** There is a $50 monthly minimum for current or retired trustees (as well as their spouses and children under the age of 21) of HighMark Funds and directors, officers, and employees (as well as their spouses and children under the age of 21) of Union Bank of California and its affiliates who were participating in HighMark Funds' AIP on or before December 11, 1998.

SYSTEMATIC WITHDRAWAL PLAN (SWP): HighMark Funds' Systematic Withdrawal Plan allows you to make regular withdrawals from your account. The minimum withdrawal is $100 per HighMark Fund. You can choose to make these withdrawals on a monthly, quarterly, semi-annual or annual basis. You also have the option of receiving your withdrawals by check or by automatic deposit into your bank account.

To participate in SWP, you must:

-    Have at least $5,000 in your HighMark Fund(s) account, and

-    Have your dividends automatically reinvested.

BEFORE YOU SIGN UP FOR SWP, PLEASE NOTE THE FOLLOWING IMPORTANT CONSIDERATIONS:

SWP via check will only run on the 25th of each month. SWP via the Automated Clearing House ("ACH") can be run on any date. If your automatic withdrawals through SWP exceed the income your HighMark Fund(s) normally pay, your withdrawals may, over time, deplete your original investment--or exhaust it entirely if you make large and frequent withdrawals. Fluctuations in the net asset value per share of your HighMark Fund(s) may also contribute to the depletion of your principal.

CLASS A SHAREHOLDERS SHOULD NOTE THE FOLLOWING:

If you are currently making additional purchases of Shares of HighMark Funds that carry a sales load, or plan to do so, it generally would not be in your best interest to participate in SWP.

To take part in SWP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (a medallion guarantee may be required).

Please contact HighMark Funds at 1-800-433-6884 for more information.


SYSTEMATIC EXCHANGE PLAN: HighMark Funds' Systematic Exchange Plan allows shareholders of a class of HighMark Money Market or Fixed-Income Funds to make regular exchanges from their accounts into the same class of a HighMark Equity Fund, including the Fundamental Equity Fund. The minimum exchange is $100 per HighMark Equity Fund. You can choose to make these exchanges on a monthly, quarterly, semi-annual or annual basis for a fixed period of time.


To participate in the Systematic Exchange Plan, you must:

     - Have at least $5,000 in your HighMark Money Market or Fixed-Income Fund account(s), and

     -    Have your dividends automatically reinvested.

To take part in the Systematic Exchange Plan, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (a medallion guarantee may be required).

MORE ABOUT HIGHMARK FUNDS

INVESTMENT MANAGEMENT

INVESTMENT ADVISER

HighMark Capital Management, Inc. serves as investment adviser of the HighMark Funds and manages their investment portfolios on a day-to-day basis under the supervision of HighMark Funds' Board of Trustees. HighMark Capital Management also serves as the administrator of the HighMark Funds.

                                  16 PROSPECTUS


HIGHMARK FUNDS


HighMark Capital Management is a subsidiary of Union Bank of California, N.A., which is a subisidiary of UnionBanCal Corporation. UnionBanCal Corporation is a publicly held corporation, which is principally held by The Bank of Tokyo-Mitsubishi UFJ, Ltd. (BTMU). BTMU is in turn a wholly owned subsidiary of Mitsubishi UFJ Financial Group, Inc. As of March 31, 2008, UnionBanCal Corporation and its subsidiaries had approximately $57.9 billion in consolidated assets. As of the same date, HighMark Capital Management had approximately $21.4 billion in assets under management. HighMark Capital Management (and its predecessors) has been providing investment management services to individuals, institutions and large corporations since 1919.


For its advisory services to the Fundamental Equity Fund, HighMark Capital Management is entitled to receive management fees at an annual rate of 0.60% of the Fund's average daily net assets.

A discussion regarding the basis for HighMark Funds' Board of Trustees approving the advisory agreement between HighMark Capital Management, Inc. and HighMark Funds will be available in HighMark Funds' Annual Report to shareholders for the fiscal year ending July 31, 2008.

PORTFOLIO MANAGERS

GEORGE ROKAS, a Vice President and Senior Equity Research Analyst/Portfolio Manager for HighMark Capital Management, Inc., will be co-manager for HighMark Fundamental Equity Fund upon the Fund's commencement of investment operations. Mr. Rokas has been associated with HighMark Capital Management, Inc. and its predecessors since 1990 (1990 to 1997 and 1999 to present).

KENNETH WEMER, a Vice President and Director of Equity Research for HighMark Capital Management, Inc., will be co-manager for HighMark Fundamental Equity Fund upon the Fund's commencement of investment operations. Mr. Wemer has been associated with HighMark Capital Management, Inc. since 2003. Prior to joining HighMark Capital Management, Inc., Mr. Wemer was a Research Analyst for Jurika & Voyles from 1994 to 2003. The SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of securities in the Fund.

FINANCIAL HIGHLIGHTS

Financial information for the Fund is not presented because Shares of the Fund were not offered prior to the date of this prospectus.

OTHER INVESTMENT MATTERS

The Fund is not a complete investment program. The investment objectives or goals of the Fund and the investment policies of the Fund can be changed without shareholder approval, except for the policies that are identified as "fundamental" in the SAI.

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Fund uses, as well as the main risks they pose. Equity securities are subject mainly to market risk. Following the table is a more complete discussion of risk. You may also consult the SAI for more details about the securities in which the Fund may invest.

INSTRUMENT                                                                         RISK TYPE
--------------------------------------------------------------------------------   ---------
AMERICAN DEPOSITORY RECEIPTS (ADRS): ADRs are foreign Shares of a company held     Market
by a U.S. bank that issues a receipt evidencing ownership. ADRs pay dividends in   Political
U.S. dollars.                                                                      Foreign Investment

BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on and accepted by    Credit
a commercial bank. They generally have maturities of six months or less.           Liquidity
                                                                                   Market

BONDS: Interest-bearing or discounted government or corporate securities that      Market
obligate the issuer to pay the bondholder a specified sum of money, usually at     Credit
specific intervals, and to repay the principal amount of the loan at maturity.     Prepayment/Call

CALL AND PUT OPTIONS: A call option gives the buyer the right to buy, and          Management
obligates the seller of the option to sell, a security at a specified price. A     Liquidity
put option gives the buyer the right to sell, and obligates the seller of the      Credit
option to buy, a security at a specified price.                                    Market
                                                                                   Leverage

CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated maturity.            Market
                                                                                   Credit
                                                                                   Liquidity

                                  PROSPECTUS 17


INSTRUMENT                                                                         RISK TYPE
--------------------------------------------------------------------------------   ---------
COMMERCIAL PAPER: Secured and unsecured short-term promissory notes issued by      Credit
corporations and other entities. Their maturities generally vary from a few days   Liquidity
to nine months.                                                                    Market

COMMON STOCK: Shares of ownership of a company.                                    Market

CONVERTIBLE SECURITIES: Bonds or preferred stock that convert to common stock.     Market
                                                                                   Credit

DEMAND NOTES: Securities that are subject to puts and standby commitments to       Market
purchase the securities at a fixed price (usually with accrued interest) within    Liquidity
a fixed period of time following demand by a fund.                                 Management

DERIVATIVES: Instruments whose value is derived from an underlying contract,       Management
index or security, or any combination thereof, including futures, options (e.g.    Market
puts and calls), options on futures, swap agreements and some mortgage-backed      Credit
securities.                                                                        Liquidity
                                                                                   Leverage
                                                                                   Prepayment/Call
                                                                                   Hedging

EXCHANGE TRADED FUNDS: Exchange traded funds ("ETFs") are hybrid investment        Market
companies that are registered as open-end investment companies or unit investment trusts ("UITs") but possess some characteristics of closed-end funds.
ETFs typically hold a portfolio of common stocks designed to track the price performance and dividend yield of a particular index. Common examples of ETFs include S&P Depositary Receipts ("SPDRs"), NASDAQ-100 Index Tracking Stock and
iShares, which may be obtained from the UIT or investment company issuing the securities or purchased in the secondary market. ETF shares traded in the secondary market may be purchased and sold at market prices in transactions on an exchange. By investing in an ETF, a fund will indirectly bear its proportionate share of any expenses paid by the ETF in addition to the expenses of the fund.

FOREIGN SECURITIES: Stocks issued by foreign companies including ADRs and Global   Market
Depository Receipts (GDRs), as well as commercial paper of foreign issuers and     Political
obligations of foreign governments, companies, banks, overseas branches of U.S.    Foreign Investment
banks or supranational entities.                                                   Liquidity
                                                                                   Emerging Market
                                                                                   Call


FORWARD FOREIGN CURRENCY CONTRACTS, INCLUDING FORWARD FOREIGN CURRENCY CROSS       Management
HEDGES: An obligation to purchase or sell a specific amount of a currency at a     Liquidity
fixed future date and price set by the parties involved at the time the contract   Credit
is negotiated.                                                                     Market
                                                                                   Political
                                                                                   Leverage
                                                                                   Foreign Investment


FUTURES AND RELATED OPTIONS: A contract providing for the future sale and          Management
purchase of a specific amount of a specific security, class of securities, or      Market
index at a specified time in the future and at a specified price.                  Credit
                                                                                   Liquidity
                                                                                   Leverage

HIGH-YIELD/HIGH-RISK BONDS: Bonds rated below investment grade by the primary      Credit
rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by         Market
Moody's). These securities are considered speculative and involve greater risk     Liquidity
of loss than investment grade bonds. Also called "lower rated bonds,"
"noninvestment grade bonds" and "junk bonds."

                                  18 PROSPECTUS


HIGHMARK FUNDS


INSTRUMENT                                                                         RISK TYPE
--------------------------------------------------------------------------------   ---------
ILLIQUID SECURITIES: Securities that ordinarily cannot be sold within seven         Liquidity
business days at the value a fund has estimated for them. The Fund may invest up    Market
to 15% of its net assets in illiquid securities.

INITIAL PUBLIC OFFERINGS: Initial public offerings ("IPOs") are offerings of       Market
securities registered under the Securities Act of 1933, the issuer of which,       Liquidity
immediately before registration, was not subject to the reporting requirements     New Public Company
of Section 13 or Section 15(d) of the Securities Exchange Act of 1934. The         Small-Company Stock
volume of IPOs and the levels at which newly issued stocks trade in the secondary market are affected by the performance of the stock market as a whole.
When an IPO is brought to the market, availability may be limited and a fund may not be able to buy any shares at the offering price, or, if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. In addition, the prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. These securities, which are often issued by unseasoned companies, may be subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods.


INVESTMENT COMPANY SECURITIES: Shares of registered investment companies. These    Market
may include HighMark Money Market Funds and other registered investment companies for which HighMark, its sub-advisers, or any of their affiliates serves as investment adviser, administrator or distributor. As a shareholder of an investment company, a fund will indirectly bear investment management fees of that investment company, which are in addition to the management fees the fund pays its own adviser.

INVESTMENT GRADE SECURITIES: Securities rated BBB or higher by Standard &          Market
Poor's; Baa or better by Moody's; similarly rated by other nationally recognized   Credit
rating organizations; or, if not rated, determined to be of comparably high        Prepayment/Call
quality by the funds' adviser.

MONEY MARKET INSTRUMENTS: Investment-grade, U.S. dollar-denominated debt           Market
securities with remaining maturities of one year or less. These may include        Credit
short-term U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.

OBLIGATIONS OF SUPRANATIONAL AGENCIES: Securities issued by supranational          Credit
agencies that are chartered to promote economic development and are supported by   Foreign Investment
various governments and government agencies.                                       Prepayment/Call

PREFERRED STOCKS: Equity securities that generally pay dividends at a specified    Market
rate and take precedence over common stock in the payment of dividends or in the event of liquidation. Preferred stock generally does not carry voting rights.

REAL ESTATE INVESTMENT TRUSTS: Real estate investment trusts ("REITs") are         Market
pooled investment vehicles that invest primarily in income-producing real estate   Credit
or real estate related loans or interests. The real estate properties in which     Prepayment/Call
REITs invest typically include properties such as office buildings, retail and industrial facilities, hotels, apartment buildings and healthcare facilities.
The yields available from investments in REITs depend on the amount of income and capital appreciation generated by the related properties. By investing in a
REIT, a fund will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the fund.


REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous             Market
commitment to return the security to the seller at an agreed upon price on an      Leverage
agreed upon date. This is treated as a loan by a fund.

REVERSE REPURCHASE AGREEMENTS: The sale of a security and the simultaneous         Market
commitment to buy the security back at an agreed upon price on an agreed upon      Leverage
date. This is treated as a borrowing by a fund and may have a leveraging effect.

                                  PROSPECTUS 19

INSTRUMENT                                                                         RISK TYPE
--------------------------------------------------------------------------------   ---------
RESTRICTED SECURITIES: Securities not registered under the Securities Act of       Liquidity
1933, such as privately placed commercialpaper and Rule 144A securities.           Market

SECURITIES LENDING: The lending of up to 33 1/3% of a fund's total assets. In      Market
return a fund will receive cash, other securities and/or letters of credit.        Leverage
                                                                                   Liquidity
                                                                                   Credit

SWAP AGREEMENTS: A transaction where one security or characteristic of a           Management
security is swapped for another. An example is when one party trades newly         Market
issued stock for existing bonds with another party.                                Credit
                                                                                   Liquidity
                                                                                   Leverage

TIME DEPOSITS: Non-negotiable receipts issued by a bank in exchange for a          Liquidity
deposit of money.                                                                  Credit
                                                                                   Market

TREASURY INFLATION PROTECTED SECURITIES: Treasury inflation protected securities   Market
("TIPS") are fixed income securities issued by the U.S. Treasury whose principal   Interest Rate
value is periodically adjusted according to the rate of inflation. TIPS have varying maturities and pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these securities is fixed at issuance, but over the life of the securities, this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.

TREASURY RECEIPTS: Treasury receipts, Treasury investment growth receipts and      Market
certificates of accrual of Treasury securities.

UNIT INVESTMENT TRUSTS: A type of investment vehicle, registered with the          Market
Securities and Exchange Commission under the Investment Company Act of 1940, that purchases a fixed portfolio of income- producing securities, such as corporate, municipal, or government bonds, mortgage-backed securities or preferred stock. Unit holders receive an undivided interest in both the principal and the income portion of the portfolio in proportion to the amount of capital they invest. The portfolio of securities remains fixed until all the securities mature and unit holders have recovered their principal.

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies and               Market
instrumentalities of the U.S. government. These include Ginnie Mae,                Credit
Fannie Mae and Freddie Mac.                                                        Call

U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, separately traded registered       Market
interest and principal securities, and coupons under bank entry safekeeping.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with interest rates that are   Credit
reset daily, weekly, quarterly or on some other schedule. Such instruments may     Liquidity
be payable to a fund on demand.                                                    Market

WARRANTS: Securities that give the holder the right to buy a proportionate         Market
amount of common stock at a specified price. Warrants are typically issued with    Credit
preferred stock and bonds.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS:                                    Market
A purchase of, or contract to purchase, securities at a fixed price for delivery   Credit
at a future date.                                                                  Leverage
                                                                                   Liquidity

ZERO-COUPON DEBT OBLIGATIONS: Bonds and other types of debt that pay no            Credit
interest, but are issued at a discount from their value at maturity. When held     Market
to maturity, their entire return equals the difference between their issue price   Zero Coupon
and their maturity value.

                                 20 PROSPECTUS


HIGHMARK FUNDS

OTHER RISKS

HighMark Funds also offers shares of the Income Plus Allocation Fund, Growth & Income Allocation Fund, Capital Growth Allocation Fund and Diversified Equity Allocation Fund (collectively the "Asset Allocation Portfolios"). Each of the Asset Allocation Portfolios is a "fund-of-funds" that invests in other mutual funds within the HighMark Funds family. Fiduciary shares of the Fund and certain other series of HighMark Funds not offered in this prospectus (collectively the "Underlying Funds") are offered to the Asset Allocation Portfolios. Portfolios, individually or collectively, may own significant amounts of shares of each Underlying Fund from time to time. The Asset Allocation Portfolios typically use asset allocation strategies pursuant to which they frequently may increase or decrease the amount of shares of any of the Underlying Funds they own, which could occur daily in volatile market conditions. Depending on a number of factors, including the cash flows into and out of an Underlying Fund as a result of the activity of other investors, an Underlying Fund's asset levels and an Underlying Fund's then-current liquidity, purchases and sales by an Asset Allocation Portfolio could require the Underlying Funds to purchase or sell portfolio securities, increasing the Underlying Funds' transaction costs and possibly reducing the Underlying Funds' performance.

GLOSSARY OF INVESTMENT RISKS


This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What are the main risks of investing in this Fund?" in the Fund's profile. Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain types of investments are more susceptible to these risks than others.


CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.


EMERGING MARKET RISK. To the extent that a fund does invest in emerging markets to enhance overall returns, it may face higher political, foreign investment, and market risks. In addition, profound social changes and business practices that depart from norms in developed countries' economies have hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. See also FOREIGN INVESTMENT RISK.


FOREIGN INVESTMENT RISK. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.


HEDGING. When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that a fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce a fund's risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that a fund's hedging transactions will be effective.

INVESTMENT STYLE RISK. The risk that the particular type of investment on which a fund focuses (such as small-cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a fund that focuses on that market segment to underperform those that favor other kinds of securities.

LEVERAGE RISK. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

LIQUIDITY RISK. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. All of this could hamper the management or performance of a fund.

                                 PROSPECTUS 21



MANAGEMENT RISK. The risk that a strategy used by a fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.


MARKET RISK. The risk that a security's market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

MICROCAP COMPANY RISK. The risk involved in investing in companies with micro capitalizations. The risk associated with investing in microcap companies involves greater risk than investing in small, medium or large capitalization companies because the stocks of microcap companies tend to have greater price volatility and less liquidity than the stocks of larger companies. In addition, microcap companies tend to have smaller financial resources, less information available, more limited business lines and more geographic area concentration.

NEW PUBLIC COMPANY RISK. The risks associated with investing in new public companies. These risks include small size, limited financial resources and operating history, dependence on a limited number of products and markets, and lack of management depth.

POLITICAL RISK. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PREPAYMENT & CALL RISK. The risk that a security's principal will be repaid at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call"--or repay--a high-yielding bond before the bond's maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may lower a portfolio's income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

Prepayment and call risk generally increase when interest rates decline, and can make a security's yield as well as its market price more volatile. Generally speaking, the longer a security's maturity, the greater the prepayment and call risk it poses.

SMALL-COMPANY STOCK RISK. Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If a fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

ZERO COUPON RISK. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

                                 22 PROSPECTUS


HIGHMARK FUNDS

NOTES

                                 PROSPECTUS 23


NOTES

                                  24 PROSPECTUS


HIGHMARK FUNDS

NOTES

HIGHMARK FUNDS SERVICE PROVIDERS:

INVESTMENT ADVISER & ADMINISTRATOR

HIGHMARK CAPITAL MANAGEMENT, INC.
350 California Street
San Francisco, CA 94104

CUSTODIAN

UNION BANK OF CALIFORNIA, N.A.
350 California Street
San Francisco, CA 94104

DISTRIBUTOR

PFPC DISTRIBUTORS, INC.
760 Moore Road
King of Prussia, PA 19406

LEGAL COUNSEL

ROPES & GRAY LLP
One Embarcadero Center, Suite 2200
San Francisco, CA 94111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


DELOITTE & TOUCHE LLP
750 College Road East
Princeton, NJ 08540


TRANSFER AGENT

STATE STREET BANK AND TRUST COMPANY
PO Box 8416
Boston, MA 02266

HOW TO OBTAIN MORE INFORMATION:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

More detailed information about the HighMark Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

To obtain the SAI free of charge, or for more information:

BY TELEPHONE: call 1-800-433-6884

BY MAIL: write to us at
         HighMark Funds
         c/o PFPC Inc.
         760 Moore Road
         King of Prussia, PA 19406

BY INTERNET: www.highmarkfunds.com

FROM THE SEC: You can also obtain the SAI and other information about the HighMark Funds from the SEC Website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov or by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102.

HighMark Funds' Investment Company Act registration number is 811-05059.

                                   (GRAPHIC)

(HIGHMARK(R) FUNDS LOGO)
HIGHMARK(R) FUNDS

445 South Figueroa Street - Suite 306 - Los Angeles - California - 90071


WWW.HIGHMARKFUNDS.COM                                            HMK-PS-031-0100
                                                                 84843-B

                                                                    JULY 9, 2008

HIGHMARK
     The smarter approach to investing.

FUNDAMENTAL EQUITY FUND                                         FIDUCIARY SHARES
PROSPECTUS

                                   (GRAPHIC)

(HIGHMARK(R) FUNDS LOGO)
HIGHMARK(R) FUNDS

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.

                                  PROSPECTUS 1


HOW TO READ THIS PROSPECTUS

HighMark Funds is a mutual fund family that offers different classes of Shares in separate investment portfolios. The funds have various investment goals and strategies. This prospectus gives you important information about the Fiduciary Shares of one of the investment portfolios, HighMark Fundamental Equity Fund (the "Fund") that you should know before investing. The Fund also offers two additional classes of Shares called Class A and Class C Shares, which are offered in a separate prospectus.

Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review this important information. The next column contains general information you should know about investing in the Fund.

INDIVIDUAL HIGHMARK FUND PROFILE
Fundamental Equity Fund ...................................................    2


SHAREOWNER GUIDE -- HOW TO INVEST IN THE HIGHMARK FUNDS
Choosing a Share Class ....................................................    5
Payments to Financial Firms ...............................................    5
Opening an Account ........................................................    6
Buying Shares .............................................................    7
Selling Shares ............................................................    8
Exchanging Shares .........................................................    8
Transaction Policies ......................................................    8
Dividends and Distributions ...............................................   11
Taxes .....................................................................   11
Investor Services .........................................................   12


MORE ABOUT THE HIGHMARK FUNDS
Investment Management .....................................................   12
Financial Highlights ......................................................   13
Other Investment Matters ..................................................   13
Glossary of Investment Risks ..............................................   17

FOR MORE INFORMATION ABOUT HIGHMARK FUNDS, PLEASE SEE THE BACK COVER OF THE PROSPECTUS

INTRODUCTION

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at the Fund, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.

AS WITH OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A MUTUAL FUND. YOUR INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A.*, ITS AFFILIATES OR ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

The Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that the Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

The portfolio manager invests the Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her method of investment selection, may cause the Fund to underperform other funds with similar objectives.

* Union Bank of California, N.A., is the parent company of HighMark Capital Management, Inc. the investment adviser of the Fund.

(GRAPHIC) FUND SUMMARY

(GRAPHIC) INVESTMENT STRATEGY

(GRAPHIC) WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

(GRAPHIC) PERFORMANCE INFORMATION

(GRAPHIC) DID YOU KNOW?

(GRAPHIC) FUND INFORMATION

(GRAPHIC) FEES AND EXPENSES

                                  2 PROSPECTUS


HIGHMARK FUNDS
FUNDAMENTAL EQUITY FUND

(GRAPHIC) FUND SUMMARY

INVESTMENT GOAL                 To seek long-term capital appreciation through
                                investments in U.S. equity securities

INVESTMENT FOCUS                U.S. common stocks

PRINCIPAL INVESTMENT STRATEGY   Seeks to invest in high quality companies that
                                are priced below their intrinsic value

SHARE PRICE VOLATILITY          Moderate to High

INVESTOR PROFILE                Long-term investors seeking capital appreciation

(GRAPHIC) INVESTMENT STRATEGY

HighMark Fundamental Equity Fund seeks long-term capital appreciation through investments in U.S. equity securities.

To pursue its goal, the Fund invests primarily in U.S. companies without regard to whether those companies are categorized as "growth" or "value". The portfolio managers seek to identify high quality companies that are currently undervalued based on the long-term potential of the underlying businesses.

The portfolio managers define high quality businesses as having some but not necessarily all of the following characteristics:

- A leading position in an attractive industry with favorable or improving competitive dynamics,

-    Sustainable competitive advantages,

-    A high and/or improving return on equity,

-    A strong and/or improving balance sheet,

-    High and/or growing free cash flow and

-    High quality management.

The portfolio managers attempt to identify companies that meet their definition of high quality businesses and to determine the long-term outlook for earnings and cash flow of those companies. Using this information, the portfolio managers then attempt to estimate the intrinsic value of those companies using a range of possible scenarios. Securities may be chosen when their issuer has been determined to be of high quality and when the portfolio managers believe the securities are trading at a sufficient discount to their intrinsic value.

The portfolio managers may sell a security for a number of reasons, including but not limited to:

-    The security is trading above its intrinsic value,

- The fundamental investment case deteriorates materially relative to expectations or

-    A more attractive opportunity presents itself.

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities.


In addition to the securities described above, the Fund may invest up to 20% of the Fund's assets in foreign securities, including ADRs and locally traded securities. The Fund may also invest in other types of securities, including bonds. In an effort to preserve the value of your investment under volatile market conditions, the managers may invest more than 20% of the Fund's assets in very short-term debt obligations called money market securities. Such a strategy could make it more difficult for the Fund to achieve its goals.


For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page 13.

                                  PROSPECTUS 3

(GRAPHIC) WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a general decline in the stock market. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

INVESTMENT STYLE RISK: The possibility that the kinds of securities on which this Fund focuses will underperform other types of investments or the market as a whole.

FOREIGN SECURITIES AND CURRENCY RISKS: Investing in foreign markets involves greater risk than investing in the United States, including the risk that a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, accounting and financial reporting standards that differ from those in the U.S and that could convey incomplete or inaccurate financial information on companies, smaller and less liquid securities markets, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.

If the Fund invests in securities with additional risks, its share-price volatility could be greater and its performance lower. In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay.

For more information about these risks, please see "Glossary of Investment Risks" on page 17. For more information about additional risks to which the Fund may be subject, please see page 13.

(GRAPHIC) PERFORMANCE INFORMATION

This section would normally include a bar chart and a table showing how the Fund has performed and how its performance has varied from year to year. Because the Fund had not commenced operations prior to the date of this Prospectus, the bar chart and table are not shown.

(GRAPHIC) FUND INFORMATION


CLASS       CUSIP       TICKER
-----       -----       ------
Fiduciary   431112267   N/A


                                                                     (CONTINUED)

                                  4 PROSPECTUS


HIGHMARK FUNDS
FUNDAMENTAL EQUITY FUND (CONTINUED)

(GRAPHIC) FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES


                                                                      FIDUCIARY
                                                                        SHARES
                                                                      ---------
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of
   offering price)                                                        0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset
   value)                                                                 0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*       0%


ANNUAL FUND OPERATING EXPENSES


                                                                      FIDUCIARY
                                                                        SHARES
                                                                      ---------
Investment Advisory Fees                                                0.60%
Distribution (12b-1) Fees                                               0.00%
Other Expenses+                                                         0.48%
                                                                        ----
   TOTAL ANNUAL FUND OPERATING EXPENSES                                 1.08%
Fee Waivers                                                             0.11%
   NET EXPENSES++                                                       0.97%


*    Does not include any wire transfer fees, if applicable.

+    Other Expenses are based on estimated amounts for the current fiscal year.


++ The Fund's Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles) for Fiduciary Shares from exceeding 0.97% for the period beginning July 9, 2008 and ending on November 30, 2009.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                   1 YEAR   3 YEARS
                   ------   -------
Fiduciary Shares     $99      $333

                                  PROSPECTUS 5


SHAREOWNER GUIDE - HOW TO INVEST IN THE HIGH MARKFUNDS

Before you invest, we encourage you to carefully read the Fund profile included in this prospectus and consider whether an investment in the Fundamental Equity Fund is appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund Share classes we offer is right for you.

CHOOSING A SHARE CLASS

HighMark Funds offers different classes of Fund Shares, each of which has different expenses and other characteristics. Only one class of Fund Shares, Fiduciary Shares, is offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of HighMark's Fiduciary Shares.

FIDUCIARY SHARES

-    No sales charge.

-    No Distribution (12b-1) fees.

-    AVAILABLE ONLY TO THE FOLLOWING INVESTORS AND ACCOUNTS:

     1 Fiduciary, advisory, agency, custodial and other similar accounts maintained with Union Bank of California, N.A., or its affiliates;

     2 Non-fiduciary IRA accounts investing in a HighMark Equity or Fixed Income Fund that were established with The Bank of California, N.A., prior to June 20, 1994, and have remained open since then;

     3 Investors who currently own Shares of a HighMark Equity or Fixed Income Fund that they purchased prior to June 20, 1994 within an account registered in their name with the Funds;

     4 Union Bank of California, N.A and its affiliates, for their own accounts; HighMark Capital Management, Inc. employees (and their spouses and children under the age of 21), current and retired trustees of HighMark Funds (and their spouses and children under the age of 21), provided that they purchase the Shares directly from HighMark Funds' Transfer Agent; current and retired trustees of HighMark Funds, directors, officers and employees (and their spouses and children under the age of 21) of Union Bank of California who currently own Shares of HighMark Funds that they purchased before April 30, 1997; and directors, officers and employees (and their spouses and children under the age of 21) of HighMark Funds' former distributors who currently own Shares of HighMark Funds that they purchased before April 30, 1997;

     5 Registered investment advisers who are regulated by a federal or state governmental authority, or financial planners who are purchasing Fiduciary Shares for an account for which they are authorized to make investment decisions (i.e., a discretionary account) and who are compensated by their clients on the basis of an ad valorem fee;

     6    Retirement and other benefit plans sponsored by governmental entities;
          and

     7 Financial Institutions that may buy Shares on their own account or as record owner on behalf of fiduciary, agency or custodial accounts, with a minimum investment of $250,000 per Fund.

THE FUND ALSO OFFERS CLASS A AND CLASS C SHARES (COLLECTIVELY RETAIL SHARES). EACH OF THESE CLASSES HAS ITS OWN EXPENSE STRUCTURE. RETAIL SHARES ARE AVAILABLE TO NON-FIDUCIARY CLIENTS OF UNION BANK OF CALIFORNIA, N.A., WHO ARE NOT OTHERWISE ELIGIBLE FOR FIDUCIARY SHARES. CALL US AT 1-800-433-6884 FOR MORE DETAILS.

PAYMENTS TO FINANCIAL FIRMS

Your broker, dealer, financial adviser or other financial intermediaries may receive certain payments and compensation described below. These arrangements may apply to any or all of your Shares, including but not limited to, Shares held through retirement plans.

For purposes of the following, "financial firms" means brokers, dealers, financial advisers and other financial intermediaries, including UnionBanc Investment Services LLC, TruSource and other affiliates of HighMark Capital Management, Inc., through which you purchase your Shares. The Fund may make payments under HighMark Funds' shareholder services plans relating to the Fiduciary Shares to financial firms that agree to provide certain shareholder support services for their customers or account holders who are the beneficial or record owners of Shares of the Fund. In consideration for such services, a financial firm is compensated by the Fund at a maximum annual rate of up to 0.25% of the average daily net asset value of the applicable class(es) of Shares of the Fund. The shareholder services plans are more fully described in the Statement of Additional Information (SAI). Financial firms may also receive sales charges, distribution fees, servicing fees and other compensation relating to other classes of Shares and other series of HighMark Funds not offered in this prospectus.

MARKETING SUPPORT PAYMENTS. HighMark Capital Management, Inc. may also make payments from its own assets to financial firms that sell the HighMark Funds. The amounts of these payments may vary from time to time. Speak with your financial adviser to learn more about these payments.

                                  6 PROSPECTUS


HIGHMARK FUNDS

PAYMENTS FOR DISTRIBUTION AND SHAREHOLDER SERVICES. In addition to the foregoing marketing support payments, HighMark Capital Management, Inc., directly or through an agent, also pays out of its own assets compensation to financial firms for the sale and distribution of the Shares of the Fund and/or for the servicing of Shares of the Fund. These payments made by HighMark Capital Management, Inc. may be made to supplement commissions paid to financial firms, and may take the form of (1) due diligence payments for a financial firm's examination of the Fund and payments for employee training and education relating to the Fund; (2) listing fees for the placement of the Fund on a financial firm's list of mutual funds available for purchase by its clients; (3) fees for providing the Fund with "shelf space" and/or a higher profile for a financial firm's financial consultants and their customers and/or placing the Fund on the financial firm's preferred or recommended list; (4) marketing support fees for providing assistance in promoting the sale of Shares; (5) payments in connection with attendance at sales meetings for the promotion of the sale of Shares; (6) payments for maintaining shareholder accounts on a financial firm's platform; and (7) payments for the sale of Shares and/or the maintenance of share balances.

Payments made by HighMark Capital Management, Inc. or its agents to a financial firm also may be used by the financial firm to pay for the travel expenses, meals, lodging and entertainment of the firm's salespersons and guests in connection with education, sales and promotional programs. These programs, which may be different for different financial firms, will not change the price an investor will pay for Shares or the amount that the Fund will receive for the sale of Shares.

A number of factors are considered in determining the amount of these additional payments, including each financial firm's HighMark Funds sales and total assets, and the financial firm's willingness to give HighMark Capital Management, Inc. or the Fund's distributor access to its financial advisers for educational purposes. At times, the financial firm might include the Fund on a "select" or "preferred" list. HighMark Capital Management's goals include educating the investment advisers about the Fund so that they can provide suitable information and advice to prospective investors and shareholders of the Fund.

Pursuant to the terms of an agreement between HighMark Capital Management, Inc. and HighMark Funds' distributor, HighMark Capital Management makes payments to the distributor for distribution services related to the Fund.

IF INVESTMENT ADVISERS, ADMINISTRATORS, DISTRIBUTORS OR AFFILIATES OF MUTUAL FUNDS PAY BONUSES AND INCENTIVES IN DIFFERING AMOUNTS, FINANCIAL FIRMS AND THEIR FINANCIAL CONSULTANTS MAY HAVE FINANCIAL INCENTIVES FOR RECOMMENDING A PARTICULAR MUTUAL FUND OVER OTHER MUTUAL FUNDS. IN ADDITION, DEPENDING ON THE ARRANGEMENTS IN PLACE AT ANY PARTICULAR TIME, A FINANCIAL FIRM AND ITS FINANCIAL CONSULTANTS MAY ALSO HAVE A FINANCIAL INCENTIVE FOR RECOMMENDING A PARTICULAR SHARE CLASS OVER OTHER SHARE CLASSES. Speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Fund, HighMark Capital Management, Inc. and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial adviser at the time of purchase. HighMark Capital Management, Inc. does not consider sales of Shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund. However, some broker-dealers that sell Shares of the Fund may receive commissions from the Fund in connection with the execution of the Fund's portfolio transactions.

OPENING AN ACCOUNT

1.   Read this prospectus carefully.

2. Determine how much money you want to invest. The minimum investments for the Fiduciary Shares of the HighMark Funds are as follows:

     -    INITIAL PURCHASE:       $1,000 for the Fund
                                  $100 for Automatic Investment Plan

     -    ADDITIONAL PURCHASES:   $100 for the Fund
                                  $100 monthly minimum per HighMark Fund for Automatic Investment Plan

     We may waive these initial and additional investment minimums for purchases made in connection with Individual Retirement Accounts, Keoghs, payroll deduction plans or 401(k) or similar plans.

3. Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call us at 1-800-433-6884.

4. You and your financial representative can initiate any purchase, exchange or sale of Shares.

5. CUSTOMER IDENTIFICATION AND VERIFICATION. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

                                  PROSPECTUS 7


     What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you, which information may include your social security number or taxpayer identification number. This information will be verified to ensure the identity of all persons opening an account.

     HighMark Funds is required by law to reject your new account application if the required identifying information is not provided.

     In certain instances, HighMark Funds is required to collect documents to fulfill its legal obligations. Documents provided in connection with your application will be used solely to establish and verify customer identity, and HighMark Funds shall have no obligation with respect to the terms of any such document.

     Attempts to collect the missing information required on the application will be performed by contacting either you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of HighMark Funds (e.g., 72 hours), which may change from time to time, your application will be rejected.

     Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined after receipt of your application in proper form.

     However, HighMark Funds reserves the right to close your account at the then-current day's price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of HighMark Funds (e.g., 96 hours), which may change from time to time. If HighMark Funds is unable to verify your identity, it reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. HighMark Funds reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund Shares and will be subject to corresponding tax implications.

WE RESERVE THE RIGHT TO REJECT A PURCHASE ORDER IF HIGHMARK FUNDS OR THE FUND'S ADVISER DETERMINES THAT IT IS NOT IN THE BEST INTEREST OF HIGHMARK FUNDS OR ITS SHAREHOLDERS.

BUYING SHARES

BY WIRE

OPENING AN ACCOUNT

- Deliver your completed application to your financial representative, or mail it to our Transfer Agent (address below).

- Obtain your Fund account number by calling your financial representative or our Transfer Agent.

-    Instruct your bank to wire the amount of your investment to:

     State Street Bank and Trust Company
     225 Franklin Street
     Boston, MA 02101
     ABA# 011000028
     DDA# 9905-194-8

Specify the Fund name, your choice of share class, the new Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.

ADDING TO AN ACCOUNT

-    Call our Transfer Agent before wiring any funds.

-    Instruct your bank to wire the amount of your investment to:

     State Street Bank and Trust Company
     225 Franklin Street
     Boston, MA 02101
     ABA# 011000028
     DDA# 9905-194-8

Specify the Fund name, your share class, your Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.

TRANSFER AGENT ADDRESS:
HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416
Phone Number: 1-800-433-6884

THROUGH FINANCIAL INSTITUTIONS

- Call your financial institution for information on their procedures for transmitting orders to HighMark Funds.

BY EXCHANGE

- Call us at 1-800-433-6884 or contact your financial representative to request an exchange.

Contact your financial representative for instructions and assistance.

To add to an account using the Automatic Investment Plan, see "Investor
Services."

                                  8 PROSPECTUS


HIGHMARK FUNDS

SELLING SHARES

THROUGH FINANCIAL INSTITUTIONS

- Contact your financial institution to find out more about their procedures for transmitting orders to HighMark Funds.

BY EXCHANGE

- Obtain a current prospectus for the Fund into which you are exchanging by calling us or contacting your financial representative.

-    Call us or contact your financial representative to request an exchange.

Contact your financial representative for instructions and assistance.

To make systematic withdrawals from an account, see "Investor Services."

SELLING SHARES IN WRITING. In certain circumstances, you may need to include a medallion guarantee, which protects you against fraudulent orders. You will need a medallion guarantee if:

-    you are selling more than $50,000 worth of Shares.

- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or by wire or the Automated Clearing House (ACH) to a bank account other than that on record.

-    you changed your address of record within the last 30 days.

You should be able to obtain a medallion guarantee from a bank, broker-dealer, credit union, securities exchange or association, clearing agency or savings association. A notary public CANNOT provide a medallion guarantee.

RECEIVING YOUR MONEY. Normally, we will send you a check for your proceeds as promptly as possible, at the latest within seven calendar days of receiving your redemption order. If, however, you recently purchased Shares in the Fund, we may be unable to fulfill your request if we have not yet received and processed your payment for the initial purchase. In such a case you may need to resubmit your redemption request after we have received payment.


REDEMPTION IN KIND: The Fund reserves the right to make payment on redemptions in securities rather than cash. If the Fund makes payment on redemptions in securities, you may incur brokerage costs when selling those securities.


INVOLUNTARY SALES OF YOUR SHARES: Due to the relatively high costs of handling small investments, the Fund reserves the right to redeem your Shares at net asset value (less any applicable contingent deferred sales charge) if your account balance in the Fund drops below the minimum initial purchase amount for any reason other than market fluctuation. This is more likely to occur if you invest only the minimum amount in the Fund and then sell some of your Shares within a fairly short period of time. Before the Fund exercises its right to redeem your Shares, we will notify you in writing at least 60 days in advance to give you time to bring your account balance up to or above the minimum.

EXCHANGING SHARES

HOW TO EXCHANGE YOUR SHARES: You may exchange Fiduciary Shares of one HighMark Fund for Fiduciary Shares of another HighMark Fund (the "new HighMark Fund"), provided that you:

-    Are qualified to invest in the new HighMark Fund.

- Satisfy the initial and additional investment minimums for the new HighMark Fund.

- Maintain the minimum account balance for each HighMark Fund in which you invest.

Your cost for buying shares in the new HighMark Fund is based on the relative net asset values of the shares you are exchanging. You may also exchange your Fiduciary Shares of the Fund for Class A or Class C Shares of another HighMark Fund. In that case, your cost for buying Shares in the new HighMark Fund is based on the relative net asset value of the Shares you are exchanging plus any applicable sales charge.


An exchange will be treated as a sale for tax purposes.


TRANSACTION POLICIES

VALUATION OF SHARES. The Fund's net asset value per share of a class is calculated according to the following formula:

     (Total market value of the Fund's investments and other assets allocable to the class - the class's liabilities)
     / Total number of the Fund's Shares outstanding in the class
     = The class's net asset value per share


We determine the net asset value (NAV) of the Fund as of the close of regular trading on the New York Stock Exchange, normally at 1:00 p.m. Pacific time (4:00 p.m. Eastern time), every business day, based on the current market price of the Fund's securities. If that is not available, we value its securities by using a method that HighMark Funds' Board of Trustees believes accurately reflects fair value. HighMark Funds' Board of Trustees reviews and approves HighMark Funds' fair valuation procedures in advance of their use. In addition, HighMark Funds' Board of Trustees periodically reviews valuations to determine if any changes should be made to the fair valuation procedures.


For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which HighMark Funds calculates net asset value. The closing prices of such securities may no longer reflect their market value at the time HighMark Funds calculates net asset value

                                  PROSPECTUS 9


if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that HighMark Funds calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector.

If the adviser or a sub-adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which HighMark Funds calculates net asset value, it shall immediately notify the sub-administrator and request that a fair value committee (the "Committee") meeting be called.

In addition, HighMark Funds uses a third party fair valuation vendor (the "Vendor") for equity securities that are traded primarily on non-U.S. exchanges. The Vendor provides a fair value for such securities based on certain factors and methods, which generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. The Vendor provides fair values if there is a movement in the U.S. market that exceeds a specific threshold ("trigger threshold") that has been established by the Committee. The Committee also establishes a "confidence interval"--representing the correlation between the price of a specific foreign security and movements in the U.S. market--before the security will be fair valued based upon the trigger threshold being exceeded. If a trigger threshold is exceeded, HighMark Funds values its non-U.S. securities that exceed the applicable "confidence interval" using the fair values provided by the Vendor.

In the event that the Fund values its securities using the procedures described above, the Fund's NAV may be higher or lower than would have been the case if the Fund had not used its fair valuation procedures. For further information about how we determine the value of the Fund's investments, see the SAI.

BUY AND SELL PRICES. When you buy Shares of the Fund, the amount you pay per share is based on the net asset value per share of the applicable class of Shares next determined after we receive your order. When you sell Shares of the Fund, the amount of your proceeds are based on the net asset value per share of the applicable class of Shares next determined after we receive your order.

EXECUTION OF ORDERS. You may buy and sell Shares of the Fund on any day when the New York Stock Exchange is open for business (hereafter referred to as a "business day"). The New York Stock Exchange is closed on weekends and national holidays.

- PURCHASING SHARES BY MAIL: If you mail us a purchase order, we will execute it as soon as we have received your payment. (Note: If your check does not clear, we will be forced to cancel your purchase and may hold you liable for any losses or fees incurred.)

- PURCHASING SHARES BY WIRE: If you place a purchase order by wire on any business day, we will execute it that day, provided that you have wired the money you wish to invest and it is received by our Transfer Agent prior to the close of regular trading on the New York Stock Exchange, normally at 1:00 p.m. PT (4:00 p.m. ET). If our Transfer Agent does not receive the money you plan to wire by this deadline, the trade will be canceled and you must resubmit the trade at the time the wire is sent.

- SELLING SHARES: To sell Shares on any one business day, you must place your redemption order before the close of regular trading on the New York Stock Exchange, normally at 1:00 p.m. PT (4:00 p.m. ET). Otherwise, we will execute your order the following business day.

Our Transfer Agent may accept telephone orders from broker-dealers, and other intermediaries designated by such broker-dealers, who have been previously approved by the Distributor. The Fund will be deemed to have received a purchase order when an approved broker-dealer or its authorized designee accepts such order. It is the responsibility of such broker-dealer to promptly forward purchase or redemption orders to our Transfer Agent. Broker-dealers may charge you a transaction-based fee or other fee for their services at either the time of purchase or the time of redemption. Such charges may vary among broker-dealers but in all cases will be retained by the broker-dealers and not remitted to the Fund.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of HighMark Funds' overall obligation to deter money laundering under Federal law. HighMark Funds has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, HighMark Funds reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of HighMark Funds management, they are deemed to be in the best interest of the Fund or other series of HighMark Funds or in cases when HighMark Funds is requested or compelled to do so by governmental or law enforcement authorities.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

HighMark Funds' Board of Trustees has adopted policies and procedures designed to discourage frequent purchases and redemptions of Shares of the Fund or excessive or short-term

                                 10 PROSPECTUS


HIGHMARK FUNDS

trading that may disadvantage long-term Fund shareholders. These policies are described below.

RISKS ASSOCIATED WITH EXCESSIVE OR SHORT-TERM TRADING GENERALLY. While the Fund will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund's Shares dilute the value of Shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund Shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Fund's Shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. In addition, the Fund may incur increased expenses if one or more shareholders engage in excessive or short-term trading. For example, the Fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. Frequent trading can result in the realization of a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently. Because short-term capital gains are distributed as ordinary income, this would generally increase a shareholder's tax liability unless the shares are held through a tax-deferred or exempt vehicle. Similarly, the Fund may bear increased administrative costs due to asset level and investment volatility that accompanies patterns of short-term trading activity. All of these factors may adversely affect the Fund's performance.

A Fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time the Fund calculates its NAV at 1:00 p.m. Pacific time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in short-term trading strategy to exploit differences in Fund Share prices that are based on closing prices of foreign securities established some time before a Fund calculates its own share price (referred to as "time zone arbitrage"). The Fund has procedures, referred to as fair value pricing, designed to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Fund calculates its NAV. While there is no assurance, the Fund expects that the use of fair value pricing, in addition to the short-term trading policies discussed below, will reduce a shareholder's ability to engage in time zone arbitrage to the detriment of the other shareholders of the Fund.

A shareholder engaging in a short-term trading strategy may also target a fund that does not invest primarily in foreign securities. Any fund that invests in securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage"). Funds that may be adversely affected by price arbitrage include, in particular, those funds that significantly invest in small cap securities, technology and other specific industry sector securities, and in certain fixed-income securities.

RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS. Purchases and exchanges should be made primarily for investment purposes. The Fund and/or its principal underwriter reserves the right to refuse any purchase or exchange order at any time or to suspend redemptions with respect to any shareholder, including transactions representing excessive trading and transactions accepted by any shareholder's financial adviser. In addition, the Fund's adviser will use its best efforts to detect short-term trading activity in the Fund's Shares and reject any purchase, redemption or exchange if, in its judgment, the transaction would adversely affect the Fund or its shareholders. The adviser, however, will not always be able to detect or prevent market timing activity or other trading activity that may disadvantage the Fund. For example, the ability to monitor trades that are placed by omnibus or other nominee accounts is limited when the broker, retirement plan administrator or fee-based program sponsor maintains the record of the Fund's underlying beneficial owners. In the event that the Fund or its agents reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed.

DISCLOSURE OF PORTFOLIO HOLDINGS

HighMark Capital Management, Inc., the Fund's adviser, has established a policy with respect to the disclosure of the Fund's portfolio holdings. A description of this policy is provided in the SAI. In addition, the Fund's complete monthly portfolio holdings are generally available to you 30 days after the end of the period on the HighMark Funds website by clicking on "Our Funds," selecting the Fund and clicking on "Composition."

Note that the Fund or its adviser may suspend the posting of this information or modify the elements of this web posting policy without notice to shareholders. Once posted, the above information will remain available on the Web site until at least the date on which the Fund files a Form N-CSR or Form N-Q

                                 PROSPECTUS 11


for the period that includes the date as of which the information is current.

DIVIDENDS AND DISTRIBUTIONS

As a mutual fund shareholder, you may receive capital gains and/or income from your investment. The Fund may periodically declare and pay dividends from net investment income separately for each class of Shares. The Fund distributes any net capital gains and ordinary income they have realized at least once a year. The Fund does not have a targeted dividend rate and does not guarantee that it will pay any dividends or other distributions.

We will automatically reinvest any income and capital gains distributions you are entitled to in additional Shares of the Fund, unless you notify our Transfer Agent that you want to receive your distributions in cash. To make a notification, send a letter with your request, including your name and account number to:

HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416

Your request will become effective for distributions having record dates after our Transfer Agent receives your request. Note that the IRS treats dividends paid in additional Fund Shares the same as it treats dividends paid in cash.

TAXES

Your mutual fund investments may have a considerable impact on your tax situation. We have summarized some of the main U.S. federal tax considerations generally applicable to investments in the Fund. Note, however, that the following is general information and your investment in the Fund may have other tax implications. The information below will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan.

IMPORTANT NOTE: IF YOU HAVE NOT DONE SO ALREADY, BE SURE TO PROVIDE US WITH YOUR CORRECT TAXPAYER IDENTIFICATION NUMBER OR CERTIFY THAT IT IS CORRECT. UNLESS WE HAVE THAT INFORMATION, WE MUST, BY LAW, WITHHOLD A PORTION OF THE TAXABLE DISTRIBUTIONS YOU WOULD OTHERWISE BE ENTITLED TO RECEIVE FROM YOUR FUND INVESTMENTS AS WELL AS A PORTION OF ANY PROCEEDS YOU WOULD NORMALLY RECEIVE FROM SELLING FUND SHARES.

END-OF-YEAR TAX STATEMENTS

We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation, including possible foreign, state and local taxes. You can find more information about the potential tax consequences of mutual fund investing in the SAI.

TAXATION OF SHAREHOLDER TRANSACTIONS

An exchange of a HighMark Fund's shares for shares of another HighMark Fund will be treated as a sale of the HighMark Fund's shares and, as with all sales and redemptions of HighMark Fund shares, any gain on the transaction will be subject to tax.

TAXES ON FUND DISTRIBUTIONS

- FEDERAL TAXES: The Fund expects to distribute substantially all of its income and distributions annually. For federal income tax purposes, distributions of investment income that you receive from the Fund are generally taxable as ordinary income. Distributions of gains from the sale of investments that the Fund owned for one year or less also will be taxable as ordinary income (regardless of how long you've owned Shares in the Fund). Distributions of investment income designated by the Fund as derived from "qualified dividend income", if any, will be taxed at the rate applicable to long-term capital gains, for taxable years beginning before January 1, 2011, provided holding period and other requirements are met at both the shareholder and Fund level.

- STATE AND LOCAL TAXES: In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains you receive from the Fund.

- TAXATION OF LONG-TERM CAPITAL GAINS: Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains (regardless of how long you've owned Shares in the Fund). Long-term capital gain rates have been temporarily reduced -- in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets for taxable years beginning before January 1, 2011. Some states also tax long-term capital gain distributions at a special rate.

- "BUYING A DIVIDEND": You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it and thus were likely included in the price you paid.

- REINVESTMENT: The Fund's distributions are taxable, whether received in cash or reinvested in additional Shares of the Fund.

SPECIAL CONSIDERATIONS FOR NON-U.S. SHAREHOLDERS: Special withholding and filing rules apply to foreign shareholders. Please consult the SAI and your tax adviser for additional information.

                                 12 PROSPECTUS


HIGHMARK FUNDS

THE TAX CONSIDERATIONS DESCRIBED ABOVE MAY OR MAY NOT APPLY TO YOU. SEE THE SAI FOR FURTHER DETAILS. PLEASE CONSULT YOUR TAX ADVISER TO HELP DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR PARTICULAR INVESTMENTS AND TAX SITUATION.

INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN (AIP): AIP allows you to make regular investments in the HighMark Fund(s) of your choice through automatic deductions from your checking account. The monthly minimum per HighMark Fund is $100.* AIP is available only to shareholders who wish to make additional investments to their existing account(s).

To take part in AIP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (a medallion guarantee may be required).

* There is a $50 monthly minimum for current or retired trustees (as well as their spouses and children under the age of 21) of HighMark Funds and directors, officers, and employees (as well as their spouses and children under the age of 21) of Union Bank of California and its affiliates who were participating in HighMark Funds' AIP on or before December 11, 1998.

SYSTEMATIC WITHDRAWAL PLAN (SWP): HighMark Funds' Systematic Withdrawal Plan allows you to make regular withdrawals from your account. The minimum withdrawal is $100 per HighMark Fund. You can choose to make these withdrawals on a monthly, quarterly, semi-annual or annual basis. You also have the option of receiving your withdrawals by check or by automatic deposit into your bank account.

To participate in SWP, you must:

-    Have at least $5,000 in your HighMark Fund account(s), and

-    Have your dividends automatically reinvested.

BEFORE YOU SIGN UP FOR SWP, PLEASE NOTE THE FOLLOWING IMPORTANT CONSIDERATIONS:

SWP via check will only run on the 25th of each month. SWP via the Automated Clearing House ("ACH") can be run on any date. If your automatic withdrawals through SWP exceed the income your HighMark Fund(s) normally pays, your withdrawals may, over time, deplete your original investment--or exhaust it entirely if you make large and frequent withdrawals. Fluctuations in the net asset value per Share of your HighMark Fund(s) may also deplete your principal.

To take part in SWP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (which may require a medallion guarantee).

Please contact HighMark Funds at 1-800-433-6884 for more information.


SYSTEMATIC EXCHANGE PLAN: HighMark Funds' Systematic Exchange Plan allows shareholders of a class of HighMark Money Market or Fixed-Income Funds to make regular exchanges from their accounts into the same class of a HighMark Equity Fund, including the Fundamental Equity Fund. The minimum exchange is $100 per HighMark Equity Fund. You can choose to make these exchanges on a monthly, quarterly, semi-annual or annual basis for a fixed period of time.


To participate in the Systematic Exchange Plan, you must:

- Have at least $5,000 in your HighMark Money Market or Fixed-Income Fund account(s), and

-    Have your dividends automatically reinvested.

To take part in the Systematic Exchange Plan, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (a medallion guarantee may be required).

MORE ABOUT HIGHMARK FUNDS

INVESTMENT MANAGEMENT

INVESTMENT ADVISER

HighMark Capital Management, Inc. serves as investment adviser of the HighMark Funds and manages their investment portfolios on a day-to-day basis under the supervision of HighMark Funds' Board of Trustees. HighMark Capital Management also serves as the administrator of the HighMark Funds.


HighMark Capital Management is a subsidiary of Union Bank of California, N.A., which is a subsidiary of UnionBanCal Corporation. UnionBanCal Corporation is a publicly held corporation which is principally held by The Bank of Tokyo-Mitsubishi UFJ, Ltd. (BTMU). BTMU is in turn a wholly owned subsidiary of Mitsubishi UFJ Financial Group, Inc. As of March 31, 2008 UnionBanCal Corporation and its subsidiaries had approximately $57.9 billion in consolidated assets. As of the same date, HighMark Capital Management had approximately $21.4 billion in assets under management. HighMark Capital Management (and its predecessors) has been providing investment management services to individuals, institutions and large corporations since 1919.


For its advisory services to the Fundamental Equity Fund, HighMark Capital Management is entitled to receive management fees at an annual rate of 0.60% of the Fund's average daily net assets.

A discussion regarding the basis for HighMark Funds' Board of Trustees approving the advisory agreement between HighMark Capital Management, Inc. and HighMark Funds will be available in HighMark Funds' Annual Report to shareholders for the fiscal year ending July 31, 2008.

                                  PROSPECTUS 13


PORTFOLIO MANAGERS

GEORGE ROKAS, a Vice President and Senior Equity Research Analyst/Portfolio Manager for HighMark Capital Management, Inc., will be co-manager for HighMark Fundamental Equity Fund upon the Fund's commencement of investment operations. Mr. Rokas has been associated with HighMark Capital Management, Inc. and its predecessors since 1990 (1990 to 1997 and 1999 to present).

KENNETH WEMER, a Vice President and Director of Equity Research for HighMark Capital Management, Inc., will be co-manager for HighMark Fundamental Equity Fund upon the Fund's commencement of investment operations. Mr. Wemer has been associated with HighMark Capital Management, Inc. since 2003. Prior to joining HighMark Capital Management, Inc., Mr. Wemer was a Research Analyst for Jurika & Voyles from 1994 to 2003.

The SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of securities in the Fund.

FINANCIAL HIGHLIGHTS

Financial information for the Fund is not presented because shares of the Fund were not offered prior to the date of this prospectus.

OTHER INVESTMENT MATTERS

The Fund is not a complete investment program. The investment objectives or goals of the Fund and the investment policies of the Fund can be changed without shareholder approval, except for the policies that are identified as "fundamental" in the SAI.

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Fund uses, as well as the main risks they pose. Equity securities are subject mainly to market risk. Following the table is a more complete discussion of risk. You may also consult the SAI for more details about the securities in which the Fund may invest.

INSTRUMENT                                                                         RISK TYPE
--------------------------------------------------------------------------------   ------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS): ADRs are foreign Shares of a company held     Market
by a U.S. bank that issues a receipt evidencing ownership. ADRs pay dividends in   Political
U.S. dollars.                                                                      Foreign Investment

BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on and accepted by    Credit
a commercial bank. They generally have maturities of six months or less.           Liquidity
                                                                                   Market

BONDS: Interest-bearing or discounted government or corporate securities that      Market
obligate the issuer to pay the bondholder a specified sum of money, usually at     Credit
specific intervals, and to repay the principal amount of the loan at maturity.     Prepayment/Call

CALL AND PUT OPTIONS: A call option gives the buyer the right to buy, and          Management
obligates the seller of the option to sell, a security at a specified price. A     Liquidity
put option gives the buyer the right to sell, and obligates the seller of the      Credit
option to buy, a security at a specified price.                                    Market

CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated maturity.            Market
                                                                                   Credit
                                                                                   Liquidity

COMMERCIAL PAPER: Secured and unsecured short-term promissory notes issued by      Credit
corporations and other entities. Their maturities generally vary from a few days   Liquidity
to nine months.                                                                    Market

COMMON STOCK: Shares of ownership of a company.                                    Market

CONVERTIBLE SECURITIES: Bonds or preferred stock that convert to common stock.     Market
                                                                                   Credit

DEMAND NOTES: Securities that are subject to puts and standby commitments to       Market
purchase the securities at a fixed price (usually with accrued interest) within    Liquidity
a fixed period of time following demand by a fund.                                 Management

                                  14 PROSPECTUS


HIGHMARK FUNDS

INSTRUMENT                                                                         RISK TYPE
--------------------------------------------------------------------------------   ------------------
DERIVATIVES: Instruments whose value is derived from an underlying contract,       Management
index or security, or any combination thereof, including futures, options (e.g.    Market
puts and calls), options on futures, swap agreements and some mortgage-backed      Credit
securities.                                                                        Liquidity
                                                                                   Leverage
                                                                                   Prepayment/Call
                                                                                   Hedging

EXCHANGE TRADED FUNDS: Exchange traded funds ("ETFs") are hybrid investment        Market
companies that are registered as open-end investment companies or unit investment trusts ("UITs") but possess some characteristics of closed-end funds.
ETFs typically hold a portfolio of common stocks designed to track the price performance and dividend yield of a particular index. Common examples of ETFs include S&P Depositary Receipts ("SPDRs"), NASDAQ-100 Index Tracking Stock and
iShares, which may be obtained from the UIT or investment company issuing the securities or purchased in the secondary market. ETF shares traded in the secondary market may be purchased and sold at market prices in transactions on an exchange. By investing in an ETF, a fund will indirectly bear its proportionate share of any expenses paid by the ETF in addition to the expenses of the fund.

FOREIGN SECURITIES: Stocks issued by foreign companies including ADRs and Global   Market
Depository Receipts (GDRs), as well as commercial paper of foreign issuers and     Political
obligations of foreign governments, companies, banks, overseas branches of U.S.    Foreign Investment
banks or supranational entities.                                                   Liquidity
                                                                                   Emerging Market
                                                                                   Call

FORWARD FOREIGN CURRENCY CONTRACTS, INCLUDING FORWARD FOREIGN CURRENCY CROSS       Management
HEDGES: An obligation to purchase or sell a specific amount of a currency at a     Liquidity
fixed future date and price set by the parties involved at the time the contract   Credit
is negotiated.                                                                     Market
                                                                                   Political
                                                                                   Leverage
                                                                                   Foreign Investment

FUTURES AND RELATED OPTIONS: A contract providing for the future sale and          Management
purchase of a specific amount of a specific security, class of securities, or      Market
index at a specified time in the future and at a specified price.                  Credit
                                                                                   Liquidity
                                                                                   Leverage

HIGH-YIELD/HIGH-RISK BONDS: Bonds rated below investment grade by the primary      Credit
rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by         Market
Moody's). These securities are considered speculative and involve greater risk     Liquidity
of loss than investment grade bonds. Also called "lower rated bonds,"
"noninvestment grade bonds" and "junk bonds."


ILLIQUID SECURITIES: Securities that ordinarily cannot be sold within seven        Liquidity
business days at the value the fund has estimated for them. The Fund may invest    Market
up to 15% of its net assets in illiquid securities.

INITIAL PUBLIC OFFERINGS: Initial public offerings ("IPOs") are offerings of       Market
securities registered under the Securities Act of 1933, the issuer of which,       Liquidity
immediately before registration, was not subject to the reporting requirements     New Public Company Risk
of Section 13 or Section 15(d) of the Securities Exchange Act of 1934. The         Small-Company Stock Risk
volume of IPOs and the levels at which newly issued stocks trade in the            Microcap Company Risk
secondary market are affected by the performance of the stock market as a whole.
When an IPO is brought to the market, availability may be limited and a fund may not be able to buy any shares at the offering price, or, if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. In addition, the prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. These securities, which are often issued by unseasoned companies, may be subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods.

                                  PROSPECTUS 15


INSTRUMENT                                                                         RISK TYPE
--------------------------------------------------------------------------------   ------------------
INVESTMENT COMPANY SECURITIES: Shares of registered investment companies. These    Market
may include HighMark Money Market Funds and other registered investment companies for which HighMark, its sub-advisers, or any of their affiliates serves as investment adviser, administrator or distributor. As a shareholder of an investment company, a fund will indirectly bear investment management fees of that investment company, which are in addition to the management fees the fund pays its own adviser.


INVESTMENT GRADE SECURITIES: Securities rated BBB or higher by Standard &          Market
Poor's; Baa or better by Moody's; similarly rated by other nationally recognized   Credit
rating organizations; or, if not rated, determined to be of comparably high        Prepayment/Call
quality by a funds' adviser.


MONEY MARKET INSTRUMENTS: Investment-grade, U.S. dollar-denominated debt           Market
securities with remaining maturities of one year or less. These may include        Credit
short-term U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.

OBLIGATIONS OF SUPRANATIONAL AGENCIES: Securities issued by supranational          Credit
agencies that are chartered to promote economic development and are supported by   Foreign Investment
various governments and government agencies.                                       Prepayment/Call

PREFERRED STOCKS: Equity securities that generally pay dividends at a specified    Market
rate and take precedence over common stock in the payment of dividends or in the event of liquidation. Preferred stock generally does not carry voting rights.

REAL ESTATE INVESTMENT TRUSTS: Real estate investment trusts ("REITs") are         Market
pooled investment vehicles that invest primarily in income-producing real estate   Credit
or real estate related loans or interests. The real estate properties in which     Prepayment/Call
REITs invest typically include properties such as office buildings, retail and industrial facilities, hotels, apartment buildings and healthcare facilities.
The yields available from investments in REITs depend on the amount of income and capital appreciation generated by the related properties. By investing in a
REIT, a fund will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the fund.


REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous             Market
commitment to return the security to the seller at an agreed upon price on an      Leverage
agreed upon date. This is treated as a loan by a fund.

REVERSE REPURCHASE AGREEMENTS: The sale of a security and the simultaneous         Market
commitment to buy the security back at an agreed upon price on an agreed upon      Leverage
date. This is treated as a borrowing by a fund and may have a leveraging effect.


RESTRICTED SECURITIES: Securities not registered under the Securities Act of       Liquidity
1933, such as privately placed commercial paper and Rule 144A securities.          Market

SECURITIES LENDING: The lending of up to 33 1/3% of a fund's total assets. In      Market
return a fund will receive cash, other securities and/or letters of credit.        Leverage
                                                                                   Liquidity
                                                                                   Credit

SWAP AGREEMENTS: A transaction where one security or characteristic of a           Management
security is swapped for another. An example is when one party trades newly         Market
issued stock for existing bonds with another party.                                Credit
                                                                                   Liquidity
                                                                                   Leverage

TIME DEPOSITS: Non-negotiable receipts issued by a bank in exchange for a          Liquidity
deposit of money.                                                                  Credit
                                                                                   Market

                                  16 PROSPECTUS


HIGHMARK FUNDS

INSTRUMENT                                                                         RISK TYPE
--------------------------------------------------------------------------------   ------------------
TREASURY INFLATION PROTECTED SECURITIES: Treasury inflation protected securities   Market
("TIPS") are fixed income securities issued by the U.S. Treasury whose principal   Interest Rate
value is periodically adjusted according to the rate of inflation. TIPS have varying maturities and pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these securities is fixed at issuance, but over the life of the securities, this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.

TREASURY RECEIPTS: Treasury receipts, Treasury investment growth receipts and      Market
certificates of accrual of Treasury securities.

UNIT INVESTMENT TRUSTS: A type of investment vehicle, registered with the          Market
Securities and Exchange Commission under the Investment Company Act of 1940, that purchases a fixed portfolio of income-producing securities, such as corporate, municipal, or government bonds, mortgage-backed securities or preferred stock. Unit holders receive an undivided interest in both the principal and the income portion of the portfolio in proportion to the amount of capital they invest. The portfolio of securities remains fixed until all the securities mature and unit holders have recovered their principal.

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies and               Market
instrumentalities of the U.S. government. These include Ginnie Mae, Fannie Mae     Credit
and Freddie Mac.                                                                   Call

U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, separately traded registered       Market
interest and principal securities, and coupons under bank entry safekeeping.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with interest rates that are   Credit
reset daily, weekly, quarterly or on some other schedule. Such instruments may     Liquidity
be payable to a fund on demand.                                                    Market

WARRANTS: Securities that give the holder the right to buy a proportionate         Market
amount of common stock at a specified price. Warrants are typically issued with    Credit
preferred stock and bonds.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS: A purchase of, or contract to      Market
purchase, securities at a fixed price for delivery at a future date.               Leverage
                                                                                   Liquidity
                                                                                   Credit

ZERO-COUPON DEBT OBLIGATIONS: Bonds and other types of debt that pay no            Credit
interest, but are issued at a discount from their value at maturity. When held     Market
to maturity, their entire return equals the difference between their issue price   Zero Coupon
and their maturity value.

                                  PROSPECTUS 17


HIGHMARK FUNDS

OTHER RISKS

HighMark Funds also offers shares of the Income Plus Allocation Fund, Growth & Income Allocation Fund, Capital Growth Allocation Fund and Diversified Equity Allocation Fund (collectively the "Asset Allocation Portfolios"). Each of the Asset Allocation Portfolios is a "fund-of-funds" that invests in other mutual funds within the HighMark Funds family. Fiduciary shares of the Fund and certain other series of HighMark Funds not offered in this prospectus (collectively the "Underlying Funds") are offered to the Asset Allocation Portfolios. The Asset Allocation Portfolios, individually or collectively, may own significant amounts of shares of each Underlying Fund from time to time. The Asset Allocation Portfolios typically use asset allocation strategies pursuant to which they frequently may increase or decrease the amount of shares of any of the Underlying Funds they own, which could occur daily in volatile market conditions. Depending on a number of factors, including the cash flows into and out of an Underlying Fund as a result of the activity of other investors, an Underlying Fund's asset levels and an Underlying Fund's then-current liquidity, purchases and sales by an Asset Allocation Portfolio could require the Underlying Funds to purchase or sell portfolio securities, increasing the Underlying Funds' transaction costs and possibly reducing the Underlying Funds' performance.

GLOSSARY OF INVESTMENT RISKS


This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What Are the Main Risks of Investing in This Fund?" in the Fund's profile. Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain types of investments are more susceptible to these risks than others.


CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

EMERGING MARKET RISK. To the extent that a fund does invest in emerging markets to enhance overall returns, it may face higher political, foreign investment, and market risks. In addition, profound social changes and business practices that depart from norms in developed countries' economies have hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. See also FOREIGN INVESTMENT RISK below.

FOREIGN INVESTMENT RISK. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar-denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be seriously harmed by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.

HEDGING. When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that a fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce a fund's risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that a fund's hedging transactions will be effective.

INVESTMENT STYLE RISK. The risk that the particular type of investment on which a fund focuses (such as small-cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a fund that focuses on that market segment to underperform those that favor other kinds of securities.

LEVERAGE RISK. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often created by investing in derivatives, but it may be inherent in other types of securities as well.

LIQUIDITY RISK. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a fund.

MANAGEMENT RISK. The risk that a strategy used by a fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

MARKET RISK. The risk that a security's market value may decline, especially if it occurs rapidly and unpredictably. These fluctuations may cause a security to be worth less than the

                                 18 PROSPECTUS


HIGHMARK FUNDS

price the investor originally paid for it. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

MICROCAP COMPANY RISK. The risk involved in investing in companies with micro capitalizations. The risk associated with investing in microcap companies involves greater risk than investing in small, medium or large capitalization companies because the stocks of microcap companies tend to have greater price volatility and less liquidity than the stocks of larger companies. In addition, microcap companies tend to have smaller financial resources, less information available, more limited business lines and more geographic area concentration.

NEW PUBLIC COMPANY RISK. The risks associated with investing in new public companies. These risks include small size, limited financial resources and operating history, dependence on a limited number of products and markets, and lack of management depth.

POLITICAL RISK. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PREPAYMENT & CALL RISK. The risk that an issuer will repay a security's principal at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call"--or repay--a high-yielding bond before the bond's maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may lower a portfolio's income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

Prepayment and call risk generally increase when interest rates decline, and can make a security's yield as well as its market price more volatile. Generally speaking, the longer a security's maturity, the greater the prepayment and call risk it poses.

SMALL-COMPANY STOCK RISK. Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static or moderate growth prospects. If a fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

ZERO COUPON RISK. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

                                  PROSPECTUS 19


NOTES

                                 20 PROSPECTUS


HIGHMARK FUNDS

NOTES

HIGHMARK FUNDS SERVICE PROVIDERS:

INVESTMENT ADVISER & ADMINISTRATOR

HIGHMARK CAPITAL MANAGEMENT, INC.
350 California Street
San Francisco, CA 94104

CUSTODIAN

UNION BANK OF CALIFORNIA, N.A.
350 California Street
San Francisco, CA 94104

DISTRIBUTOR

PFPC DISTRIBUTORS, INC.
760 Moore Road
King of Prussia, PA 19406

LEGAL COUNSEL

ROPES & GRAY LLP
One Embarcadero Center, Suite 2200
San Francisco, CA 94111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


DELOITTE & TOUCHE LLP
750 College Road East
Princeton, NJ 08540


TRANSFER AGENT

STATE STREET BANK AND TRUST COMPANY
PO Box 8416
Boston, MA 02266

HOW TO OBTAIN MORE INFORMATION:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

More detailed information about the HighMark Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

To obtain the SAI, free of charge, or for more information:

BY TELEPHONE: call 1-800-433-6884

BY MAIL: write to us at
         HighMark Funds
         c/o PFPC Inc.
         760 Moore Road
         King of Prussia, PA 19406

BY INTERNET: www.highmarkfunds.com

FROM THE SEC: You can also obtain the SAI and other information about the HighMark Funds from the SEC Website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov or by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102.

HighMark Funds' Investment Company Act registration number is 811-05059.

                                   (GRAPHIC)

(HIGHMARK(R) FUNDS LOGO)
HIGHMARK(R) FUNDS

445 South Figueroa Street - Suite 306 - Los Angeles - California - 90071

WWW.HIGHMARKFUNDS.COM                                            HMK-PS-030-0100
                                                                 84843-A

                                                                    JULY 9, 2008

HIGHMARK
     The smarter approach to investing.

TREASURY PLUS MONEY MARKET FUND                                    RETAIL SHARES
PROSPECTUS

                                    (GRAPHIC)

(HIGHMARK(R) FUNDS LOGO)
HIGHMARK(R) FUNDS



The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful. An investment in the Fund is not a deposit or an obligation of Union Bank of California, N.A., its affiliates or any other bank, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                                  PROSPECTUS 1


HOW TO READ THIS PROSPECTUS

HighMark Funds is a mutual fund family that offers different classes of Shares in separate investment portfolios. The funds have various investment goals and strategies. This prospectus gives you important information about the Class A Shares of one of the investment portfolios, HighMark Treasury Plus Money Market Fund (the "Fund") that you should know before investing. The Fund also offers two additional classes of Shares called Fiduciary Shares and Class S Shares, which are offered in separate prospectuses.

Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review this important information. The next column contains general information you should know about investing in the Fund.

INDIVIDUAL HIGHMARK FUND PROFILE
Treasury Plus Money Market Fund ...........................................    2

SHAREOWNER GUIDE -- HOW TO INVEST IN THE HIGHMARK FUNDS
Choosing a Share Class ....................................................    5
Fees for Distribution of Shares ...........................................    5
Payments to Financial Firms ...............................................    5
Opening an Account ........................................................    6
Buying Shares .............................................................    7
Selling Shares ............................................................    8
Exchanging Shares .........................................................    9
Transaction Policies ......................................................    9
Dividends .................................................................   11
Taxes .....................................................................   12
Investor Services .........................................................   12

MORE ABOUT THE HIGHMARK FUNDS
Investment Management .....................................................   13
Financial Highlights ......................................................   14
Other Investment Matters ..................................................   14
Glossary of Investment Risks ..............................................   15

FOR MORE INFORMATION ABOUT HIGHMARK FUNDS, PLEASE SEE THE BACK COVER OF THE PROSPECTUS

INTRODUCTION

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at the Fund, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.

AS WITH OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A MUTUAL FUND. YOUR INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A.*, ITS AFFILIATES OR ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

The Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that the Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

The portfolio manager invests the Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her investment selection, may cause the Fund to underperform other funds with similar objectives.

* Union Bank of California, N.A., is the parent company of HighMark Capital Management, Inc., the investment adviser of the Fund.

(GRAPHIC) FUND SUMMARY

(GRAPHIC) INVESTMENT STRATEGY

(GRAPHIC) WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

(GRAPHIC) PERFORMANCE INFORMATION

(GRAPHIC) DID YOU KNOW?

(GRAPHIC) FUND INFORMATION

(GRAPHIC) FEES AND EXPENSES

                                  2 PROSPECTUS


HIGHMARK FUNDS
TREASURY PLUS MONEY MARKET FUND

(GRAPHIC) FUND SUMMARY

INVESTMENT GOAL                 To seek current income with liquidity and
                                stability of principal

INVESTMENT FOCUS                U.S. Treasury obligations and repurchase
                                agreements

PRINCIPAL INVESTMENT STRATEGY   Invests in U.S. Treasury bills, notes and other
                                obligations issued or guaranteed by the U.S.
                                Treasury and repurchase agreements
                                collateralized by such obligations

SHARE PRICE VOLATILITY          Low

INVESTOR PROFILE                Risk averse investors seeking current income
                                from a money market fund that invests in U.S.
                                Treasury securities

(GRAPHIC) INVESTMENT STRATEGY

HighMark Treasury Plus Money Market Fund seeks current income with liquidity and stability of principal. To pursue its goal, the Fund primarily invests in U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements collateralized by such obligations. The Fund may also invest in reverse repurchase agreements.

To limit the Fund's interest-rate risk, the Fund's managers will maintain an average weighted portfolio MATURITY of 90 days or less. In addition, each individual security in the Fund will have an effective maturity of no more than 397 days.

In choosing investments for the Fund, the portfolio managers consider such factors as:

-    The outlook for interest rates,

- Buying and selling activity in the Treasury market as a whole and/or for individual Treasury securities,

-    Imbalances in the supply of Treasuries relative to demand,

-    Liquidity, market risk and yield of various investment options, and/or

-    The appropriateness of particular securities to the Fund's objectives.

For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page 14.

(GRAPHIC) WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

INTEREST-RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund's fixed income portion, the greater its interest rate risk.

MARKET RISK: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

LEVERAGE RISK: Investments in the types of securities that create leverage are associated with the risk that such securities or investment practices may magnify small index or market movements into large changes in value.

CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its obligations. In general, the lower a security's rating, the greater its credit risk.


COUNTERPARTY RISK: The risk that the counterparty to a repurchase agreement or reverse repurchase agreement may not fulfill its obligations under the repurchase agreement or reverse repurchase agreement. The Fund's income and the value of the Fund's investments could decline as a result.


LIQUIDITY RISK: The possibility that a security may be difficult or impossible to sell at the time and price the Fund wishes. The Fund may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity, all of which could hamper the management or performance of the Fund.


For more information about these risks, please see "Glossary of Investment Risks" on page 15. For more information about additional risks to which the Fund may be subject, please see page 14.

                                  PROSPECTUS 3


(GRAPHIC) PERFORMANCE INFORMATION

This section would normally include a bar chart and a table showing how the Fund has performed and how its performance has varied from year to year. Because the Fund had not commenced operations prior to the date of this Prospectus, the bar chart and table are not shown.

YIELD

The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about HighMark Treasury Plus Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-433-6884.

(GRAPHIC) FUND INFORMATION


CLASS     CUSIP       TICKER
-----     -----       ------
Class A   431123306   N/A


(GRAPHIC) DID YOU KNOW?

A portfolio's level of interest rate exposure is commonly indicated by the term MATURITY. Generally speaking, the longer a portfolio's maturity, the greater its level of interest rate exposure and, in turn, its risk/return potential.

                                                                     (CONTINUED)

                                  4 PROSPECTUS


HIGHMARK FUNDS
TREASURY PLUS MONEY MARKET FUND (CONTINUED)

(GRAPHIC) FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                                         CLASS A
                                                                          SHARES
                                                                         -------
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of
   offering price)                                                          0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset
   value)                                                                   0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*         0%

ANNUAL FUND OPERATING EXPENSES


                                                                         CLASS A
                                                                          SHARES
                                                                         -------
Investment Advisory Fees                                                  0.30%
Distribution (12b-1) Fees                                                 0.25%
Other Expenses+                                                           0.48%
                                                                          ----
   TOTAL ANNUAL FUND OPERATING EXPENSES                                   1.03%
Fee Waivers                                                               0.23%
   NET EXPENSES++                                                         0.80%


*    Does not include any wire transfer fees, if applicable.

+    Other Expenses are based on estimated amounts for the current fiscal year.


++ The Fund's Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles) for Class A Shares from exceeding 0.80% for the period beginning July 9, 2008 and ending on November 30, 2009.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                 1 YEAR   3 YEARS
                 ------   -------
Class A Shares     $82      $305

                                  PROSPECTUS 5


SHAREOWNER GUIDE - HOW TO INVEST IN THE HIGHMARK FUNDS

Before you invest, we encourage you to carefully read the Fund profile included in this prospectus and consider whether an investment in the Treasury Plus Money Market Fund is appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund share classes we offer is right for you.

CHOOSING A SHARE CLASS

HighMark Funds offers different classes of Fund Shares, which have different expenses and other characteristics. Only one class of Fund Shares, Class A, is offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of HighMark's Class A Shares:

CLASS A

-    No sales charge.

-    Distribution and service (12b-1) fees of 0.25%.

THE FUND ALSO OFFERS CLASS S AND FIDUCIARY CLASS SHARES, EACH OF WHICH HAS ITS OWN EXPENSE STRUCTURE. FIDUCIARY CLASS SHARES ARE AVAILABLE ONLY TO FINANCIAL INSTITUTIONS, FIDUCIARY CLIENTS OF UNION BANK OF CALIFORNIA, N.A., AND CERTAIN OTHER QUALIFIED INVESTORS. CLASS S SHARES ARE AVAILABLE ONLY TO INVESTORS IN THE UNION BANK OF CALIFORNIA CORPORATE SWEEP SERVICE. CALL US AT 1-800-433-6884 FOR MORE DETAILS.

FEES FOR DISTRIBUTION OF SHARES

HighMark Funds has adopted 12b-1 plans with respect to Class A Shares that allow the Fund to pay distribution and service fees. The maximum distribution and service fee for Class A Shares is as follows:

              PERCENTAGE OF AVERAGE
SHARE CLASS      DAILY NET ASSETS
-----------   ---------------------
Class A               0.25%

Because 12b-1 fees are paid on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PAYMENTS TO FINANCIAL FIRMS

Some or all of the distribution fees and servicing fees described above may be paid or "reallowed" to the broker, dealer, financial adviser or other financial intermediaries, including UnionBanc Investment Services LLC, TruSource and other affiliates of HighMark Capital Management, Inc., through which you purchase your Shares. In addition to the foregoing, your broker, dealer, financial adviser or other financial intermediaries may receive certain other payments and compensation described below. These arrangements may apply to any or all of your Shares, including but not limited to, Shares held through retirement plans.

For purposes of the following, "financial firms" means brokers, dealers, financial advisers and other financial intermediaries. The Fund may make payments under HighMark Funds' shareholder services plans relating to the Class A Shares to financial firms that agree to provide certain shareholder support services for their customers or account holders who are the beneficial or record owners of Shares of the Fund. In consideration for such services, a financial firm is compensated by the Fund at a maximum annual rate of up to 0.25% of the average daily net asset value of the applicable class(es) of Shares of the Fund. The shareholder services plans are more fully described in the SAI. Financial firms may also receive sales charges, distribution fees, servicing fees and other compensation relating to other classes of Shares and other series of HighMark Funds not offered in this prospectus.

MARKETING SUPPORT PAYMENTS. HighMark Capital Management, Inc. may also make payments from its own assets to financial firms that sell the HighMark Funds. The amounts of these payments may vary from time to time. Speak with your financial adviser to learn more about these payments.

                                  6 PROSPECTUS


HIGHMARK FUNDS

PAYMENTS FOR DISTRIBUTION AND SHAREHOLDER SERVICES. In addition to the foregoing marketing support payments, HighMark Capital Management, Inc., directly or through an agent, also pays out of its own assets compensation to financial firms for the sale and distribution of the Shares of the Fund and/or for the servicing of Shares of the Fund. These payments made by HighMark Capital Management, Inc. may be made to supplement commissions paid to financial firms, and may take the form of (1) due diligence payments for a financial firm's examination of the Fund and payments for employee training and education relating to the Fund; (2) listing fees for the placement of the Fund on a financial firm's list of mutual funds available for purchase by its clients; (3) fees for providing the Fund with "shelf space" and/or a higher profile for a financial firm's financial consultants and their customers and/or placing the Fund on the financial firm's preferred or recommended list; (4) marketing support fees for providing assistance in promoting the sale of Shares; (5) payments in connection with attendance at sales meetings for the promotion of the sale of Shares; (6) payments for maintaining shareholder accounts on a financial firm's platform; and (7) payments for the sale of Shares and/or the maintenance of share balances.

Payments made by HighMark Capital Management, Inc. or its agents to a financial firm also may be used by the financial firm to pay for the travel expenses, meals, lodging and entertainment of the firm's salespersons and guests in connection with education, sales and promotional programs. These programs, which may be different for different financial firms, will not change the price an investor will pay for Shares or the amount that the Fund will receive for the sale of Shares.

A number of factors are considered in determining the amount of these additional payments, including each financial firm's HighMark Funds sales and total assets, and the financial firm's willingness to give HighMark Capital Management, Inc. or the Fund's distributor access to its financial advisers for educational purposes. At times, the financial firm might include the Fund on a "select" or "preferred" list. HighMark Capital Management's goals include educating the investment advisers about the Fund so that they can provide suitable information and advice to prospective investors and shareholders of the Fund.

Pursuant to the terms of an agreement between HighMark Capital Management, Inc. and HighMark Funds' distributor, HighMark Capital Management makes payments to the distributor for distribution services related to the Fund.

IF INVESTMENT ADVISERS, ADMINISTRATORS, DISTRIBUTORS OR AFFILIATES OF MUTUAL FUNDS PAY BONUSES AND INCENTIVES IN DIFFERING AMOUNTS, FINANCIAL FIRMS AND THEIR FINANCIAL CONSULTANTS MAY HAVE FINANCIAL INCENTIVES FOR RECOMMENDING A PARTICULAR MUTUAL FUND OVER OTHER MUTUAL FUNDS. IN ADDITION, DEPENDING ON THE ARRANGEMENTS IN PLACE AT ANY PARTICULAR TIME, A FINANCIAL FIRM AND ITS FINANCIAL CONSULTANTS MAY ALSO HAVE A FINANCIAL INCENTIVE FOR RECOMMENDING A PARTICULAR SHARE CLASS OVER OTHER SHARE CLASSES. Speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Fund, HighMark Capital Management, Inc. and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial adviser at the time of purchase. HighMark Capital Management, Inc. does not consider sales of Shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund. However, some broker-dealers that sell Shares of the Fund may receive commissions from the Fund in connection with the execution of the Fund's portfolio transactions.

OPENING AN ACCOUNT

1.   Read this prospectus carefully.

2. Determine how much money you want to invest. The minimum investments for Class A Shares of the Fund are as follows:

     -    INITIAL PURCHASE:       $1,000 for the Fund $250 for the Fund for
                                  current or retired trustees (as well as their spouses and children under the age of 21) of HighMark Funds and directors, officers and employees (as well as their spouses and children under the age of 21) of Union Bank of California, N.A., the Distributor and its affiliates, and Boston Financial Data Services

                                  $100 for the Fund for Automatic Investment
                                  Plan

     -    ADDITIONAL PURCHASES:   $100 for the Fund

                                  $100 monthly minimum per HighMark Fund for Automatic Investment Plan

We may waive these initial and additional investment minimums for purchases made in connection with Individual Retirement Accounts, Keoghs, payroll deduction plans or 401(k) or similar plans.

                                  PROSPECTUS 7


3. Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call us at 1-800-433-6884.

4. You and your financial representative can initiate any purchase, exchange or sale of Shares.

5. CUSTOMER IDENTIFICATION AND VERIFICATION. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

     What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you, which information may include your social security number or taxpayer identification number. This information will be verified to ensure the identity of all persons opening an account.

     HighMark Funds is required by law to reject your new account application if the required identifying information is not provided.

     In certain instances, HighMark Funds is required to collect documents to fulfill its legal obligations. Documents provided in connection with your application will be used solely to establish and verify customer identity, and HighMark Funds shall have no obligation with respect to the terms of any such document.

     Attempts to collect the missing information required on the application will be performed by contacting either you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of HighMark Funds (e.g., 72 hours), which may change from time to time, your application will be rejected.

     Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined after receipt of your application in proper form.

     However, HighMark Funds reserves the right to close your account at the then-current day's price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of HighMark Funds (e.g., 96 hours), which may change from time to time. If HighMark Funds is unable to verify your identity, it reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. HighMark Funds reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund Shares and will be subject to corresponding tax implications.

WE RESERVE THE RIGHT TO REJECT A PURCHASE ORDER IF HIGHMARK FUNDS OR THE FUND'S ADVISER DETERMINES THAT IT IS NOT IN THE BEST INTEREST OF HIGHMARK FUNDS OR ITS SHAREHOLDERS.

BUYING SHARES

BY CHECK

OPENING AN ACCOUNT

-    Make out a check for the investment amount, payable to "HighMark Funds."

- Deliver the check and your completed application to your financial representative, or mail them to our Transfer Agent (see address below).

ADDING TO AN ACCOUNT

-    Make out a check for the investment amount, payable to "HighMark Funds."

- Include a note specifying the Fund name, your share class, your account number and the name(s) in which the account is registered.

- Deliver the check and your note to your financial representative, or mail them to our Transfer Agent.

     TRANSFER AGENT ADDRESS:
     HighMark Funds
     P.O. Box 8416
     Boston, MA 02266-8416
     Phone Number: 1-800-433-6884

All purchases made by check should be in U.S. dollars.

THIRD PARTY CHECKS, CREDIT CARD CHECKS, TRAVELER'S CHECKS, STARTER CHECKS, MONEY ORDERS OR CASH WILL NOT BE ACCEPTED.

BY EXCHANGE

OPENING AN ACCOUNT

- Call your financial representative or HighMark Funds at 1-800-433-6884 to request an exchange.

ADDING TO AN ACCOUNT

- Call your financial representative or HighMark Funds at 1-800-433-6884 to request an exchange.

You may be subject to an exchange fee. See "Exchanging Shares" below.

BY WIRE

OPENING AN ACCOUNT

- Deliver your completed application to your financial representative, or mail it to our Transfer Agent (address above).

                                  8 PROSPECTUS


HIGHMARK FUNDS

- Obtain your Fund account number by calling your financial representative or our Transfer Agent.

-    Instruct your bank to wire the amount of your investment to:

     State Street Bank and Trust Company
     225 Franklin Street
     Boston, MA 02101
     ABA# 011000028
     DDA# 9905-194-8

     Specify the Fund name, your choice of share class, the new Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.

ADDING TO AN ACCOUNT

-    Call our transfer agent before wiring any funds.

-    Instruct your bank to wire the amount of your investment to:

     State Street Bank and Trust Company
     225 Franklin Street
     Boston, MA 02101
     ABA# 011000028
     DDA# 9905-194-8

     Specify the Fund name, your share class, your Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.

THROUGH FINANCIAL INSTITUTIONS

OPENING AN ACCOUNT

- Call your financial institution for information on their procedures for transmitting orders to HighMark Funds.

ADDING TO AN ACCOUNT

- Call your financial institution for information on their procedures for transmitting orders to HighMark Funds.

Contact your financial representative for instructions and assistance.

To add to an account using the Automatic Investment Plan, see "Investor
Services."

SELLING SHARES

BY LETTER

DESIGNED FOR

-    Accounts of any type.

-    Sales of any amount.

TO SELL SOME OR ALL OF YOUR SHARES

- Write a letter indicating the Fund name, your share class, your Fund account number, the name(s) in which the account is registered and the dollar value or number of Shares you wish to sell.

- Include all signatures and any guarantees that may be required (see next page).

-    Mail the materials to our Transfer Agent.

     TRANSFER AGENT ADDRESS:
     HighMark Funds
     P.O. Box 8416
     Boston, MA 02266-8416
     Phone Number: 1-800-433-6884

- We will mail a check to the name(s) and address in which the account is registered, unless you give us other written instructions.

- If you are invested in an IRA or Roth IRA, you can contact HighMark customer service to obtain an IRA distribution form at 1-800-433-6884. The IRA distribution form is also downloadable at www.highmarkfunds.com.

BY PHONE

DESIGNED FOR

-    Accounts of any type, except Individual Retirement Accounts or Roth IRAs.

-    Sales of any amount.

TO SELL SOME OR ALL OF YOUR SHARES

- To place your order, contact your financial representative or HighMark Funds at 1-800-433-6884 between 8:30 a.m. and 6:00 p.m. Eastern Time on most business days.

BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)

DESIGNED FOR

-    Requests by letter to sell at least $500 (accounts of any type).

- Requests by phone to sell at least $500 (accounts of any type excluding IRA and Roth IRA accounts).

TO SELL SOME OR ALL OF YOUR SHARES

- We will wire amounts of $500 or more on the next business day after we receive your request.

- Shares cannot be redeemed by wire on Federal holidays restricting wire transfers.

BY EXCHANGE

DESIGNED FOR

-    Accounts of any type.

-    Sales of any amount.

TO SELL SOME OR ALL OF YOUR SHARES

- Obtain a current prospectus for the Fund into which you are exchanging by calling HighMark Funds or your financial representative.

- Call HighMark Funds or your financial representative to request an exchange.

THROUGH FINANCIAL INSTITUTIONS

DESIGNED FOR

-    Accounts set up through financial institutions.

                                  PROSPECTUS 9


TO SELL SOME OR ALL OF YOUR SHARES

- Contact your financial institution for information on their procedures for transmitting orders to HighMark Funds.

BY CHECKWRITING

DESIGNED FOR

- Accounts opened directly with the Fund (not through an investment professional).

-    Minimum amount of check is $500.

-    Maximum of five checks per month.

-    Available to Class A shareholders only.

TO SELL SOME OR ALL OF YOUR SHARES

-    Check the appropriate box on the application.

-    Obtain a signature card by calling HighMark Funds at 1-800-433-6884.

- Mail the completed application and signature card to our Transfer Agent. Contact your financial representative for instructions and assistance.

SELLING SHARES IN WRITING. In certain circumstances, you may need to include a medallion guarantee, which protects you against fraudulent orders. You will need a medallion guarantee if:

-    you are selling more than $50,000 worth of Shares.

- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or by wire or the Automated Clearing House (ACH) to a bank account other than that on record.

-    you changed your address of record within the last 30 days.

You should be able to obtain a medallion guarantee from a bank, broker-dealer, credit union, securities exchange or association, clearing agency or savings association. A notary public CANNOT provide a medallion guarantee.

RECEIVING YOUR MONEY. Normally, we will send you a check for your proceeds as promptly as possible, at the latest within seven calendar days of receiving your redemption order. If, however, you recently purchased Shares in the Fund, we may be unable to fulfill your request if we have not yet received and processed your payment for the initial purchase. In such a case you may need to resubmit your redemption request after we have received payment.

INVOLUNTARY SALES OF YOUR SHARES. Due to the relatively high costs of handling small investments, the Fund reserves the right to redeem your Shares at net asset value (less any applicable contingent deferred sales charge) if your account balance in the Fund drops below the minimum initial purchase amount for any reason other than market fluctuation. This is more likely to occur if you invest only the minimum amount in the Fund and then sell Shares within a fairly short period of time. Before the Fund exercises its right to redeem your Shares, we will notify you in writing at least 60 days in advance to give you time to bring your account up to or above the minimum.

EXCHANGING SHARES

HOW TO EXCHANGE YOUR SHARES. You may exchange Shares of one HighMark Fund for those of another HighMark Fund (the "new HighMark Fund"), provided that you:

-    Are qualified to invest in the new HighMark Fund.

- Satisfy the initial and additional investment minimums for the new HighMark Fund.

- Invest in the same share class in the new HighMark Fund as you did in the previous HighMark Fund.

- Maintain the minimum account balance for each HighMark Fund in which you invest.

Your cost for buying shares in the new HighMark Fund is based on the relative net asset values of the shares you are exchanging plus any applicable sales charge.


An exchange will be treated as a sale for tax purposes.


If you exchange Class A Shares of one HighMark Fund for those of another HighMark Fund that has a higher sales charge, you must pay the difference. The same is true if you want to exchange Class A Shares of a no-load HighMark Money Market Fund for those of another HighMark Fund with a sales charge. There is one exception: If you acquired Class A Shares of a HighMark Money Market Fund in an exchange out of Class A Shares of a non-money market HighMark Fund (the "Initial Fund"), you may exchange such Class A money market Shares for Class A Shares of another HighMark Fund and pay, with respect to sales charges, the difference between the sales charge of the Initial Fund and the sales charge of the HighMark Fund that you are currently exchanging into, if the sales charge of the HighMark Fund that you are exchanging into is higher. To receive a reduced sales charge when exchanging into a HighMark Fund, you must notify us that you originally paid a sales charge and provide us with information confirming your qualification.

If you exchange Class A Shares of certain non-money market HighMark Funds for Class A Shares of a HighMark Money Market Fund, you may be subject to a 2% exchange fee on the value of Class A Shares purchased and exchanged 30 days or less after purchase.

TRANSACTION POLICIES

VALUATION OF SHARES. The Fund's net asset value per share of a class is calculated according to the following formula:

     (Total market value of the Fund's investments and other assets allocable to the class - the class's liabilities)
     /    Total number of the Fund's Shares outstanding in the class
     =    The class's net asset value per share

                                 10 PROSPECTUS


HIGHMARK FUNDS


We determine the net asset value (NAV) of the Fund as of 11:00 a.m. Pacific time (2:00 p.m. Eastern time) every business day, based on the amortized cost of the Fund's assets. Amortized cost does not take into account unrealized capital gains or losses. We strive to keep each money market fund's NAV at a constant $1.00, but there is a remote possibility that you could lose money by investing in the Fund. If the amortized cost of the Fund's assets is not available, we value its securities by using a method that HighMark Funds Board of Trustees believes accurately reflects fair value. HighMark Funds' Board of Trustees reviews and approves HighMark Funds' fair valuation procedures in advance of their use. In addition, HighMark Funds' Board of Trustees periodically reviews valuations to determine if any changes should be made to the fair valuation procedures. For further information about how we determine the value of the Fund's investments, see the SAI.


BUY AND SELL PRICES. When you buy Shares of the Fund, the price you will pay per share (the "offering price") is based on the net asset value per share of the applicable class of Shares next determined after we receive your order, plus any applicable sales charges. When you sell Shares of the Fund, you receive proceeds based on the net asset value per share of the applicable class of Shares next determined after we receive your order, minus any applicable deferred sales charges.

EXECUTION OF ORDERS. You may buy and sell Shares of the Fund on any day when both the Federal Reserve Wire System and the New York Stock Exchange are open for business (hereafter referred to as a "business day"). The New York Stock Exchange is closed on weekends and national holidays.

- PURCHASING SHARES BY MAIL: If you mail us a purchase order, we will execute it as soon as we have received your payment. (Note: If your check does not clear, we will be forced to cancel your purchase and may hold you liable for any losses or fees incurred.)

- PURCHASING SHARES BY WIRE: If you place a purchase order by wire on any business day, we will execute it that day, provided that we have received your order before 11:00 a.m. PT (2:00 p.m. ET).

In addition, you must wire the money you wish to invest and it must be received by our Transfer Agent prior to 11:00 a.m. PT (2:00 p.m. ET). If we do not receive your order or the money you plan to wire by these deadlines, the trade will be canceled and you must resubmit the trade at the time the wire is sent.

- SELLING SHARES: To sell Shares on any one business day, you must place your redemption order before 11:00 a.m. PT (2:00 p.m. ET). Otherwise, we will execute your order on the following business day.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of HighMark Funds' overall obligation to deter money laundering under Federal law. HighMark Funds has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, HighMark Funds reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of HighMark Funds management, they are deemed to be in the best interest of the Fund or other series of HighMark Funds or in cases when HighMark Funds is requested or compelled to do so by governmental or law enforcement authorities.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

HighMark Funds' Board of Trustees has adopted policies and procedures designed to discourage frequent purchases and redemptions of Shares of the Fund or excessive or short-term trading that may disadvantage long-term Fund shareholders. These policies are described below.

RISKS ASSOCIATED WITH EXCESSIVE OR SHORT-TERM TRADING GENERALLY. While HighMark Funds will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a fund's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a fund's shares may force a fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. In addition, a fund may incur increased expenses if one or more shareholders engage in excessive or short-term trading. For example, a fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. Frequent trading can result in the realization of a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently. Because short-term capital gains are distributed as ordinary income, this would generally increase a shareholder's tax liability unless the shares are held through a tax-deferred or exempt vehicle. Similarly, a fund may bear increased administrative costs due to asset level and investment volatility that accompanies patterns of short-term trading activity. All of these factors may adversely affect a fund's performance.

                                 PROSPECTUS 11


A fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its NAV which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price (referred to as "time zone arbitrage"). A fund has procedures, referred to as fair value pricing, designed to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a fund calculates its NAV. While there is no assurance, a fund expects that the use of fair value pricing, in addition to the short-term trading policies discussed below, will reduce a shareholder's ability to engage in time zone arbitrage to the detriment of the other shareholders of a fund.

A shareholder engaging in a short-term trading strategy may also target a fund that does not invest primarily in foreign securities. Any fund that invests in securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage"). Funds that may be adversely affected by price arbitrage include, in particular, those funds that significantly invest in small cap securities, technology and other specific industry sector securities, and in certain fixed-income securities.

RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS. Purchases and exchanges should be made primarily for investment purposes. The Fund and/or its principal underwriter reserves the right to refuse any purchase or exchange order at any time or to suspend redemptions with respect to any shareholder, including transactions representing excessive trading and transactions accepted by any shareholder's financial adviser. In addition, the Fund's adviser will use its best efforts to detect short-term trading activity in the Fund's Shares and reject any purchase, redemption or exchange if, in its judgment, the transaction would adversely affect the Fund or its shareholders. The adviser, however, will not always be able to detect or prevent market timing activity or other trading activity that may disadvantage the Fund. For example, the ability to monitor trades that are placed by omnibus or other nominee accounts is limited when the broker, retirement plan administrator or fee-based program sponsor maintains the record of the Fund's underlying beneficial owners. In the event that the Fund or its agents reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed.

DISCLOSURE OF PORTFOLIO HOLDINGS

HighMark Capital Management, Inc., the Fund's adviser, has established a policy with respect to the disclosure of the Fund's portfolio holdings. A description of this policy is provided in the SAI. In addition, the Fund's complete monthly portfolio holdings are generally available to you 30 days after the end of the period on the HighMark Funds website by clicking on "Our Funds," selecting the Fund and clicking on "Composition."

Note that the Fund or its adviser may suspend the posting of this information or modify the elements of this web posting policy without notice to shareholders. Once posted, the above information will remain available on the Web site until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

DIVIDENDS

We declare the Fund's net income at the close of each business day and pay any dividends to shareholders monthly.

We will automatically reinvest any income and capital gains distributions you are entitled to in additional Shares of the Fund, unless you notify our Transfer Agent that you want to receive your distributions in cash. You may also notify our Transfer Agent to reinvest any income and capital gains distributions in the same class of an Equity Fund. To make either type of notification, send a letter with your request, including your name and account number, to:

HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416

Your request will become effective for distributions having record dates after our Transfer Agent receives your request. Note that the IRS treats dividends paid in additional Fund Shares the same as it treats dividends paid in cash.

                                 12 PROSPECTUS


HIGHMARK FUNDS

TAXES

Your mutual fund investments may have a considerable impact on your tax situation. We have summarized some of the main U.S. federal tax considerations generally applicable to investment in the Fund. Note, however, that the following is general information and your investment in the Fund may have other tax implications. The information below will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan.

IMPORTANT NOTE: IF YOU HAVE NOT DONE SO ALREADY, BE SURE TO PROVIDE US WITH YOUR CORRECT TAXPAYER IDENTIFICATION NUMBER OR CERTIFY THAT IT IS CORRECT. UNLESS WE HAVE THAT INFORMATION, WE MUST, BY LAW, WITHHOLD A PORTION OF THE TAXABLE DISTRIBUTIONS YOU WOULD OTHERWISE BE ENTITLED TO RECEIVE FROM YOUR FUND INVESTMENTS AS WELL AS A PORTION OF ANY PROCEEDS YOU WOULD NORMALLY RECEIVE FROM SELLING FUND SHARES.

END-OF-YEAR TAX STATEMENTS

We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation, including possible foreign, state and local taxes. You can find more information about the potential tax consequences of mutual fund investing in the SAI.

TAXATION OF SHAREHOLDER TRANSACTIONS

An exchange of a HighMark Fund's shares for shares of another HighMark Fund will be treated as a sale of the HighMark Fund's shares and, as with all sales and redemptions of HighMark Fund shares, any gain on the transaction (although unlikely in a Money Market Fund) will be subject to tax.

TAXES ON FUND DISTRIBUTIONS

- FEDERAL TAXES: The Fund expects to distribute substantially all of its income and gains annually. For federal income tax purposes, distributions of investment income that you receive from the Fund are generally taxable as ordinary income. Distributions of gains from the sale of investments that the Fund owned for one year or less also will be taxable as ordinary income (regardless of how long you've owned Shares in the Fund).

- STATE AND LOCAL TAXES: In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains you receive from the Fund.

- TAXATION OF LONG-TERM CAPITAL GAINS: Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains (regardless of how long you've owned Shares in the Fund). Long-term capital gain rates have been temporarily reduced -- in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets for taxable years beginning before January 1, 2011. Some states also tax long-term capital gain distributions at a special rate.

- "BUYING A DIVIDEND": You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it and thus were likely included in the price you paid.

- REINVESTMENT: The Fund's distributions are taxable, whether received in cash or reinvested in additional Shares of the Fund.

SPECIAL CONSIDERATIONS FOR NON-U.S. SHAREHOLDERS: Special withholding and filing rules apply to foreign shareholders. Please consult the SAI and your tax adviser for additional information.

THE TAX CONSIDERATIONS DESCRIBED ABOVE MAY OR MAY NOT APPLY TO YOU. SEE THE SAI FOR FURTHER DETAILS. PLEASE CONSULT YOUR TAX ADVISER TO HELP DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR PARTICULAR INVESTMENTS AND TAX SITUATION.

INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN (AIP): AIP allows you to make regular investments in the HighMark Fund(s) of your choice through automatic deductions from your checking account. The monthly minimum per HighMark Fund is $100.* AIP is available only to shareholders who wish to make additional investments to their existing account(s).

To take part in AIP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (a medallion guarantee may be required).

* There is a $50 monthly minimum for current or retired trustees (as well as their spouses and children under the age of 21) of HighMark Funds and directors, officers, and employees (as well as their spouses and children under the age of 21) of Union Bank of California and its affiliates who were participating in HighMark Funds' AIP on or before December 11, 1998.

SYSTEMATIC WITHDRAWAL PLAN (SWP): HighMark Funds' Systematic Withdrawal Plan allows you to make regular withdrawals from your account. The minimum withdrawal is $100 per HighMark Fund. You can choose to make these withdrawals on a monthly, quarterly, semi-annual or annual basis. You also have the option of receiving your withdrawals by check or by automatic deposit into your bank account.

To participate in SWP, you must:

-    Have at least $5,000 in your HighMark Fund(s) account, and

-    Have your dividends automatically reinvested.

                                 PROSPECTUS 13


BEFORE YOU SIGN UP FOR SWP, PLEASE NOTE THE FOLLOWING IMPORTANT CONSIDERATIONS:

SWP via check will only run on the 25th of each month. SWP via the Automated Clearing House ("ACH") can be run on any date. If your automatic withdrawals through SWP exceed the income your HighMark Fund(s) normally pay, your withdrawals may, over time, deplete your original investment--or exhaust it entirely if you make large and frequent withdrawals.

Fluctuations in the net asset value per share of your HighMark Fund(s) may also contribute to the depletion of your principal.

To take part in SWP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (a medallion guarantee may be required).

Please contact HighMark Funds at 1-800-433-6884 for more information.

SYSTEMATIC EXCHANGE PLAN: HighMark Funds' Systematic Exchange Plan allows shareholders of a class of HighMark Money Market or Fixed-Income Funds to make regular exchanges from their accounts into the same class of a HighMark Equity Fund. The minimum exchange is $100 per HighMark Equity Fund. You can choose to make these exchanges on a monthly, quarterly, semi-annual or annual basis for a fixed period of time.

To participate in the Systematic Exchange Plan, you must:

- Have at least $5,000 in your HighMark Money Market or Fixed-Income Fund(s) account, and

-    Have your dividends automatically reinvested.

To take part in the Systematic Exchange Plan, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (a medallion guarantee may be required).

MORE ABOUT
THE HIGHMARK FUNDS
INVESTMENT MANAGEMENT

INVESTMENT ADVISER

HighMark Capital Management, Inc. serves as investment adviser of the HighMark Funds and manages their investment portfolios on a day-to-day basis under the supervision of the HighMark Funds' Board of Trustees. HighMark Capital Management also serves as the administrator of the HighMark Funds.


HighMark Capital Management is a subsidiary of Union Bank of California, N.A., which is a subsidiary of UnionBanCal Corporation. UnionBanCal Corporation is a publicly held corporation, which is principally held by The Bank of Tokyo-Mitsubishi UFJ, Ltd (BTMU). BTMU is in turn a wholly owned subsidiary of Mitsubishi UFJ Financial Group, Inc. As of March 31, 2008 UnionBanCal Corporation and its subsidiaries had approximately $57.9 billion in consolidated assets. As of the same date, HighMark Capital Management had approximately $21.4 billion in assets under management. HighMark Capital Management (and its predecessors) has been providing investment management services to individuals, institutions and large corporations since 1919.


For its advisory services to the Treasury Plus Money Market Fund, HighMark Capital Management is entitled to receive management fees at an annual rate of 0.30% of the Fund's average daily net assets.

A discussion regarding the basis for HighMark Funds' Board of Trustees approving the advisory agreement between HighMark Capital Management, Inc. and HighMark Funds will be available in HighMark Funds' Annual Report to shareholders for the fiscal year ending July 31, 2008.

                                  14 PROSPECTUS


HIGH MARK FUNDS

FINANCIAL HIGHLIGHTS

Financial information for the Fund is not presented because Shares of the Fund were not offered prior to the date of this prospectus.

OTHER INVESTMENT MATTERS

The Fund is not a complete investment program. The investment objectives or goals of the Fund and the investment policies of the Fund can be changed without shareholder approval, except for the policies that are identified as "fundamental" in the SAI.

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Fund uses, as well as the main risks they pose. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the SAI for more details about the securities in which the Fund may invest.


INSTRUMENT                                                                         RISK TYPE
----------                                                                         ---------
ILLIQUID SECURITIES: Securities that ordinarily cannot be sold within seven        Liquidity
business days at the value a fund has estimated for them. The Fund may invest up to 10% of its net assets in illiquid securities.

REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous             Market
commitment to return the security to the seller at an agreed upon price on an      Leverage
agreed upon date. This is treated as a loan by a fund.                             Counterparty


RESTRICTED SECURITIES: Securities not registered under the Securities Act of       Liquidity
1933, such as privately placed commercial paper and Rule 144A securities.          Market


REVERSE REPURCHASE AGREEMENTS: The sale of a security and the simultaneous         Market
commitment to buy the security back at an agreed upon price on an agreed upon      Leverage
date. This is treated as a borrowing by a fund and may have a leveraging effect.   Counterparty

SECURITIES LENDING: The lending of up to 33 1/3% of a fund's total assets. In      Market
return a fund will receive cash, other securities and/or letters of credit.        Leverage
                                                                                   Liquidity
                                                                                   Credit


U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, separately traded registered       Market
interest and principal securities, and coupons under bank entry safekeeping.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS:                                    Market
A purchase of, or contract to purchase, securities at a fixed price for delivery   Leverage
at a future date.                                                                  Liquidity
                                                                                   Credit

ZERO-COUPON DEBT OBLIGATIONS: Bonds and other types of debt that pay no            Credit
interest, but are issued at a discount from their value at maturity. When held     Market
to maturity, their entire return equals the difference between their issue price   Zero Coupon
and their maturity value.

                                  PROSPECTUS 15


GLOSSARY OF INVESTMENT RISKS

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What Are the Main Risks of Investing in This Fund?" in the Fund's profile. Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain types of investments are more susceptible to these risks than others.


COUNTERPARTY RISK: The risk that the counterparty to a repurchase agreement or reverse repurchase agreement may not fulfill its obligations under the repurchase agreement or reverse repurchase agreement. A fund's income and the value of a fund's investments could decline as a result


CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.


INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. This risk should be modest for shorter-term securities and high for longer-term securities. Interest-rate risk also involves the risk that falling interest rates will cause a fund's income, and thus its total return, to decline. This risk is generally greater for shorter-term securities and lower for longer-term securities.

LEVERAGE RISK. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often created by investing in derivatives, but may be inherent in other types of securities as well.

LIQUIDITY RISK. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. All of this could hamper the management or performance of a fund.


MARKET RISK. The risk that a security's market value may decline, especially if it occurs rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

ZERO COUPON RISK. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

                                  16 PROSPECTUS


HIGHMARK FUNDS

NOTES

HIGHMARK FUNDS SERVICE PROVIDERS:

INVESTMENT ADVISER & ADMINISTRATOR

HIGHMARK CAPITAL MANAGEMENT, INC.
350 California Street
San Francisco, CA 94104

CUSTODIAN

UNION BANK OF CALIFORNIA, N.A.
350 California Street
San Francisco, CA 94104

DISTRIBUTOR

PFPC DISTRIBUTORS, INC.
760 Moore Road
King of Prussia, PA 19406

LEGAL COUNSEL

ROPES & GRAY LLP
One Embarcadero Center, Suite 2200
San Francisco, CA 94111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


DELOITTE & TOUCHE LLP
750 College Road East
Princeton, NJ 08540


TRANSFER AGENT

STATE STREET BANK AND TRUST COMPANY
PO Box 8416
Boston, MA 02266

HOW TO OBTAIN MORE INFORMATION:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

More detailed information about the HighMark Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

To obtain the SAI free of charge, or for more information:

BY TELEPHONE: call 1-800-433-6884

BY MAIL: write to us at
         HighMark Funds
         c/o PFPC Inc.
         760 Moore Road
         King of Prussia, PA 19406

BY INTERNET: www.highmarkfunds.com

FROM THE SEC: You can also obtain the SAI and other information about the HighMark Funds from the SEC Website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov or by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102.

HighMark Funds' Investment Company Act registration number is 811-05059.

                                    (GRAPHIC)

(HIGHMARK(R) FUNDS LOGO)
HIGHMARK(R) FUNDS

445 South Figueroa Street - Suite 306 - Los Angeles - California - 90071


WWW.HIGHMARKFUNDS.COM                                            HMK-PS-028-0100
                                                                         84842-B

                                                                    JULY 9, 2008


HIGHMARK
     The smarter approach to investing.

TREASURY PLUS MONEY MARKET FUND                                 FIDUCIARY SHARES
PROSPECTUS

                                   (GRAPHIC)

(HIGHMARK(R) FUNDS LOGO)
HIGHMARK(R) FUNDS


The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful. An investment in the Fund is not a deposit or an obligation of Union Bank of California, N.A., its affiliates or any other bank, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                                  PROSPECTUS 1


HOW TO READ THIS PROSPECTUS

HighMark Funds is a mutual fund family that offers different classes of Shares in separate investment portfolios. The funds have various investment goals and strategies. This prospectus gives you important information about the Fiduciary Shares of one of the investment portfolios, HighMark Treasury Plus Money Market Fund (the "Fund") that you should know before investing. The Fund also offers two additional classes of Shares called Class A Shares and Class S Shares, which are offered in separate prospectuses.

Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review this important information. The next column contains general information you should know about investing in the Fund.

INDIVIDUAL HIGHMARK FUND PROFILE
Treasury Plus Money Market Fund ...........................................    2

SHAREOWNER GUIDE -- HOW TO INVEST IN THE HIGHMARK FUNDS
Choosing a Share Class ....................................................    5
Payment to Financial Firms ................................................    5
Opening an Account ........................................................    6
Buying Shares .............................................................    7
Selling Shares ............................................................    7
Exchanging Shares .........................................................    8
Transaction Policies ......................................................    8
Dividends .................................................................   10
Taxes .....................................................................   10
Investor Services .........................................................   11

MORE ABOUT THE HIGHMARK FUNDS
Investment Management .....................................................   11
Financial Highlights ......................................................   12
Other Investment Matters ..................................................   12
Glossary of Investment Risks ..............................................   13

FOR MORE INFORMATION ABOUT HIGHMARK FUNDS, PLEASE SEE THE BACK COVER OF THE PROSPECTUS

INTRODUCTION

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at the Fund, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.

AS WITH OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A MUTUAL FUND. YOUR INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A.*, ITS AFFILIATES OR ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

The Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that the Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

The portfolio manager invests the Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her investment selection, may cause the Fund to underperform other funds with similar objectives.

* Union Bank of California, N.A., is the parent company of HighMark Capital Management, Inc., the investment adviser of the Fund.

(GRAPHIC) FUND SUMMARY

(GRAPHIC) INVESTMENT STRATEGY

(GRAPHIC) WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

(GRAPHIC) PERFORMANCE INFORMATION

(GRAPHIC) DID YOU KNOW?

(GRAPHIC) FUND INFORMATION

(GRAPHIC) FEES AND EXPENSES

                                  2 PROSPECTUS


HIGHMARK FUNDS
TREASURY PLUS MONEY MARKET FUND

(GRAPHIC) FUND SUMMARY

INVESTMENT GOAL                 To seek current income with liquidity and
                                stability of principal

INVESTMENT FOCUS                U.S. Treasury obligations and repurchase
                                agreements

PRINCIPAL INVESTMENT STRATEGY   Invests in U.S. Treasury bills, notes and other
                                obligations issued or guaranteed by the U.S.
                                Treasury and repurchase agreements
                                collateralized by such obligations

SHARE PRICE VOLATILITY          Low

INVESTOR PROFILE                Risk averse investors seeking current income
                                from a money market fund that invests in U.S.
                                Treasury securities

(GRAPHIC) INVESTMENT STRATEGY

HighMark Treasury Plus Money Market Fund seeks current income with liquidity and stability of principal. To pursue its goal, the Fund primarily invests in U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements collateralized by such obligations. The Fund may also invest in reverse repurchase agreements.


To limit the Fund's interest-rate risk, the Fund's managers will maintain an average weighted portfolio MATURITY of 90 days or less. In addition, each individual security in the Fund will have an effective maturity of no more than 397 days.


In choosing investments for the Fund, the Fund managers consider such factors as:

-    The outlook for interest rates,

- Buying and selling activity in the Treasury market as a whole and/or demand for individual Treasury securities,

-    Imbalances in the supply of Treasuries relative to demand,

-    Liquidity, market risk and yield of various investment options, and/or

-    The appropriateness of particular securities to the Fund's objectives.

For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page 12.

(GRAPHIC) WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

INTEREST-RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund's fixed income portion, the greater its interest rate risk.

MARKET RISK: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.


LEVERAGE RISK: Investments in the types of securities that create leverage are associated with the risk that such securities or investment practices may magnify small index or market movements into large changes in value.

CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its obligations. In general, the lower a security's rating, the greater its credit risk.


COUNTERPARTY RISK: The risk that the counterparty to a repurchase agreement or reverse repurchase agreement may not fulfill its obligations under the repurchase agreement or reverse repurchase agreement. The Fund's income and the value of the Fund's investments could decline as a result.

LIQUIDITY RISK: The possibility that a security may be difficult or impossible to sell at the time and price the Fund wishes. The Fund may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity, all of which could hamper the management or performance of the Fund.

For more information about these risks, please see "Glossary of Investment Risks" on page 13. For more information about additional risks to which the Fund may be subject, please see page 12.

                                  PROSPECTUS 3


(GRAPHIC) PERFORMANCE INFORMATION

This section would normally include a bar chart and a table showing how the Fund has performed and how its performance has varied from year to year. Because the Fund had not commenced operations prior to the date of this Prospectus, the bar chart and table are not shown.

YIELD

The income a fund generates is commonly referred to as its "yield". For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about HighMark Treasury Plus Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-433-6884.

(GRAPHIC) FUND INFORMATION


CLASS       CUSIP       TICKER
-----       -----       ------
Fiduciary   431123108   N/A


(GRAPHIC) DID YOU KNOW?

A portfolio's level of interest rate exposure is commonly indicated by the term MATURITY. Generally speaking, the longer a portfolio's maturity, the greater its level of interest rate exposure and, in turn, its risk/return potential.

                                                                     (CONTINUED)

                                  4 PROSPECTUS


HIGHMARK FUNDS
TREASURY PLUS MONEY MARKET FUND

(GRAPHIC) FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                                      FIDUCIARY
                                                                        SHARES
                                                                      ----------
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of
   offering price)                                                        0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset
   value)                                                                 0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*       0%

ANNUAL FUND OPERATING EXPENSES


                                                                      FIDUCIARY
                                                                        SHARES
                                                                      ---------
Investment Advisory Fees                                                 0.30%
Distribution (12b-1) Fees                                                0.00%
Other Expenses+                                                          0.48%
                                                                         ----
   TOTAL ANNUAL FUND OPERATING EXPENSES                                  0.78%
Fee Waivers                                                              0.23%
   NET EXPENSES++                                                        0.55%


*    Does not include any wire transfer fees, if applicable.

+    Other Expenses are based on estimated amounts for the current fiscal year.


++ The Fund's Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles) for Fiduciary Shares from exceeding 0.55% for the period beginning July 9, 2008 and ending on November 30, 2009.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                   1 YEAR   3 YEARS
                   ------   -------
FIDUCIARY SHARES     $56      $226

                                  PROSPECTUS 5


SHARE OWNER GUIDE - HOW TO INVEST IN THE HIGHMARK FUNDS

Before you invest, we encourage you to carefully read the Fund profile included in this prospectus and consider whether an investment in the Treasury Plus Money Market Fund is appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund share classes we offer is right for you.

CHOOSING A SHARE CLASS

HighMark Funds offers different classes of Fund Shares, which have different expenses and other characteristics. Only one class of Fund Shares, Fiduciary Shares, is offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of HighMark's Fiduciary Shares:

FIDUCIARY SHARES

-    No sales charge.

-    No Distribution (12b-1) fees.

-    Available only to the following investors and accounts:

     1 Fiduciary, advisory, agency, custodial and other similar accounts maintained with Union Bank of California, N.A., or its affiliates;

     2 Non-fiduciary IRA accounts investing in a HighMark Equity or Fixed-Income Fund that were established with The Bank of California, N.A., prior to June 20, 1994, and have remained open since then;

     3 Investors who currently own Shares of a HighMark Equity or Fixed-Income Fund that they purchased prior to June 20, 1994, within an account registered in their name with the Funds;

     4 Union Bank of California, N.A and its affiliates, for their own accounts; HighMark Capital Management, Inc. employees (and their spouses and children under the age of 21), current and retired trustees of HighMark Funds (and their spouses and children under the age of 21), provided that they purchase the Shares directly from HighMark Funds' Transfer Agent; current and retired trustees of HighMark Funds, directors, officers and employees (and their spouses and children under the age of 21) of Union Bank of California who currently own Shares of HighMark Funds that they purchased before April 30, 1997; and directors, officers and employees (and their spouses and children under the age of 21) of HighMark Funds' former distributors who currently own Shares of HighMark Funds that they purchased before April 30, 1997;

     5 Registered investment advisers who are regulated by a federal or state governmental authority or financial planners who are buying Fiduciary Shares for an account for which they are authorized to make investment decisions (i.e., a discretionary account) and who are compensated by their clients on the basis of an ad valorem fee;

     6    Retirement and other benefit plans sponsored by governmental entities;
          and

     7 Financial institutions that may buy Shares on their own account or as record owner on behalf of fiduciary, agency or custodial accounts, with a minimum investment of $250,000 per Fund.

THE FUND ALSO OFFERS CLASS A AND CLASS S SHARES, EACH OF WHICH HAS ITS OWN EXPENSE STRUCTURE. CLASS A SHARES ARE AVAILABLE TO NON-FIDUCIARY CLIENTS OF UNION BANK OF CALIFORNIA, N.A., WHO ARE NOT OTHERWISE ELIGIBLE FOR FIDUCIARY SHARES. CLASS S SHARES ARE AVAILABLE ONLY TO INVESTORS IN THE UNION BANK OF CALIFORNIA CORPORATE SWEEP PRODUCT. CALL US AT 1-800-433-6884 FOR MORE DETAILS.

PAYMENTS TO FINANCIAL FIRMS

Your broker, dealer, financial adviser or other financial intermediaries may receive certain payments and compensation described below. These arrangements may apply to any or all of your Shares, including but not limited to, Shares held through retirement plans.

For purposes of the following, "financial firms" means brokers, dealers, financial advisers and other financial intermediaries, including UnionBanc Investment Services LLC, TruSource and other affiliates of HighMark Capital Management, Inc., through which you purchase your Shares. The Fund may make payments under HighMark Funds' shareholder services plans relating to the Fiduciary Shares to financial firms that agree to provide certain shareholder support services for their customers or account holders who are the beneficial or record owners of Shares of the Fund. In consideration for such services, a financial firm is compensated by the Fund at a maximum annual rate of up to 0.25% of the average daily net asset value of the applicable class(es) of Shares of the Fund. The shareholder services plans are more fully described in the Statement of Additional Information (SAI). Financial firms may also receive sales charges, distribution fees, servicing fees and other compensation relating to other classes of Shares and other series of HighMark Funds not offered in this prospectus.

MARKETING SUPPORT PAYMENTS. HighMark Capital Management, Inc. may also make payments from its own assets to financial firms that sell the HighMark Funds. The amounts of these payments may vary from time to time. Speak with your financial adviser to learn more about these payments.

                                  6 PROSPECTUS


HIGHMARK FUNDS

PAYMENTS FOR DISTRIBUTION AND SHAREHOLDER SERVICES. In addition to the foregoing marketing support payments, HighMark Capital Management, Inc., directly or through an agent, also pays out of its own assets compensation to financial firms for the sale and distribution of the Shares of the Fund and/or for the servicing of Shares of the Fund. These payments made by HighMark Capital Management, Inc. may be made to supplement commissions paid to financial firms, and may take the form of (1) due diligence payments for a financial firm's examination of the Fund and payments for employee training and education relating to the Fund; (2) listing fees for the placement of the Fund on a financial firm's list of mutual funds available for purchase by its clients; (3) fees for providing the Fund with "shelf space" and/or a higher profile for a financial firm's financial consultants and their customers and/or placing the Fund on the financial firm's preferred or recommended list; (4) marketing support fees for providing assistance in promoting the sale of Shares; (5) payments in connection with attendance at sales meetings for the promotion of the sale of Shares; (6) payments for maintaining shareholder accounts on a financial firm's platform; and (7) payments for the sale of Shares and/or the maintenance of share balances.

Payments made by HighMark Capital Management, Inc. or its agents to a financial firm also may be used by the financial firm to pay for the travel expenses, meals, lodging and entertainment of the firm's salespersons and guests in connection with education, sales and promotional programs. These programs, which may be different for different financial firms, will not change the price an investor will pay for Shares or the amount that the Fund will receive for the sale of Shares.

A number of factors are considered in determining the amount of these additional payments, including each financial firm's HighMark Funds sales and total assets, and the financial firm's willingness to give HighMark Capital Management, Inc. or the Fund's distributor access to its financial advisers for educational purposes. At times, the financial firm might include the Fund on a "select" or "preferred" list. HighMark Capital Management's goals include educating the investment advisers about the Fund so that they can provide suitable information and advice to prospective investors and shareholders of the Fund.

Pursuant to the terms of an agreement between HighMark Capital Management, Inc. and HighMark Fund's distributor, HighMark Capital Management makes payments to the distributor for distribution services related to the Fund.

IF INVESTMENT ADVISERS, ADMINISTRATORS, DISTRIBUTORS OR AFFILIATES OF MUTUAL FUNDS PAY BONUSES AND INCENTIVES IN DIFFERING AMOUNTS, FINANCIAL FIRMS AND THEIR FINANCIAL CONSULTANTS MAY HAVE FINANCIAL INCENTIVES FOR RECOMMENDING A PARTICULAR MUTUAL FUND OVER OTHER MUTUAL FUNDS. IN ADDITION, DEPENDING ON THE ARRANGEMENTS IN PLACE AT ANY PARTICULAR TIME, A FINANCIAL FIRM AND ITS FINANCIAL CONSULTANTS MAY ALSO HAVE A FINANCIAL INCENTIVE FOR RECOMMENDING A PARTICULAR SHARE CLASS OVER OTHER SHARE CLASSES. Speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Fund HighMark Capital Management, Inc. and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial adviser at the time of purchase. HighMark Capital Management, Inc. does not consider sales of Shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund. However, some broker-dealers that sell Shares of the Fund may receive commissions from the Fund in connection with the execution of the Fund's portfolio transactions.

OPENING AN ACCOUNT

1.   Read this prospectus carefully.

2. Determine how much money you want to invest. The minimum investments for the Fiduciary Shares of the HighMark Funds are as follows:

     -    INITIAL PURCHASE:       $1,000 for the Fund
                                  $100 for Automatic Investment Plan

     -    ADDITIONAL PURCHASES:   $100 for the Fund
                                  $100 monthly minimum per HighMark Fund for Automatic Investment Plan

     We may waive these initial and additional investment minimums for purchases made in connection with Individual Retirement Accounts, Keoghs, payroll deduction plans or 401(k) or similar plans.

3. Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call us at 1-800-433-6884.

4. You and your financial representative can initiate any purchase, exchange or sale of Shares.

5. CUSTOMER IDENTIFICATION AND VERIFICATION. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

     What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you, which information may include your social security number or taxpayer identification number. This information will be verified to ensure the identity of all persons opening an account.

                                  PROSPECTUS 7


     HighMark Funds is required by law to reject your new account application if the required identifying information is not provided.

     In certain instances, HighMark Funds is required to collect documents to fulfill its legal obligations. Documents provided in connection with your application will be used solely to establish and verify customer identity, and HighMark Funds shall have no obligation with respect to the terms of any such document.

     Attempts to collect the missing information required on the application will be performed by contacting either you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of HighMark Funds (e.g., 72 hours), which may change from time to time, your application will be rejected.

     Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined after receipt of your application in proper form.

     However, HighMark Funds reserves the right to close your account at the then-current day's price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of HighMark Funds (e.g., 96 hours), which may change from time to time. If HighMark Funds is unable to verify your identity, it reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. HighMark Funds reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund Shares and will be subject to corresponding tax implications.

WE RESERVE THE RIGHT TO REJECT A PURCHASE ORDER IF HIGHMARK FUNDS OR THE FUND'S ADVISER DETERMINES THAT IT IS NOT IN THE BEST INTEREST OF HIGHMARK FUNDS OR ITS SHAREHOLDERS.

BUYING SHARES

BY WIRE

OPENING AN ACCOUNT

- Deliver your completed application to your financial representative, or mail it to our Transfer Agent (address below).

- Obtain your Fund account number by calling your financial representative or our Transfer Agent.

-    Instruct your bank to wire the amount of your investment to:

     State Street Bank and Trust Company
     225 Franklin Street
     Boston, MA 02101
     ABA# 011000028
     DDA# 9905-194-8

Specify the Fund name, your choice of share class, the new Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.

ADDING TO AN ACCOUNT

-    Call our Transfer Agent before wiring any funds.

-    Instruct your bank to wire the amount of your investment to:

     State Street Bank and Trust Company
     225 Franklin Street
     Boston, MA 02101
     ABA# 011000028
     DDA# 9905-194-8

Specify the Fund name, your share class, your Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.

    TRANSFER AGENT ADDRESS:
    HighMark Funds
    P.O. Box 8416
    Boston, MA 02266-8416
    Phone Number: 1-800-433-6884

THROUGH FINANCIAL INSTITUTIONS

- Call your financial institution for information on their procedures for transmitting orders to HighMark Funds.

BY EXCHANGE

- Call us at 1-800-433-6884 or contact your financial representative to request an exchange.

Contact your financial representative for instructions and assistance.

To add to an account using the Automatic Investment Plan, see "Investor
Services".

SELLING SHARES

THROUGH FINANCIAL INSTITUTIONS

- Contact your financial institution to find out more about their procedures for transmitting orders to HighMark Funds.

BY EXCHANGE

- Obtain a current prospectus for the Fund into which you are exchanging by calling us or contacting your financial representative.

-    Call us or contact your financial representative to request an exchange.

Contact your financial representative for instructions and assistance.

To make systematic withdrawals from an account, see "Investor Services."

SELLING SHARES IN WRITING. In certain circumstances, you may need to include a medallion guarantee, which protects you against fraudulent orders. You will need a medallion guarantee if:

-    you are selling more than $50,000 worth of Shares.

                                  8 PROSPECTUS


HIGHMARK FUNDS

- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or by wire or the Automated Clearing House (ACH) to a bank account other than that on record.

-    you changed your address of record within the last 30 days.

You should be able to obtain a medallion guarantee from a bank, broker-dealer, credit union, securities exchange or association, clearing agency or savings association. A notary public CANNOT provide a medallion guarantee.

RECEIVING YOUR MONEY. Normally we will send you a check for your proceeds as promptly as possible, at the latest within seven calendar days of receiving your redemption order. If, however, you recently purchased Shares in the Fund, we may be unable to fulfill your request if we have not yet received and processed your payment for the initial purchase. In such a case you may need to resubmit your redemption request after we have received payment.

INVOLUNTARY SALES OF YOUR SHARES. Due to the relatively high costs of handling small investments, the Fund reserves the right to redeem your Shares at net asset value (less any applicable contingent deferred sales charge) if your account balance in the Fund drops below the minimum initial purchase amount for any reason other than market fluctuation. This is more likely to occur if you invest only the minimum amount in the Fund and then sell some of your Shares within a fairly short period of time. Before the Fund exercises its right to redeem your Shares, we will notify you in writing at least 60 days in advance to give you time to bring your account balance up to or above the minimum.

EXCHANGING SHARES

HOW TO EXCHANGE YOUR SHARES. You may exchange Fiduciary Shares of one HighMark Fund for Fiduciary Shares of another HighMark Fund (the "new HighMark Fund"), provided that you:

-    Are qualified to invest in the new HighMark Fund.

- Satisfy the initial and additional investment minimums for the new HighMark Fund.

- Maintain the minimum account balance for each HighMark Fund in which you invest.

Your cost for buying shares in the new HighMark Fund is based on the net asset values of the shares you are exchanging. You may also exchange your Fiduciary Shares of a HighMark Fund for Class A or Class C Shares of another HighMark Fund. In that case, your cost for buying Shares in the new HighMark Fund is based on the net asset value of the Shares you are exchanging plus any applicable sales charge.


An exchange will be treated as a sale for tax purposes.


TRANSACTION POLICIES

VALUATION OF SHARES. The Fund's net asset value per share of a class is calculated according to the following formula:

     (Total market value of the Fund's investments and other assets allocable to the class - the class's liabilities)
     / Total number of the Fund's Shares outstanding in the class
     = The class's net asset value per share


We determine the net asset value (NAV) of the Fund as of 11:00 a.m. Pacific time (2:00 p.m. Eastern time) every business day, based on the amortized cost of the Fund's assets. Amortized cost does not take into account unrealized capital gains or losses. We strive to keep each money market fund's NAV at a constant $1.00, but there is a remote possibility that you could lose money by investing in the Fund. If the amortized cost of the Fund's assets is not available, we value its securities by using a method that HighMark Fund's Board of Trustees believes accurately reflects fair value. HighMark Funds' Board of Trustees reviews and approves HighMark Funds' fair valuation procedures in advance of their use. In addition, HighMark Funds' Board of Trustees periodically reviews valuations to determine if any changes should be made to the fair valuation procedures. For further information about how we determine the value of the Fund's investments, see the SAI.


BUY AND SELL PRICES. When you buy Shares of the Fund, the amount you pay per share is based on the net asset value per share of the applicable class of Shares next determined after we receive your order. When you sell Shares of the Fund, you receive proceeds based on the net asset value per share of the applicable class of Shares next determined after we receive your order.

EXECUTION OF ORDERS. You may buy and sell Shares of the Fund on any day when both the Federal Reserve Wire System and the New York Stock Exchange are open for business (hereafter referred to as a "business day"). The New York Stock Exchange is closed on weekends and holidays.

- PURCHASING SHARES BY MAIL: If you mail us a purchase order, we will execute it as soon as we have received your payment. (Note: If your check does not clear, we will be forced to cancel your purchase and may hold you liable for any losses or fees incurred.)

- PURCHASING SHARES BY WIRE: If you place a purchase order by wire on any business day, we will execute it that day, provided that we have received your order before 11:00 a.m. PT (2:00 p.m. ET).

In addition, you must wire the money you wish to invest and it must be received by our Transfer Agent prior to 11:00 a.m. PT (2:00 p.m. ET). If we do not receive your order or the money you plan to wire by these deadlines, the trade will be canceled and you must resubmit the trade at the time the wire is sent.

- SELLING SHARES: To sell Shares on any one business day, you must place your redemption order before 11:00 a.m. PT (2:00 p.m. ET). Otherwise, we will execute your order the following business day.

                                  PROSPECTUS 9


ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of HighMark Funds' overall obligation to deter money laundering under Federal law. HighMark Funds has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, HighMark Funds reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of HighMark Funds management, they are deemed to be in the best interest of the Fund or other series of HighMark Funds or in cases when HighMark Funds is requested or compelled to do so by governmental or law enforcement authorities.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

HighMark Funds' Board of Trustees has adopted policies and procedures designed to discourage frequent purchases and redemptions of Shares of the Fund or excessive or short-term trading that may disadvantage long-term Fund shareholders. These policies are described below.

RISKS ASSOCIATED WITH EXCESSIVE OR SHORT-TERM TRADING GENERALLY. While HighMark Funds will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a fund's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a fund's shares may force a fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. In addition, a fund may incur increased expenses if one or more shareholders engage in excessive or short-term trading. For example, a fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. Frequent trading can result in the realization of a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently. Because short-term capital gains are distributed as ordinary income, this would generally increase a shareholder's tax liability unless the shares are held through a tax-deferred or exempt vehicle. Similarly, a fund may bear increased administrative costs due to asset level and investment volatility that accompanies patterns of short-term trading activity. All of these factors may adversely affect a fund's performance.


A Fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time the Fund calculates its NAV, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in short-term trading strategy to exploit differences in Fund share prices that are based on closing prices of foreign securities established some time before the Fund calculates its own share price (referred to as "time zone arbitrage"). The Fund has procedures, referred to as fair value pricing, designed to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Fund calculates its NAV. While there is no assurance, the Fund expects that the use of fair value pricing, in addition to the short-term trading policies discussed below, will reduce a shareholder's ability to engage in time zone arbitrage to the detriment of the other shareholders of the Fund.


A shareholder engaging in a short-term trading strategy may also target a fund that does not invest primarily in foreign securities. Any fund that invests in securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage"). Funds that may be adversely affected by price arbitrage include, in particular, those funds that significantly invest in small cap securities, technology and other specific industry sector securities, and in certain fixed-income securities.

RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS. Purchases and exchanges should be made primarily for investment purposes. The Fund and/or its principal underwriter reserves the right to refuse any purchase or exchange order at any time or to suspend redemptions with respect to any shareholder, including transactions representing excessive trading and transactions accepted by any shareholder's financial adviser. In addition, the Fund's adviser will use its best efforts to detect short-term trading activity in the Fund's Shares and reject any purchase, redemption or exchange if, in its judgment, the transaction would adversely affect the Fund or its shareholders. The adviser, however, will not always be able to detect or prevent market timing activity or other

                                  10 PROSPECTUS


HIGHMARK FUNDS

trading activity that may disadvantage the Fund. For example, the ability to monitor trades that are placed by omnibus or other nominee accounts is limited when the broker, retirement plan administrator or fee-based program sponsor maintains the record of the Fund's underlying beneficial owners. In the event that the Fund or its agents reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed.

DISCLOSURE OF PORTFOLIO HOLDINGS

HighMark Capital Management, Inc., the Fund's adviser, has established a policy with respect to the disclosure of the Fund's portfolio holdings. A description of this policy is provided in the SAI. In addition, the Fund's complete monthly portfolio holdings are generally available to you 30 days after the end of the period on the HighMark Funds website by clicking on "Our Funds," selecting the Fund and clicking on "Composition."

Note that the Fund or its adviser may suspend the posting of this information or modify the elements of this web posting policy without notice to shareholders. Once posted, the above information will remain available on the Web site until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

DIVIDENDS

We declare the Fund's net income at the close of each business day and pay any dividends to shareholders monthly.

We will automatically reinvest any income and capital gains distributions you are entitled to in additional Shares of the Fund, unless you notify our Transfer Agent that you want to receive your distributions in cash. You may also notify our Transfer Agent to reinvest any income and capital gains distributions in the same class of an Equity Fund. To make either type or notification, send a letter with your request, including your name and account number, to:

HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416

Your request will become effective for distributions having record dates after our Transfer Agent receives your request. Note that the IRS treats dividends paid in additional Fund Shares the same as it treats dividends paid in cash.

TAXES

Your mutual fund investments may have a considerable impact on your tax situation. We have summarized some of the main U.S. federal tax considerations generally applicable to investments in the Fund. Note, however, that the following is general information and your investment in the Fund may have other tax implications. The information below will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan.

IMPORTANT NOTE: IF YOU HAVE NOT DONE SO ALREADY, BE SURE TO PROVIDE US WITH YOUR CORRECT TAXPAYER IDENTIFICATION NUMBER OR CERTIFY THAT IT IS CORRECT. UNLESS WE HAVE THAT INFORMATION, WE MUST, BY LAW, WITHHOLD A PORTION OF THE TAXABLE DISTRIBUTIONS YOU WOULD OTHERWISE BE ENTITLED TO RECEIVE FROM YOUR FUND INVESTMENTS AS WELL AS A PORTION OF ANY PROCEEDS YOU WOULD NORMALLY RECEIVE FROM SELLING FUND SHARES.

END-OF-YEAR TAX STATEMENTS


We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation, including possible foreign, state and local taxes. You can find more information about the potential tax consequences of mutual fund investing in the SAI.


TAXATION OF SHAREHOLDER TRANSACTIONS

An exchange of a HighMark Fund's shares for shares of another HighMark Fund will be treated as a sale of the HighMark Fund's shares and, as with all sales and redemptions of HighMark Fund shares, any gain on the transaction (although unlikely in a Money Market Fund) will be subject to tax.

TAXES ON FUND DISTRIBUTIONS

- FEDERAL TAXES: The Fund expects to distribute all of its income and gains annually. For federal income tax purposes, distributions of investment income that you receive from the Fund are generally taxable as ordinary income. Distributions of gains from the sale of investments that the Fund owned for one year or less also will be taxable as ordinary income (regardless of how long you've owned Shares in the Fund).

- STATE AND LOCAL TAXES: In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains you receive from the Fund.

- TAXATION OF LONG-TERM CAPITAL GAINS: Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains (regardless of how long you've owned Shares in the Fund). Long-term capital gain rates have been temporarily reduced -- in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets for taxable years

                                  PROSPECTUS 11


     beginning before January 1, 2011. Some states also tax long-term capital gain distributions at a special rate.

- "BUYING A DIVIDEND": You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it and thus were likely included in the price you paid.

- REINVESTMENT: The Fund's distributions are taxable, whether received in cash or reinvested in additional Shares of the Fund.

SPECIAL CONSIDERATIONS FOR NON-U.S. SHAREHOLDERS: Special withholding and filing rules apply to foreign shareholders. Please consult the SAI and your tax adviser for additional information.

THE TAX CONSIDERATIONS DESCRIBED ABOVE MAY OR MAY NOT APPLY TO YOU. SEE THE SAI FOR FURTHER DETAILS. PLEASE CONSULT YOUR TAX ADVISER TO HELP DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR PARTICULAR INVESTMENTS AND TAX SITUATION.

INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN (AIP): AIP allows you to make regular investments in the HighMark Fund(s) of your choice through automatic deductions from your checking account. The monthly minimum per HighMark Fund is $100.* AIP is available only to shareholders who wish to make additional investments to their existing account(s).

To take part in AIP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (a medallion guarantee may be required).

* There is a lower, $50 monthly minimum for current or retired trustees (as well as their spouses and children under the age of 21) of HighMark Funds and directors, officers, and employees (as well as their spouses and children under the age of 21) of Union Bank of California and its affiliates who were participating in HighMark Funds' AIP on or before December 11, 1998.

SYSTEMATIC WITHDRAWAL PLAN (SWP): HighMark Funds' Systematic Withdrawal Plan allows you to make regular withdrawals from your account. The minimum withdrawal is $100 per HighMark Fund. You can choose to make these withdrawals on a monthly, quarterly, semi-annual or annual basis. You also have the option of receiving your withdrawals by check or by automatic deposit into your bank account. To participate in SWP, you must:

-    Have at least $5,000 in your HighMark Fund(s) account, and

-    Have your dividends automatically reinvested.

BEFORE YOU SIGN UP FOR SWP, PLEASE NOTE THE FOLLOWING IMPORTANT CONSIDERATIONS:

SWP via check will only run on the 25th of each month. SWP via the Automated Clearing House ("ACH") can be run on any date. If your automatic withdrawals through SWP exceed the income your HighMark Fund(s) normally pay, your withdrawals may, over time, deplete your original investment--or exhaust it entirely if you make large and/or frequent withdrawals. Fluctuations in the net asset value per share of your HighMark Fund(s) may also deplete your principal.

To take part in SWP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (which may require a medallion guarantee).

Please contact HighMark Funds at 1-800-433-6884 for more information.

SYSTEMATIC EXCHANGE PLAN: HighMark Funds' Systematic Exchange Plan allows shareholders of a class of HighMark Money Market or Fixed-Income Funds to make regular exchanges from their accounts into the same class of a HighMark Equity Fund, including the Fundamental Equity Fund. The minimum exchange is $100 per HighMark Equity Fund. You can choose to make these exchanges on a monthly, quarterly, semi-annual or annual basis for a fixed period of time.

To participate in the Systematic Exchange Program, you must:

- Have at least $5,000 in your HighMark Money Market or Fixed-Income Fund(s) account, and

-    Have your dividends automatically reinvested.

To take part in the Systematic Exchange Program, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our transfer agent (a medallion guarantee may be required).

MORE ABOUT THE HIGH MARK FUNDS

INVESTMENT MANAGEMENT

INVESTMENT ADVISER

HighMark Capital Management, Inc. serves as investment adviser of the HighMark Funds and manages their investment portfolios on a day-to-day basis under the supervision of the HighMark Funds' Board of Trustees. HighMark Capital Management also serves as the administrator of the HighMark Funds.


HighMark Capital Management is a subsidiary of Union Bank of California, N.A., which is a subsidiary of UnionBanCal Corporation. UnionBanCal Corporation is a publicly held corporation, which is principally held by The Bank of Tokyo-Mitsubishi UFJ, Ltd. (BTMU). BTMU is in turn a wholly owned subsidiary of Mitsubishi UFJ Financial Group, Inc. As of March 31, 2008, UnionBanCal Corporation and its subsidiaries had approximately $57.9 billion in consolidated assets. As of the same date, HighMark Capital Management had approximately

                                  12 PROSPECTUS


HIGHMARK FUNDS


$21.4 billion in assets under management. HighMark Capital Management (and its predecessors) has been providing investment management services to individuals, institutions and large corporations since 1919.


For its advisory services to the Treasury Plus Money Market Fund, HighMark Capital Management is entitled to receive management fees at an annual rate of 0.30% of the Fund's average daily net assets.

A discussion regarding the basis for HighMark Funds' Board of Trustees approving the advisory agreement between HighMark Capital Management, Inc. and HighMark Funds will be available in HighMark Funds' Annual Report to shareholders for the fiscal year ending July 31, 2008.

FINANCIAL HIGHLIGHTS

Financial information for the Fund is not presented because Shares of the Fund were not offered prior to the date of this Prospectus.

OTHER INVESTMENT MATTERS

The Fund is not a complete investment program. The investment objectives or goals of the Fund and the investment policies of the Fund can be changed without shareholder approval, except for the policies that are identified as "fundamental" in the SAI.

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Fund uses, as well as the main risks they pose. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the SAI for more details about the securities in which the Fund may invest.


INSTRUMENT                                                                         RISK TYPE
--------------------------------------------------------------------------------   ----------------
ILLIQUID SECURITIES: Securities that ordinarily cannot be sold within seven        Liquidity
business days at the value a fund has estimated for them. The Fund may invest up to 10% of its net assets in illiquid securities.

REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous             Market
commitment to return the security to the seller at an agreed upon price on an      Leverage
agreed upon date. This is treated as a loan by a fund.                             Counterparty

RESTRICTED SECURITIES: Securities not registered under the Securities Act of       Liquidity
1933, such as privately placed commercial paper and Rule 144A securities.          Market

REVERSE REPURCHASE AGREEMENTS: The sale of a security and the simultaneous         Market
commitment to buy the security back at an agreed upon price on an agreed upon      Leverage
date. This is treated as a borrowing by a fund and may have a leveraging effect.   Counterparty

SECURITIES LENDING: The lending of up to 33 1/3% of a fund's total assets. In      Market Leverage
return a fund will receive cash, other securities and/or letters of credit.        Liquidity Credit


U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, separately traded registered       Market
interest and principal securities, and coupons under bank entry safekeeping.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS: A purchase of, or contract to      Market Leverage
purchase, securities at a fixed price for delivery at a future date.               Liquidity Credit

ZERO-COUPON DEBT OBLIGATIONS: Bonds and other types of debt that pay no            Credit
interest, but are issued at a discount from their value at maturity. When held     Market
to maturity, their entire return equals the difference between their issue price   Zero Coupon
and their maturity value.

                                  PROSPECTUS 13


GLOSSARY OF INVESTMENT RISKS

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What Are the Main Risks of Investing in This Fund?" in the Fund's profile. Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain types of investments are more susceptible to these risks than others.


COUNTERPARTY RISK: The risk that the counterparty to a repurchase agreement or reverse repurchase agreement may not fulfill its obligations under the repurchase agreement or reverse repurchase agreement. A fund's income and the value of the fund's investments could decline as a result.


CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.


INTEREST-RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. This risk should be modest for shorter-term securities and high for longer-term securities. Interest-rate risk also involves the risk that falling interest rates will cause a fund's income, and thus its total return, to decline. This risk is generally greater for shorter-term securities and lower for longer-term securities.


LEVERAGE RISK. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often created by investing in derivatives, but may be inherent in other types of securities as well.


LIQUIDITY RISK. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a fund.


MARKET RISK. The risk that a security's market value may decline, especially if it occurs rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

ZERO COUPON RISK. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

                                 14 PROSPECTUS


HIGHMARK FUNDS

NOTES

                                  PROSPECTUS 15


NOTES

                                 16 PROSPECTUS


HIGHMARK FUNDS

NOTES

HIGHMARK FUNDS SERVICE PROVIDERS:

INVESTMENT ADVISER & ADMINISTRATOR

HIGHMARK CAPITAL MANAGEMENT, INC.
350 California Street
San Francisco, CA 94104

CUSTODIAN

UNION BANK OF CALIFORNIA, N.A.
350 California Street
San Francisco, CA 94104

DISTRIBUTOR

PFPC DISTRIBUTORS, INC.
760 Moore Road
King of Prussia, PA 19406

LEGAL COUNSEL

ROPES & GRAY LLP
One Embarcadero Center, Suite 2200
San Francisco, CA 94111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


DELOITTE & TOUCHE LLP
750 College Road East
Princeton, NJ 08540


TRANSFER AGENT

STATE STREET BANK AND TRUST COMPANY
PO Box 8416
Boston, MA 02266

HOW TO OBTAIN MORE INFORMATION:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

More detailed information about the HighMark Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

To obtain the SAL free of charge, or for more information:

BY TELEPHONE: call 1-800-433-6884

BY MAIL: write to us at
         HighMark Funds
         c/o PFPC Inc.
         760 Moore Road
         King of Prussia, PA 19406

BY INTERNET: www.highmarkfunds.com

FROM THE SEC: You can also obtain the SAI and other information about the HighMark Funds from the SEC Website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov or by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102.

HighMark Funds' Investment Company Act registration number is 811-05059.

                                    (GRAPHIC)

(HIGHMARK(R) FUNDS LOGO)
HIGHMARK(R) FUNDS

445 South Figueroa Street - Suite 306 - Los Angeles - California - 90071


WWW.HIGHMARKFUNDS.COM                                            HMK-PS-027-0100
                                                                 84842-A

                                                                    JULY 9, 2008


HIGHMARK
     The smarter approach to investing.

TREASURY PLUS MONEY MARKET FUND                                   CLASS S SHARES
PROSPECTUS

                                   (GRAPHIC)

(HIGHMARK(R) FUNDS LOGO)
HIGHMARK(R) FUNDS


The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful. An investment in the Fund is not a deposit or an obligation of Union Bank of California, N.A., its affiliates or any other bank, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                                  PROSPECTUS 1


HOW TO READ THIS PROSPECTUS

HighMark Funds is a mutual fund family that offers different classes of Shares in separate investment portfolios. The funds have various investment goals and strategies. This prospectus gives you important information about the Class S Shares of one of the investment portfolios, HighMark Treasury Plus Money Market Fund (the "Fund") that you should know before investing. The Fund also offers two additional classes of Shares called Fiduciary Shares and Class A Shares which are offered in separate prospectuses.

Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review this important information. The next column contains general information you should know about investing in the Fund.

INDIVIDUAL HIGHMARK FUND PROFILE
Treasury Plus Money Market Fund ...........................................    2

SHAREOWNER GUIDE -- HOW TO INVEST IN THE HIGHMARK FUNDS
Choosing a Share Class ....................................................    5
Fees for Distribution of Shares ...........................................    5
Payments to Financial Firms ...............................................    5
Buying and Selling Shares .................................................    6
Transaction Policies ......................................................    7
Dividends .................................................................    8
Taxes .....................................................................    8

MORE ABOUT THE HIGHMARK FUNDS
Investment Management .....................................................    9
Financial Highlights ......................................................   10
Other Investment Matters ..................................................   10
Glossary of Investment Risks ..............................................   11

FOR MORE INFORMATION ABOUT HIGHMARK FUNDS, PLEASE SEE THE BACK COVER OF THE PROSPECTUS

INTRODUCTION

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at the Fund, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.

AS WITH OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A MUTUAL FUND. YOUR INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A.*, ITS AFFILIATES OR ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

The Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that the Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

The portfolio manager invests the Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her investment selection, may cause the Fund to underperform other funds with similar objectives.

* Union Bank of California, N.A., is the parent company of HighMark Capital Management, Inc., the investment adviser of the Fund.

(GRAPHIC) FUND SUMMARY

(GRAPHIC) INVESTMENT STRATEGY

(GRAPHIC) WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

(GRAPHIC) PERFORMANCE INFORMATION

(GRAPHIC) DID YOU KNOW?

(GRAPHIC) FUND INFORMATION

(GRAPHIC) FEES AND EXPENSES

                                  2 PROSPECTUS


HIGHMARK FUNDS
TREASURY PLUS MONEY MARKET FUND

(GRAPHIC) FUND SUMMARY

INVESTMENT GOAL                 To seek current income with liquidity and
                                stability of principal

INVESTMENT FOCUS                U.S. Treasury obligations and repurchase
                                agreements

PRINCIPAL INVESTMENT STRATEGY   Invests in U.S. Treasury bills, notes and other
                                obligations issued or guaranteed by the U.S.
                                Treasury and repurchase agreements
                                collateralized by such obligations.

SHARE PRICE VOLATILITY          Low

INVESTOR PROFILE                Risk averse investors seeking current income
                                from a money market fund that invests in U.S.
                                Treasury securities

(GRAPHIC) INVESTMENT STRATEGY

HighMark Treasury Plus Money Market Fund seeks current income with liquidity and stability of principal. To pursue its goal, the Fund primarily invests in U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements collateralized by such obligations. The Fund may also invest in reverse repurchase agreements.

To limit the Fund's interest-rate risk, the Fund's managers will maintain an average weighted portfolio MATURITY of 90 days or less. In addition, each individual security in the Fund will have an effective maturity of no more than 397 days.

In choosing investments for the Fund, the portfolio managers consider such factors as:

-    The outlook for interest rates,

- Buying and selling activity in the Treasury market as a whole and/or for individual Treasury securities,

-    Imbalances in the supply of Treasuries relative to demand,

-    Liquidity, market risk and yield of various investment options, and/or

-    The appropriateness of particular securities to the Fund's objectives.

For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page 10.

(GRAPHIC) WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

INTEREST-RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund's fixed income portion, the greater its interest rate risk.

MARKET RISK: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.


LEVERAGE RISK: Investments in the types of securities that create leverage are associated with the risk that such securities or investment practices may magnify small index or market movements into large changes in value.

CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its obligations. In general, the lower a security's rating, the greater its credit risk.


COUNTERPARTY RISK: The risk that the counterparty to a repurchase agreement or reverse repurchase agreement may not fulfill its obligations under the repurchase agreement or reverse repurchase agreement. The Fund's income and the value of the Fund's investments could decline as a result.

LIQUIDITY RISK: The possibility that a security may be difficult or impossible to sell at the time and price the Fund wishes. The Fund may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity, all of which could hamper the management or performance of the Fund.


For more information about these risks, please see "Glossary of Investment Risks" on page 11. For more information about additional risks to which the Fund may be subject, please see page 10.

                                  PROSPECTUS 3


(GRAPHIC) PERFORMANCE INFORMATION

This section would normally include a bar chart and a table showing how the Fund has performed and how its performance has varied from year to year. Because the Fund had not commenced operations prior to the date of this Prospectus, the bar chart and table are not shown.

YIELD

The income a fund generates is commonly referred to as its "yield". For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about HighMark Treasury Plus Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-433-6884.

(GRAPHIC) FUND INFORMATION


CLASS     CUSIP       TICKER
-----     -----       ------
Class S   431123207   N/A


(GRAPHIC) DID YOU KNOW?

A portfolio's level of interest rate exposure is commonly indicated by the term MATURITY. Generally speaking, the longer a portfolio's maturity, the greater its level of interest rate exposure and, in turn, its risk/return potential.

                                                                     (CONTINUED)

                                  4 PROSPECTUS


HIGHMARK FUNDS
TREASURY PLUS MONEY MARKET FUND (CONTINUED)

(GRAPHIC) FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees you would pay directly from your investment if you buy or sell Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                                      CLASS S
                                                                       SHARES
                                                                      -------
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of
   offering price)                                                       0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset
   value)                                                                0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*      0%

ANNUAL FUND OPERATING EXPENSES


                                                                      CLASS S
                                                                       SHARES
                                                                      -------
Investment Advisory Fees                                               0.30%
Distribution (12b-1) Fees                                              0.55%
Other Expenses+                                                        0.23%
                                                                       ----
   TOTAL ANNUAL FUND OPERATING EXPENSES                                1.08%
Fee Waivers                                                            0.03%
   NET EXPENSES++                                                      1.05%


*    Does not include any wire transfer fees, if applicable.

+    Other Expenses are based on estimated amounts for the current fiscal year.


++ The Fund's Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles) for Class S Shares from exceeding 1.05% for the period beginning July 9, 2008 and ending on November 30, 2009.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                 1 YEAR   3 YEARS
                 ------   -------
CLASS S SHARES    $107      $340

                                  PROSPECTUS 5


SHAREOWNER GUIDE - HOW TO INVEST IN THE HIGHMARK FUNDS

Before you invest, we encourage you to carefully read the Fund profile included in this prospectus and consider whether an investment in the Treasury Plus Money Market Fund is appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund share classes we offer is right for you.

CHOOSING A SHARE CLASS

HighMark Funds offers different classes of Fund Shares, which have different expenses and other characteristics. Only one class of Fund Shares, Class S Shares, is offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of HighMark's Class S Shares:

CLASS S SHARES

-    No sales charge.

-    Distribution (12b-1) fees of 0.55%.

- Available only to investors in Union Bank of California, N.A.'s Corporate Sweep service.

THE FUND ALSO OFFERS CLASS A AND FIDUCIARY SHARES, EACH OF WHICH HAS ITS OWN EXPENSE STRUCTURE. FIDUCIARY SHARES ARE AVAILABLE ONLY TO FINANCIAL INSTITUTIONS, FIDUCIARY CLIENTS OF UNION BANK OF CALIFORNIA, N.A., AND CERTAIN OTHER QUALIFIED INVESTORS. CLASS A SHARES ARE AVAILABLE TO NON-FIDUCIARY CLIENTS OF UNION BANK OF CALIFORNIA, N.A., WHO ARE NOT OTHERWISE ELIGIBLE FOR FIDUCIARY SHARES. CALL US AT 1-800-433-6884 FOR MORE DETAILS.

FEES FOR DISTRIBUTION OF SHARES

HighMark Funds has adopted a 12b-1 plan with respect to Class S Shares that allow the Fund to pay distribution and service fees. The maximum distribution and service fee for Class S Shares is as follows:

              PERCENTAGE OF AVERAGE
SHARE CLASS      DAILY NET ASSETS
-----------   ---------------------
Class S                0.55%

Because 12b-1 fees are paid on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PAYMENTS TO FINANCIAL FIRMS

Some or all of the distribution fees and servicing fees described above may be paid or "reallowed" to the broker, dealer, financial adviser or other financial intermediaries, including UnionBanc Investment Services LLC, TruSource and other affiliates of HighMark Capital Management, Inc., through which you purchase your Shares. In addition to the foregoing, your broker, dealer, financial adviser or other financial intermediaries may receive certain other payments and compensation described below. These arrangements may apply to any or all of your Shares, including but not limited to, Shares held through retirement plans. For purposes of the following, "financial firms" means brokers, dealers, financial advisers and other financial intermediaries.

MARKETING SUPPORT PAYMENTS. HighMark Capital Management, Inc. may also make payments from its own assets to financial firms that sell the HighMark Funds. The amounts of these payments may vary from time to time. Speak with your financial adviser to learn more about these payments.

PAYMENTS FOR DISTRIBUTION AND SHAREHOLDER SERVICES. In addition to the foregoing marketing support payments, HighMark Capital Management, Inc., directly or through an agent, also pays out of its own assets compensation to financial firms for the sale and distribution of the Shares of the Fund and/or for the servicing of Shares of the Fund. These payments made by HighMark Capital Management, Inc. may be made to supplement commissions paid to financial firms, and may take the form of (1) due diligence payments for a financial firm's examination of the Fund and payments for employee training and education relating to the Fund; (2) listing fees for the placement of the Fund on a financial firm's list of mutual funds available for purchase by its clients; (3) fees for providing the Fund with "shelf space" and/or a higher profile for a financial firm's financial consultants and their customers and/or placing the Fund on the financial firm's preferred or recommended list; (4) marketing support fees for providing assistance in promoting the sale of Shares; (5) payments in connection with attendance at sales meetings for the promotion of the sale of Shares; (6) payments for maintaining shareholder accounts on a financial firm's platform; and (7) payments for the sale of Shares and/or the maintenance of share balances.

Payments made by HighMark Capital Management, Inc. or its agents to a financial firm also may be used by the financial firm to pay for the travel expenses, meals, lodging and entertainment of the firm's salespersons and guests in connection with education, sales and promotional programs.

                                  6 PROSPECTUS


HIGHMARK FUNDS

These programs, which may be different for different financial firms, will not change the price an investor will pay for Shares or the amount that the Fund will receive for the sale of Shares.

A number of factors are considered in determining the amount of these additional payments, including each financial firm's HighMark Funds sales and total assets, and the financial firm's willingness to give HighMark Capital Management, Inc. or the Fund's distributor access to its financial advisers for educational purposes. At times, the financial firm might include the Fund on a "select" or "preferred" list. HighMark Capital Management's goals include educating the investment advisers about the Fund so that they can provide suitable information and advice to prospective investors and shareholders of the Fund.

Pursuant to the terms of an agreement between HighMark Capital Management, Inc. and HighMark Funds' distributor, HighMark Capital Management makes payments to the distributor for distribution services related to the Fund.

IF INVESTMENT ADVISERS, ADMINISTRATORS, DISTRIBUTORS OR AFFILIATES OF MUTUAL FUNDS PAY BONUSES AND INCENTIVES IN DIFFERING AMOUNTS, FINANCIAL FIRMS AND THEIR FINANCIAL CONSULTANTS MAY HAVE FINANCIAL INCENTIVES FOR RECOMMENDING A PARTICULAR MUTUAL FUND OVER OTHER MUTUAL FUNDS. IN ADDITION, DEPENDING ON THE ARRANGEMENTS IN PLACE AT ANY PARTICULAR TIME, A FINANCIAL FIRM AND ITS FINANCIAL CONSULTANTS MAY ALSO HAVE A FINANCIAL INCENTIVE FOR RECOMMENDING A PARTICULAR SHARE CLASS OVER OTHER SHARE CLASSES. Speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Fund, HighMark Capital Management, Inc. and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial adviser at the time of purchase. HighMark Capital Management, Inc. does not consider sales of Shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund. However, some broker-dealers that sell Shares of the Fund may receive commissions from the Fund in connection with the execution of the Fund's portfolio transactions.

BUYING AND SELLING SHARES

Class S Shares are designed to provide convenience through automatic investment of uninvested cash balances of those investors in Union Bank of California's Corporate Sweep service. If you participate in the sweep service, you may choose the Fund as your "primary fund" and uninvested cash balances in your account will be automatically invested in Class S Shares of your primary fund, according to the terms and conditions of your account agreement with Union Bank of California. Class S Shares of a primary fund also will be sold to cover any negative cash balance in your account, according to the terms and conditions of your account agreement.

Please contact Union Bank of California for more information.

WE RESERVE THE RIGHT TO REJECT A PURCHASE ORDER IF HIGHMARK FUNDS OR THE FUND'S ADVISER DETERMINES THAT IT IS NOT IN THE BEST INTEREST OF HIGHMARK FUNDS OR ITS SHAREHOLDERS.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you, which information may include your social security number or taxpayer identification number. This information will be verified to ensure the identity of all persons opening an account.

HighMark Funds is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, HighMark Funds is required to collect documents to fulfill its legal obligations. Documents provided in connection with your application will be used solely to establish and verify customer identity, and HighMark Funds shall have no obligation with respect to the terms of any such document.

Attempts to collect the missing information required on the application will be performed by contacting either you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of HighMark Funds (e.g., 72 hours), which may change from time to time, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined after receipt of your application in proper form.

However, HighMark Funds reserves the right to close your account at the then current day's price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of HighMark Funds (e.g., 96 hours), which may change from time to time. If HighMark Funds is unable to verify your identity, it reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. HighMark Funds reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund Shares and will be subject to corresponding tax implications.

                                  PROSPECTUS 7


TRANSACTION POLICIES

VALUATION OF SHARES. The Fund's net asset value per share of a class is calculated according to the following formula:

     (Total market value of the Fund's investments and other assets allocable to the class - the class's liabilities)
     / Total number of the Fund's Shares outstanding in the class
     = The class's net asset value per share


We determine the net asset value (NAV) of the Fund as of 11:00 a.m. Pacific time (2:00 p.m. Eastern time) every business day, based on the amortized cost of the Fund's assets. Amortized cost does not take into account unrealized capital gains or losses. We strive to keep each money market fund's NAV at a constant $1.00, but there is a remote possibility that you could lose money by investing in the Fund. If the amortized cost of the Fund's assets is not available, we value its securities by using a method that HighMark Fund's Board of Trustees believes accurately reflects fair value. HighMark Funds' Board of Trustees reviews and approves HighMark Funds' fair valuation procedures in advance of their use. In addition, HighMark Funds' Board of Trustees periodically reviews valuations to determine if any changes should be made to the fair valuation procedures. For further information about how we determine the value of the Fund's investments, see the Statement of Additional Information ("SAI").


BUY AND SELL PRICES. When you buy Shares of the Fund, the amount you pay per share is based on the net asset value per share of the applicable class of Shares next determined after we receive your order. When you sell Shares of the Fund, you receive proceeds based on the net asset value per share of the applicable class of Shares next determined after we receive your order.

EXECUTION OF ORDERS. You may buy and sell Shares of the Fund on any day when both the Federal Reserve Wire System and the New York Stock Exchange are open for business (hereafter referred to as a "business day"). The New York Stock Exchange is closed on weekends and holidays.

- PURCHASING SHARES BY MAIL: If you mail us a purchase order, we will execute it after we have received your payment. (Note: If your check does not clear, we will be forced to cancel your purchase and may hold you liable for any losses or fees incurred.)

- PURCHASING SHARES BY WIRE: If you place a purchase order by wire on any business day, we will execute it that day, provided that we have received your order before 11:00 a.m. PT (2:00 p.m. ET).

In addition, you must wire the money you wish to invest and it must be received by our Transfer Agent prior to 11:00 a.m. PT (2:00 p.m. ET). If we do not receive your order or the money you plan to wire by these deadlines, the trade will be canceled and you must resubmit the trade at the time the wire is sent.

- SELLING SHARES: To sell Shares on any one business day, you must place your redemption order before 11:00 a.m. PT (2:00 p.m. ET).

Otherwise, we will execute your order the following business day.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of HighMark Funds' overall obligation to deter money laundering under Federal law. HighMark Funds has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, HighMark Funds reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of HighMark Funds management, they are deemed to be in the best interest of the Fund or other series of HighMark Funds or in cases when HighMark Funds is requested or compelled to do so by governmental or law enforcement authorities.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

HighMark Funds' Board of Trustees has adopted policies and procedures designed to discourage frequent purchases and redemptions of Shares of the Fund or excessive or short-term trading that may disadvantage long-term Fund shareholders. These policies are described below.

RISKS ASSOCIATED WITH EXCESSIVE OR SHORT-TERM TRADING GENERALLY. While HighMark Funds will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a fund's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a fund's shares may force a fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. In addition, a fund may incur increased expenses if one or more shareholders engage in excessive or short-term trading. For example, a fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. Frequent trading can result in the realization of a

                                  8 PROSPECTUS


HIGHMARK FUNDS

higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently. Because short-term capital gains are distributed as ordinary income, this would generally increase a shareholder's tax liability unless the shares are held through a tax-deferred or exempt vehicle. Similarly, a fund may bear increased administrative costs due to asset level and investment volatility that accompanies patterns of short-term trading activity. All of these factors may adversely affect a fund's performance.

A fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its NAV, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price (referred to as "time zone arbitrage"). A fund has procedures, referred to as fair value pricing, designed to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a fund calculates its NAV. While there is no assurance, a fund expects that the use of fair value pricing, in addition to the short-term trading policies discussed below, will reduce a shareholder's ability to engage in time zone arbitrage to the detriment of the other shareholders of a fund.

A shareholder engaging in a short-term trading strategy may also target a fund that does not invest primarily in foreign securities. Any fund that invests in securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage"). Funds that may be adversely affected by price arbitrage include, in particular, those funds that significantly invest in small cap securities, technology and other specific industry sector securities, and in certain fixed-income securities.

RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS. Purchases and exchanges should be made primarily for investment purposes. The Fund and/or its principal underwriter reserves the right to refuse any purchase or exchange order at any time or to suspend redemptions with respect to any shareholder, including transactions representing excessive trading and transactions accepted by any shareholder's financial adviser. In addition, the Fund's adviser will use its best efforts to detect short-term trading activity in the Fund's Shares and reject any purchase, redemption or exchange if, in its judgment, the transaction would adversely affect the Fund or its shareholders. The adviser, however, will not always be able to detect or prevent market timing activity or other trading activity that may disadvantage the Fund. For example, the ability to monitor trades that are placed by omnibus or other nominee accounts is limited when the broker, retirement plan administrator or fee-based program sponsor maintains the record of the Fund's underlying beneficial owners. In the event that the Fund or its agents reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed.

DISCLOSURE OF PORTFOLIO HOLDINGS

HighMark Capital Management, Inc., the Fund's adviser, has established a policy with respect to the disclosure of the Fund's portfolio holdings. A description of this policy is provided in the SAI. In addition, the Fund's complete monthly portfolio holdings are generally available to you 30 days after the end of the period on the HighMark Funds website by clicking on "Our Funds," selecting the Fund and clicking on "Composition."

Note that the Fund or its adviser may suspend the posting of this information or modify the elements of this web posting policy without notice to shareholders. Once posted, the above information will remain available on the Web site until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

DIVIDENDS

We declare the Fund's net income at the close of each business day and pay any dividends to shareholders monthly.

We will automatically reinvest any income and capital gains distributions you are entitled to in additional Shares of the Fund, unless you notify our Transfer Agent that you want to receive your distributions in cash. To do so, send a letter with your request, including your name and account number, to:

HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416

Your request will become effective for distributions having record dates after our Transfer Agent receives your request. Note that the IRS treats dividends paid in additional Fund Shares the same as it treats dividends paid in cash.

TAXES

Your mutual fund investments may have a considerable impact on your tax situation. We have summarized some of the main U.S. federal tax considerations generally applicable to investments in the Fund. Note, however, that the following is general information and your investment in the Fund may

                                  PROSPECTUS 9


have other tax implications. The information below will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan.

IMPORTANT NOTE: IF YOU HAVE NOT DONE SO ALREADY, BE SURE TO PROVIDE US WITH YOUR CORRECT TAXPAYER IDENTIFICATION NUMBER OR CERTIFY THAT IT IS CORRECT. UNLESS WE HAVE THAT INFORMATION, WE MUST, BY LAW, WITHHOLD A PORTION OF THE TAXABLE DISTRIBUTIONS YOU WOULD OTHERWISE BE ENTITLED TO RECEIVE FROM YOUR FUND INVESTMENTS AS WELL AS A PORTION OF ANY PROCEEDS YOU WOULD NORMALLY RECEIVE FROM SELLING FUND SHARES.

END-OF-YEAR TAX STATEMENTS


We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation, including possible foreign, state and local taxes. You can find more information about the potential tax consequences of mutual fund investing in the SAI.


TAXATION OF SHAREHOLDER TRANSACTIONS

An exchange of a HighMark Fund's shares for shares of another HighMark Fund will be treated as a sale of the HighMark Fund's shares and, as with all sales and redemptions of HighMark Fund shares, any gain on the transaction (although unlikely in a Money Market Fund) will be subject to tax.

TAXES ON FUND DISTRIBUTIONS

- FEDERAL TAXES: The Fund expects to distribute substantially all of its income and gains annually. For federal income tax purposes, distributions of investment income that you receive from the Fund are generally taxable as ordinary income. Distributions of gains from the sale of investments that the Fund owned for one year or less also will be taxable as ordinary income (regardless of how long you've owned Shares in the Fund).

- STATE AND LOCAL TAXES: In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains you receive from the Fund.

- TAXATION OF LONG-TERM CAPITAL GAINS: Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains (regardless of how long you've owned Shares in the Fund). Long-term capital gain rates have been temporarily reduced -- in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets for taxable years beginning before January 1, 2011. Some states also tax long-term capital gain distributions at a special rate.

- "BUYING A DIVIDEND": You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it and thus were likely included in the price you paid.

- REINVESTMENT: The Fund's distributions are taxable, whether received in cash or reinvested in additional Shares of the Fund.

SPECIAL CONSIDERATIONS FOR NON-U.S. SHAREHOLDERS: Special withholding and filing rules apply to foreign shareholders. Please consult the SAI and your tax adviser for additional information.

THE TAX CONSIDERATIONS DESCRIBED ABOVE MAY OR MAY NOT APPLY TO YOU. SEE THE SAI FOR FURTHER DETAILS. PLEASE CONSULT YOUR TAX ADVISER TO HELP DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR INVESTMENTS AND TAX SITUATION.

MORE ABOUT THE HIGHMARK FUNDS

INVESTMENT MANAGEMENT

INVESTMENT ADVISER

HighMark Capital Management, Inc. serves as investment adviser of the HighMark Funds and manages their investment portfolios on a day-to-day basis under the supervision of the HighMark Funds' Board of Trustees. HighMark Capital Management also serves as the administrator of the HighMark Funds.


HighMark Capital Management is a subsidiary of Union Bank of California, N.A., which is a subsidiary of UnionBanCal Corporation. UnionBanCal Corporation is a publicly held corporation, which is principally held by The Bank of Tokyo-Mitsubishi UFJ, Ltd (BTMU). BTMU is in turn a wholly owned subsidiary of Mitsubishi UFJ Financial Group, Inc. As of March 31, 2008, UnionBanCal Corporation and its subsidiaries had approximately $57.9 billion in consolidated assets. As of the same date, HighMark Capital Management had approximately $21.4 billion in assets under management. HighMark Capital Management (and its predecessors) has been providing investment management services to individuals, institutions and large corporations since 1919.


For its advisory services to the Treasury Plus Money Market Fund, HighMark Capital Management is entitled to receive management fees at an annual rate of 0.30% of the Fund's average daily net assets.

A discussion regarding the basis for HighMark Funds' Board of Trustees approving the advisory agreement between HighMark Capital Management, Inc. and HighMark Funds will be available in HighMark Funds' Annual Report to shareholders for the fiscal year ending July 31, 2008.

                                10 PROSPECTUS


HIGHMARK FUNDS

FINANCIAL HIGHLIGHTS

Financial information for the Fund is not presented because Shares of the Fund were not offered prior to the date of this prospectus.

OTHER INVESTMENT MATTERS

The Fund is not a complete investment program. The investment objectives or goals of the Fund and the investment policies of the Fund can be changed without shareholder approval, except for the policies that are identified as "fundamental" in the SAI.

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Fund uses, as well as the main risks they pose. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the SAI for more details about the securities in which the Fund may invest.


INSTRUMENT                                                                         RISK TYPE
--------------------------------------------------------------------------------   ----------------
ILLIQUID SECURITIES: Securities that ordinarily cannot be sold within seven        Liquidity
business days at the value a fund has estimated for them. The Fund may invest up to 10% of its net assets in illiquid securities.

REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous             Market
commitment to return the security to the seller at an agreed upon price on an      Leverage
agreed upon date. This is treated as a loan by a fund.                             Counterparty

RESTRICTED SECURITIES: Securities not registered under the Securities Act of       Liquidity
1933, such as privately placed commercial paper and Rule 144A securities.          Market

REVERSE REPURCHASE AGREEMENTS: The sale of a security and the simultaneous         Market Leverage
commitment to buy the security back at an agreed upon price on an agreed upon      Counterparty
date. This is treated as a borrowing by a fund and may have a leveraging effect.

SECURITIES LENDING: The lending of up to 33 1/3% of a fund's total assets. In      Market Leverage
return a fund will receive cash, other securities and/or letters of credit.        Liquidity Credit


U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, separately traded registered       Market
interest and principal securities, and coupons under bank entry safekeeping.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS: A purchase of, or contract to      Market Leverage
purchase, securities at a fixed price for delivery at a future date.               Liquidity Credit

ZERO-COUPON DEBT OBLIGATIONS: Bonds and other types of debt that pay no            Credit
interest, but are issued at a discount from their value at maturity. When held     Market
to maturity, their entire return equals the difference between their issue price   Zero Coupon
and their maturity value.

                                  PROSPECTUS 11


GLOSSARY OF INVESTMENT RISKS

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What Are the Main Risks of Investing in This Fund?" in the Fund's profile. Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain types of investments are more susceptible to these risks than others.


COUNTERPARTY RISK: The risk that the counterparty to a repurchase agreement or reverse repurchase agreement may not fulfill its obligations under the repurchase agreement or reverse repurchase agreement. A fund's income and the value of a fund's investments could decline as a result.


CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.


INTEREST-RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. This risk should be modest for shorter-term securities and high for longer-term securities. Interest-rate risk also involves the risk that falling interest rates will cause a fund's income, and thus its total return, to decline. This risk is generally greater for shorter-term securities and lower for longer-term securities.


LEVERAGE RISK. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often created by investing in derivatives, but may be inherent in other types of securities as well.


LIQUIDITY RISK. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a fund.


MARKET RISK. The risk that a security's market value may decline, especially if it occurs rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

ZERO COUPON RISK. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

                                 12 PROSPECTUS


HIGHMARK FUNDS

NOTES

HIGHMARK FUNDS SERVICE PROVIDERS:

INVESTMENT ADVISER & ADMINISTRATOR

HIGHMARK CAPITAL MANAGEMENT, INC.
350 California Street
San Francisco, CA 94104

CUSTODIAN

UNION BANK OF CALIFORNIA, N.A.
350 California Street
San Francisco, CA 94104

DISTRIBUTOR

PFPC DISTRIBUTORS, INC.
760 Moore Road
King of Prussia, PA 19406

LEGAL COUNSEL

ROPES & GRAY LLP
One Embarcadero Center, Suite 2200
San Francisco, CA 94111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


DELOITTE & TOUCHE LLP
750 College Road East
Princeton, NJ 08540


TRANSFER AGENT

STATE STREET BANK AND TRUST COMPANY
PO Box 8416
Boston, MA 02266

HOW TO OBTAIN MORE INFORMATION:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

More detailed information about the HighMark Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

To obtain the SAI free of charge, or for more information:

BY TELEPHONE: call 1-800-433-6884

BY MAIL: write to us at
         HighMark Funds
         c/o PFPC Inc.
         760 Moore Road
         King of Prussia, PA 19406

BY INTERNET: www.highmarkfunds.com

FROM THE SEC: You can also obtain the SAI and other information about the HighMark Funds from the SEC Website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov or by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102.

HighMark Funds' Investment Company Act registration number is 811-05059.

                                    (GRAPHIC)

(HIGHMARK(R) FUNDS LOGO)
HIGHMARK(R) FUNDS

445 South Figueroa Street - Suite 306 - Los Angeles - California - 90071


WWW.HIGHMARKFUNDS.COM                                            HMK-PS-029-0100
                                                                 84842-S

                                 HIGHMARK FUNDS


                       STATEMENT OF ADDITIONAL INFORMATION


                                  JULY 9, 2008



     This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus of HighMark Fundamental Equity Fund (Retail Shares), the Prospectus of HighMark Fundamental Equity Fund (Fiduciary Shares), the Prospectus of HighMark Treasury Plus Money Market Fund (Retail Shares), the Prospectus of HighMark Treasury Plus Money Market Fund (Fiduciary Shares) and the Prospectus of HighMark Treasury Plus Money Market Fund (Class S Shares), each dated July 9, 2008 (collectively, the "Prospectuses") and any of their supplements. This Statement of Additional Information is incorporated in its entirety into the Prospectuses. Copies of the Prospectuses may be obtained by writing HighMark Funds, c/o PFPC Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406, or by telephoning toll free 1-800-433-6884. Capitalized terms used but not defined in this Statement of Additional Information have the same meanings as set forth in the Prospectuses.

                                TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----
HIGHMARK FUNDS...........................................................     2
ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS..........................     3
INVESTMENT RESTRICTIONS..................................................    25
PORTFOLIO TURNOVER.......................................................    28
DISCLOSURE OF PORTFOLIO HOLDINGS.........................................    28
VALUATION................................................................    30
   Valuation of the Treasury Plus Money Market Fund......................    30
   Valuation of the Fundamental Equity Fund..............................    31
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...........................    32
   Purchases Through Financial Institutions..............................    33
   Redemption by Checkwriting............................................    34
   Sales Charges.........................................................    34
   Amount of Purchase....................................................    35
   Amount Invested.......................................................    35
   Offering Price........................................................    35
   Sales Charge Reductions and Waivers...................................    35
   Additional Federal Tax Information....................................    37
MANAGEMENT OF HIGHMARK FUNDS.............................................    48
   Trustees and Officers.................................................    48
   Codes of Ethics.......................................................    55
   Investment Adviser....................................................    55
   Portfolio Managers....................................................    56
   Portfolio Transactions................................................    59
   Administrator and Sub-Administrator...................................    60
   Glass-Steagall Act....................................................    63
   Shareholder Services Plans............................................    63
   Expenses..............................................................    64
   Distributor...........................................................    65
   Transfer Agent and Custodian Services.................................    67
   Independent Registered Public Accounting Firm.........................    68
   Legal Counsel.........................................................    68
ADDITIONAL INFORMATION...................................................    68
   Proxy Voting Policies and Procedures..................................    68
   Description of Shares.................................................    69
   Shareholder and Trustee Liability.....................................    70
   Share Ownership.......................................................    71
   Miscellaneous.........................................................    71
APPENDIX A...............................................................    73
APPENDIX B...............................................................    78

                       STATEMENT OF ADDITIONAL INFORMATION
                                 HIGHMARK FUNDS

     HighMark Funds is an open-end management investment company. HighMark Funds was organized as a Massachusetts business trust on March 10, 1987 and presently consists of twenty-four series of units of beneficial interest. This Statement of Additional Information pertains to two of the series of HighMark Funds, HighMark Fundamental Equity Fund and HighMark Treasury Plus Money Market Fund (each a "Fund" and collectively the "Funds"). Each of the Funds is a diversified investment company.

     As described in the Prospectuses, the Funds have been divided into as many as four classes of shares (designated Class A and Class C Shares (collectively "Retail Shares"), Class S Shares and Fiduciary Shares) for purposes of HighMark Funds' Distribution Plans and Shareholder Services Plans, which Distribution Plans apply only to the Funds' Retail Shares and Class S Shares. Retail Shares, Class S Shares and Fiduciary Shares are sometimes referred to collectively as "Shares." Holders of Shares are sometimes referred to in this Statement of Additional Information collectively as "shareholders."

     Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectuses for the respective Funds. No investment in Shares of a Fund should be made without first reading that Fund's Prospectus for such Shares.

     As of the date of this Statement of Additional Information, neither of the Funds has commenced operations.

                 ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

     The following investment strategies supplement the investment objectives and policies of each Fund as set forth in the respective Prospectus for that Fund.

     1. EQUITY SECURITIES. Equity Securities include common stocks, preferred stocks, convertible securities and warrants. Common stocks, which represent an ownership interest in a company, are probably the most recognized type of equity security. Equity securities have historically outperformed most other securities, although their prices can be volatile in the short term. Market conditions, political, economic and even company-specific news can cause significant changes in the price of a stock. Smaller companies (as measured by market capitalization), sometimes called small-cap companies or small-cap stocks or, for even smaller companies, microcap companies or microcap stocks, may be especially sensitive to these factors. To the extent a Fund invests in equity securities, that Fund's Shares will fluctuate in value, and thus equity securities may be more suitable for long-term investors who can bear the risk of short-term fluctuations. Changes in interest rates may also affect the value of equity securities in market sectors that are considered interest rate sensitive, such as the finance sector.

     2. INITIAL PUBLIC OFFERINGS. The Fundamental Equity Fund may invest in initial public offerings ("IPOs"), including secondary offerings of newly public companies. Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned public companies. Many IPOs are smaller firms with less experienced management, limited product lines, undeveloped markets and limited financial resources. They may also be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. In addition, the risks associated with investing in companies in the early stages of product development are greater than those associated with more established companies because the concepts involved are generally unproven, the companies have little or no track record, and they are more vulnerable to competition, technological advances and changes in market and economic conditions. For foreign IPOs, the risks may be more significant when combined with the risks of investing in developed and emerging markets.

     3. DEBT SECURITIES. To the extent consistent with their investment objectives and policies, the Funds may invest in investment grade debt securities within the four highest rating categories assigned by a nationally recognized statistical rating organization ("NRSRO") and comparable unrated securities as well as high yield debt securities. Securities rated BBB by S&P or Baa by Moody's are considered investment grade, but are deemed by these rating services to have some speculative characteristics, and adverse economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade bonds.


     Depending upon prevailing market conditions, a Fund may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value, the yield will be lower than the coupon rate. In making investment decisions, HighMark Capital Management, Inc. (the "Adviser") will consider many factors other than current yield, including the preservation of capital, the potential for realizing capital appreciation, maturity, and yield to maturity.

     4. CONVERTIBLE SECURITIES. Consistent with its objective, policies and restrictions, the Fundamental Equity Fund may invest in convertible securities. Convertible securities include corporate bonds, notes or preferred stocks that can be converted into common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Convertible Bonds are bonds convertible into a set number of shares of another form of security (usually common stock) at a prestated price. Convertible bonds have characteristics similar to both fixed-income and equity securities. Preferred stock is a class of capital stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Convertible preferred stock is preferred stock exchangeable for a given number of common stock shares, and has characteristics similar to both fixed-income and equity securities.

     Because convertible securities can be converted into common stock, their values will normally vary in some proportion with those of the underlying common stock. Convertible securities usually provide a higher yield than the underlying common stock, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying common stock. The value of convertible securities that pay dividends or interest, like the value of all fixed-income securities, generally fluctuates inversely with changes in interest rates.

     Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities for which they are exercisable, but only the right to buy such securities at a particular price.

     The Fund will not purchase any convertible debt security or convertible preferred stock unless it has been rated as investment grade at the time of acquisition by an NRSRO or is not rated but is determined to be of comparable quality by the Adviser.

     5. ASSET-BACKED SECURITIES (NON-MORTGAGE). Consistent with its investment objectives, policies and restrictions, the Fundamental Equity Fund may invest in asset-backed securities. Asset-backed securities are instruments secured by company receivables, truck and auto loans, leases, and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

     The purchase of non-mortgage asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. Like mortgages underlying mortgage-backed securities, underlying automobile sales contracts or credit card receivables are subject to substantial prepayment risk, which may reduce the overall return to certificate holders. Nevertheless, principal prepayment rates tend not to vary as much in response to changes in interest rates and the short-term nature of the underlying car loans or other receivables tend to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with their investment objectives and policies, the Funds may invest in other asset-backed securities that may be developed in the future.

     6. BANK INSTRUMENTS. Consistent with its investment objective, policies, and restrictions, the Fundamental Equity Fund may invest in bankers' acceptances, certificates of deposit, and time deposits.

     Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise that are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in bankers' acceptances will be limited to those guaranteed by domestic and foreign banks having, at the time of investment, total assets of $1 billion or more (as of the date of the institution's most recently published financial statements).

     Certificates of deposit and time deposits represent funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

     Investments in certificates of deposit and time deposits may include Eurodollar Certificates of Deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits ("ETDs"), which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits ("CTDs"), which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian banks. All investments in certificates of deposit and time deposits will be limited to those (a) of domestic and foreign banks and savings and loan associations which, at the time of investment, have total assets of $1 billion or more (as of the date of the institution's most recently published financial statements) or (b) the principal amount of which is insured by the Federal Deposit Insurance Corporation.

     7. COMMERCIAL PAPER AND VARIABLE AMOUNT MASTER DEMAND NOTES. Consistent with its investment objective, policies, and restrictions, the Fundamental Equity Fund may invest in commercial paper (including Section 4(2) commercial paper) and variable amount master demand notes. Commercial paper consists of unsecured promissory notes issued by corporations normally having maturities of 270 days or less. These investments may include Canadian Commercial Paper, which is U.S. dollar denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

     Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between the Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Fund may demand payment of principal and accrued interest at any time. A variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of its interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.


     8. LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, each Fund may lend its portfolio securities to broker-dealers, banks or other institutions. During the time portfolio securities are on loan from a Fund, the borrower will pay the Fund any dividends or interest paid on the securities. In addition, loans will be subject to termination by the Fund or the borrower at any time. While the lending of securities may subject a Fund to certain risks, such as delays or an inability to regain the securities in the event the borrower were to default on its lending agreement or enter into bankruptcy, a Fund will receive at least 100% collateral in the form of cash or U.S. Government securities. This collateral will be valued daily by the lending agent with oversight by the Adviser, or by the Adviser, and, should the market value of the loaned securities increase, the borrower will be required to furnish additional collateral to the Fund. A Fund may lend portfolio securities in an amount representing up to 33 1/3% of the value of the Fund's total assets.


     9. REPURCHASE AGREEMENTS. Securities held by each Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund will deal with financial institutions such as member banks of the Federal Deposit Insurance Corporation having, at the time of investment, total assets of $100 million or more and with registered broker-dealers that the Adviser deems creditworthy under guidelines approved by HighMark Funds' Board of Trustees. Under a repurchase agreement, the seller agrees to repurchase the securities at a mutually agreed-upon date and price, and the repurchase price will generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than 100% of the repurchase price (including accrued interest) and the Custodian, with oversight by the Adviser, will monitor the collateral's value daily and initiate calls to request that collateral be restored to appropriate levels. In addition, securities subject to repurchase agreements will be held in a segregated custodial account.

     If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that either the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement or the Fund's disposition of the underlying securities was delayed pending court action. Additionally, although there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by the seller or its receiver or trustee in bankruptcy, to retain the underlying securities, HighMark Funds' Board of Trustees believes that, under the regular procedures normally in effect for custody of a Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Fund if presented with the question. Securities subject to repurchase agreements will be held by HighMark Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the Investment Company Act of 1940, as amended (the "1940 Act").

     10. REVERSE REPURCHASE AGREEMENTS. Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements, provided such action is consistent with the Fund's investment objective, fundamental investment restrictions and non-fundamental policies. Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities to financial institutions such as banks or to broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. The Fundamental Equity Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high-quality debt securities consistent with the Fund's investment objective having a value equal to 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that an equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.


     11. U.S. GOVERNMENT OBLIGATIONS. Each Fund may, consistent with its investment objective, policies, and restrictions, invest in obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

     U.S. Government Securities generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. Government Securities are generally lower than the yields available from otherwise comparable corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. Government Securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will in many cases not affect interest income on existing portfolio securities, but will be reflected in the applicable Fund's net asset value. Because the magnitude of these fluctuations will generally be greater at times when a Fund's average maturity is longer, under certain market conditions the Fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer-term securities.

     12. ADJUSTABLE RATE NOTES. Consistent with its investment objective, policies, and restrictions, the Fundamental Equity Fund may invest in "adjustable rate notes," which include variable rate notes and floating rate notes. A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and that, upon such readjustment, can reasonably be expected to have a market value that approximates its amortized cost; the degree to which a variable rate note's market value approximates its amortized cost subsequent to readjustment will depend on the frequency of the readjustment of the note's interest rate and the length of time that must elapse before the next readjustment. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and that, at any time, can reasonably be expected to have a market value that approximates its amortized cost. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by the Fund, the Fund may seek to resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security. Such security will be subject to the Fund's non-fundamental 15% limitation governing investments in "illiquid" securities, unless such notes are subject to a demand feature that will permit the Fund to receive payment of the principal within seven days of the Fund's demand. See "INVESTMENT RESTRICTIONS" below.

     As used above, a note is "subject to a demand feature" where the Fund is entitled to receive the principal amount of the note either at any time on not more than thirty days' notice or at specified intervals, not exceeding 397 days and upon not more than thirty days' notice.

     13. SHARES OF MUTUAL FUNDS. Each Fund may invest in the securities of other investment companies (including exchange traded funds) to the extent permitted by the 1940 Act, the rules thereunder or pursuant to an exemption therefrom.

     Exchange-traded funds ("ETFs") are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts ("UITs"). ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. An "index-based ETF" seeks to track the performance of an index holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.

     14. WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. Each Fund may enter into forward commitments or purchase securities on a "when-issued" basis, which means that the securities will be purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve the risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. A Fund will generally not pay for such securities and no interest accrues on the securities until they are received by the Fund. These securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Therefore, the purchase of securities on a "when-issued" basis may increase the risk of fluctuations in a Fund's net asset value.

     When a Fund agrees to purchase securities on a "when-issued" basis or enter into forward commitments, HighMark Funds' custodian will be instructed to set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. The Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment.

     The Funds expect that commitments to enter into forward commitments or purchase "when-issued" securities will not exceed 25% of the value of their respective total assets under normal market conditions; in the event any Fund exceeded this 25% threshold, the Fund's liquidity and the Adviser's ability to manage it might be adversely affected. In addition, the Funds do not intend to purchase "when-issued" securities or enter into forward commitments for speculative or leveraging purposes but only in furtherance of such Fund's investment objective.

     15. ZERO-COUPON SECURITIES. Consistent with its objectives, a Fund may invest in zero-coupon securities, which are debt securities that do not pay interest, but instead are issued at a deep discount from par. The value of the security increases over time to reflect the interest accrued. The value of these securities may fluctuate more than similar securities that are issued at par and pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest on these securities is reported as income to the Fund and distributed to its shareholders. These distributions must be made from the Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income ultimately may be reduced as a result. The amount included in income is determined under a constant interest rate method. In addition, if an obligation is purchased subsequent to its original issue, a holder may elect to include market discount in income currently on a ratable accrual method or a constant interest rate method. Market discount is the difference between the obligation's "adjusted issue price" (the original issue price plus original issue discount accrued to date) and the holder's purchase price. If no such election is made, gain on the disposition of a market discount obligation is treated as ordinary income (rather than capital gain) to the extent it does not exceed the accrued market discount.

     16. OPTIONS (PUTS AND CALLS) ON SECURITIES. The Fundamental Equity Fund may buy options (puts and calls), and write call options on a covered basis. Under a call option, the purchaser of the option has the right to purchase, and the writer (the Fund) the obligation to sell, the underlying security at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to purchase, the underlying security at the exercise price during the option period.

     There are risks associated with such investments, including the following:
(1) the success of a hedging strategy may depend on the ability of the Adviser to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of securities held by the Fund and the price of options; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

     17. COVERED CALL WRITING. The Fundamental Equity Fund may write covered call options from time to time on such portion of its assets, without limit, as the Adviser determines is appropriate in seeking to obtain its investment objective. The Fund will not engage in option writing strategies for speculative purposes. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, has the obligation to sell the underlying security at the exercise price during the option period. The advantage to the Fund of writing covered calls is that the Fund receives a premium which is additional income. However, if the value of the security rises, the Fund may not fully participate in the market appreciation.

     During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold, which requires the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction is one in which the Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

     Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction, depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

     If a call option expires unexercised, the Fund will realize a short term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

     The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

     The Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period or will own the right to acquire the underlying security at a price equal to or below the option's strike price. Unless a closing purchase transaction is effected the Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

     18. PURCHASING CALL OPTIONS. The Fundamental Equity Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option. The Fund may sell, exercise or close out positions as the Adviser deems appropriate.

     19. PURCHASING PUT OPTIONS. The Fundamental Equity Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

     20. OPTIONS IN STOCK INDICES. The Fundamental Equity Fund may engage in options on stock indices. A stock index assigns relative values to the common stock included in the index with the index fluctuating with changes in the market values of the underlying common stock.

     Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return of the premium received, to make delivery of this amount. Gain or loss to the Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities. As with stock options, the Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

     A stock index fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100. Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following exchanges among others: The Chicago Board Options Exchange, New York Stock Exchange, American Stock Exchange and London Stock Exchange.

     The Fund's ability to hedge effectively all or a portion of its securities through transactions in options on stock indices depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's portfolio securities. Since a Fund's portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently, a Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities which would result in a loss on both such securities and the hedging instrument.

     The Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

     The Fund will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The aggregate premium paid on all options on stock indices will not exceed 20% of the Fund's total assets.

     21. RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of options strategies depends on the ability of the Adviser to forecast interest rate and market movements correctly.

     When it purchases an option, a Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

     The effective use of options also depends on a Fund's ability to terminate option positions at times when the Adviser deems it desirable to do so. Although a Fund will take an option position only if the Adviser believes there is liquid secondary market for the option, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

     If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events such as volume in excess of trading or clearing capability, were to interrupt normal market operations. A marketplace may at times find it necessary to impose restrictions on particular types of options transactions, which may limit a Fund's ability to realize its profits or limit its losses.

     Disruptions in the markets for securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation (OCC) or other options markets, such as the London Options Clearing House, may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by a Fund has expired, the Fund could lose the entire value of its option.

     22. FUTURES CONTRACTS AND RELATED OPTIONS. The Fundamental Equity Fund may invest in futures and related options based on any type of security or index traded on U.S. or foreign exchanges, or over the counter as long as the underlying security or the securities represented by the future or index are permitted investments of the Fund. Futures and options can be combined with each other in order to adjust the risk and return parameters of the Fund. The Fund may enter into futures contracts, typically related to capital market indices or specific financial securities.

     A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. Purchasing a futures contract creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. In certain cases, financial futures are settled in cash and therefore do not settle in delivery of the actual underlying commodity. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. Futures contracts are traded in the United States only on the commodity exchange or boards of trade, known as "contract markets," approved for such trading by the Commodity Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures traded on non-U.S. exchanges are governed by similar local agencies and approved for use by the CFTC for U.S. investors.

     Although futures contracts call for actual delivery or acceptance of a commodity or security, financial contracts are usually settled in cash or closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

     Settlement of a futures contract does not require exchange of funds based on a price paid or received upon purchase or sale, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, U.S. Government securities or other acceptable securities as specified by the specific futures contract. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

     Subsequent payments, called "variation margin," are made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market." Gains and losses on futures contracts are therefore recognized on a daily basis.

     The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate an exposure or hedge position held by the Fund. Such closing transactions involve additional commission costs.

     In addition, to the extent consistent with their investment objectives and policies, the Fund may invest in currency futures contracts. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Futures contracts are designed by and traded on exchanges. The Fund would enter into futures contracts solely for hedging or other appropriate risk management purposes as defined in the controlling regulations.

     At the maturity of a futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

     Positions in the futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Fund intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin, as described below.

     The Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into forward currency contracts to protect against uncertainty in the level of future exchange rates between particular currencies or between foreign currencies in which the Fund's securities are or may be denominated. Under normal circumstances, consideration of the prospect for changes in currency exchange rates will be incorporated into the Fund's investment strategy.

     When the Adviser believes that the currency of a particular country may suffer a significant decline against another currency, the Fund may enter into a currency contract to sell, for the appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. The Fund may realize a gain or loss from currency transactions.

     The Fund will claim an exclusion from the definition of "commodity pool operator" under the Commodity Exchange Act and, therefore, will not be subject to registration or regulation as a pool operator under that Act

     23. OPTIONS ON SECURITIES' FUTURES CONTRACTS. The Fundamental Equity Fund will enter into written options on securities' futures contracts only when in compliance with the SEC's requirements, cash or equivalents equal in value to the securities' value (less any applicable margin deposits) have been deposited in a segregated account of the Fund's custodian. The Fund may purchase and write call and put options on the futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

     As with options on securities, the holder or writer of an option may terminate his or her position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

     The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

     Aggregate initial margin deposits for futures contracts (including futures contracts on securities, indices and currency) and premiums paid for related options may not exceed 5% of the Fund's total assets.

     24. RISK OF TRANSACTIONS IN SECURITIES' FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of securities' futures contracts by the Fundamental Equity Fund is subject to the ability of the Adviser to predict correctly movements in the direction of interest rates and other factors affecting securities markets.

     Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the price of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

     There is no assurance that higher than anticipated trading activity or other unforeseen events will not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

     To reduce or eliminate a hedge position held by the Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

     25. INDEX FUTURES CONTRACTS. The Fundamental Equity Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective, and may purchase and sell options on such index futures contracts. The Fund will not enter into any index futures contract for the purpose of speculation, and will only enter into contracts traded on securities exchanges with standardized maturity dates.

     An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contracts and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract. No price is paid upon entering into index futures contracts. When the Fund purchases or sells an index futures contract, it is required to make an initial margin deposit in the name of the futures broker and to make variation margin deposits as the value of the contract fluctuates, similar to the deposits made with respect to futures contracts on securities. Positions in index futures contracts may be closed only on an exchange or board of trade providing a secondary market for such index futures contracts. The value of the contract usually will vary in direct proportion to the total face value.

     The Fund's ability to effectively utilize index futures contracts depends on several factors. First, it is possible that there will not be a perfect price correlation between the index futures contracts and their underlying index. Second, it is possible that a lack of liquidity for index futures contracts could exist in the secondary market, resulting in the Fund's inability to close a futures position prior to its maturity date. Third, the purchase of an index futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. In order to avoid leveraging and related risks, when the Fund purchases an index futures contract, it will collateralize its position by depositing an amount of equity securities, cash or cash equivalents, equal to the market value of the index futures positions held, less margin deposits, in a segregated account with the Fund's custodian. Collateral equal to the current market value of the index futures position will be maintained only on a daily basis.

     The extent to which the Fund may enter into transactions involving index futures contracts may be limited by the Code's requirements for qualification as a regulated investment company and the Fund's intention to qualify as such.

     26. OPTIONS ON INDEX FUTURES CONTRACTS. Options on index futures contracts are similar to options on securities except that options on index futures contracts gives the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium.

     27. GENERAL CHARACTERISTICS OF CURRENCY FUTURES CONTRACTS. When the Fundamental Equity Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash or U.S. Treasury bills up to 5% of the amount of the futures contract. This amount is known as "initial margin." The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions.

     Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the Fund upon termination of the contract, assuming the Fund satisfies its contractual obligation.

     Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market." These payments are called "variation margin," and are made as the value of the underlying futures contract fluctuates. For example, when the Fundamental Equity Fund sells a futures contract and the price of the underlying currency rises above the delivery price, the Fund's position declines in value. The Fund then pays a broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract. Conversely, if the price of the underlying currency falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract.

     When the Fundamental Equity Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or gain. Such closing transactions involve additional commission costs.

     28. FOREIGN INVESTMENT. The Fundamental Equity Fund may invest in obligations of securities of foreign issuers. Permissible investments may consist of obligations of foreign branches of U.S. banks and foreign or domestic branches of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposits, and investments in Canadian Commercial Paper, foreign securities and Europaper. In addition, the Fund may invest in American Depositary Receipts. The Fund may also invest in securities issued or guaranteed by foreign corporations or foreign governments, their political subdivisions, agencies or instrumentalities and obligations of supranational entities such as the World Bank and the Asian Development Bank. Any investments in these securities will be in accordance with the Fund's investment objective and policies, and are subject to special risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. To the extent that the Fund may invest in securities of foreign issuers that are not traded on any exchange, there is a further risk that these securities may not be readily marketable. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

     29. FOREIGN CURRENCY TRANSACTIONS. To the extent consistent with its investment objectives and strategies, the Fundamental Equity Fund may engage in foreign currency exchange transactions to protect against uncertainty in the level of future exchange rates. The Fund may engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging"), and to protect the value of specific portfolio positions ("position hedging"). The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency, and may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase or sell foreign currency futures contracts ("futures contracts"). The Fund may also purchase domestic and foreign exchange-listed and over-the-counter call and put options on foreign currencies and futures contracts. Hedging transactions involve costs and may result in losses, and the Fund's ability to engage in hedging and related options transactions may be limited by tax considerations.

     30. TRANSACTION HEDGING. When it engages in transaction hedging, the Fundamental Equity Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund, generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, the Fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

     For transaction hedging purposes the Fund may also purchase exchange-listed call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

     31. POSITION HEDGING. When it engages in position hedging, the Fundamental Equity Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Adviser expects to purchase, when the Fund holds cash or short-term investments). In connection with the position hedging, the Fund may purchase or sell foreign currency forward contracts or foreign currency on a spot basis.

     The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

     It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward contract or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

     Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or expects to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

     At the discretion of the Adviser, the Fund may employ the currency hedging strategy known as "cross-hedging" by using forward currency contracts, currency options or a combination of both. When engaging in cross-hedging, the Fund seeks to protect against a decline in the value of a foreign currency in which certain of its portfolio securities are denominated by selling that currency forward into a different currency for the purpose of diversifying the Fund's total currency exposure or gaining exposure to a foreign currency that is expected to outperform.

     32. CURRENCY FORWARD CONTRACTS. To the extent consistent with their investment objectives and policies, the Fundamental Equity Fund may invest in currency forward contracts. A currency forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward contracts are trades in the interbank markets conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

     Forward contracts differ from futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

     At the maturity of a forward contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

     The Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into forward currency contracts to protect against uncertainty in the level of future exchange rates between particular currencies or between foreign currencies in which the Fund's securities are or may be denominated. Under normal circumstances, consideration of the prospect for changes in currency exchange rates will be incorporated into the Fund's investment strategies. However, the Adviser believes that it is important to have the flexibility to enter into forward currency contracts when it determines that the best interests of the Fund will be served.

     When the Adviser believes that the currency of a particular country may suffer a significant decline against another currency, the Fund may enter into a currency contract to sell, for the appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. The Fund may realize a gain or loss from currency transactions.

     33. INDEX-BASED INVESTMENTS. Index-Based Investments, such as Standard & Poor's Depository Receipts ("SPDRs"), NASDAQ-100 Index Tracking Stock ("NASDAQ 100s") and Dow Jones DIAMONDS ("Diamonds"), are interests in a UIT that may be obtained from the UIT or purchased in the secondary market. SPDRs, NASDAQ 100s and DIAMONDS are listed on the American Stock Exchange.

     A UIT will generally issue Index-Based Investments in aggregations of 50,000 known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the applicable index (the "Index"),
(b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the Index and the net asset value of a Portfolio Deposit.

     Index-Based Investments are not individually redeemable, except upon termination of the UIT. To redeem, the portfolio must accumulate enough Index-Based Investments to reconstitute a Creation Unit (large aggregations of a particular Index-Based Investment). The liquidity of small holdings of Index-Based Investments, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

     The price of Index-Based Investments is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of Index-Based Investments is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for Index-Based Investments is based on a basket of stocks. Disruptions in the markets for the securities underlying Index-Based Investments purchased or sold by the Portfolio could result in losses on Index-Based Investments. Trading in Index-Based Investments involves risks similar to those risks, described above under "Options," involved in the writing of options on securities.

     34. SMALL CAP/MICROCAP/SPECIAL EQUITY SITUATION SECURITIES. The Fundamental Equity Fund may invest in the securities of small capitalization companies, micro capitalization companies and companies in special equity situations. Companies are considered to have a small market capitalization if their capitalization is within the range of those companies in the Russell 2000 Index. Companies are considered to have microcapitalizations if their capitalizations are equal to or smaller than the smallest 15% of those in the S&P SmallCap 600/Citigroup Value Index. Companies are considered to be experiencing special equity situations if they are experiencing unusual and possibly non-repetitive developments, such as mergers; acquisitions; spin-offs; liquidations; reorganizations; and new products, technology or management. These companies may offer greater opportunities for capital appreciation than larger, more established companies, but investment in such companies may involve certain special risks. These risks may be due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth in management. The securities of such companies are often traded in the over-the-counter market and may not be traded in volumes typical on a national securities exchange. Thus, the securities of such companies may be less liquid, and subject to more abrupt or erratic market movements than securities of larger, more established growth companies. Since a "special equity situation" may involve a significant change from a company's past experiences, the uncertainties in the appraisal of the future value of the company's equity securities and the risk of a possible decline in the value of the Funds' investments are significant.

     35. HIGH YIELD SECURITIES. To the extent consistent with its investment objectives and policies, the Fundamental Equity Fund may invest in lower rated securities. Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. The market values of fixed-income securities tend to vary inversely with the level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of the prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

     Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Furthermore, HighMark Funds may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value.

     Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls an obligation for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.

     The Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interest of security holders if it determines this to be in the interest of its shareholders.

     36. MONEY MARKET INSTRUMENTS. Each Fund, subject to its own investment limitations, may invest in money market instruments which are short-term, debt instruments or deposits and may include, for example, (i) commercial paper rated within the highest rating category by a

NRSRO at the time of investment, or, if not rated, determined by the Adviser to be of comparable quality; (ii) obligations (certificates of deposit, time deposits, bank master notes, and bankers' acceptances) of thrift institutions, savings and loans, U.S. commercial banks (including foreign branches of such banks), and U.S. and foreign branches of foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; (iii) short-term corporate obligations rated within the three highest rating categories by a NRSRO (e.g., at least A by S&P or A by Moody's) at the time of investment, or, if not rated, determined by the Adviser to be of comparable quality; (iv) general obligations issued by the U.S. Government and backed by its full faith and credit, and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government (e.g., obligations issued by Farmers Home Administration, Government National Mortgage Association, Federal Farm Credit Bank and Federal Housing Administration); (v) receipts, including TRs, TIGRs and CATS (as defined below); (vi) repurchase agreements involving such obligations; (vii) money market funds and (viii) foreign commercial paper. Certain of the obligations in which a Fund may invest may be variable or floating rate instruments, may involve conditional or unconditional demand features and may include variable amount master demand notes.

     37. TREASURY RECEIPTS. Consistent with its investment objective, policies and restrictions, each Fund may invest in Treasury receipts. Treasury receipts are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks and brokerage firms and are created by depositing Treasury notes and Treasury bonds into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates of such receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TR's"), "Treasury Investment Growth Receipts" ("TIGR's"), and "Certificates of Accrual on Treasury Securities" ("CATS"). TR's, TIGR's and CATS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accrued over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest-paying securities.

     38. ILLIQUID SECURITIES. The Funds have each adopted a non-fundamental policy (which may be changed without shareholder approval) prohibiting the Fundamental Equity Fund from investing more than 15% and the Treasury Plus Money Market Fund from investing more than 10% of its total assets in "illiquid" securities, which include securities with legal or contractual restrictions on resale or for which no readily available market exists but exclude such securities if resalable pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Pursuant to this policy, the Funds may purchase Rule 144A Securities only in accordance with liquidity guidelines established by the Board of Trustees of HighMark Funds and only if the investment would be permitted under applicable state securities laws.

     39. RESTRICTED SECURITIES. Each Fund has adopted a non-fundamental policy (which may be changed without shareholder approval) permitting the Fund to invest in restricted securities provided the Fund complies with the illiquid securities policy described above.

Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 and may be either liquid or illiquid. The Adviser will determine the liquidity of restricted securities in accordance with guidelines established by HighMark Funds' Board of Trustees. Restricted securities purchased by the Funds may include Rule 144A securities and commercial paper issued in reliance upon the "private placement" exemption from registration under Section 4(2) of the Securities Act of 1933 (whether or not such paper is a Rule 144A security).

     40. REAL ESTATE INVESTMENT TRUSTS. The Fundamental Equity Fund may invest in real estate investment trusts ("REITs"), which are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). The real estate properties in which REITs invest typically include properties such as office buildings, retail and industrial facilities, hotels, apartment buildings and healthcare facilities. The yields available from investments in REITs depend on the amount of income and capital appreciation generated by the related properties. Investments in REITs are subject to the risks associated with direct ownership in real estate, including economic downturns that have an adverse effect on real estate markets. A REIT may be affected by changes in the value of the underlying property owned by such REIT or by the quality of any credit extended by the REIT. Like regulated investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. REITs are dependent on management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are also subject to interest rate risks. By investing in a REIT, the Fund will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the Fund. REITs are subject to the risk of default by borrowers, self-liquidation, and the possibility that the REIT may fail to qualify for the exemption from tax for distributed income under the Code.

     41. TREASURY INFLATION PROTECTED SECURITIES. Treasury inflation protected securities ("TIPs") are fixed income securities issued by the U.S. Treasury whose principal value is periodically adjusted according to the rate of inflation. TIPs are structured so that inflation accrues into the principal value of the bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. TIPs have varying maturities and pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate is fixed at issuance, but over the life of the security this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. The value of TIPs and other inflation linked securities is expected to change in response to changes in real interest rates. In addition, if interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the security's inflation measure. The periodic adjustment of U.S. inflation linked securities is currently tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. There can no assurance that the CPI-U or any other inflation index will accurately measure the real rate of inflation in the prices of goods and services.

                            INVESTMENT RESTRICTIONS

     Unless otherwise indicated, the following investment restrictions are fundamental and, as such, may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund (as defined below). Except with respect to a Fund's restriction governing the borrowing of money, if a percentage restriction is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of the restriction.

EACH OF THE FUNDAMENTAL EQUITY FUND AND THE TREASURY PLUS MONEY MARKET FUND:

     1. May purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or under regulatory guidance or interpretations of such Act, rules or regulations.

     2. May not concentrate its investments in a particular industry or group of industries, as concentration is defined or interpreted under the Investment Company Act of 1940, or the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

     3. May issue senior securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

     4. May lend or borrow money to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

     5. May purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

     6. May underwrite securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

     The fundamental investment restrictions of the Funds have been adopted to avoid wherever possible the necessity of shareholder meetings unless otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, the Funds also have adopted non-fundamental investment restrictions, set forth below, which in some instances may be more restrictive than their fundamental investment restrictions. Any changes in a Fund's non-fundamental investment restrictions will be communicated to the Fund's shareholders prior to effectiveness.


THE FOLLOWING INVESTMENT LIMITATIONS ARE NON-FUNDAMENTAL POLICIES. THE FUNDAMENTAL EQUITY FUND MAY NOT:


          1. Purchase or sell real estate, real estate limited partnership interests, and commodities or commodities contracts (except that the Fund may invest in futures contracts and options on futures contracts, as disclosed in the prospectuses). However, subject to its permitted investments, the Fund may invest in companies which invest in real estate, securities of issuers which deal in real estate, securities or loans secured by interests in real estate, securities which represent interests in real estate, commodities or commodities contracts, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of a holder of debt obligations secured by real estate or interests therein.

          2. Borrow money or issue senior securities, except that the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions and the Fund may enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 33 1/3% of the value of its total assets at the time of such borrowing.

          3. Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions, and the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

          4. Sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short), however, this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments and the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions.


THE FOLLOWING INVESTMENT LIMITATIONS ARE NON-FUNDAMENTAL POLICIES. THE TREASURY PLUS MONEY MARKET FUND MAY NOT:



          1. Purchase or sell real estate, real estate limited partnership interests, and commodities or commodities contracts (except that the Fund may invest in futures contracts and options on futures contracts, as disclosed in the prospectuses). However, subject to its permitted investments, the Fund may invest in companies which invest in real estate, securities of issuers which deal in real estate, securities or loans secured by interests in real estate, securities which represent interests in real estate, commodities or commodities contracts, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of a holder of debt obligations secured by real estate or interests therein.



          2. Borrow money or issue senior securities, except that the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions and the Fund may enter into reverse repurchase agreements in amounts up to 33 1/3% of the value of its total assets at the time of such borrowing.



          3. Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions, and the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.



          4. Sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short), however, this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments and the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions.


THE FOLLOWING NON-FUNDAMENTAL POLICY WILL NOT BE CHANGED WITHOUT 60 DAYS' ADVANCE NOTICE TO SHAREHOLDERS:

          1. Under normal circumstances, the Fundamental Equity Fund will invest at least 80% of its assets in equity securities.

          2. Under normal circumstances, the Treasury Plus Money Market Fund will invest at least 80% of its assets in U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Treasury, and repurchase agreements collateralized by such obligations.

Any notice required to be delivered to shareholders of a Fund for the purpose of announcing an intended change in the non-fundamental policy identified immediately above with respect to such Fund will be provided in plain English in a separate written document. Each such notice will contain, in bold-face type and placed prominently in the document, the following statement: "Important Notice Regarding Change in Investment Policy." This statement, if delivered separately from other communications to shareholders, will also appear on the envelope in which such notice is delivered.

1940 ACT RESTRICTIONS. Under the 1940 Act, and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the fund. "Concentration" is generally interpreted under the 1940 Act to be investing more than 25% of net assets in an industry or group of industries. The 1940 Act limits the ability of investment companies to borrow and lend money and to underwrite securities. The 1940 Act currently prohibits an open-end fund from issuing senior securities, as defined in the 1940 Act, except under very limited circumstances.

     The 1940 Act also limits the amount that the Funds may invest in other investment companies prohibiting each Fund from: (i) owning more than 3% of the total outstanding voting stock of a single other investment company; (ii) investing more than 5% of its total assets in the securities of a single other investment company; and (iii) investing more than 10% of its total assets in securities of all other investment companies, except in certain specific instances set forth in the 1940 Act or the rules thereunder, or certain instances where the other investment companies have obtained an exemption from the applicable provisions of the 1940 Act (e.g. ETFs).

     Additionally, the 1940 Act limits the Funds' ability to borrow money, prohibiting the Funds from issuing senior securities, except a Fund may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by the Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.

VOTING INFORMATION. As used in this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of HighMark Funds or a particular Fund or a particular class of Shares of HighMark Funds or a Fund means the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of HighMark Funds or such Fund or such class, or (b) 67% or more of the Shares of HighMark Funds or such Fund or such class present at a meeting at which the holders of more than 50% of the outstanding Shares of HighMark Funds or such Fund or such class are represented in person or by proxy.

                               PORTFOLIO TURNOVER

     A Fund's turnover rate is calculated by dividing the lesser of the Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less. Thus, for regulatory purposes, the portfolio turnover rate with respect to the Treasury Plus Money Market Fund is expected to be zero percent.

     The portfolio turnover rate may vary greatly from year to year as well as within a particular year and may also be affected by cash requirements for redemption of Shares. It is currently expected that the Fundamental Equity Fund's portfolio turnover rate for the fiscal year ending July 31, 2009 will be approximately 25%-75% under normal market conditions.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

     The Adviser has established a policy governing the disclosure of each Fund's portfolio holdings which is designed to protect the confidentiality of a Fund's non-public portfolio holdings and prevent inappropriate selective disclosure of such holdings. HighMark Funds'

Board of Trustees has reviewed this policy and will be asked to review it no less than annually, and recommend any changes that they deem appropriate. Exceptions to this policy may be authorized by the Adviser's chief compliance officer or his or her designee (the "CCO").

     Neither the Adviser nor the Funds will receive any compensation or other consideration in connection with its disclosure of a Fund's portfolio holdings.

     PUBLIC DISCLOSURE OF PORTFOLIO HOLDINGS. In addition to the public disclosure of Fund portfolio holdings through required SEC quarterly filings, each Fund may make its portfolio holdings publicly available on HighMark Funds' website in such scope and form and with such frequency as the Adviser may reasonably determine. Each Fund's prospectus describes, to the extent applicable, the type of information that is disclosed on HighMark Funds' website, as well as the frequency with which this information is disclosed and the lag between the date of the information and the date of its disclosure.

     A Fund's portfolio holdings are considered to be publicly disclosed: (a) upon the disclosure of portfolio holdings information in a publicly available, routine filing with the SEC that is required to include the information, (b) the day after the Fund would, in accordance with its prospectus, make such information available on its website; or (c) at such additional times and on such additional basis as determined by the SEC or its staff.

     DISCLOSURE OF NON-PUBLIC PORTFOLIO HOLDINGS. A Fund may, in certain cases, disclose to third parties its portfolio holdings which have not been made publicly available. Disclosure of non-public portfolio holdings information to third parties may be made only if the CCO determines that such disclosure is allowed under applicable law or regulation. In addition, the third party receiving the non-public portfolio holdings information may, at the discretion of the CCO, be required to agree in writing to keep the information confidential and/or agree not to trade directly or indirectly based on the information. The restrictions and obligations described in this paragraph do not apply to non-public portfolio holdings provided to the Adviser and its affiliates.

     No advance disclosure shall be made if the CCO determines that a potential conflict of interest exists or could arise from such disclosure.

     The Funds periodically disclose portfolio information on a confidential basis to various service providers that require such information in order to assist the Funds with their day-to-day business affairs. In addition to the Adviser and its affiliates, these service providers include the Funds' custodian (Union Bank of California, N.A.), the Funds' independent registered public accounting firm, legal counsel, financial printer (GCOM(2) Solutions, Inc.) and accounting agent and Sub-Administrator (PFPC Inc.) and the Funds' proxy voting services, currently RiskMetrics Group ISS Governance Services and Glass Lewis & Co. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds.

     The Funds also periodically provide information about their portfolio holdings to rating and ranking organizations. Currently the Funds provide such information to Moody's and Standard & Poor's, in connection with those firms' research on and classification of the Funds and in order to gather information about how the Funds' attributes (such as volatility, turnover, and expenses) compare with those of peer funds. The Funds may also provide portfolio holdings information to consulting companies. Currently, the Funds provide such information to consulting companies including (but not limited to) the following: Callan Associates, Wilshire Associates, Investor Force, Mercer Investment Consulting and eVestment Alliance. These rating and ranking organizations and consulting companies are required to keep each Fund's portfolio information confidential and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds.

     In all instances, the CCO will make a determination that a Fund has a legitimate business purpose for such advance disclosure, and that the recipient(s) are subject to an independent obligation not to disclose or trade on the non-public portfolio holdings information. There can be no assurance, however, that a Fund's policies and procedures on portfolio holdings information will protect the Fund from the potential misuse of such information by individuals or entities that come into possession of the information.

                                    VALUATION

     As disclosed in the Prospectuses, the Treasury Plus Money Market Fund's net asset value per share for purposes of pricing purchase and redemption orders is determined by the administrator as of 11:00 a.m. Pacific Time (2:00 p.m. Eastern
Time) on days on which both the New York Stock Exchange and the Federal Reserve wire system are open for business. As disclosed in the Prospectuses, the net asset value per share of the Fundamental Equity Fund for purposes of pricing purchase and redemption orders is determined by the Sub-Administrator as of the close of regular trading on the New York Stock Exchange, normally at 1:00 p.m. Pacific Time (4:00 p.m. Eastern Time), on days on which the New York Stock Exchange is open for business.

VALUATION OF THE TREASURY PLUS MONEY MARKET FUND

     The Treasury Plus Money Market Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. The value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

     HighMark Funds' Board of Trustees has undertaken to establish procedures reasonably designed, taking into account current market conditions and the Fund's investment objective, to stabilize the net asset value per Share of the Treasury Plus Money Market Fund for purposes of sales and redemptions at $l.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per Share of the Fund calculated by using available market quotations deviates from $1.00 per Share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Board of Trustees promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from the Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, the Trustees will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the average portfolio maturity of the Fund, withholding or reducing dividends, reducing the number of the Fund's outstanding Shares without monetary consideration, or utilizing a net asset value per Share based on available market quotations.

VALUATION OF THE FUNDAMENTAL EQUITY FUND

     Equity securities listed on a securities exchange or an automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over-the-counter, are valued at the last quoted sale price on the principal exchange on which they are traded on the valuation date (or at approximately 4:00 PM Eastern Time if a security's principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

     Debt and fixed income investments may be priced by the independent, third-party pricing agents approved by HighMark Funds' Board of Trustees. These third-party pricing agents may employ various methodologies or other techniques that generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from the primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Fund's Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost which approximates market value.

     If an equity or fixed income security price cannot be obtained from an independent third party pricing agent as described above, the Sub-Administrator will contact the Administrator for up to two possible independent brokers to utilize as quote sources. To ensure independence, the Sub-Administrator will contact these brokers directly in order to obtain quotations in writing for each day a price is needed. If the Sub-Administrator is able to obtain two quotes, the average of the two quotes will be utilized. If the Sub-Administrator is able to obtain only one quote by 3:00 PM ET the Sub-Administrator will utilize the single quote for that day.

     The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Pursuant to contracts with the Sub-Administrator, exchange rates are provided daily by recognized independent pricing agents. The exchange rates used by HighMark Funds for this conversion are captured as of the New York Stock Exchange close each day.

     Redeemable securities issued by open-end investment companies are valued at the investment company's applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities as described above.

Financial futures are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

     Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Rights are valued at the last quoted sales price.

     Foreign currency forward contacts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

     If the value for a security cannot be determined using the methodologies described above, the security's value will be determined using the Fair Value Procedures established by the Board of Trustees. The Fair Value Procedures will be implemented by a Fair Value Committee (the "Committee") designated by the Board of Trustees.

     For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which HighMark Funds calculates net asset value. The closing prices of such securities may no longer reflect their market value at the time HighMark Funds calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that HighMark Funds calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector.

     If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which HighMark Funds calculates net asset value, it shall immediately notify the Sub-Administrator and request that a Committee meeting be called.

     HighMark Funds uses a third party fair valuation vendor (the "Vendor") for equity securities that are traded primarily on non-U.S. exchanges. The Vendor provides a fair value for such securities based on certain factors and methods, which generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. The Vendor provides fair values if there is a movement in the U.S. market that exceeds a specific threshold ("trigger threshold") that has been established by the Committee. The Committee also establishes a "confidence interval" - representing the correlation between the price of a specific foreign security and movements in the U.S. market - before the security will be fair valued based upon the trigger threshold being exceeded. If a trigger threshold is exceeded, HighMark Funds values its non-U.S. securities that exceed the applicable "confidence interval" using the fair values provided by the Vendor.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Purchases and redemptions of shares of the Treasury Plus Money Market Fund may be made on days on which both the New York Stock Exchange and the Federal Reserve wire systems are open for business. Purchases and redemptions of shares of the Fundamental Equity Fund may be made on days on which the New York Stock Exchange is open for business. Purchases will be made in full and fractional Shares of HighMark Funds calculated to three decimal places.

     Although HighMark Funds' policy is normally to pay redemptions in cash, HighMark Funds reserves the right to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all series of HighMark Funds during any 90-day period of up to the lesser of $250,000 or 1% of HighMark Funds' net assets.

     HighMark Funds reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the applicable Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. HighMark Funds also reserves the right to suspend sales of Shares of the Funds for any period and to reject a purchase order when the Distributor or the Adviser determines that it is not in the best interest of HighMark Funds and/or its shareholders to accept such order.

     If a Fund holds portfolio securities listed on foreign exchanges which trade on Saturdays or other customary United States national business holidays, the portfolio securities will trade and the net assets of the Fund's redeemable securities may be significantly affected on days when the investor has no access to the Fund.

     Neither the transfer agent nor HighMark Funds will be responsible for any loss, liability, cost or expense for acting upon wire or telephone instructions that it reasonably believes to be genuine. HighMark Funds and the transfer agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include taping of telephone conversations.

PURCHASES THROUGH FINANCIAL INSTITUTIONS

     Shares of the Funds may be purchased through financial institutions, including the Adviser, that provide distribution assistance or shareholder services. Shares purchased by persons ("Customers") through financial institutions may be held of record by the financial institution. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the transfer agent for effectiveness the same day. Customers should contact their financial institution for information as to that institution's procedures for transmitting purchase, exchange or redemption orders to HighMark Funds.

     Customers who desire to transfer the registration of Shares beneficially owned by them but held of record by a financial institution should contact the institution to accomplish such change.

     Depending upon the terms of a particular Customer account, a financial institution may charge a Customer account fees. Information concerning these services and any charges will be provided to the Customer by the financial institution. Additionally, certain entities (including Participating Organizations and Union Bank of California and its affiliates), may charge customers a fee with respect to exchanges made on the customer's behalf. Information about these charges, if any, can be obtained by the entity effecting the exchange.

     The Funds participate in fund "supermarket" arrangements. In such an arrangement, a program is made available by a broker or other institution (a sponsor) that allows investors to purchase and redeem shares of the Funds through the sponsor of the fund supermarket. In connection with these supermarket arrangements, each Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders. In turn, the brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. As such, the Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. The customer order will be priced at the Fund's Net Asset Value next computed after acceptance by an authorized broker or the broker's authorized designee. In addition, a broker may charge transaction fees on the purchase and/or sale of Fund shares.

REDEMPTION BY CHECKWRITING

     Checkwriting is available to shareholders of the Treasury Plus Money Market Fund who have purchased Retail Shares directly from the Fund. HighMark Funds will provide shareholders of record, upon request and without charge, with checks drawn on the Fund in which they have an account. Shareholders will be required to sign signature cards and will be subject to any applicable rules and regulations of the clearing bank relating to check redemption privileges.

     Checks drawn on the Treasury Plus Money Market Fund may be made payable to the order of any payee in an amount of $500 or more. Shareholders should be aware that, as is the case with bank checks, certain banks may not provide cash at the time of deposit, but will wait until they have received payment from the clearing bank. When a check is presented to the clearing bank for payment, subject to the Fund's acceptance of the check, the clearing bank, as agent, causes the Fund to redeem, at the net asset value next determined after such presentation, a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. Checks will be returned by the clearing bank if there are insufficient shares to meet the withdrawal amount. Shareholders of record wishing to use this method of redemption should check the appropriate box on the Account Application, obtain a signature card by calling 1-800-433-6884, and mail the completed form and signature card to the transfer agent at P.O. Box 8416, Boston, Massachusetts 02266-8416. There is no charge for the clearance of any checks, although the clearing bank will impose its customary overdraft fee in connection with returning any checks as to which there are insufficient shares to meet the withdrawal amount. Shareholders may not use a check to close their account.

SALES CHARGES

     FRONT-END SALES CHARGES. The commissions shown in the Prospectuses and below apply to sales through authorized dealers and brokers. Under certain circumstances, HighMark Capital

Management, Inc. may use its own funds to compensate financial institutions and intermediaries in amounts that are additional to the commissions shown in the Prospectuses. In addition, HighMark Capital Management, Inc. may, from time to time and at its own expense, provide promotional incentives in the form of cash or other compensation to certain financial institutions and intermediaries whose registered representatives have sold or are expected to sell significant amounts of the Class A Shares of the Fundamental Equity Fund. Such other compensation may take the form of payments for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives to attend due diligence meetings to increase their knowledge of HighMark Funds. Under certain circumstances, commissions up to the amount of the entire sales charge may be reallowed to dealers or brokers, who might then be deemed to be "underwriters" under the Securities Act of 1933. Commission rates may vary among series of HighMark Funds.

                             FUNDAMENTAL EQUITY FUND

                                 CLASS A SHARES

                                            Sales Charge as
                          Sales Charge        Appropriate       Commission as
                         as Percentage     Percentage of Net    Percentage of
Amount of Purchase     of Offering Price    Amount Invested    Offering Price
------------------     -----------------   -----------------   --------------

0 - $49,999                  5.50%               5.82%              4.95%
$50,000 --  $99,999          4.50%               4.71%              4.05%
$100,000 -- $249,999         3.75%               3.90%              3.38%
$250,000 -- $499,999         2.50%               2.56%              2.25%
$500,000 -- $999,999         2.00%               2.04%              1.80%
$1,000,000 and Over*         0.00%               0.00%              0.00%

----------
* A contingent deferred sales charge of 1.00% will be assessed against any proceeds of any redemption of such Class A Shares prior to one year from date of purchase.

     CONTINGENT DEFERRED SALES CHARGES ("CDSC"). In determining whether a particular redemption is subject to a contingent deferred sales charge, calculations consider the number of Shares a shareholder is selling, not the value of the shareholder's account. To keep the CDSC as low as possible, each time a shareholder asks to sell Shares, the Fundamental Equity Fund will first sell any Shares in the shareholder's account that carry no CDSC. If there are not enough of these Shares to meet the shareholder's request, the Fund will then sell those Shares that have the lowest CDSC next. This method should result in the lowest possible sales charge.

SALES CHARGE REDUCTIONS AND WAIVERS

     In calculating the sales charge rates applicable to current purchases of the Fundamental Equity Fund's Class A Shares, a "single purchaser" is entitled to cumulate current purchases with the net purchase of previously purchased Class A Shares of series of HighMark Funds, including the Fund (the "Eligible Funds"), which are sold subject to a comparable sales charge.

     The term "single purchaser" refers to (i) an individual, (ii) an individual and spouse purchasing Shares of the Fund for their own account or for trust or custodial accounts for their minor children, or (iii) a fiduciary purchasing for any one trust, estate or fiduciary account including employee benefit plans created under Sections 401, 403(b) or 457 of the Code, including related plans of the same employer. To be entitled to a reduced sales charge based upon Class A Shares already owned, the investor must ask HighMark Funds for such entitlement at the time of purchase and provide the account number(s) of the investor, the investor and spouse, and their minor children, and give the age of such children. The Fund may amend or terminate this right of accumulation at any time as to subsequent purchases.

     LETTER OF INTENT. By initially investing at least $1,000 and submitting a Letter of Intent (the "Letter") to HighMark Funds, a "single purchaser" may purchase Class A Shares of the Fund and the other Eligible Funds during a 13-month period at the reduced sales charge rates applicable to the aggregate amount of the intended purchases stated in the Letter. The Letter may apply to purchases made up to 90 days before the date of the Letter. To receive credit for such prior purchases and later purchases benefiting from the Letter, the shareholder must notify HighMark Funds at the time the Letter is submitted that there are prior purchases that may apply, and, at the time of later purchases, notify HighMark Funds that such purchases are applicable under the Letter.

     RIGHTS OF ACCUMULATION. In calculating the sales charge rates applicable to current purchases of Class A Shares, a "single purchaser" is entitled to cumulate current purchases with the current market value of previously purchased Class A and Class C Shares of the Funds.

     To exercise your right of accumulation based upon Shares you already own, you must ask HighMark Funds for this reduced sales charge at the time of your additional purchase and provide the account number(s) of the investor, as applicable, the investor and spouse, and their minor children. The Fund may amend or terminate this right of accumulation at any time as to subsequent purchases.

     REDUCTIONS FOR QUALIFIED GROUPS. Reductions in sales charges also apply to purchases by individual members of a "qualified group." The reductions are based on the aggregate dollar amount of Class A Shares purchased by all members of the qualified group. For purposes of this paragraph, a qualified group consists of a "company," as defined in the 1940 Act, which has been in existence for more than six months and which has a primary purpose other than acquiring Shares of the Fund at a reduced sales charge, and the "related parties" of such company. For purposes of this paragraph, a "related party" of a company is (i) any individual or other company who directly or indirectly owns, controls or has the power to vote five percent or more of the outstanding voting securities of such company;
(ii) any other company of which such company directly or indirectly owns, controls or has the power to vote five percent or more of its outstanding voting securities; (iii) any other company under common control with such company; (iv) any executive officer, director or partner of such company or of a related party; and (v) any partnership of which such company is a partner. Investors seeking to rely on their membership in a qualified group to purchase Shares at a reduced sales load must provide evidence satisfactory to the transfer agent of the existence of a bona fide qualified group and their membership therein.

     All orders from a qualified group will have to be placed through a single source and identified at the time of purchase as originating from the same qualified group, although such orders may be placed into more than one discrete account that identifies HighMark Funds.

     CDSC WAIVERS. The contingent deferred sales charge is waived on redemption of shares (i) following the death or disability (as defined in the Code) of a shareholder, or (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70 1/2. A shareholder, or his or her representative, must notify the Transfer Agent prior to the time of redemption if such circumstances exist and the shareholder is eligible for a waiver.

     The contingent deferred sales charge is waived on redemption of Class C shares, where such redemptions are in connection with withdrawals from a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code, Section 403(b) of the Code, or eligible government retirement plan including a 457 plan, even if more than one beneficiary or participant is involved.

ADDITIONAL FEDERAL TAX INFORMATION


     GENERAL. The following discussion of U.S. federal income tax consequences of investment in the Funds is based on the Internal Revenue Code of 1986, as amended (the "Code"), U.S. Treasury regulations, and other applicable authority, as of the date of this Statement of Additional Information. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in the Funds. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state, and local tax laws.


     Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their own tax advisors to determine the suitability of shares of the Funds as an investment through such plans and the precise effect of an investment on their particular tax situation.


     QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things:


     (a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in "qualified publicly traded partnerships" (as defined below);

     (b) diversify its holdings so that, at the end of each quarter of the Fund's taxable year, (i) at least 50% of the market value of the Fund's total assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets is invested (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and



     (c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid- generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.






     In general, for purposes of the 90% gross income requirement described in subsection (a) of the paragraph above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, that derives at least 90% of its income from the passive income sources defined in Code section 7704 (d), and (z) that derives less than 90% of its income from the qualifying income described in subsection (a)(i) of the paragraph above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. For purposes of meeting the diversification requirement described in paragraph
(b), in the case of a Fund's investment in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer. Finally, for purposes of subsection (b) of the paragraph above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership.



     If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed in a timely manner paid to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates (without any deduction for distributions to its shareholders), and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

     DISTRIBUTIONS. Each Fund intends to distribute at least annually to its shareholders all of its investment company taxable income (computed without regard to the dividends-paid deduction) and its net realized capital gains.



     In determining its net capital gain for Capital Gain Dividend purposes, a regulated investment company generally must treat any net capital loss or any net long-tern capital loss incurred after October 31 as if it had been incurred in the succeeding year. Treasury regulations permit a regulated investment company in determining its taxable income to elect to treat all or part of any net capital loss, any net long-term capital loss or any foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.



     If a Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for the year and 98% of its capital gain net income for the one-year period ending October 31 of such year (or later if the Fund is permitted so to elect and so elects) and any retained amount from the prior year, the Fund will be subject to a non-deductible 4% excise tax on the undistributed amounts. For these purposes, the Fund will be treated as having distributed any amount on which it is subject to corporate income tax in the taxable year ending with the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.



     Distributions are taxable to Fund shareholders whether received in cash or in additional Fund Shares through automatic reinvestment. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment in that Fund (and thus were likely included in the price the shareholder paid).


     Dividends and distributions on a Fund's Shares generally are subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions economically may represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of Shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.


     For federal income tax purposes, distributions of any net investment income (other than qualified dividend income and exempt-interest dividends, as discussed below) are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her Shares. Distributions of each Fund's net capital gain (i.e., the excess of a Fund's net long-term capital gain over net short-term capital loss) from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends ("Capital Gain Dividends"), if any, are taxable as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Long-term capital gain rates applicable to individuals have been temporarily reduced - in general, to 15% (with lower rates applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning before January 1, 2011.



     If a Fund makes a distribution to a shareholder in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of such shareholder's tax basis in the Fund Shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the shareholder's tax basis in the Shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those Shares.



     For taxable years before January 1, 2011, distributions of investment income properly designated by a Fund as derived from "qualified dividend income" will be taxed in the hands of an individual at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's Shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.



     In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund's Shares. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund's dividends (other than properly designated Capital Gain Dividends) will be eligible to be treated as qualified dividend income.



     To the extent that a Fund makes a distribution of income received by the Fund in lieu of dividends (a "substitute payment") with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income and thus will not be eligible for the dividends-received deduction for corporate shareholders. The Funds expect to use such substitute payments to satisfy Fund expenses, and therefore expect that their receipt of substitute payments will not adversely affect the percentage of distributions qualifying as qualified dividend income.

      ISSUER DEDUCTIBILITY OF INTEREST. A portion of the interest paid or accrued on certain high yield discount obligations owned by a Fund may not (and interest paid on debt obligations, if any, that are considered for tax purposes to be payable in the equity of the issuer or a related party will not) be deductible to the issuer. This may affect the cash flow of the issuer. If a portion of the interest paid or accrued on certain high yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends received deduction to the extent of the deemed dividend portion of such accrued interest.



      ORIGINAL ISSUE DISCOUNT, PAYMENT-IN-KIND SECURITIES, MARKET DISCOUNT AND ACQUISITION DISCOUNT. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and all zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that are acquired by a Fund will be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in taxable income (and required to be distributed) over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. In addition, payment-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year. Interest paid on debt obligations owned by the Fund that are considered for tax purposes to be payable in the equity of the issuer or a related party will not be deductible to the issuer, possibly affecting the cash flow of the issuer.


      Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income.

      Some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by a Fund may be treated as having acquisition discount, or OID in the case of certain types of debt obligations. Generally, a Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A Fund may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income.

      If a Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of a Fund or by liquidation of portfolio securities, if necessary. A Fund may realize gains or losses from such liquidations. In the event a Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.


      HIGHER-RISK SECURITIES. A Fund may invest to a significant extent in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for a Fund. Tax rules are not entirely clear about issues such as whether a Fund should recognize market discount on a debt obligation and, if so, the amount of market discount the Fund should recognize, when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by each Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.



      CERTAIN INVESTMENTS IN REITS. Each Fund may invest in real estate investment trusts ("REITs"). Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income. The Fundamental Equity Fund may invest in REITs that hold residual interests in real estate mortgage conduits ("REMICs"). Under a notice issued by the IRS in October 2006 and Treasury regulations that have not yet been issued, but may apply retroactively, a portion of the Fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. This notice provides and these regulations are expected to provide that excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. As a result, a Fund investing in such interests may not be a suitable investment for charitable remainder trusts.


      In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income ("UBTI") to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in the Fundamental Equity Fund, then the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable disqualified organization, and thus reduce such shareholder's distributions for the year by the amount of the tax that relates to such shareholder's interest in the Fund. The Fund has not yet determined whether such an election will be made.

      Under current law, the Fund serves to "block" (that is, prevent the attribution to shareholders of) UBTI from being realized by tax-exempt shareholders. Notwithstanding this "blocking" effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).


      A tax-exempt shareholder may also recognize UBTI if a Fund recognizes "excess inclusion income" derived from direct or indirect investments in residual interests in REMICS or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund's investment company taxable income (after taking into account deductions for dividends paid by the Fund). Furthermore, any investment in residual interests of a collateralized mortgage obligation (a "CMO") that has elected to be treated as a REMIC can create complex tax consequences, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.


      In addition, special tax consequences apply to charitable remainder trusts ("CRTs") that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or in taxable mortgage pools. Under legislation enacted in December 2006, a charitable remainder trust, as defined in section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in November 2006, a CRT will not recognize UBTI solely as a result of investing in the Fund that recognizes "excess inclusion income" (which is described earlier). Rather, as described above, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in the Fund and the Fund recognizes "excess inclusion income," then the Fund will be subject to a tax on that portion of its "excess inclusion income" for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which the IRS guidance in respect of CRTs remains applicable in light of the December 2006 CRT legislation is unclear. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder's distributions for the year by the amount of the tax that relates to such shareholder's interest in the Fund. CRTs are urged to consult their tax advisors concerning the consequences of investing in the Fund.

      SALE OR REDEMPTION OF FUND SHARES. Shareholders who sell, exchange or redeem Fund Shares will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the Fund Shares and the amount received (although such a gain or loss is unlikely in the Treasury Plus Money Market Fund). In general, any gain or loss realized upon a taxable disposition of Fund Shares will be treated as long-term capital gain or loss if the Shares have been held for more than 12 months, and as short-term capital gain or loss if the Shares have not been held for more than 12 months. Any loss realized upon a taxable disposition of Fund Shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to those Fund Shares. For purposes of determining whether Fund Shares have been held for six months or less, the holding period is suspended for any periods during which your risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. In addition, any loss realized on a sale or exchange of Fund Shares will be disallowed to the extent that Fund shareholders replace the disposed of Fund Shares with other substantially identical Fund Shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment. In such an event, a Fund shareholder's basis in the replacement Fund Shares will be adjusted to reflect the disallowed loss.



      FOREIGN TAXES, FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes.


      A Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.


      Investment by a Fund in certain "passive foreign investment companies" (PFICs) could subject a Fund to a U.S. federal income tax (including interest charges) on distributions received from such a company or on the proceeds from the disposition of shares in such a company. This tax cannot be eliminated by making distributions to Fund shareholders; however, this tax can be avoided, for example, by making an election to mark such investments to market annually or to treat the PFIC as a "qualified electing fund." Such elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for the Fund to avoid taxation. Making either of these elections, therefore, may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return. Dividends paid by PFICs will not be eligible to be treated as "qualified dividend income."


      A PFIC is any foreign corporation: (i) 75% or more of the gross income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.


      HEDGING. A Fund's transactions in options, futures contracts, hedging transactions, forward contracts, swap agreements, straddles, and foreign currencies will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. Each Fund will monitor its transactions, determine whether to make certain applicable tax elections and make appropriate entries in its books and records.


      Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and the sum of its taxable income and net tax-exempt income (if any). If a Fund's book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the Shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund's book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

      DISCOUNT SECURITIES. A Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.


      BACK-UP WITHHOLDING. A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The back-up withholding tax rate is 28% for amounts paid through 2010. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.


      Back-up withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.

      In order for a foreign investor to qualify for exemption from the back-up withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Funds should consult their tax advisers in this regard.

      TAX SHELTER REPORTING REGULATIONS. Under Treasury regulations, if a shareholder recognizes a loss on disposition of Fund Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

      SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS. Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of Shares of a Fund as an investment through such plans and the precise effect of and investment on their particular tax situation.


      SPECIAL CONSIDERATIONS FOR NON-U.S. SHAREHOLDERS. Distributions properly designated as Capital Gain Dividends and exempt-interest dividends (discussed below) generally will not be subject to withholding of federal income tax. However, exempt-interest dividends may be subject to backup withholding. In general, dividends other than Capital Gain Dividends and exempt-interest dividends, paid by a Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign shareholder") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign shareholder directly, would not be subject to withholding. However, effective for taxable years of a Fund beginning before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign shareholder (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation) from U.S.-source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual foreign shareholder, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund. Depending on the circumstances, a Fund may make such designations with respect to all, some or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. Pending legislation would extend the exemption from withholding for interest-related and short-term capital gain distributions for one year, i.e. for taxable years beginning before January 1, 2009. At the time of this filing, it is unclear whether the legislation will be enacted.



      In order to qualify for this exemption from withholding, a foreign shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of Shares held through an intermediary, the intermediary may withhold even if a Fund makes a designation with respect to a payment. Foreign shareholders should contact their intermediaries with respect to the application of these rules to their accounts.



      A beneficial holder who is a foreign shareholder generally is not subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of Fund Shares or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct by the shareholder of a trade or business in the United States, (ii) in the case of an individual shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend (provided certain other conditions are met), or
(iii) the shares constitute "U.S. real property interests" ("USRPIs") or the Capital Gain Dividends in accordance with the rules set forth below attributable to gains from the sale or exchange of USRPIs.



      Special rules apply to distributions to foreign shareholders from a Fund that is either a "U.S. real property holding corporation" ("USRPHC") or would be a USRPHC but for the operation of the exceptions to the definition thereof described below. Additionally, special rules apply to the sale of shares in a Fund that is a USRPHC. Very generally, a USRPHC is a domestic corporation that holds U.S. real property interests ("USRPIs") -- USRPIs are defined as any interest in U.S. real property or any equity interest in a USRPHC -- the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation's USRPIs, interests in real property located outside the United States and other assets. A Fund that holds (directly or indirectly) significant interests in REITs may be a USRPHC. The special rules discussed below will also apply to distributions from a Fund that would be a USRPHC absent exclusions from USRPI treatment for interests in domestically controlled REITs and not-greater-than-5% interests in publicly traded classes of stock in REITs.






      In the case of a Fund that is a USRPHC or would be a USRPHC but for the exceptions from the definition of USRPI (described immediately above), amounts the Fund receives from REITs that are derived from gains realized from USRPIs will retain their character as gains realized from USRPIs in the hands of the Fund's foreign shareholders. Under current law, any direct USPRI gain the Fund recognizes does not retain its character as USRPI gain in the hands of foreign shareholders of the Fund, although this may change if certain pending legislation is enacted. In the hands of a foreign shareholder that holds (or has held in the prior year) more than a 5% interest in the Fund, such amounts will be treated as gains "effectively connected" with the conduct of a "U.S. trade or business," and subject to tax at graduated rates. Moreover, such shareholders will be required to file a U.S. income tax return for the year in which the gain was recognized and the Fund will be required to withhold 35% of the amount of such distribution. In the case of all other foreign shareholders (i.e., those whose interest in the Fund did not exceed 5% at any time during the prior year), the USRPI distribution will be treated as ordinary income

(regardless of any designation by the Fund that such distribution is a short-term capital gain dividend (in the event that certain pending legislation is enacted) or a Capital Gain Dividend), and the Fund must withhold 30% (or a lower applicable treaty rate) of the amount of the distribution paid to such foreign shareholder. Foreign shareholders of the Fund are also subject to "wash sale" rules to prevent the avoidance of the tax-filing and -payment obligations discussed above through the sale and repurchase of Fund shares.



      In addition, a Fund that is a USRPHC must typically withhold 10% of the amount realized in a redemption by a greater-than-5% foreign shareholder, and that shareholder must file a U.S. income tax return for the year of the disposition of the USRPI and pay any additional tax due on the gain. Before January 1, 2008, no withholding was generally required with respect to amounts paid in redemption of shares of a Fund that (i) was either a USRPHC or would have been a USRPHC but for the exceptions from the definition of USRPI (described above) and (ii) was "domestically controlled" (such Fund, a "domestically controlled qualified investment entity"). Pending legislation would extend the exemption from withholding for amounts paid in redemption of shares of a Fund that is a domestically controlled qualified investment entity, fully retroactively, for one year, i.e., through December 31, 2008. If enacted, the pending legislation would be effective as of January 1, 2008. Unless and until the legislation is enacted, the exemption does not apply to amounts paid in redemption of shares of a Fund that is a domestically controlled qualified investment entity, and withholding is required.


      In order for a foreign investor to qualify for exemption from the backup withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Fund should consult their tax advisers in this regard. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.

      If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

      A beneficial holder of shares who is a foreign shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.

      GENERAL. The foregoing discussion is for general information only. Accordingly, potential purchasers of the Funds' Shares are urged to consult their tax advisers regarding the specific federal tax consequences of purchasing, holding, and disposing of shares of the Fund, as well as the effects of state, local and foreign tax law and any proposed tax law changes.

                          MANAGEMENT OF HIGHMARK FUNDS

TRUSTEES AND OFFICERS

      Information pertaining to the trustees and officers of HighMark Funds is set forth below. The members of the Board of Trustees are elected by HighMark Funds' shareholders and have overall responsibility for the management of the Funds and all the other series of HighMark Funds. The Trustees, in turn, elect the officers of HighMark Funds to supervise actively its day-to-day operations. Trustees who are not deemed to be "interested persons" of HighMark Funds as defined in the 1940 Act are referred to as "Independent Trustees." Trustees who are deemed to be "interested persons" of HighMark Funds are referred to as "Interested Board Members." Currently, HighMark Funds has six Independent Trustees and one Interested Board Member. The Board of Trustees met 5 times during the last fiscal year.

      STANDING COMMITTEES. There are two standing committees of the Board of Trustees, an Audit Committee and a Governance Committee. The functions of the Audit Committee are: (a) to oversee HighMark Funds' accounting and financial reporting policies and practices; (b) to oversee the quality and objectivity of HighMark Funds' financial statements and the independent registered public accounting firm therefor; and (c) to act as a liaison between HighMark Funds' independent registered public accounting firm and the full Board of Trustees. The members of the Audit Committee are David Goldfarb (Chair), Thomas Braje, Evelyn Dilsaver and David Benkert (Ex Officio). The Audit Committee met 4 times during the last fiscal year. The functions of the Governance Committee are: (a) to identify candidates to fill vacancies on the Board of Trustees; and (b) to review and make recommendations to the Board of Trustees regarding certain matters relating to the operation of the Board of Trustees and its committees, including Board size, composition and chairmanship; policies regarding Trustee independence, ownership of Fund shares, compensation and retirement; and the structure, responsibilities, membership and chairmanship of Board committees. The members of the Governance Committee are Robert Whitler (Chair), Michael Noel, Earle Malm and David Benkert (Ex Officio). The Governance Committee met 4 times during the last fiscal year. The Governance Committee does not currently have procedures in place for the consideration of nominees recommended by shareholders.

      The following table sets forth certain information concerning each Board member and executive officer of HighMark Funds.

                                                                                              NUMBER OF
                                                                                            PORTFOLIOS IN
                                                                                           HIGHMARK FUNDS
                         POSITION(S)    TERM OF OFFICE                                         COMPLEX             OTHER
                          HELD WITH      AND LENGTH OF                                       OVERSEEN BY       DIRECTORSHIPS
  NAME, ADDRESS,(1)       HIGHMARK           TIME            PRINCIPAL OCCUPATION(S)            BOARD          HELD BY BOARD
       AND AGE              FUNDS          SERVED(2)           DURING PAST 5 YEARS            MEMBER(3)          MEMBER(4)
--------------------   --------------   --------------   -------------------------------   --------------   ------------------
INDEPENDENT TRUSTEES

DAVID BENKERT          Trustee,           Since 03/04    From April 1, 1992 to present,          24                None
Age: 50                Chairman                          Principal, Navigant Consulting,
                                                         Inc. (Financial Consulting -
                                                         Healthcare).

                                                                                                 NUMBER OF
                                                                                               PORTFOLIOS IN
                                                                                              HIGHMARK FUNDS
                            POSITION(S)    TERM OF OFFICE                                         COMPLEX             OTHER
                             HELD WITH      AND LENGTH OF                                       OVERSEEN BY       DIRECTORSHIPS
   NAME, ADDRESS,(1)          HIGHMARK          TIME            PRINCIPAL OCCUPATION(S)            BOARD          HELD BY BOARD
        AND AGE                FUNDS          SERVED(2)           DURING PAST 5 YEARS            MEMBER(3)          MEMBER(4)
-----------------------   --------------   --------------   -------------------------------   --------------   ------------------
THOMAS L. BRAJE           Trustee,           Since 06/87    Prior to retirement in October          24                None
Age: 65                   Vice Chairman                     1996, Vice President and Chief
                                                            Financial Officer of Bio Rad
                                                            Laboratories, Inc.

EVELYN DILSAVER           Trustee            Since 01/08    Formerly Executive Vice                 24             Longs Drug
Age: 53                                                     President for The Charles                          Corporation (LDG);
                                                            Schwab Corporation, and                            Aeropostale, Inc.
                                                            President and Chief Executive                            (ARO)
                                                            Officer of Charles Schwab
                                                            Investment Management. Prior to
                                                            July 2004, Senior Vice
                                                            President, Asset Management
                                                            Products and Services. Prior to
                                                            July 2003, Executive Vice
                                                            President - Chief Financial
                                                            Officer and Chief
                                                            Administrative Officer for U.S.
                                                            Trust Company, a subsidiary of
                                                            The Charles Schwab Corporation.

DAVID A. GOLDFARB         Trustee            Since 06/87    Partner, Goldfarb & Simens,             24                None
Age: 65                                                     Certified Public Accountants.

MICHAEL L. NOEL           Trustee            Since 12/98    President, Noel Consulting              24            Avista Corp.
Age: 67                                                     Company since 1998. Member,                              (AVA)
                                                            Saber Partners (financial
                                                            advisory firm) since 2002.
                                                            Member, Board of Directors,
                                                            Avista Corp. (utility company),
                                                            since January 2004. Member,
                                                            Board of Directors, SCAN Health
                                                            Plan, since 1997. From April
                                                            1997 to December 1998, Member
                                                            of HighMark Funds Advisory
                                                            Board.

                                                                                                 NUMBER OF
                                                                                               PORTFOLIOS IN
                                                                                              HIGHMARK FUNDS
                            POSITION(S)    TERM OF OFFICE                                         COMPLEX             OTHER
                             HELD WITH      AND LENGTH OF                                       OVERSEEN BY       DIRECTORSHIPS
   NAME, ADDRESS,(1)          HIGHMARK          TIME            PRINCIPAL OCCUPATION(S)            BOARD          HELD BY BOARD
        AND AGE                FUNDS          SERVED(2)           DURING PAST 5 YEARS            MEMBER(3)          MEMBER(4)
-----------------------   --------------   --------------   -------------------------------   --------------   ------------------
ROBERT M. WHITLER         Trustee            Since 12/98    From April 1997 to April 2002,          24                None
Age: 69                                                     Director, Current Income
                                                            Shares, Inc. (closed-end
                                                            investment company). From April
                                                            1997 to December 1998, Member
                                                            of HighMark Funds Advisory
                                                            Board. Prior to retirement in
                                                            1996, Executive Vice President
                                                            and Chief Trust Officer of
                                                            Union Bank of California, N.A.

INTERESTED BOARD MEMBERS AND OFFICERS

EARLE A. MALM II*         Trustee;          Since 12/05     President, Chief Executive              24                N/A
350 California Street     President         (President);    Officer and Director of the
San Francisco, CA 94104                      since 1/08     Adviser since October 2002.
Age: 58                                      (Trustee)      Chairman of the Board of the
                                                            Adviser since February 2005.

COLLEEN CUMMINGS          Controller         Since 12/07    Vice President and Director,            N/A               N/A
4400 Computer Drive       and Chief                         Client Services Administration,
Westborough, MA 01581     Financial                         PFPC Inc. since 2004. Senior
Age: 36                   Officer                           Manager, Fund Administration,
                                                            PFPC Inc. from 1998 to 2004.

PAMELA O'DONNELL          Treasurer          Since 12/05    Vice President and Director of          N/A               N/A
350 California Street                                       Mutual Funds Administration of
San Francisco, CA 94104                                     the Adviser since 2005. Vice
Age: 43                                                     President of Operations and
                                                            Client Service of the Adviser
                                                            from 2003 to 2005. Vice
                                                            President of Finance and
                                                            Administration of MiFund, Inc.
                                                            from March 2000 to May 2002.

                                                                                                 NUMBER OF
                                                                                               PORTFOLIOS IN
                                                                                              HIGHMARK FUNDS
                            POSITION(S)    TERM OF OFFICE                                         COMPLEX             OTHER
                             HELD WITH      AND LENGTH OF                                       OVERSEEN BY       DIRECTORSHIPS
   NAME, ADDRESS,(1)          HIGHMARK          TIME            PRINCIPAL OCCUPATION(S)            BOARD          HELD BY BOARD
        AND AGE                FUNDS          SERVED(2)           DURING PAST 5 YEARS            MEMBER(3)          MEMBER(4)
-----------------------   --------------   --------------   -------------------------------   --------------   ------------------
CATHERINE M. VACCA        Chief              Since 09/04    Senior Vice President and Chief         N/A               N/A
350 California Street     Compliance                        Compliance Officer of the
San Francisco,            Officer                           Adviser since July 2004. From
CA 94104                                                    December 2002 to July 2004,
Age: 51                                                     Vice President and Chief
                                                            Compliance Officer, Wells Fargo
                                                            Funds Management, LLC. From
                                                            November 2000 to February 2002,
                                                            Vice President and Head of Fund
                                                            Administration, Charles Schwab
                                                            & Co., Inc.

DAVID JAMES               Secretary          Since 12/07    Vice President and Counsel of           N/A               N/A
99 High Street, 27th                                        PFPC Inc. since June 2006.
Floor Boston, MA 02110                                      Counsel and Assistant Vice
Age: 37                                                     President at State Street Bank
                                                            and Trust Company from June
                                                            2000 through December 2004.
                                                            Retired during 2005.

R. GREGORY KNOPF          Vice President     Since 09/04    Managing Director of the                N/A               N/A
445 S. Figueroa Street    and Assistant                     Adviser since 1998.
Suite #306                Secretary
Los Angeles, CA 90071
Age: 58

(1) Each Trustee may be contacted by writing to the Trustee c/o HighMark Funds, 350 California Street, Suite 1600, San Francisco, CA 94104.

(2) Each Trustee shall hold office during the lifetime of HighMark Funds until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with HighMark Funds' Declaration of Trust.

     The president, treasurer and secretary shall hold office for a one year term and until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns, is removed, or becomes disqualified in accordance with HighMark Funds' Amended and Restated Code of Regulations.

(3) The "HighMark Funds Complex" consists of all registered investment companies for which HighMark Capital Management, Inc. serves as investment adviser.

(4) Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

* Earle Malm is an "interested person" under the 1940 Act by virtue of his position with HighMark Capital Management, Inc.

     The following table discloses the dollar range of equity securities beneficially owned by each Trustee (i) in each Fund and (ii) on an aggregate basis in any registered investment companies overseen by the Trustee within the same family of investment companies as HighMark Funds as of December 31, 2007.


                                         AGGREGATE DOLLAR RANGE OF EQUITY
                                           SECURITIES IN ALL REGISTERED
                      DOLLAR RANGE OF    INVESTMENT COMPANIES OVERSEEN BY
                     EQUITY SECURITIES           TRUSTEE IN FAMILY
NAME OF TRUSTEE(1)      IN THE FUNDS          OF INVESTMENT COMPANIES
------------------   -----------------   --------------------------------
David Benkert               None                  $10,001-$50,000
Thomas L. Braje             None                    >$100,000*
Evelyn Dilsaver(2)          None                       None
David A. Goldfarb           None                    >$100,000*(3)
Earle A. Malm II            None                    >$100,000*
Michael L. Noel             None                    >$100,000*(3)
Robert M. Whitler           None                    >$100,000*(3)


*    denotes greater than

(1) Does not include Joseph C. Jaeger, who retired from the Board of Trustees on December 31, 2007.

(2) Evelyn Dilsaver began serving as a member of the Board of Trustees on January 1, 2008.

(3) Separate from the amounts disclosed in the table, pursuant to the deferred payment arrangements described below, as of December 31, 2007, the market value of fees deferred by Mr. Goldfarb invested in HighMark Bond Fund and HighMark Growth & Income Allocation Fund totaled approximately $57,000; the market value of fees deferred by Mr. Noel invested in HighMark Capital Growth Allocation Fund totaled approximately $98,000 and the market value of fees deferred by Mr. Whitler invested in HighMark Core Equity Fund, HighMark Capital Growth Allocation Fund and HighMark Growth & Income Allocation Fund totaled approximately $129,000.


     As of December 31, 2007, none of the Independent Trustees or their immediate family members beneficially owned any securities in any investment adviser or principal underwriter of HighMark Funds, or in any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of HighMark Funds. Mr. Goldfarb has an unsecured line of credit with Union Bank of California, the parent company of the Funds' investment adviser, HighMark Capital Management, Inc., with a limit of $100,000 and an interest rate of 1% over the prime rate. As of December 31, 2007, the amount outstanding was approximately $60,000. The largest amount outstanding at any time during the two most recently completed calendar years was approximately $60,000. Goldfarb & Simens, an accounting firm of which Mr. Goldfarb is a partner, has an unsecured line of credit with Union Bank of California with a limit of $600,000 and an interest rate of 1% over the prime rate. The line of credit was obtained in 1987 and the largest amount outstanding at any time was $575,000. As of December 31, 2007, the amount outstanding was approximately $450,000. Mr. Whitler is paid an annual stipend from a deferred compensation plan that he elected to participate in while an employee of Union Bank of California prior to his retirement in 1996. As of December 31, 2007, the amount outstanding in the deferred compensation account was approximately $231,600. Mr. Whitler received payments from the deferred compensation account totaling approximately $73,790, $74,088 and $72,859 for the years ended December 31, 2008, 2007 and 2006, respectively. Mr. Whitler expects to receive annual payments from the account of approximately $62,000 for 2009, $61,000 for 2010 and $47,000 for 2011.


     The Trustees of HighMark Funds receive quarterly retainer fees and fees and expenses for each meeting of the Board of Trustees attended. No employee, officer or stockholder of HighMark Capital Management, Inc., PFPC Inc. and/or PFPC Distributors, Inc. other than the Trust's Chief Compliance Officer, receives any compensation directly from HighMark Funds for serving as a Trustee and/or officer. HighMark Capital Management, Inc., PFPC Inc. and PFPC Distributors, Inc. receive administration, sub-administration, shareholder servicing and/or distribution fees directly or indirectly from each of the Funds. See "Administrator and Sub-Administrator" and "Distributor" below.

     The following table lists the officers of HighMark Funds who hold positions with affiliated persons or the principal underwriter of HighMark Funds:

NAME               POSITION HELD WITH AFFILIATED PERSON OR PRINCIPAL UNDERWRITER
----------------   -------------------------------------------------------------
Earle A. Malm II   HighMark Capital Management, Member of the Board of
                   Directors, Chairman of the Board, President and Chief
                   Executive Officer

Pamela O'Donnell   HighMark Capital Management, Vice President and Director of
                   Mutual Funds Administration

Catherine Vacca    HighMark Capital Management, Senior Vice President, Chief
                   Compliance Officer and Assistant Secretary

Colleen Cummings   PFPC Inc., Vice President and Director, Client Service
                   Administration

David James        PFPC Inc., Vice President and Counsel

R. Gregory Knopf   HighMark Capital Management, Senior Vice President and
                   Managing Director

     During the fiscal year ended July 31, 2007, fees paid (or deferred in lieu of current payment) to the Independent Trustees for their services as Trustees aggregated $311,750. This amount includes $57,750 in fees paid to Joseph C. Jaeger, who retired from the Board of Trustees on December 31, 2007. Earle Malm, as an Interested Board Member, is not paid compensation by HighMark Funds. The following table sets forth information concerning amounts paid and retirement benefits accrued during the fiscal year ended July 31, 2007:

                                                 PENSION OR
                                AGGREGATE        RETIREMENT                         TOTAL COMPENSATION
                              COMPENSATION    BENEFITS ACCRUED   ESTIMATED ANNUAL        FROM FUND
          NAME AND            FROM HIGHMARK    AS PART OF FUND     BENEFITS UPON      COMPLEX PAID TO
        POSITION(1)              FUNDS(2)         EXPENSES          RETIREMENT      TRUSTEE OR OFFICER
---------------------------   -------------   ----------------   ----------------   ------------------
David Benkert, Trustee         $ 50,000             None               None             $ 50,000
Thomas L. Braje, Trustee       $ 51,500             None               None             $ 51,500
Evelyn Dilsaver, Trustee(3)    $      0             None               None             $      0
David A. Goldfarb, Trustee     $ 54,500             None               None             $ 54,500
Michael L. Noel, Trustee       $ 48,000             None               None             $ 48,000
Robert M. Whitler, Trustee     $ 50,000             None               None             $ 50,000
Catherine Vacca, Chief
   Compliance Officer          $164,641(4)          None               None             $164,641(4)

----------
(1) Does not include Joseph C. Jaeger, who retired from the Board of Trustees on December 31, 2007.

(2) David A. Goldfarb, Michael L. Noel and Robert M. Whitler deferred receipt of $18,000, $48,000 and $31,300, respectively, of such compensation pursuant to the fee deferral arrangements described below.

(3) Evelyn Dilsaver joined the Board of Trustees on January 1, 2008 and did not receive any fees or retirement benefits during the fiscal year ended July 31, 2007.

(4) Reflects only the portion of Ms. Vacca's compensation and benefits reimbursed by HighMark Funds to HighMark Capital Management, Inc.

     HighMark Funds provides no pension or retirement benefits to the Trustees but has adopted a deferred payment arrangement under which each Trustee who is to receive fees from HighMark Funds may elect not to receive such fees on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have if they had been invested in one or more series of HighMark Funds on the normal payment date for such fees. For a summary of the series of HighMark Funds chosen by the Trustees electing to defer payment, please see the first footnote to the table above describing the dollar range of equity securities in series of HighMark Funds owned by each Trustee.

CODES OF ETHICS

     HighMark Funds, HighMark Capital Management, Inc. and PFPC Distributors, Inc. have each adopted a code of ethics ("Codes of Ethics") pursuant to Rule 17j-1 of the 1940 Act, and these Codes of Ethics permit personnel covered by the Codes of Ethics to invest in securities, including securities that may be purchased or held by each Fund, subject to certain restrictions and reporting requirements.

INVESTMENT ADVISER

     Investment advisory and management services are provided to each of the Funds by HighMark Capital Management, Inc. (the "Adviser"), pursuant to an investment advisory agreement between the Adviser and HighMark Funds dated September 1, 1998 (the "Investment Advisory Agreement"). The Adviser is a subsidiary of Union Bank of California, N.A., a subsidiary of UnionBanCal Corporation. The Adviser is a California corporation registered under the Investment Advisers Act of 1940. Union Bank of California serves as custodian for each of the Funds and all other series of HighMark Funds. See "Transfer Agent, Custodian and Fund Accounting Services" below. HighMark Capital Management, Inc. also serves as administrator to each of the Funds and all other series of HighMark Funds. See "Administrator and Sub-Administrator" below.

     Unless sooner terminated, the Investment Advisory Agreement will continue in effect as to each particular Fund from year to year if such continuance is approved at least annually by HighMark Funds' Board of Trustees or by vote of a majority of the outstanding Shares of such Fund (as defined above under INVESTMENT RESTRICTIONS - Voting Information), and a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement is terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Adviser. The Investment Advisory Agreement terminates automatically in the event of any assignment, as defined in the 1940 Act.

     Depending on the size of the Fund, fees payable under the Investment Advisory Agreement may be higher than the advisory fee paid by most mutual funds, although the Board of Trustees believes it will be comparable to advisory fees paid by many funds having similar objectives and policies. The Adviser may from time to time agree to voluntarily reduce its advisory fee, however, it is not currently doing so for each Fund. While there can be no assurance that the Adviser will choose to make such an agreement, any voluntary reductions in the Adviser's advisory fee will lower the Fund's expenses, and thus increase the Fund's yield and total return, during the period such voluntary reductions are in effect.

     The Investment Advisory Agreement provides that the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by HighMark Funds in connection with the Adviser's services under the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.

     For the services provided and expenses assumed by the Adviser pursuant to the Investment Advisory Agreement, the Adviser is entitled to receive fees from each Fund as described in that Fund's Prospectus. The Funds will commence operations after the date of this Statement of Additional Information; therefore, as of the date hereof, the Adviser has not received any fees from the Funds.

PORTFOLIO MANAGERS

     OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS

     The following table shows the number and assets of other investment accounts (or portions of investment accounts) that each Fund's portfolio managers managed as of July 31, 2007 as provided by the Adviser.

                    OTHER SEC-REGISTERED OPEN-   OTHER POOLED INVESTMENT
                     END AND CLOSED-END FUNDS           VEHICLES               OTHER ACCOUNTS
                    --------------------------   -----------------------   ----------------------
                      Number of   Assets (in      Number of   Assets (in   Number of   Assets (in
PORTFOLIO MANAGER      accounts   thousands)       accounts   thousands)    accounts   thousands)
-----------------     ---------   ----------      ---------   ----------   ---------   ----------
George Rokas              2        $160,663           0           $0            7        $60,334
Kenneth Wemer             2        $160,663           0           $0           12        $61,171

     OWNERSHIP OF SECURITIES

     The Funds will commence operations after the date of this Statement of Additional Information; therefore, as of the date hereof, no portfolio manager has a beneficial interest in the Funds.

     COMPENSATION

     As of July 31, 2007, each of the portfolio managers receives a salary from the Adviser and participates in the Adviser's incentive compensation plan, which is an annual plan that pays a cash bonus. The portfolio managers are also eligible to participate in the Adviser's long-term incentive compensation plan, which is paid in a combination of restricted shares of stock of UnionBanCal Corporation and deferred cash. A portfolio manager's bonus is a percentage of his or her salary and is generally based on (1) an evaluation of the manager's investment performance, (2) achievement of budgeted financial goals and (3) meeting of business objectives determined by a portfolio manager's direct supervisor. In evaluating investment performance, the Adviser generally considers the one-, two- and three-year performance of mutual funds and other accounts under a portfolio manager's oversight relative, solely or in part, to certain peer groups and/or market indices. A portfolio manager may also be compensated for providing securities analysis for certain HighMark Funds, where applicable.

     POTENTIAL CONFLICTS OF INTEREST IN MANAGING MULTIPLE ACCOUNTS

     Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which the Adviser believes are faced by investment professionals at most major financial firms. The Adviser and the Board of Trustees of HighMark Funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

     The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts.

     These potential conflicts may include, among others:

- The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

- The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

- The trading of other accounts could be used to benefit higher-fee accounts (front-running).

- The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

     Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts.

     A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Adviser's trading desk, as applicable, may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

     "Cross trades," in which one Adviser account, as applicable, sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. The Adviser and HighMark Funds' Board of Trustees have adopted compliance procedures that provide that any transactions between a Fund and another Adviser-advised account are to be made at an independent current market price, as required by law.

     Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

     A Fund's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

     A Fund's portfolio manager may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Fund. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

     The Adviser or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the Adviser and its affiliates.

     A Fund's portfolio manager may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Fund and other accounts. In addition, a Fund's portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel of the Adviser, including a Fund's portfolio manager(s), are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by the Adviser and HighMark Funds that contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds.

PORTFOLIO TRANSACTIONS

     Pursuant to the Investment Advisory Agreement, the Adviser determines, subject to the general supervision of the Board of Trustees of HighMark Funds and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers are to be eligible to execute its portfolio transactions. Purchases and sales of portfolio securities for the Treasury Plus Money Market Fund usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Securities purchased by the Fundamental Equity Fund will generally involve the payment of a brokerage fee. While the Adviser generally seeks competitive spreads or commissions on behalf of each of the Funds, the Funds may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

     Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokerage will at times be allocated to firms that supply research, statistical data and other services when the terms of the transaction and the capabilities of different broker/dealers are consistent with the guidelines set forth in Section 28(e) of the Securities Exchange Act of 1934. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the advisory fees payable to the Adviser by HighMark Funds. Such information may be useful to the Adviser in serving both HighMark Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to HighMark Funds.

     To the extent permitted by applicable rules and regulations, the Adviser may execute portfolio transactions involving the payment of a brokerage fee through the Adviser and its affiliates. As required by Rule 17e-1 under the 1940 Act, the Funds have adopted procedures which provide that commissions paid to such affiliates must be fair and reasonable compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions. The procedures also provide that the Board of Trustees will review reports of such affiliated brokerage transactions in connection with the foregoing standard. HighMark Funds will not acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with, Union Bank of California, or its affiliates, and will not give preference to correspondents of Union Bank of California with respect to such securities, savings deposits, repurchase agreements and reverse repurchase agreements.

     Investment decisions for each Fund are made independently from those for the other Funds or any other investment company, investment portfolio or account managed by the Adviser. However, any such other investment company, investment portfolio or account may invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another series of HighMark Funds, investment company, investment portfolio or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner that the Adviser believes to be equitable to the Fund, all other series of HighMark Funds and such other investment company, investment portfolio or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds or for other investment companies, investment portfolios or accounts in order to obtain best execution. As provided in the Investment Advisory Agreement, in making investment recommendations for HighMark Funds, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by HighMark Funds is a customer of the Adviser, its parent or its subsidiaries or affiliates and, in dealing with its commercial customers, the Adviser, its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by HighMark Funds.

     The Funds will commence operations after the date of this Statement of Additional Information; therefore, as of the date hereof, the Funds have not paid any brokerage commissions, directed any brokerage transactions or acquired securities by "regular broker-dealers."

ADMINISTRATOR AND SUB-ADMINISTRATOR

     HighMark Capital Management, Inc., in addition to serving as investment adviser, serves as administrator (the "Administrator") to each series of HighMark Funds pursuant to the administrative services agreement dated as of December 10, 2007 between HighMark Funds and HighMark Capital Management, Inc. (the "Administration Agreement"). Prior to December 10, 2007, HighMark Funds and HighMark Capital Management, Inc. were party to an administrative services agreement dated December 1, 2005 (the "Prior Administration Agreement). Prior to December 1, 2005, HighMark Capital Management, Inc. served as sub-administrator to each series of HighMark Funds pursuant to an agreement with SEI Investments Global Funds Services (formerly, "SEI Investments Mutual Funds Services").

     Pursuant to the Administration Agreement, HighMark Capital Management, Inc. provides each series of HighMark Funds with all administrative services necessary or appropriate for the operation of HighMark Funds, including recordkeeping and regulatory reporting, regulatory compliance, blue sky, tax reporting, transmission of regular shareholder communications, supervision of third party service providers and fund accounting services, all suitable office space for HighMark Funds, all necessary administrative facilities and equipment, and all personnel necessary for the efficient conduct of the affairs of HighMark Funds. As described below, HighMark Capital Management, Inc. has delegated part of its responsibilities under the Administration Agreement to PFPC Inc.

     HighMark Capital Management, Inc. is entitled to a fee, which is calculated daily and paid monthly in arrears, at an annual rate of 0.15% of the first $8 billion of the average daily net assets of HighMark Funds and 0.14% of such average daily net assets in excess of $8 billion. Under the Prior Administration Agreement, HighMark Capital Management, Inc. was entitled to a fee, which was calculated daily and paid monthly in arrears, at an annual rate of 0.15% of the first $10 billion of the average daily net assets of HighMark Funds and 0.145% of such average daily net assets in excess of $10 billion.

     As part of the Administration Agreement, HighMark Capital Management, Inc. is responsible for certain fees charged by HighMark Funds' transfer agent and certain routine legal expenses incurred by HighMark Funds and its series.

     Unless sooner terminated as provided in the Administration Agreement (and as described below), the Administration Agreement will continue in effect until December 31, 2008. The Administration Agreement thereafter shall be renewed automatically for successive annual terms unless written notice not to renew is given by either party at least 120 days prior to the expiration of the then-current term. The Administration Agreement is terminable prior to the expiration of the current term by either party, in the event of a material breach of the Administration Agreement, upon the giving of written notice, specifying the date of termination, provided such notice is given at least 45 days prior to the specified date of termination and the breaching party has not remedied such breach by the specified date.

     The Administration Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of HighMark Capital Management, Inc., or the reckless disregard by HighMark Capital Management, Inc. of its obligations and duties under the Administration Agreement, HighMark Capital Management, Inc. shall not be subject to any liability to HighMark Funds, for any act or omission in the course of, or connected with, the rendering of services under the Administration Agreement. So long as HighMark Capital Management, Inc. acts with good faith and due diligence, HighMark Funds will indemnify HighMark Capital Management, Inc. from and against any and all actions, suits and claims, and all losses, fees and expenses arising directly or indirectly from its administration relationship with HighMark Funds or other services rendered to HighMark Funds. HighMark Funds is not obligated to indemnify HighMark Capital Management, Inc. for any liability to which it would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

     PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as sub-administrator (the "Sub-Administrator") and accounting agent pursuant to a sub-administration agreement dated as of December 3, 2007, between HighMark Capital Management, Inc. and PFPC Inc. (the "Sub-Administration Agreement"). Under the Sub-Administration Agreement, the Sub-Administrator (a) assists in supervising all aspects of all series of HighMark Funds' operations except those performed by the Administrator or Adviser; (b) supplies all series of HighMark Funds with office facilities (which may be in the Sub-Administrator's own offices), statistical and research data, data processing services, clerical, accounting and bookkeeping services, including but not limited to the calculation of the NAV of each class of each series of HighMark Funds and regulatory administration services and administrative services; (c) prepares and distributes materials for all meetings of the Board of Trustees, including the mailing of all materials for the Board of Trustees, collates the same materials into the books for the Board of Trustees and assists in the drafting of minutes of the meetings of the Board of Trustees; (d) prepares reports to each series of HighMark Funds' shareholders, tax returns and reports to and filings with the SEC and state "Blue Sky" authorities; (e) maintains each series of HighMark Funds' accounting books and records; (f) provides compliance testing of all the Trust's activities against applicable requirements of the 1940 Act and the rules thereunder, the Code and the Trust's investment restrictions; (g) furnishes to the Adviser certain statistical and other factual information and (h) generally provides all administrative services that may be required for the ongoing operation of the Trust in a manner consistent with the requirements of the 1940 Act.

     The Administrator pays PFPC Inc. for the services it provides at the annual rate of .025% of the first $8 billion of the Trust's aggregate average net assets and .015% of the Trust's aggregate average net assets in excess of $8 billion. The Sub-Administration Agreement further provides that PFPC Inc. will be paid certain compliance support and filing service fees, as well as blue sky registration filing fees and out of pocket expenses.

     PFPC Inc. is an indirect, wholly-owned subsidiary of The PNC Financial Services Group, Inc. ("PNC"). PNC's major businesses include regional community banking, corporate banking, real estate finance, asset-based lending, wealth management, asset management and global fund processing services.

     The Funds will commence operations after the date of this Statement of Additional Information; therefore, as of the date hereof, the Adminstrator has not received any fees from the Funds.

     Prior to December 1, 2005, SEI Investments Global Funds Services, a Delaware statutory trust and wholly-owned subsidiary of SEI Investments Company with principal business offices at 1 Freedom Valley Drive, Oaks, Pennsylvania 19456, served as the administrator to each series of HighMark Funds pursuant to a prior administration agreement with HighMark Funds dated February 15, 1997.

     The Funds will commence operations after the date of this Statement of Additional Information; therefore, as of the date hereof, SEI Global Fund Services did not receive any fees from the Funds.

GLASS-STEAGALL ACT

     The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, the Adviser's activities remain subject to, and may be limited by, applicable federal banking law and regulations. The Adviser believes that it possesses the legal authority to perform the services for the Funds contemplated by the Investment Advisory Agreement and described in the Prospectuses and this Statement of Additional Information and has so represented in the Investment Advisory Agreement. HighMark Capital Management, Inc. also believes that it may perform administration services on behalf of each Fund, for which it receives compensation from HighMark Funds without a violation of applicable banking laws and regulations. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could prevent or restrict the Adviser from continuing to perform such services for HighMark Funds. Depending upon the nature of any changes in the services that could be provided by the Adviser, the Board of Trustees of HighMark Funds would review HighMark Funds' relationship with the Adviser and consider taking all action necessary in the circumstances.

     Should further legislative, judicial or administrative action prohibit or restrict the activities of Union Bank of California, the Adviser, its affiliates, and its correspondent banks in connection with Customer purchases of Shares of HighMark Funds, such Banks might be required to alter materially or discontinue the services offered by them to Customers. It is not anticipated, however, that any change in HighMark Funds' method of operations would affect its net asset value per Share or result in financial losses to any Customer.

SHAREHOLDER SERVICES PLANS

     HighMark Funds has adopted Shareholder Services Plans for Fiduciary Shares and Class A Shares (collectively, the "Services Plans") pursuant to which a Fund is authorized to pay compensation to financial institutions (each a "Service Provider"), which may include PFPC Distributors, Inc., Bank of Tokyo-Mitsubishi UFJ Trust Company, Union Bank of California, N.A., HighMark Capital Management, Inc. or their respective affiliates, that agree to provide or to compensate other service providers to provide certain shareholder support services for their customers or account holders who are the beneficial or record owners of Shares of a Fund. In the case of Fiduciary Shares, HighMark Capital Management, Inc. has been designated a "Master Service Provider" who, in consideration for such services, is compensated by a Fund at a maximum annual rate of up to 0.25% of the average daily net asset value of the Fiduciary Shares of such Fund. The Master Service Provider in turn compensates any other Service Provider providing shareholder services pursuant to the Fiduciary Shares Service Plan, as applicable. Such compensation is the sole obligation of the Master Service Provider. The amount payable to a Master Service Provider is not limited by the amount of expenses incurred by the Master

Service Provider or any other Service Provider engaged by the Master Service Provider. In the case of Class A Shares, in consideration for such services, a Service Provider is compensated by a Fund at a maximum annual rate of up to 0.25% of the average daily net asset value of the applicable class of Shares of such Fund.

     A Service Provider may waive such fees at any time. Any such waiver is voluntary and may be terminated at any time. Currently, fees payable pursuant to the Service Plans are being waived to the rate of 0.15% of average daily net assets for the Fiduciary and Class A Shares of the Fundamental Equity Fund and 0.05% for the Fiduciary and Class A Shares of the Treasury Plus Money Market Fund.

     The servicing agreements adopted under the Services Plans (the "Servicing Agreements") require the Service Provider receiving such compensation to perform certain shareholder support services as set forth in the Servicing Agreements with respect to the beneficial or record owners of Shares of one or more of the Funds. Such shareholder support services may include, but are not limited to,
(i) maintaining shareholder accounts; (ii) providing information periodically to shareholders showing their positions in Shares; (iii) arranging for bank wires;
(iv) responding to shareholder inquiries relating to the services performed by the Service Provider; (v) responding to inquiries from shareholders concerning their investments in Shares; (vi) forwarding shareholder communications from HighMark Funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; (vii) processing purchase, exchange and redemption requests from shareholders and placing such orders with HighMark Funds or its service providers; (viii) assisting shareholders in changing dividend options, account designations, and addresses; (ix) providing subaccounting with respect to Shares beneficially owned by shareholders; (x) processing dividend payments from HighMark Funds on behalf of the shareholders; (xi) providing information regarding fund performance, market trends and other information to shareholders through the internet and/or through written and oral communications, hosting fund websites for shareholder access and information and providing data feeds;
(xii) providing assistance to shareholders and financial intermediaries, including affiliates, regarding shareholder accounts, as needed; and (xiii) providing such other similar services as HighMark Funds may reasonably request to the extent that the service provider is permitted to do so under applicable laws or regulations.

EXPENSES

     HighMark Funds' service providers bear all expenses in connection with the performance of their respective services, except that each Fund will bear expenses including, but not limited to, the following, relating to its operations: taxes, interest, brokerage fees and commissions, if any, fees and travel expenses of Trustees who are not partners, officers, directors, shareholders or employees of HighMark Capital Management, Inc., Union Bank of California, PFPC Inc. or PFPC Distributors, Inc., a percentage of the compensation, benefits, travel and entertainment expenses of the Chief Compliance Officer, SEC fees and state fees and expenses, NSCC trading charges, certain insurance premiums, outside and, to the extent authorized by HighMark Funds, inside auditing and legal fees and expenses, expenses in connection with the review and signing of HighMark Funds' tax returns, local tax agent fees, fees charged by rating agencies in having the Fund's Shares rated, advisory and administration fees, fees and reasonable out-of-pocket expenses of the custodian, administrator and transfer agent, fees paid to Lipper (an independent fund expenses analysis provided to the Trustees), expenses incurred for pricing securities owned by the Fund, costs of maintenance of corporate existence, typesetting and printing reports and prospectuses for regulatory purposes and for distribution to current shareholders, costs and expenses of shareholders' and Trustees' reports and meetings and any extraordinary expenses.

DISTRIBUTOR

     PFPC Distributors, Inc. (the "Distributor") is located at 760 Moore Road, King of Prussia, Pennsylvania 19406. The Distributor serves as the principal underwriter of the Funds' shares pursuant to an underwriting agreement effective January 1, 2008 (the "Underwriting Agreement") with the Trust. Pursuant to the terms of the Underwriting Agreement, the Distributor is granted the right to sell the shares of the Trust as agent for the Trust. Shares of the Trust are offered continuously.

     Under the terms of the Underwriting Agreement, the Distributor agrees to use efforts deemed appropriate by the Distributor to solicit orders for the sale of shares of the Trust and will undertake such advertising and promotions as it believes reasonable in connection with such solicitation.

     To the extent that the Distributor receives fees under the distribution plan of a Fund adopted under Rule 12b-1 under the 1940 Act (a "Distribution Plan"), the Distributor will furnish or enter into arrangements with financial intermediaries for the furnishing of marketing or sales services or for providing services to shareholders of the Funds, pursuant to such plan. Moreover, to the extent that the Distributor receives shareholder services fees under any Shareholder Services Plan adopted by the Trust, the Distributor will furnish or enter into arrangements with others for the furnishing of shareholder support services with respect to the relevant shareholders of the Trust as may be required pursuant to such plan.

     As of January 1, 2008, shares of HighMark Funds are sold by the Distributor on behalf of the Trust. The Underwriting Agreement may continue in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Underwriting Agreement provides that the Distributor, in the absence of willful misfeasance, bad faith or negligence in the performance of its duties or of reckless disregard of its obligations and duties under the agreement, will not be liable to the Trust or the Funds' shareholders for losses arising in connection with the sale of the Funds' shares.

     The Underwriting Agreement terminates automatically in the event of an assignment. The Underwriting Agreement is also terminable without payment of any penalty with respect to the Funds (i) by vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of a Fund's Distribution Plan or in the Underwriting Agreement or by vote of a majority of the outstanding voting securities of the Funds on sixty (60) days' written notice to the Distributor or (ii) by the Distributor on sixty (60) days' written notice to the Funds.

     The Funds will commence operations after the date of this Statement of Additional Information; therefore, as of the date hereof, the Distributor has not received any underwriting commissions relating to the Funds.

     THE DISTRIBUTION PLANS. Pursuant to the Distribution Plans adopted by HighMark Funds, each Fund pays the Distributor as compensation for its services in connection with the Distribution Plans a distribution fee, computed daily and paid monthly, equal to twenty-five one-hundredths of one percent (0.25%) of the average daily net assets attributable to that Fund's Class A Shares, pursuant to the Class A Distribution Plan. The Treasury Plus Money Market Fund pays a distribution fee equal to fifty-five one-hundredths of one percent (0.55%) of the average daily net assets attributable to the Fund's Class S Shares, pursuant to the Class S Distribution Plan. The Fundamental Equity Fund pays a distribution fee equal to one percent (1.00%) of the average daily net assets attributable to the Fund's Class C Shares.

     The Distributor may use the distribution fee applicable to a Fund's Class A, Class C and Class S Shares to provide distribution assistance with respect to the sale of the Fund's Class A, Class C and Class S Shares or to provide shareholder services to the holders of the Fund's Class A, Class C and Class S Shares. The Distributor may also use the distribution fee (i) to pay financial institutions and intermediaries (such as insurance companies and investment counselors but not including banks and savings and loan associations), broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the distribution of a Fund's Class A, Class C and Class S Shares to their customers or (ii) to pay banks, savings and loan associations, other financial institutions and intermediaries, broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the provision of shareholder services to their customers owning a Fund's Class A, Class C and Class S Shares. In addition, the Distributor may use the distribution fee on Class A Shares to pay
(i) compensation to its registered representatives and to sales personnel who are involved in the distribution of a Fund's Shares or the provision of shareholder services with respect to a Fund's Shares and (ii) expenses, including overhead, allocable to the activities of such representatives and personnel (including, in instances in which such representatives and personnel are employees of entities other than the Distributor, reimbursement by the Distributor to such entities of amounts paid as such compensation by such entities and related expenses, including overhead, incurred by such entities in connection with the employment and activities of such persons). All payments by the Distributor for distribution assistance or shareholder services under the Distribution Plans will be made pursuant to an agreement between the Distributor and such bank, savings and loan association, other financial institution or intermediary, broker-dealer, or affiliate or subsidiary of the Distributor (a "Servicing Agreement"; banks, savings and loan associations, other financial institutions and intermediaries, broker-dealers, or the Distributor's affiliates and subsidiaries that may enter into a Servicing Agreement are hereinafter referred to individually as a "Participating Organization"). A Participating Organization may include Union Bank of California, its subsidiaries and its affiliates.

     Participating Organizations may charge customers fees in connection with investments in a Fund on their customers' behalf. Such fees would be in addition to any amounts the Participating Organization may receive pursuant to its Servicing Agreement. Under the terms of the Servicing Agreements, Participating Organizations are required to provide their customers with a schedule of fees charged directly to such customers in connection with investments in a Fund. Customers of Participating Organizations should read this Prospectus in light of the terms governing their accounts with the Participating Organization.

     The distribution fees under the Distribution Plans will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to the Servicing Agreements entered into under the Distribution Plans. The Distributor may from time to time voluntarily reduce its distribution fees with respect to a Fund in significant amounts for substantial periods of time pursuant to an agreement with HighMark Funds. While there can be no assurance that the Distributor will choose to make such an agreement, any voluntary reduction in the Distributor's distribution fees would lower such Fund's expenses, and thus increase such Fund's yield and total returns, during the period such voluntary reductions were in effect.

     In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plans may be terminated with respect to any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Class A, Class C or Class S Shares of that Fund. The Distribution Plans may be amended by vote of HighMark Funds' Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in a Distribution Plan that would materially increase the distribution fee with respect to a class of Shares of a Fund requires the approval of the shareholders of such class of Shares of the Fund. HighMark Funds' Board of Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plans (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Distribution Plans) indicating the purposes for which such expenditures were made.

     Each Distribution Plan provides that it will continue in effect with respect to each Fund for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of the entire Board of Trustees, cast in person at a meeting called for such purpose. For so long as each of the Distribution Plans remains in effect, the selection and nomination of those trustees who are not "interested persons" of HighMark Funds (as defined in the 1940 Act) shall be committed to the discretion of the Independent Trustees.

TRANSFER AGENT AND CUSTODIAN SERVICES

     State Street Bank and Trust Company ("State Street") performs transfer agency services for the Funds and all the other series of HighMark Funds pursuant to a transfer agency and shareholder service agreement with HighMark Funds dated as of February 15, 1997 (the "Transfer Agency Agreement"). State Street has sub-contracted such services to its affiliate, Boston Financial Data Services ("BFDS"). Pursuant to the Transfer Agency Agreement and this sub-contracting arrangement, BFDS processes purchases and redemptions of each Fund's Shares and maintains each Fund's shareholder transfer and accounting records, such as the history of purchases, redemptions, dividend distributions, and similar transactions in a shareholder's account.


     Under the Transfer Agency Agreement, HighMark Funds has agreed to pay BFDS annual fees at the rate of $18,000 per Retail class/per series of HighMark Funds, $15,000 per Fiduciary class/per series of HighMark Funds and $5,000 per Class S class/per series of HighMark Funds. Effective January 1, 2007, HighMark Funds has agreed to pay BFDS annual fees at the rate of $14,000 per Retail class/per series of HighMark Funds, $9,500 per Fiduciary class/per series of HighMark Funds and $5,000 per Class S class/per series of HighMark Funds. In addition, there will be an annual account maintenance fee on direct accounts of $14.00 per account, an annual maintenance fee on broker controlled accounts of $7.00 and an additional annual IRA Custodial fee of $10.00 per social security number, as well as out-of-pocket expenses as defined in the Transfer Agency Agreement. BFDS may periodically reduce a portion of its transfer agency fee with respect to a Fund. In addition, HighMark Capital Management, Inc. has agreed to pay certain transfer agency related expenses to BFDS on behalf of the Funds and other series of HighMark Funds.


     Union Bank of California, N.A. serves as custodian to the Fund and all other series of HighMark Funds pursuant to a custodian agreement with HighMark Funds dated as of December 5, 2001 (the "Custodian Agreement"). Under the Custodian Agreement, Union Bank of California's responsibilities include safeguarding and controlling each Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on each Fund's investments.


     Under the Custodian Agreement, HighMark Funds has agreed to pay Union Bank of California a domestic custodian fee with respect to each Fund at an annual rate of 0.01% of the Fund's average daily net assets, plus certain transaction fees. Union Bank of California is also entitled to be reimbursed by HighMark Funds for its reasonable out-of-pocket expenses incurred in the performance of its duties under the Custodian Agreement. Global custody fees shall be determined on an asset and transaction basis, based on a security's country of domicile.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


     The independent registered public accounting firm to the Funds is Deloitte & Touche LLP, providing audit and tax services.


LEGAL COUNSEL

     Ropes & Gray LLP, One Embarcadero Center, Suite 2200, San Francisco, CA 94111 is legal counsel to HighMark Funds.

                             ADDITIONAL INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

     The Board of Trustees of HighMark Funds has delegated the authority to vote proxies on behalf of the Funds that own voting securities to HighMark Capital Management. A description of the proxy voting policies and procedures of HighMark Capital Management is attached as Appendix B.

DESCRIPTION OF SHARES

     HighMark Funds is a Massachusetts business trust. HighMark Funds' Declaration of Trust was originally filed with the Secretary of State of The Commonwealth of Massachusetts on March 10, 1987. The Declaration of Trust, as amended, authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, without par value. HighMark Funds' Declaration of Trust, as amended, further authorizes the Board of Trustees to establish one or more series of Shares of HighMark Funds, and to classify or reclassify the Shares of any series into one or more classes by setting or changing in any one or more respects the preferences, designations, conversion or other rights, restrictions, limitations as to dividends, conditions of redemption, qualifications or other terms applicable to the Shares of such class, subject to those matters expressly provided for in the Declaration of Trust, as amended, with respect to the Shares of each series of HighMark Funds. HighMark Funds presently consists of twenty-four series of Shares, representing units of beneficial interest in the Balanced Fund, the Cognitive Value Fund, the Core Equity Fund, the Enhanced Growth Fund, the Fundamental Equity Fund, the International Opportunities Fund, the Large Cap Growth Fund, the Large Cap Value Fund, the Small Cap Advantage Fund, the Small Cap Value Fund, the Value Momentum Fund, the Bond Fund, the Short Term Bond Fund, the California Intermediate Tax-Free Bond Fund, the National Intermediate Tax-Free Bond Fund, the 100% U.S. Treasury Money Market Fund, the California Tax-Free Money Market Fund, the Diversified Money Market Fund, the Treasury Plus Money Market Fund, the U.S. Government Money Market Fund, the Income Plus Allocation Fund, the Growth & Income Allocation Fund, the Capital Growth Allocation Fund and the Diversified Equity Allocation Fund. Pursuant to a Multiple Class Plan on file with the SEC permitting the issuance and sale of six classes of Shares in selected series of HighMark Funds, Shares of the Funds and the other series of HighMark Funds may, from time to time, be divided into as many as six classes of Shares, designated Class A, Class B, Class C, Class M, Class S and Fiduciary Shares. Effective January 31, 2004, the Class B Shares are not being offered for purchase except to existing investors in connection with the reinvestment of dividends on previously acquired Class B Shares or the exchange of Class B Shares of one series of HighMark Funds for Class B Shares of another series of HighMark Funds. The Trustees of HighMark Funds have determined that currently no conflict of interest exists among the Class A, Class B, Class C, Class M, Class S and Fiduciary Shares. On an ongoing basis, the Trustees of HighMark Funds, pursuant to their fiduciary duties under the 1940 Act and state laws, will seek to ensure that no such conflict arises.

     Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, HighMark Funds' Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of HighMark Funds, shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund that are available for distribution. Upon liquidation or dissolution of HighMark Funds, shareholders of each class of a Fund are entitled to receive the net assets of the Fund attributable to such class.

     As used in the Prospectuses and in this Statement of Additional Information, "assets belonging to a Fund" means the consideration received by HighMark Funds upon the issuance or sale of Shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of HighMark Funds not readily identified as belonging to a particular Fund that are allocated to that Fund by HighMark Funds' Board of Trustees. Such allocations of general assets may be made in any manner deemed fair and equitable, and it is anticipated that the Board of Trustees will use the relative net asset values of the respective Funds at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses of that Fund, and with a share of the general liabilities and expenses of HighMark Funds not readily identified as belonging to a particular Fund that are allocated to that Fund in proportion to the relative net asset values of the respective Funds and other series of HighMark Funds at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of HighMark Funds to the Funds or other series of HighMark Funds will be determined by the Board of Trustees and will be in accordance with generally accepted accounting principles. Determinations by the Board of Trustees as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a Fund or other series of HighMark Funds are conclusive.

     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as HighMark Funds shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of series of HighMark Funds affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of the series of HighMark Funds will be required in connection with a matter, a series will be deemed to be affected by a matter unless it is clear that the interests of the series in the matter are identical to the other series of HighMark Funds, or that the matter does not affect any interest of the series.

     Under Rule 18f-2, the approval of an investment advisory agreement or any change in fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent registered public accounting firms, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of HighMark Funds voting without regard to series.

     Although not governed by Rule 18f-2, Retail Shares and Class S Shares of a Fund have exclusive voting rights with respect to matters pertaining to the Fund's Distribution Plans.

SHAREHOLDER AND TRUSTEE LIABILITY

     Under Massachusetts law, holders of units of interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, HighMark Funds' Declaration of Trust, as amended, provides that shareholders shall not be subject to any personal liability for the obligations of HighMark Funds, and that every written agreement, obligation, instrument, or undertaking made by HighMark Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust, as amended, provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder. The Declaration of Trust, as amended, also provides that HighMark Funds shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of HighMark Funds, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which HighMark Funds itself would be unable to meet its obligations.

     The Declaration of Trust, as amended, states further that no Trustee, officer, or agent of HighMark Funds shall be personally liable in connection with the administration or preservation of the assets of the trust or the conduct of HighMark Funds' business, nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust, as amended, also provides that all persons having any claim against the Trustees or HighMark Funds shall look solely to the assets of the trust for payment.

SHARE OWNERSHIP


     As of June 12, 2008, the Funds had no Shares outstanding.


MISCELLANEOUS

     Shareholders are entitled to one vote for each Share held in a Fund as determined on the record date for any action requiring a vote by the shareholders, and a proportionate fractional vote for each fractional Share held. Shareholders of HighMark Funds will vote in the aggregate and not by series or class except (i) as otherwise expressly required by law or when HighMark Funds' Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or particular class, and (ii) only the Retail Shares or Class S Shares covered under a particular Distribution Plan will be entitled to vote on matters submitted to a shareholder vote relating to such Distribution Plan. HighMark Funds is not required to hold regular annual meetings of shareholders, but may hold special meetings from time to time.

     HighMark Funds' Trustees are elected by HighMark Funds' shareholders, except that vacancies may be filled by vote of the Board of Trustees. HighMark Funds is not required to hold meetings of shareholders for the purpose of electing Trustees except that (i) HighMark Funds is required to hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders and
(ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of HighMark Funds at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of Shares representing not less than 10% of the outstanding Shares of HighMark Funds. Upon written request by the holders of Shares representing 1% of the outstanding Shares of HighMark Funds stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, HighMark Funds will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

     HighMark Funds is registered with the SEC as a management investment company. Such registration does not involve supervision by the SEC of the management or policies of HighMark Funds.

     The Prospectuses and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC's website at www.sec.gov.

     The Prospectuses and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made.

     No salesperson, dealer, or other person is authorized to give any information or make any representation regarding the securities described herein other than information or representations contained in the Prospectuses and this Statement of Additional Information.

                                   APPENDIX A

The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by the Funds with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Fitch IBCA, Duff & Phelps ("Fitch IBCA"), and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Funds and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.

LONG-TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds) Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (1,2, and 3) in each rating category to indicate the security's ranking within the category):

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Description of the five highest long-term debt ratings by S & P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

AAA An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

Description of the three highest long-term debt ratings by Fitch IBCA:

AAA Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

Moody's description of its three highest short-term debt ratings:

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

          -    Leading market positions in well-established industries.

          -    High rates of return on funds employed.

          - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

          - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

          - Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S & P's description of its three highest short-term debt ratings:

A-1 A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Fitch IBCA's description of its three highest short-term debt ratings:

F1 Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

Short-Term Loan/Municipal Note Ratings

Moody's description of its two highest short-term loan/municipal note ratings:

MIG 1/VMIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

Short-Term Debt Ratings

Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

BankWatch(TM) Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

The TBW Short-Term Rating apply only to unsecured instruments that have a maturity of one year or less.

The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2 The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

TBW-3 The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4 The lowest rating category; this rating is regarded as non investment grade and therefore speculative.

                                   APPENDIX B

SUMMARY OF THE PROXY VOTING POLICIES AND PROCEDURES OF HIGHMARK CAPITAL
MANAGEMENT

     It is HighMark Capital Management's (HCM) policy that proxies be voted in a manner that is consistent with the interests of its clients, including each HighMark Fund.

     For all series of HighMark Funds managed by a sub-adviser pursuant to an agreement with HCM, HCM delegates proxy voting to the respective sub-adviser. HCM expects the sub-adviser to vote such proxies, as well as to maintain and make available appropriate proxy voting records, according to policies adopted by the sub-adviser which are in compliance with applicable law. As part of its sub-adviser review process, HCM will at least annually review the sub-adviser's voting policies and compliance with such policies, and will periodically monitor its proxy voting. HCM will require the sub-adviser to promptly notify HCM of any material changes to its voting policies or practices.

     For proxies to be voted by HCM, HCM utilizes the services of an outside third party, RiskMetrics Group ISS Governance Services (RiskMetrics), to vote its proxies pursuant to guidelines set by RiskMetrics and approved by HCM. RiskMetrics is an agent of HCM and HCM retains the fiduciary duty to vote the proxies in the best interest of clients. HCM expects RiskMetrics to vote such proxies, as well as to maintain and make available appropriate proxy voting records, according to policies adopted by RiskMetrics which are in compliance with applicable law. HCM will at least annually review RiskMetrics's voting policies and compliance with such policies, and will periodically monitor its proxy voting. HCM will require RiskMetrics to promptly notify HCM of any material changes to its voting policies or practices.

     For proxies to be voted by HCM, HCM, through its Investment Policy Committee (IPC), reserves the right to withdraw any proxy from RiskMetrics and to vote such proxy according to guidelines established by the IPC. HCM shall withdraw any proposed proxy vote from RiskMetrics in the event that HCM determines that the proposed vote by RiskMetrics would not be consistent with HCM's fiduciary duty to a Fund. Before deciding to vote any proxy the IPC shall determine whether HCM or any of its affiliates have a significant business, personal or family relationship that could give rise to a material conflict of interest with regard to the proxy vote. If a conflict of interest exists, HCM will retain an independent fiduciary to vote the proxy. To determine whether a material conflict exists, the IPC shall perform a reasonable investigation of information relating to possible conflicts of interest by relying on information about HCM and its affiliates that is publicly available or is generally known by HCM's employees, and on other information actually known by any IPC member. IPC members have a duty to disclose to the IPC conflicts of interest of which the member has actual knowledge but which have not been identified by the IPC in its investigation. The IPC cannot pursue investigation of possible conflicts when the information it would need is (i) non-public, (ii) subject to information blocking procedures, or (iii) otherwise not readily available to the IPC. If a director, officer or employee of HCM, not involved in the proxy voting process, contacts any IPC member for the purpose of influencing how a proxy is voted, the member has a duty to immediately disclose such contact to the IPC and the IPC shall contact legal counsel who will be asked to recommend an appropriate course of action. All appropriate records regarding proxy-voting activities are maintained by RiskMetrics. HCM makes its proxy voting records available to each Fund and its shareholders, as required by law. HCM complies with the requirements of the Advisers Act and the Investment Company Act, and rules thereunder, and the fiduciary requirements of ERISA and the Department of Labor (DOL) guidelines with respect to voting proxies.

     In some instances HCM may abstain from voting a client proxy, particularly when the effect on the client's economic interest or the value to the portfolio is insignificant or the cost of voting the proxy outweighs the benefit to the portfolio.

PART C. OTHER INFORMATION

ITEM 23. EXHIBITS

      (a)   (1)   Declaration of Trust, dated March 10, 1987, is incorporated by reference to Exhibit (1)(a) of Pre-Effective Amendment
                  No. 1 (filed May 15, 1987) to Registrant's Registration
                  Statement on Form N-1A.

            (2) Amendment to Declaration of Trust, dated April 13, 1987, is incorporated by reference to Exhibit (1)(b) of Pre-Effective Amendment No. 1 (filed May 15, 1987) to Registrant's Registration Statement on Form N-1A.

            (3) Amendment to Declaration of Trust, dated July 13, 1987, is incorporated by reference to Exhibit (1)(c) of Pre-Effective Amendment No. 2 (filed July 24, 1987) to Registrant's Registration Statement on Form N-1A.

            (4) Amendment to Declaration of Trust, dated July 30, 1987, is incorporated by reference to Exhibit (1)(d) of Pre-Effective Amendment No. 3 (filed July 31, 1987) to Registrant's Registration Statement on Form N-1A.

            (5) Amendment to Declaration of Trust, dated October 18, 1996, is incorporated by reference to Exhibit (1)(e) of Post-Effective Amendment No. 18 (filed November 8, 1996) to Registrant's Registration Statement on Form N-1A.

            (6) Amendment to Declaration of Trust, dated December 4, 1996, is incorporated by reference to Exhibit (1)(f) of Post-Effective Amendment No. 19 (filed December 13, 1996) to Registrant's Registration Statement on Form N-1A.

      (b)   (1)   Amended and Restated Code of Regulations, dated June 5, 1991, is incorporated by reference to Exhibit 2 of Post-Effective
                  Amendment No. 7 (filed September 30, 1991) to Registrant's
                  Registration Statement on Form N-1A.

            (2) Amendment to Amended and Restated Code of Regulations, dated December 4, 1991, is incorporated by reference to Exhibit 2(b) of Post-Effective Amendment No. 8 (filed September 30, 1992) to Registrant's Registration Statement on Form N-1A.

      (c)   RIGHTS OF SHAREHOLDERS

      The following portions of Registrant's Declaration of Trust incorporated as Exhibit (a) hereto, define the rights of shareholders:

      5.1   SHARES IN THE SERIES OF THE TRUST.

            A. The Trustees shall have full power and authority, in their sole discretion, without obtaining the prior approval of the Shareholders (either with respect to the Trust as a whole or with respect to any series of the Trust) by vote or otherwise, to establish one or more series of Shares of the Trust. The establishment of any such series shall be effective upon the adoption by a majority of the Trustees then in office of a resolution establishing such series and setting the voting rights, preferences, designations, conversion or other rights, restrictions, limitations as to distributions, conditions of redemption, qualifications, or other terms of the Shares of such series. The beneficial interest in each series of the Trust shall at all times be divided into full and fractional transferable Shares without par value. There is no numerical limitation on the number of Shares of a series that may be issued. The investment objective, policies, and restrictions governing the management and operations of each series of the Trust, including the management of assets belonging to any particular series, may from time to time be changed or supplemented by the Trustees, subject to the requirements of the Act. The Trustees may from time to time divide or combine the outstanding Shares of any one or more series of the Trust into a greater or lesser number without thereby changing their proportionate beneficial interests in the Trust assets allocated or belonging to such series.

                  Subject to the respective voting rights, preferences,
            participating or other special rights and qualifications, restrictions, and limitations expressly provided for in this Declaration of Trust or the Code of Regulations with respect to Shares of each series of the Trust, the Trustees have the power to classify or reclassify Shares of any series of the Trust into one or more classes by setting or changing in any one or more respects, from time to time, the preferences, designations, conversion or other rights, restrictions, limitations as to dividends, conditions of redemption, qualifications, or other terms applicable to Shares of such class. All references in this Declaration of Trust to Shares of any series of the Trust shall include and refer to the Shares of any class thereof.

            B. Shares of each series of the Trust shall have the following preferences, participating or other special rights, qualifications, restrictions and limitations:

                  (1) ASSETS BELONGING TO A SERIES. All consideration received by the Trust for the issue or sale of Shares of any series, together with all assets in which such consideration is invested or reinvested, including any proceeds derived from the sale, exchange, or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall be referred to as "assets belonging to" that series. In addition, any assets, income, earnings, profits or proceeds thereof, or funds or payments which are not readily identifiable as belonging to a particular series shall be allocated by the Trustees to one or more series (such allocation to be conclusive and binding upon the Shareholders of all series for all purposes) in such manner as they, in their sole discretion, deem fair and equitable, and shall also be referred to as "assets belonging to" such series. Such assets belonging to a particular series shall irrevocably belong for all purposes to the Shares of the series, and shall be so handled upon the books of account of the Trust. Such assets and the income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange, or liquidation thereof, and any funds or payments derived from any reinvestment of such proceeds in whatever form, are herein referred to as "assets belonging to" such a series. Shareholders of any series shall have no right, title or interest in or to the assets belonging to any other series.

                  (2) LIABILITIES BELONGING TO A SERIES. The assets belonging to any series of the Trust shall be charged with the direct liabilities in respect of such series and with all expenses, costs, charges, and reserves attributable to such series, and shall also be charged with the share of such series of the general liabilities, expenses, costs, charges, and reserves of the Trust which are not readily identifiable as belonging to a particular series in proportion to the relative net assets of the respective series, as determined at such time or times as may be authorized by the Trustees. Any such determination by the Trustees shall be conclusive and binding upon the Shareholders of all series for all purposes; provided, however, that under no circumstances shall the assets allocated or belonging to any series of the Trust be charged with liabilities directly attributable to any other series. The liabilities so charged to a series are herein referred to as "liabilities belonging to" such series. All persons who may have extended credit to a particular series or who have contracts or claims with respect to a particular series shall look only to the assets of that particular series for payment of such contracts or claims.

                  (3) LIQUIDATING DISTRIBUTIONS. In the event of the termination of the Trust or a particular series thereof and the winding up of its affairs, the Shareholders of the Trust or such particular series shall be entitled to receive out of the assets of the Trust or belonging to the particular series, as the case may be, available for distribution to Shareholders, but other than general assets not belonging to any particular series of the Trust, the assets belonging to such series; and the assets so distributable to the Shareholders of any series shall be distributed among such Shareholders in proportion to the number of Shares of such series held by them and recorded in their names on the books of the Trust. In the event that there are any general assets not belonging to any particular series of the Trust available for distribution, such distribution shall be made to the Shareholders of all series subject to such termination and winding up in proportion to the relative net assets of the respective series determined as hereinafter provided and the number of Shares of such series held by them and recorded in their names on the books of the Trust.

                  (4) DIVIDENDS AND DISTRIBUTIONS. Shares of each series shall be entitled to such dividends and distributions in Shares or in cash or both, as may be declared from time to time by the Trustees, acting in their sole discretion, with respect to such series, provided, however, that dividends and distributions on Shares of a particular series shall be paid only out of the lawfully available "assets belonging to" such series as such term is defined in this Declaration of Trust.

      5.2 PURCHASE OF SHARES. The Trustees may accept investments in each series of the Trust from such Persons for such consideration and on such other terms as they may from time to time authorize. The Trust may reject any order for, or refuse to give effect on the books of the Trust to the transfer of, any Shares as permitted under the Act. Each such investment shall be credited to the Shareholder's account in the form of full and fractional Shares of the appropriate series of the Trust, at the net asset value per Share next computed after receipt of the investment.

      5.3 NET ASSET VALUE PER SHARE. The net asset value per Share of each series of the Trust shall be computed at such time or times as the Trustees may specify pursuant to the Act. Assets shall be valued and net asset value per Share shall be determined by such Person or Persons as the Trustees may appoint under the supervision of the Trustees in such manner not inconsistent with the Act and any orders of the Securities and

      Exchange Commission received by the Trust, as the Trustees may determine.

      5.4 OWNERSHIP OF SHARES. The ownership of Shares shall be recorded separately with respect to each series on the record books of the Trust. Certificates for Shares shall be issued to holders of such Shares only upon the authorization of the Trustees, in their discretion, to issue such certificates, and shall be issued, if at all, subject to such rules and regulations as the Trustees may determine. The Trustees may make such rules as they consider appropriate for the transfer of Shares and similar matters. The record books of the Trust shall be conclusive as to the identity of holders of Shares and as to the number of Shares of each series held by each Shareholder.

      5.5 PREEMPTIVE RIGHTS. Shareholders shall have no preemptive or other rights to subscribe to any additional Shares or other securities issued by the Trust or by the Trustees.

      5.6 REDEMPTION OF SHARES. To the extent of the assets of the Trust legally available for such redemption, a Shareholder of any series of the Trust shall have the right, subject to the provisions of Section 5.7 hereof, to require the Trust to redeem his full and fractional Shares of any series out of assets belonging to such series at a redemption price equal to the net asset value per Share next determined after receipt of a request to redeem in proper form as determined by the Trustees. The Trustees shall establish such rules and procedures as they deem appropriate for redemption of Shares; PROVIDED, HOWEVER, that all redemptions shall be in accordance with the Act. Without limiting the generality of the foregoing, the Trust shall, to the extent permitted by applicable law, have the right at any time to redeem the Shares owned by any holder thereof (i) if the value of such Shares in an account maintained by the Trust or its transfer agent for any Shareholder with respect to any series of the Trust is less than the amount specified by resolution of the Trustees; PROVIDED, HOWEVER, that any such Shareholder shall be notified that the value of his account is less than such amount, and shall be allowed such period of time as specified by resolution of the Trustees to make additional purchases of Shares of the appropriate series so that the value of his account may be increased before any such involuntary redemption is processed by the Trust; or (ii) if the net income with respect to any particular series of the Trust should be negative or it should otherwise be appropriate to carry out the Trust's responsibilities under the Act, in each case subject to such further terms and conditions as the Board of Trustees of the Trust may from time to time adopt. The redemption price of Shares of any series of the Trust shall, except as otherwise provided in this section, be the net asset value thereof as determined by the Board of Trustees of the Trust from time to time in accordance with the provisions of applicable law, less such redemption fee or other charge, if any, as may be fixed by resolution of the Board of Trustees of the Trust. When the net income with respect to any particular series of the Trust is negative or whenever deemed appropriate by the Board of Trustees of the Trust in order to carry out the Trust's responsibilities under the Act, any series of the Trust may, without payment of compensation but in consideration of the interests of the Trust or a particular series thereof and of the Shareholders of the Trust or of such series in maintaining a constant net asset value per Share with respect to such series, redeem pro rata from each holder of record on such day, such number of full and fractional Shares of such series as may be necessary to reduce the aggregate number of outstanding Shares of such series in order to permit the net asset value thereof to remain constant. Payment of the redemption price, if any, shall be made in cash by the appropriate series of the Trust at such time and in such manner as may be determined from time to time by the Board of Trustees of the Trust unless, in the opinion of the Board of Trustees, which shall be conclusive and binding upon the Shareholders for all purposes, conditions exist which make payment wholly in cash unwise or undesirable; in such event the appropriate series of the Trust may make payment in the assets belonging or allocable to such series, the value of which shall be determined as provided herein.

      5.7 SUSPENSION OF RIGHT OF REDEMPTION. The Trustees may suspend the right of redemption by Shareholders or postpone the date of payment or the recordation of transfer of Shares of any series, as permitted under the Act or applicable law. Such suspension or postponement shall take effect at such time as the Trustees shall specify but not later than the close of business of the business day following the declaration of suspension or postponement, and thereafter there shall be no right of redemption or payment or transfer until the Trustees shall declare the suspension at an end. In case of suspension of the right of redemption, a Shareholder may either withdraw his request for redemption or receive payment based on the net asset value existing after the termination of the suspension.

      5.8 CONVERSION RIGHTS. The Trustees shall have the authority to provide from time to time that the holders of Shares of any series shall have the right to convert or exchange said Shares for or into Shares of one or more other series in accordance with such requirements and procedures as may be established from time to time by the Trustees.

      8. SHAREHOLDER'S VOTING POWERS AND MEETINGS. Shareholders shall have such power to vote as is provided in, and may hold meetings and take actions pursuant to the provisions of this Declaration of Trust or the Code of Regulations.

      9.4 LIMITATION OF SHAREHOLDER LIABILITY. Shareholders shall not be subject to any personal liability in connection with the assets of the Trust for the acts or obligations of the Trust. The Trustees shall have no power to bind any Shareholder personally or to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time, personally agree to pay by way of subscription to any Share or otherwise. Every obligation, contract, instrument, certificate, Share, other security or undertaking of the Trust, and every other act whatsoever executed in connection with the Trust shall be conclusively presumed to have been executed or done by the executors thereof only in their capacities as Trustees under this Declaration of Trust or in their capacity as officers, employees, or agents of the Trust, and not individually. Every note, bond, contract, order, or other undertaking issued by or on behalf of the Trust or the Trustees relating to the Trust or to any series of the Trust, and the stationery used by the Trust, shall include a recitation limiting the obligation represented thereby to the Trust and its assets (but the omission of such a recitation shall not operate to bind any Shareholder), as follows:

      "The names 'HighMark Funds' and 'Trustees of HighMark Funds' refer respectively to the Trust created and the Trustees, as trustees but not individually or personally, acting from time to time under this Declaration of Trust dated March 10, 1987 to which reference is hereby made and a copy of which is on file at the office of the Secretary of the Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of 'The Merus Group' entered into in the name or on behalf thereof by any of the Trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, Shareholders or representatives of the Trust personally, but bind only the assets of the Trust, and all persons dealing with any series of Shares of the Trust must look solely to the assets of the Trust belonging to such series for the enforcement of any claims against the Trust."

      The rights accruing to a Shareholder under this Section 9.4 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided for herein PROVIDED, HOWEVER, that a Shareholder of any series of the Trust shall be indemnified only from assets belonging to that series.

      9.5 INDEMNIFICATION OF SHAREHOLDERS. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder

      (or his heirs, executors, administrators, or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the Trust estate to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Trust, and shall satisfy any judgment thereon.

      9.6 LIABILITIES OF A SERIES. Liabilities belonging to any series of the Trust, including, without limitation, expenses, fees, charges, taxes, and liabilities incurred or arising in connection with a particular series, or in connection with the management thereof, shall be paid only from the assets belonging to that series.

      10.3 TERMINATION OF TRUST. This Trust shall continue without limitation of time; PROVIDED, HOWEVER, that:

            A. The Trustees, with the vote of a majority of the outstanding Shares of any series of the Trust, may sell and convey the assets belonging to such series to another I trust or corporation organized under the laws of any state of the United States, which is a management investment company as defined in the Act, for an adequate consideration which may include the assumption of all outstanding obligations, taxes, and other liabilities, accrued or contingent, of the series and which may include beneficial interests of such trust or stock of such corporation. Upon making provision for the payment of all such liabilities, by such assumption or otherwise, the Trustees shall distribute the remaining proceeds ratably among the holders of the Shares of the series then outstanding.

            B. The Trustees, with the vote of a majority, of the outstanding Shares of any series of the Trust, may sell and convert into money all the assets belonging to such series. Upon making provision for the payment of all outstanding obligations, taxes, and other liabilities, accrued or contingent, of the series, the Trustees shall distribute the remaining assets belonging to such series ratably among the holders of the outstanding Shares of the series.

            C. Without the vote of a majority of the outstanding Shares of any series of the Trust (unless Shareholder approval is otherwise required by applicable law), the Trustees may combine the assets belonging to any two or more series into a single series if the Trustees reasonably determine that such combination will not have a material adverse effect on the Shareholders of each series affected thereby.

            D. After the effective date of the determination of the Trustees under paragraph A or B above,

                  (1) The Trust shall carry on no business relating to the assets of such series except for the purpose of winding up the affairs of such series.

                  (2) The Trustees shall proceed to wind up the affairs of such series and all of the powers of the Trustees under this Declaration of Trust shall continue until the affairs of such series shall have been wound up, including the power to fulfill or discharge the contracts of the Trust relating to such series, to collect assets of such series, to sell, convey, assign, exchange, transfer, or otherwise dispose of all or any part of the remaining assets of such class to one or more Persons at public or private sale for consideration that may consist in whole or in part of cash, securities, or other property of any kind, to discharge or pay its liabilities, and to do all other acts appropriate to liquidate the business of such series.

                  Upon completion of the distribution of the remaining proceeds or the remaining assets as provided in paragraphs A and B of this section, the Trustees may authorize the termination of that series of the Trust. Such termination shall be effective upon filing with the State Secretary of the Commonwealth of Massachusetts of an instrument setting forth such termination, at which time the Trustees shall be discharged of any and all further liabilities and duties hereunder relating to such series and the right, title and interest of all parties shall be cancelled and discharged with respect to such series. Such instrument shall constitute an amendment to this Declaration of Trust when filed with the State Secretary of the Commonwealth of Massachusetts as provided in this Title X.

      10.8  AMENDMENT PROCEDURE.

            A. Subject to the provisions of subsections B and C of this Section 10.8, this Declaration of Trust may be amended by the affirmative vote of the holders of not less than a majority of the outstanding Shares (except that an amendment which shall affect the holders of one or more series of Shares but not the holders of all outstanding series shall be authorized by vote of the Shareholders holding a majority of the Shares entitled to vote of each series affected and no vote of Shareholders of a series not affected shall be required) or by any larger vote as may be required by any provisions of applicable law.

            B. Notwithstanding any other provisions hereof, until such time as a Registration Statement under the Securities Act of 1933, as amended, covering the first public offering of securities of the Trust shall have become effective, this Declaration of Trust may be terminated or amended in any respect by the affirmative vote of a majority of the Trustees.

            C. The Trustees may also amend this Declaration without the vote of Shareholders to cure any error or ambiguity or to change the name of the Trust or, if they deem it necessary, to conform this Declaration of Trust to the requirements of applicable state or federal laws or regulations or the requirements of the regulated investment company provisions of the Internal Revenue Code of 1986, but the Trustees shall not be liable for failing to do so.

      The following portions of Registrant's Code of Regulations incorporated as Exhibit (b) hereto, define the rights of shareholders:

            1.1 VOTING POWERS. The Shareholders shall have power to vote (a) for the election of Trustees as provided in Section 6.2 and Section 6.5 of the Declaration of Trust; (b) with respect to any amendment of the Declaration of Trust to the extent and as provided in Section
            10.8 of the Declaration of Trust; (c) with respect to any restrictions, or amendments thereto, upon the investment of the assets of the Trust to the extent and as provided in Article V of these Regulations; (d) with respect to the approval of investment advisory agreements (as provided in Section 7.1 of the Declaration of Trust), and with respect to distribution agreements entered into on behalf of the Trust or one or more series thereof, to the extent required by the Investment Company Act of 1940; (e) with respect to matters relating to any termination of the Trust or to incorporation to the extent and as provided in Section 10.3 and Section 10.4, respectively, of the Declaration of Trust; (f) with respect to such additional matters relating to the Trust as may be required by law, the Declaration of Trust, these Regulations, or by any requirements applicable to or agreement of the Trust, or as the Trustees may consider desirable; and (g) to the same extent as the stockholders of a Massachusetts business corporation, when considering whether a court action, proceeding, or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders; PROVIDED, HOWEVER, that no Shareholder of a particular series shall be entitled to bring, or to vote in respect of, any class or derivative action not on behalf of the series of the Trust in respect of which the Shareholder owns Shares. Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to a proportionate fractional vote. There shall be no cumulative voting. Shares may be voted in person or by proxy. The authorization for a proxy to act may be obtained by written authorization or by telephone, facsimile or alternative transmission, provided that such telephone or facsimile transmission is performed in accordance with Telephonic and Facsimile Voting Procedures adopted by the Board of Trustees. On any matter submitted to a vote of the Shareholders, all Shares shall be voted in the aggregate and not by individual series, except (i) where required law, Shares shall be voted by individual series, and (ii) if the Trustees shall have determined that a matter affects the interests only of one or more series, then only the Shareholders of such affected series shall be entitled to vote thereon. Until Shares are issued, the Trustees may exercise all rights of Shareholders and may take any action required or permitted by law, the Declaration of Trust, or these Regulations to be taken by Shareholders.

            1.2 MEETINGS. Meetings of Shareholders of the Trust may be called by the Trustees, and shall be called by the Trustees whenever required by law or upon the written request of holders of at least twenty percent of all the outstanding Shares entitled to vote.

            1.3 QUORUM AND REQUIRED VOTE. At any meeting of the Shareholders, a quorum for the transaction of business shall consist of a majority represented in person or by proxy of the outstanding Shares (without regard to individual series) entitled to vote with respect to a matter; PROVIDED, HOWEVER, that at any meeting at which the only actions to be taken are actions required by law, to be taken by vote of the Shareholders of an individual series, a quorum shall consist of a majority of the outstanding Shares of such individual series entitled to vote thereon, and that at any meeting at which the only actions to be taken shall have been determined by the Board of Trustees to affect the rights and interests of one or more but not all series of the Trust, a quorum shall consist of a majority of the outstanding Shares of the series so affected; and PROVIDED, FURTHER, that any reasonable adjournments of such meeting until a quorum is obtained may be made by a vote of the Shares present in person or by proxy. A majority of the votes shall decide any question and a plurality shall elect a Trustee, subject to any applicable requirements of law or of the Declaration of Trust or these Regulations; PROVIDED, HOWEVER, that when any provision of law or of the Declaration of Trust or these Regulations requires the holders of Shares of any particular series to vote by series and not in the aggregate with respect to a matter, then a majority of the outstanding Shares of that series shall decide such matter insofar as that particular series shall be concerned. As used in these Regulations, the term "vote of a majority of the outstanding Shares" (the 67% or 50% requirement of the third sentence of Section 2(a)(42) of the Investment Company Act of 1940) shall have the same meaning given such term in the Investment Company Act of 1940; PROVIDED, HOWEVER, that such term may be used herein with respect to Shares of the Trust as a whole, or with respect to Shares of a particular series of the Trust, as the context may require.

            1.4 NOTICE. Written notice, stating the place, day, and hour of each meeting of Shareholders and the general nature of the business to be transacted, shall be given by, or at the direction of, the person calling the meeting to each Shareholder of record entitled to vote at the meeting at least ten days prior to the day named for the meeting, unless in a particular case a longer period of notice is required by law. Any adjournments of a meeting of Shareholders may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice.

            1.5 SHAREHOLDERS' LIST. The officer or agent having charge of the transfer books for Shares of the Trust shall make, at least five days before each meeting of Shareholders, a complete list of the Shareholders entitled to vote at the meeting, arranged in alphabetical order with the address of and the number of Shares held by each such Shareholder. The list shall be kept on file at the office of the Trust and shall be subject to inspection by any Shareholders at any time during usual business hours, and shall also be produced and kept open at the time and place of each meeting of Shareholders and shall be subject to the inspection of any Shareholder during each meeting of Shareholders.

            1.6 RECORD DATE. The Trustees may fix a time (during which they may close the Share transfer books of the Trust) not more than ninety
            (90) days prior to the date of any meeting of Shareholders as a record date for the determination of the Shareholders entitled to notice of, or to vote at, any such meeting; only such Shareholders as shall be Shareholders of record at the close of business on the date so fixed shall be entitled to notice of, or to vote at, such meeting, notwithstanding any transfer of any Shares on the books of the Trust after any record date fixed, as aforesaid. The Trustees may also fix a time (during which they may close the Share transfer books of the Trust) not more than fifty (50) days prior to the payment of any dividend, or the date of the allotment of rights or the date when any change or conversion or exchange of Shares shall go into effect, as a record date for the determination of the Shareholders entitled to receive payment of any such dividend, or to receive any such allotment of rights, or to exercise such rights, as the case may be; only such Shareholders as shall be Shareholders of record at the close of business on the date so fixed shall be entitled to receive payment of such dividend, or to receive such allotment of rights, or to exercise such rights, as the case may be, notwithstanding any transfer of any Shares on the books of the Trust after any record date fixed, as aforesaid.

            1.7 SHAREHOLDER ACTION BY WRITTEN CONSENT. Any action taken by Shareholders may be taken without a meeting if a majority of Shareholders entitled to vote on the matter (or such larger proportion thereof as shall be required by any express provision of law or the Declaration of Trust or these Regulations) consent to the action in writing and such written consents are filed with the records of the meetings of Shareholders. Such consent shall be treated for all purposes as a vote taken at a meeting of Shareholders.

            3.1 FORM. Notices to Shareholders shall be in writing and delivered personally or mailed to the Shareholders at their addresses appearing on the books of the Trust. Notices to Trustees shall be oral or by telephone or telegram or in writing delivered personally or mailed to the trustees at their addresses appearing on the books of the Trust. Oral notice shall be deemed to be given when given directly to the person required to be notified and notice by mail shall be deemed to be given when deposited in the United States mail or with a telegraph office or courier service for transmission. Notices to Trustees need not state the purpose of a Regular or Special Meeting.

            3.2 WAIVER. Whenever any notice of the time, place, or purpose of any meeting of Shareholders, Trustees, or committee is required to be given under the provisions of Massachusetts law or under the provisions of the Declaration of Trust or these Regulations, a waiver thereof in writing, signed by the person or persons entitled to such notice and filed with the records of the meeting, whether before or after the holding thereof, or actual attendance at the meeting of Shareholders in person or by proxy, or at the meeting of Trustees or committee in person, shall be deemed equivalent to the giving of such notice to such persons.

      (d)   (1)   Investment Advisory Agreement between Registrant and HighMark
                  Capital Management, Inc., dated as of September 1, 1998 (the
                  "Investment Advisory Agreement"), is incorporated by reference to Exhibit 5(a) of Post-Effective Amendment No. 25 (filed
                  November 30, 1998) to Registrant's Registration Statement on
                  Form N-1A.

            (2) Amended and Restated Schedule A to the Investment Advisory Agreement, dated and made effective as of December 1, 2007, is incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 53 (filed November 21, 2007) to Registrant's Registration Statement on Form N-1A.


            (3)   Amended and Restated Schedule A to the Investment
                  Advisory Agreement, to be effective as of August 1, 2008, is filed herewith.



            (4) Investment Sub-Advisory Agreement between HighMark Capital Management, Inc. and LSV Asset Management is incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 37 (filed September 27, 2002) to Registrant's Registration Statement on Form N-1A.



            (5) Amendment No.1 dated as of October 27, 2005 to Investment Sub-Advisory Agreement between HighMark Capital Management, Inc. and LSV Asset Management is incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 47 (filed November 29, 2005) to Registrant's Registration Statement on Form N-1A.



            (6) Amendment No.2 dated as of December 26, 2007 to Investment Sub-Advisory Agreement between HighMark Capital Management, Inc. and LSV Asset Management, is filed herewith.



            (7) Investment Sub-Advisory Agreement between HighMark Capital Management, Inc. and Aronson+Johnson+Ortiz, LP effective March 31, 2003 is incorporated by reference to Exhibit (d)(5) of Post-Effective Amendment No. 39 (filed November 25, 2003) to Registrant's Registration Statement on Form N-1A.

            (8) Amendment No.1 dated as of October 27, 2005 to Investment Sub-Advisory Agreement between HighMark Capital Management, Inc. and Aronson+Johnson+Ortiz, LP is incorporated by reference to Exhibit (d)(8) of Post-Effective Amendment No. 47 (filed November 29, 2005) to Registrant's Registration Statement on Form N-1A.



            (9) Amendment No.2 dated as of December 13, 2007 to Investment Sub-Advisory Agreement between HighMark Capital Management, Inc. and Aronson+Johnson+Ortiz, LP, is filed herewith.



            (10) Sub-Advisory Agreement between HighMark Capital Management, Inc. and Bailard, Inc., relating to HighMark Enhanced Growth Fund, dated and made effective as of April 3, 2006, is incorporated by reference to Exhibit (d)(10) of Post-Effective Amendment No. 50 (filed August 23, 2006) to Registrant's Registration Statement on Form N-1A.



            (11) Amendment No.1 dated as of December 13, 2007 to Sub-Advisory Agreement between HighMark Capital Management, Inc. and Bailard, Inc., relating to HighMark Enhanced Growth Fund, is filed herewith.



            (12) Sub-Advisory Agreement between HighMark Capital Management, Inc. and Bailard, Inc., relating to HighMark Cognitive Value Fund, dated and made effective as of April 3, 2006, is incorporated by reference to Exhibit (d)(11) of Post-Effective Amendment No. 50 (filed August 23, 2006) to Registrant's Registration Statement on Form N-1A.



            (13) Amendment No.1 dated as of December 13, 2007 to Sub-Advisory Agreement between HighMark Capital Management, Inc. and Bailard, Inc., relating to HighMark Cognitive Value Fund, is filed herewith.



            (14) Sub-Advisory Agreement between HighMark Capital Management, Inc. and Bailard, Inc., relating to HighMark International Opportunities Fund, dated and made effective as of April 3, 2006, is incorporated by reference to Exhibit (d)(12) of Post-Effective Amendment No. 50 (filed August 23, 2006) to Registrant's Registration Statement on Form N-1A.

            (15) Amendment No.1 dated as of December 13, 2007 to Sub-Advisory Agreement between HighMark Capital Management, Inc. and Bailard, Inc., relating to HighMark International Opportunities Fund, is filed herewith.


      (e)   (1)   Underwriting Agreement between the Registrant and PFPC
                  Distributors, Inc., effective as of January 1, 2008, is incorporated by reference to Exhibit (e)(2) of Post-Effective
                  Amendment No. 53 (filed November 21, 2007) to Registrant's
                  Registration Statement on Form N-1A.


            (2) Amended Exhibit A to the Underwriting Agreement between the Registrant and PFPC Distributors, Inc., to be effective as of August 1, 2008, is filed herewith.


      (f)         None.

      (g)   (1)   Custodian Agreement between Registrant and Union Bank of
                  California, N.A., dated as of December 5, 2001 (the "Custodian
                  Agreement"), is incorporated by reference to Exhibit (g)(1) of Post-Effective Amendment No. 37 (filed September 27, 2002) to
                  Registrant's Registration Statement on Form N-1A.

            (2) Amended and Restated Appendix B to the Custodian Agreement, effective as of February 1, 2007, is incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 52 (filed September 27, 2007) to Registrant's Registration Statement on Form N-1A.


            (3) Amended and Restated Appendix B to the Custodian Agreement, to be effective as of August 1, 2008, is filed herewith.



            (4) Amendment dated as of December 27, 2007 to Custodian Agreement between HighMark Funds and Union Bank of California, N.A., is filed herewith.


      (h)   (1)   Amended and Restated Administrative Services Agreement between
                  Registrant and HighMark Capital Management, Inc., effective as of December 10, 2007, is incorporated by reference to Exhibit
                  (h)(3) of Post-Effective Amendment No. 53 (filed November 21,
                  2007) to Registrant's Registration Statement on Form N-1A.

            (2) Amended and Restated Schedule A and Schedule B to the Administrative Services Agreement between Registrant and HighMark Capital Management, Inc., to be effective as of August 1, 2008, are filed herewith.



            (3) Sub-Administration and Accounting Services Agreement between HighMark Capital Management, Inc. and PFPC Inc., effective as of December 3, 2007, is incorporated by reference to Exhibit
                  (h)(2) of Post-Effective Amendment No. 54 (filed April 25,
                  2008) to Registrant's Registration Statement on Form N-1A.



            (4)   Exhibit A to the Sub-Administration and Accounting
                  Services Agreement between HighMark Capital Management, Inc. and PFPC Inc., to be effective August 1, 2008, is filed herewith.



            (5) Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company (the "Transfer Agency and Service Agreement") is incorporated by reference to
                  Exhibit 9(c) of Post-Effective Amendment No. 20 (filed February 25, 1997) to Registrant's Registration Statement on Form N-1A.



            (6) Amendment to the Transfer Agency and Service Agreement is incorporated by reference to Exhibit (h)(8) of Post-Effective Amendment No. 39 (filed November 25, 2003) to Registrant's Registration Statement on Form N-1A.



            (7) Amended and Restated Schedule A to the Transfer Agency and Service Agreement, effective as of February 1, 2007, is incorporated by reference to Exhibit (h)(7) of Post-Effective Amendment No. 52 (filed September 27, 2007) to Registrant's Registration Statement on Form N-1A.



            (8) Form of Amended and Restated Schedule A to the Transfer Agency and Service Agreement, to be effective as of August 1, 2008, is filed herewith.



            (9) Amendment to the Transfer Agency and Service Agreement, dated January 1, 2007 and Amended and Restated Schedule B to the Transfer Agency and Service Agreement, dated January 1, 2007, are incorporated by reference to Exhibit (h)(8) of Post-Effective Amendment

                  No. 52 (filed September 27, 2007) to Registrant's Registration Statement on Form N-1A.


            (10) Shareholder Servicing Plan with respect to Class A Shares, effective as of January 1, 2008, is incorporated by reference to Exhibit (h)(13) of Post-Effective Amendment No. 53 (filed November 21, 2007) to Registrant's Registration Statement on Form N-1A.



            (11) Shareholder Service Plan with respect to Class B Shares is incorporated by reference to Exhibit (h)(9) of Post-Effective Amendment No. 34 (filed September 28, 2001) to Registrant's Registration Statement on Form N-1A.



            (12) Shareholder Service Plan and Agreement with respect to Fiduciary Shares is incorporated by reference to Exhibit
                  (h)(10) of Post-Effective Amendment No. 50 (filed August 23,
                  2006) to Registrant's Registration Statement on Form N-1A.



            (13) First Amendment to Shareholder Service Plan and Agreement with respect to Fiduciary Shares, effective as of July 1, 2006, is incorporated by reference to Exhibit (h)(13) of Post-Effective Amendment No. 52 (filed September 27, 2007) to Registrant's Registration Statement on Form N-1A.


      (i)   (1)   Opinion and Consent of Counsel as to shares registered is
                  incorporated by reference to Exhibit (i) of Post-Effective
                  Amendment No.43 (filed September 29, 2004) to Registrant's
                  Registration Statement on Form N-1A.

            (2) Opinion and Consent of Counsel, dated January 14, 2005, as to shares registered is incorporated by reference to Exhibit
                  (i)(2) of Post-Effective Amendment No.45 (filed January 14,
                  2005) to Registrant's Registration Statement on Form N-1A.

            (3) Opinion and Consent of Counsel as to shares registered is incorporated by reference to Exhibit (i)(3) of Post-Effective Amendment No.48 (filed December 23, 2005) to Registrant's Registration Statement on Form N-1A.

            (4) Opinion and Consent of Counsel as to shares registered is incorporated by reference to Exhibit i(4) of Post-Effective

                  Amendment No. 51 (filed November 2, 2006) to Registrant's Registration Statement on Form N-1A.


            (5) Opinion and Consent of Counsel as to shares registered is filed herewith.


      (j)         None.

      (k)         None.

      (l)         None.

      (m)   (1)   Restated Distribution Plan with respect to Class A Shares is incorporated by reference to Exhibit (m)(1) of Post-Effective
                  Amendment No. 34 (filed September 28, 2001) to Registrant's
                  Registration Statement on Form N-1A.

            (2) Amended Class B Distribution Plan dated June 18, 2003 is incorporated by reference to Exhibit (m)(2) of Post-Effective Amendment No. 39 (filed November 25, 2003) to Registrant's Registration Statement on Form N-1A.

            (3) Distribution and Shareholder Services Plan with respect to Class C Shares, effective as of January 1, 2008, is incorporated by reference to Exhibit (m)(4) of Post-Effective Amendment No. 53 (filed November 21, 2007) to Registrant's Registration Statement on Form N-1A.

            (4) Distribution Plan with respect to Class S Shares is incorporated by reference to Exhibit (m)(5) of Post-Effective Amendment No. 28 (filed September 20, 1999) to Registrant's Registration Statement on Form N-1A.


      (n) Amended Multiple Class Plan for Highmark Funds modified by the Board of Trustees on June 26, 2008, is filed herewith.


      (p)   (1)   Code of Ethics of HighMark Funds effective as of March 24,
                  2005 is incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No.46 (filed September 30,

                  2005) to Registrant's Registration Statement on Form N-1A.

            (2) Code of Ethics of HighMark Capital Management, Inc. dated as of June 26, 2008, is filed herewith.

            (3) Code of Ethics of LSV Asset Management dated as of February 26, 2008, is filed herewith.

            (4) Code of Ethics of PFPC Distributors, Inc. effective as of May 2007, is filed herewith.

            (5) Code of Ethics of Aronson+Johnson+Ortiz, LP effective January 2, 2008, is filed herewith.

            (6) Code of Ethics of Bailard, Inc. dated as of January 29, 2008, is filed herewith.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

      As of the effective date of this Registration Statement, there are no persons controlled by or under common control with the Registrant.

ITEM 25. INDEMNIFICATION

      Article IX, Section 9.2 of the Registrant's Declaration of Trust, filed or incorporated by reference as Exhibit (a) hereto, provides for the indemnification of Registrant's trustees and officers. Indemnification of the Registrant's principal underwriter, custodian, investment adviser, administrator and transfer agent is provided for, respectively, in Section 6 of the Distribution Agreement, filed or incorporated by reference as Exhibit (e) hereto, Section 16 of the Custodian Agreement, filed or incorporated by reference as Exhibit (g) hereto, Section 8 of the Investment Advisory Agreement, filed or incorporated by reference as Exhibit (d)(1) hereto, Section 4 of the Administrative Services Agreement, filed or incorporated by reference as Exhibit (h)(1) hereto and Section 6 of the Transfer Agency and Service Agreement, filed or incorporated by reference as Exhibit (h)(3) hereto. Registrant has obtained from a major insurance carrier a trustees and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with

      Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

      Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND SUB-ADVISORS

      HighMark Capital Management, Inc. (the "Adviser") performs investment advisory services for Registrant. The Adviser offers a wide range of investment management services to its clients in California, Oregon, and Washington and around the world. The Adviser is a wholly-owned subsidiary of Union Bank of California, N.A., which is a wholly-owned subsidiary of UnionBanCal Corporation, a publicly traded corporation, a majority of the shares of which are owned by The Bank of Tokyo-Mitsubishi UFJ, Ltd., a wholly-owned subsidiary of Mitsubishi UFJ Financial Group, Inc.


      To the knowledge of Registrant, none of the directors or officers of the Adviser, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of the Adviser may also hold positions with Union Bank of California, N.A., UnionBanCal Corporation, The Bank of Tokyo-Mitsubishi UFJ, Ltd. and/or their other subsidiaries.


      Listed below are the directors and certain principal executive officers of the Adviser, their principal occupations and, for the prior two fiscal years, any other business, profession, vocation, or employment of a substantial nature engaged in by such directors and officers:

Name                        Position with the Adviser                  Principal Occupation
------------------   ---------------------------------------   -------------------------------------
Jeffrey L. Boyle     Senior Vice President and                 Senior Vice President, Sales

Name                         Position with the Adviser                  Principal Occupation
------------------   ---------------------------------------   -------------------------------------
                     Sales Manager                             Union Bank of California
                                                               350 California Street
                                                               San Francisco, CA 94104

Brian W. Smith       Vice President and Assistant Treasurer    Vice President
                                                               Union Bank of California
                                                               400 California Street
                                                               San Francisco, CA 94104

Catherine Vacca      Senior Vice President, Chief Compliance   Chief Compliance Officer
                     Officer and Assistant Secretary           HighMark Capital Management
                                                               350 California Street
                                                               San Francisco, CA 94104

Earle A. Malm II     Member of the Board of Directors,         President and Chief Executive Officer
                     Chairman of the Board, President and      HighMark Capital Management
                     Chief Executive Officer                   350 California Street
                                                               San Francisco, CA 94104

David J. Goerz III   Member of the Board of Directors,         Chief Investment Officer
                     Senior Vice President and Chief           HighMark Capital Management
                     Investment Officer                        350 California Street
                                                               San Francisco, CA 94104

R. Gregory Knopf     Senior Vice President and Managing        Managing Director
                     Director                                  HighMark Capital Management
                                                               445 S. Figueroa Street
                                                               Los Angeles, CA 90071

Kevin A. Rogers      Senior Vice President and Managing        Managing Director
                     Director                                  HighMark Capital Management
                                                               18300 Von Karman Avenue
                                                               Irvine, CA 92612

Richard Earnest      Senior Vice President and Director of     Director of Value Momentum
                     Value Momentum                            HighMark Capital Management
                                                               445 S. Figueroa Street
                                                               Los Angeles, CA 90071

Laurence Reed        Member of the Board of Directors,         Chief Financial Officer
                     Senior Vice President, Chief Financial    HighMark Capital Management
                     Officer, Treasurer and Corporate          350 California Street
                     Secretary                                 San Francisco, CA 94104

      LSV Asset Management ("LSV") is a sub-adviser of HighMark Small Cap Value Fund. LSV is a registered investment adviser organized as a Delaware partnership. The principal business address of LSV is 1 N. Wacker Drive, Chicago, Illinois 60606.

      To the knowledge of Registrant, none of the directors or officers of LSV, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

      Listed below are the directors and certain principal executive officers of LSV, their principal occupations and, for the prior two fiscal years, any other business, profession, vocation, or employment of a substantial nature engaged in by such directors and officers:

Name                             Position with LSV                Principal Occupation
----------------------   --------------------------------   -------------------------------
Josef Lakonishok         Partner, Chief Executive Officer   Same; other employment includes
                         and Portfolio Manager              Prof. of Finance, University of
                                                            Illinois, 1206 South Sixth,
                                                            Champaign, Illinois 61820

Robert Vishny            Partner                            Same; former Eric J Gleacher
                                                            Prof. of Finance at the
                                                            University of Chicago, where he
                                                            taught from 1985-2005.

Menno Vermuelen          Partner, Portfolio Manager and     Same
                         Senior Quantitative Analyst

Tremaine Atkinson        Partner, Chief Operating Officer   Same
                         and Chief Compliance Officer

Christopher LaCroix      Partner and Managing Director of   Same
169 East Avenue          New Business Development
Norwalk, CT 06851

SEI Funds, Inc.          General Partner                    N/A
1 Freedom Valley Drive
Oaks, PA 19456

      Aronson+Johnson+Ortiz, LP ("AJO") is a sub-adviser of HighMark Large Cap Value Fund. AJO is a registered investment adviser organized as a Delaware limited partnership. The principal address of AJO is 230 South Broad Street, Twentieth Floor Philadelphia, PA 19102.

      To the knowledge of Registrant, none of the directors or officers of AJO, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

      Listed below are the directors and certain principal executive officers of AJO, their principal occupations and, for the prior two fiscal years, any other business, profession, vocation, or employment of a substantial nature engaged in by such directors and officers:


Name                  Position with AJO                       Principal Occupation
-------------------   -------------------------------------   -----------------------------------------
Theodore R. Aronson   Managing Principal, Portfolio Manager   Same

Stefani Cranston      Principal, Portfolio Manager            Same

Douglas D. Dixon      Principal, Trader                       Same

Paul Dodge            Principal, Operations                   Same

Kevin M. Johnson      Principal, Portfolio Manager            Same

Stuart P. Kaye        Principal, Portfolio Manager            Same. Prior to joining AJO in March 2008,
                                                              Mr. Kaye was head of research in the U.S.
                                                              Structured Products Group at Invesco.

Gina Marie N. Moore   Principal, Portfolio Manager            Same

Martha E. Ortiz       Principal, Portfolio Manager            Same

Gregory J. Rogers     Principal, Trader                       Same

R. Brian Wenzinger    Principal, Portfolio Manager            Same

Joseph F. Dietrick    Principal, Chief Compliance Officer     Same


      Bailard, Inc. ("Bailard") is a sub-adviser of HighMark Cognitive Value Fund, HighMark Enhanced Growth Fund and HighMark International Opportunities Fund. Bailard is a registered investment adviser organized as a California corporation. The principal business address of Bailard is 950 Tower Lane, Suite 1900, Foster City, CA 94404.

      To the knowledge of Registrant, none of the directors or officers of Bailard, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

      Listed below are the directors and certain principal executive officers of Bailard, their principal occupations and, for the prior two fiscal years, any other business, profession, vocation, or employment of a substantial nature engaged in by such directors and officers:

Name                               Position with Bailard                          Principal Occupation*
----------------------   -------------------------------------------   ------------------------------------------
Thomas E. Bailard        Director and Chairman                         Director and Chairman of Bailard Fund
                                                                       Services, Inc.;  Director, Chairman and
                                                                       CEO of Bailard REIT I, Inc. ("REIT I") and
                                                                       Bailard REIT II, Inc.("REIT II"); Chairman
                                                                       and Director of the Bailard Technology
                                                                       Exchange Fund, LLC (the "Tech Fund"),
                                                                       Director and President of Bailard
                                                                       Long/Short Offshore Fund, Ltd ("Offshore
                                                                       Fund"); Director and Chairman of BB&K
                                                                       Holdings, Inc.; Director and Chairman of
                                                                       Bailard General Partners I, Inc. ("General
                                                                       Partners I"); CEO of Bailard Emerging Life
                                                                       Sciences I GP, L.P. Previously CEO of
                                                                       Bailard.

Peter M. Hill            Director and CEO                              Director and CEO of BB&K Holdings, Inc.;
                                                                       Director of Bailard Fund Services, Inc.;
                                                                       President and Director of the Tech Fund;
                                                                       Director of General Partners I; Director
                                                                       and Vice President of Offshore Fund.
                                                                       Previously Chief Investment Officer of
                                                                       Bailard.

Sonya Thadhani           Chief Investment Officer and Portfolio        Portfolio Manager for HighMark Enhanced
                         Manager                                       Growth Fund. Previously Senior Vice
                                                                       President of Equity Research at Bailard.

Burnice E. Sparks, Jr.   Director and President                        Chief Executive Officer, Chief Compliance
                                                                       Officer and Director of Bailard Fund
                                                                       Services, Inc.; Director of General
                                                                       Partners I.  Previously President of
                                                                       Client Group at Bailard.

Barbara V. Bailey        Treasurer/Secretary, Executive Vice           Treasurer and Secretary of BB&K Holdings,
                         President and Chief Financial Officer         Inc.; Treasurer and Secretary of Bailard
                                                                       Fund Services, Inc.; Treasurer and
                                                                       Secretary of REIT I.; Treasurer and
                                                                       Secretary of REIT II; Treasurer/CFO of the
                                                                       Tech Fund; Treasurer/ Assistant Secretary
                                                                       of Offshore Fund; Treasurer/ Secretary of
                                                                       General Partners I; Treasurer/ Secretary
                                                                       of Bailard Emerging Life Sciences I GP,
                                                                       L.P.

Diana L. Dessonville     Executive Vice President and Co-Director of   Vice President of  REIT I and  REIT II.
                         the Business Development Group

* The principal business address of each entity listed is 950 Tower Lane, Suite 1900, Foster City, CA 94404.

ITEM 27. PRINCIPAL UNDERWRITER

      (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

            PFPC Distributors, Inc. ("the Distributor") is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. As of January 31, 2008, the Distributor acted as principal underwriter for the following investment companies:

                  AFBA 5 Star Funds, Inc.
                  Aston Funds
                  Atlantic Whitehall Funds Trust
                  BHR Institutional Funds
                  CRM Mutual Fund Trust
                  E.I.I. Realty Securities Trust
                  FundVantage Trust
                  GuideStone Funds
                  Highland Floating Rate Fund
                  Highland Floating Rate Advantage Fund
                  Highland Funds I
                  HighMark Funds
                  Kalmar Pooled Investment Trust
                  Matthews Asian Funds
                  Metropolitan West Funds
                  New Alternatives Fund
                  Old Westbury Funds
                  PAX World Funds Series Trust I
                  The RBB Fund, Inc.
                  Stratton Multi-Cap Fund
                  Stratton Monthly Dividend REIT Shares, Inc.
                  The Stratton Funds, Inc.
                  Sterling Capital Small Cap Value Fund
                  The Torray Fund

                  Van Wagoner Funds
                  Wilshire Mutual Funds, Inc.
                  Wilshire Variable Insurance Trust

      (b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 19 of Part B. The Distributor is a Massachusetts corporation located at 760 Moore Road, King of Prussia, PA 19406. The Distributor is a wholly-owned subsidiary of PFPC, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., a publicly traded company.

The following is a list of the directors and executive officers of the Distributor. Unless otherwise noted, the business address of each director or officer is 760 Moore Road, King of Prussia, PA 19406.

                                          Position and Office                Positions and Offices
Name                                       with Underwriter                      with Registrant
------------------------   -----------------------------------------------   ---------------------
Nicholas M. Marsini, Jr.   Director                                          None
Michael DeNofrio           Director                                          None
Steven Turowski            Director                                          None
T. Thomas Deck             Director, President and Chief Executive Officer   None
Bruno DiStefano            Vice President                                    None
Susan K. Moscaritolo       Vice President, Secretary and Clerk               None
Charlene Wilson            Treasurer and Financial Operations Principal,     None
                           Chief Financial Officer
Rita G. Adler              Chief Compliance Officer                          None
Jodi L. Jamison            Chief Legal Officer                               None
Maria C. Schaffer          Controller and Assistant Treasurer                None
John Munera                Anti-Money Laundering Officer                     None
Ronald Berge               Assistant Vice President                          None
Julie Bartos               Assistant Secretary and Assistant Clerk           None
Dianna A. Stone            Assistant Secretary and Assistant Clerk           None

      (c) Provide the information required by the following table for all commissions and other compensation received, directly or indirectly, from the Registrant during the last fiscal year by each principal underwriter who is not an affiliated person of the Registrant or any affiliated person of an affiliated person:

                                   Net Underwriting
                                    Discounts and     Compensation on Redemption    Brokerage        Other
Name of Principal Underwriter        Commissions            and Repurchases        Commissions   Compensation
--------------------------------   ----------------   --------------------------   -----------   ------------
SEI Investments Distribution Co.      $2,834,307                $93,675                 $0            $0
PFPC Distributors, Inc.(1)            $        0                $     0                 $0            $0

(1) PFPC Distributors, Inc. became principal underwriter effective January 1, 2008, after the conclusion of the last fiscal year.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         (1) HighMark Capital Management, Inc., 350 California Street, San Francisco, CA 94104 (records relating to its function as investment adviser and administrator).

         (2) Union Bank of California, N.A., 350 California Street, San Francisco, CA 94104 (records relating to its functions as custodian).

         (5) PFPC Inc., 4400 Computer Drive, Westborough, MA 01581 (records relating to its function as sub-administrator).

         (6) PFPC Inc., 99 High Street, Boston, MA 02110 (records relating to its function as sub-administrator).

         (7) PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406 (records relating to its function as distributor).

         (8) State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 (records relating to its function as transfer agent).

         (9) Ropes & Gray LLP, One Embarcadero Center, Suite 2200, San Francisco, California 94111, One Metro Center, 700 12th Street, N.W., Suite 900, Washington, DC 20005 and One International Place, Boston, MA 02110 (the Registrant's Declaration of Trust, Code of Regulations and Minute Books).

ITEM 29. MANAGEMENT SERVICES

         None.

ITEM 30. UNDERTAKINGS

         Registrant hereby undertakes to call a meeting of the shareholders for the purpose of voting upon the question of removal of one or more trustees when requested to do so by the holders of at least 10% of the outstanding shares of Registrant and to comply with the provisions of
         Section 16(c) of the Investment Company Act of 1940 relating to shareholder communication.

         Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

The names "HighMark Funds" and "Trustees of HighMark Funds" refers respectively to the Trust created and the Trustees, as trustees but not individually or personally, acting from time to time under a Declaration of Trust dated March 10, 1987 to which reference is hereby made and a copy of which is on file at the office of the Secretary of The Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of the Trust entered into in the name or on behalf thereof by any of the Trustees, or its representatives or agents, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of the Trust personally, but bind only the assets of the Trust and all persons dealing with any series of shares of the Trust must look solely to the assets of the Trust belonging to such series for the enforcement of any claims against the Trust.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, HighMark Funds, certifies that it meets all of the requirements for effectiveness of the registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California, on the 8th day of July, 2008.


                                        HighMark Funds



                                        By: /s/ Earle A. Malm II
                                            ------------------------------------
                                            Earle A. Malm II
                                            President


     Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement of HighMark Funds has been signed below by the following persons in the capacities and on the dates indicated:


             Signature                             Capacity                  Date
------------------------------------   ------------------------------   ------------


/s/ Earle A. Malm II                   President (Principal Executive   July 8, 2008
------------------------------------   Officer), Trustee
Earle A. Malm II


/s/ Colleen Cummings                   Controller and Chief Financial   July 8, 2008
------------------------------------   Officer (Principal Financial
Colleen Cummings                       and Accounting Officer)


*/s/ David Benkert                     Trustee                          July 8, 2008
------------------------------------
David Benkert


*/s/ Thomas L. Braje                   Trustee                          July 8, 2008
------------------------------------
Thomas L. Braje


*/s/ David A. Goldfarb                 Trustee                          July 8, 2008
------------------------------------
David A. Goldfarb


*/s/ Evelyn Dilsaver                   Trustee                          July 8, 2008
------------------------------------
Evelyn Dilsaver


*/s/ Michael L. Noel                   Trustee                          July 8, 2008
------------------------------------
Michael L. Noel


*/s/ Robert M. Whitler                 Trustee                          July 8, 2008
------------------------------------
Robert M. Whitler



*By: /s/ Earle A. Malm II
     ---------------------------------
     Earle A. Malm II
     Attorney-In-Fact, pursuant to
     powers of attorney filed herewith.

                                POWER OF ATTORNEY

Each of the undersigned Trustees of HighMark Funds (the "Trust") hereby constitutes and appoints Laurie Dowd, K. David James, Earle A. Malm, II and Pamela O'Donnell, each of them with full powers of substitution or resubstitution, as his or her true and lawful attorney-in-fact and agent to execute in his or her name and on his or her behalf in any and all capacities any registration statements or statement of the Trust and any and all amendments thereto (including post-effective amendments) pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (together, the "Acts"), all other documents filed by the Trust or its affiliates with the Securities and Exchange Commission (the "SEC") under the Acts and any rules, regulations or requirements of the SEC in respect thereof, and any and all instruments which such attorneys and agents, or any of them, deem necessary or advisable to enable the Trust or its affiliates to comply with the Acts, the rules, regulations and requirements of the SEC, and the securities or Blue Sky laws of any state or other jurisdiction, including specifically, but without limiting the generality of the foregoing, all documents necessary to ensure the Trust has insurance and fidelity bond coverage, and to file the same, with all exhibits thereto and other documents in connection therewith, with the SEC and such other jurisdictions, and the undersigned hereby ratifies and confirms as his or her own act and deed any and all acts that such attorneys and agents, or any of them, shall do or cause to be done by virtue hereof. Any one of such attorneys and agents has, and may exercise, all of the powers hereby conferred. The undersigned hereby revokes any Powers of Attorney previously granted with respect to the Trust concerning the filings and actions described herein.

IN WITNESS WHEREOF, the undersigned have hereunto set their hands as of the 1st day of January 2008.

           SIGNATURE                TITLE
--------------------------------   -------


/s/ Thomas L. Braje                Trustee
--------------------------------
Thomas L. Braje


/s/ Evelyn Dilsaver                Trustee
--------------------------------
Evelyn Dilsaver


/s/ Michael L. Noel                Trustee
--------------------------------
Michael L. Noel


/s/ Earle A. Malm II               Trustee
--------------------------------
Earle A. Malm II


/s/ David E. Benkert               Trustee
--------------------------------
David E. Benkert


/s/ David A. Goldfarb              Trustee
--------------------------------
David A. Goldfarb


/s/ Robert M. Whitler              Trustee
--------------------------------
  Robert M. Whitler

                                  EXHIBIT INDEX

Exhibit No.                                  Description
-----------   ------------------------------------------------------------------
(d)(3)        Amended and Restated Schedule A to the Investment Advisory
              Agreement

(d)(6)        Amendment No.2 to Investment Sub-Advisory Agreement between
              HighMark Capital Management, Inc. and LSV Asset Management

(d)(9)        Amendment No.2 to Investment Sub-Advisory Agreement between
              HighMark Capital Management, Inc. and Aronson+Johnson+Ortiz, LP

(d)(11)       Amendment No.1 to Sub-Advisory Agreement between HighMark Capital
              Management, Inc. and Bailard, Inc., relating to HighMark Enhanced
              Growth Fund

(d)(13)       Amendment No.1 to Sub-Advisory Agreement between HighMark Capital
              Management, Inc. and Bailard, Inc., relating to HighMark Cognitive
              Value Fund

(d)(15)       Amendment No.1 to Sub-Advisory Agreement between HighMark Capital
              Management, Inc. and Bailard, Inc., relating to HighMark
              International Opportunities Fund

(e)(2) Amended Exhibit A to the Underwriting Agreement between the Registrant and PFPC Distributors, Inc.

(g)(3)        Amended and Restated Appendix B to the Custodian Agreement

(g)(4)        Amendment to Custodian Agreement between HighMark Funds and Union
              Bank of California, N.A.

(h)(2)        Amended and Restated Schedule A and Schedule B to the
              Administrative Services Agreement between Registrant and HighMark
              Capital Management, Inc.

(h)(4)        Exhibit A to the Sub-Administration and Accounting
              Services Agreement between HighMark Capital Management, Inc. and
              PFPC Inc.

(h)(8)        Form of Amended and Restated Schedule A to the Transfer Agency and
              Service Agreement

(i)(5)        Opinion and Consent of Ropes & Gray LLP

(n)           Amended Multiple Class Plan for HighMark Funds

(p)(2)        Code of Ethics of HighMark Capital Management, Inc.

(p)(3)        Code of Ethics of LSV Asset Management

(p)(4)        Code of Ethics of PFPC Distributors, Inc.

(p)(5)        Code of Ethics of Aronson+Johnson+Ortiz, LP

(p)(6)        Code of Ethics of Bailard, Inc.